UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1: Report(s) to Shareholders.

Annual Report  |  August 31, 2022
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

This page is intentionally left blank.

Three ways for investors to include bond funds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds  |  Annual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 12 Months Ended August 31, 2022
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-6.04%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-5.98%
Fund Category: Morningstar Inflation Protected Bond[1]	-4.48%
Performance Details	pages 7-9

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	-11.51%
Bloomberg US Aggregate Bond Index	-11.52%
Fund Category: Morningstar Intermediate Core Bond[1]	-11.76%
Performance Details	pages 10-12

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	-5.81%
Bloomberg US Government/Credit 1-5 Year Index	-5.84%
Fund Category: Morningstar Short-Term Bond[1]	-5.23%
Performance Details	pages 13-15
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Taxable Bond Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
The fiscal year ended August 31, 2022, may have felt like a roller coaster ride for investors. Despite escalating inflationary pressures and the lingering economic impact of the COVID-19 pandemic, the U.S. economy continued to grow in late 2021. However, the economy slowed in 2022 due to rising energy and commodity prices, global supply-chain disruptions, and the increasing likelihood that the U.S. Federal Reserve (Fed) would raise short-term interest rates. These concerns were heightened by Russia’s invasion of Ukraine in February, which triggered a humanitarian crisis, heightened geopolitical instability, and exacerbated energy, food, and commodity price inflation. Bond yields rose sharply in concert with inflation and interest rates as the Fed raised the federal funds rate four times—in March, May, June, and July—in its most aggressive series of rate hikes in decades. Bond prices, which typically move in the opposite direction of yields, broadly lost ground, with longer-duration and lower-credit-quality issues suffering the steepest losses. The broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, returned -11.5% for the reporting period.
Market declines and volatility can unsettle confidence even in well-established investment plans and can cause investors to impulsively react to market movements. At such times, it is helpful to remember that, in the longer-term, this can often make investing outcomes worse. While dips occur periodically, the market’s historical trend remains upward, with declines often brief and eventually coming to an end. In fact, the Schwab Center for Financial Research found that going back to the late 1960s, the average bull market lasted about six years while the average bear market lasted about 15 months.1 In addition, missing out on early gains after the market has hit bottom can lead to lower returns over time as market rebounds tend to be front-loaded. At Schwab Asset Management, we believe investors are best served by maintaining a long-term investment plan and a portfolio with exposure to a mix of asset classes based on their risk tolerance and goals. The Schwab Taxable Bond Funds can serve as part of the core of a diversified portfolio, offering simple, low-cost access to U.S. investment grade bonds, short-term bonds, or U.S Treasury inflation-protected securities.
Thank you for investing with Schwab Asset Management. For more information about the Schwab Taxable Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In fact, the Schwab Center for Financial Research found that going back to the late 1960s, the average bull market lasted about six years while the average bear market lasted about 15 months.1”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
[1]	Schwab Center for Financial Research. (2022, September 13). Stock Market Volatility: Inflation Strikes Again.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Taxable Bond Funds
The Investment Environment

For the 12-month reporting period ended August 31, 2022, most U.S. fixed-income markets experienced heightened volatility, materially higher interest rates, and negative performance results during the reporting period. Over the first four months of the period, U.S. stocks held their ground, with several key market indices repeatedly exceeding previous record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of rising interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices to over $100 per barrel for the first time since 2014 and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher. As the Fed became increasingly aggressive in its rate hikes, demand for bonds continued to wane and yields continued their upward trend. For the reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -11.52%, while the Bloomberg US Government/Credit 1-5 Year Index returned -5.84%. The Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returned -5.98%.
The U.S. economy continued its recovery from the impact of the COVID-19 pandemic in the third and fourth quarters of 2021. Gross domestic product (GDP) rose at an annualized rate of 2.3% and 6.9% for the third and fourth quarters of 2021, respectively. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, a tight labor market, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.6% for the first quarter of 2022, followed by a decrease at an annualized rate of -0.6% for the second quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period near pre-pandemic levels. Inflation remained stubbornly high due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Monetary policies around the world varied. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, and 0.75% in late July in an effort to achieve a return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. The Fed also set expectations
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Taxable Bond Funds
The Investment Environment (continued)

for further rate hikes by the end of 2022. In addition, the Fed ended its bond-buying program, which it had begun to scale back in November 2021, in early March 2022. In June, the Fed began to reduce the $9 trillion in assets it holds on its balance sheet vowing to be even more aggressive than during its last round of quantitative tightening in 2017 through 2019. Outside the Unites States, central banks were generally similarly responsive. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank raised its interest rate by 0.50% in July 2022 and ended its long-running asset purchase program amid downgraded growth forecasts. The Bank of England raised its key official bank rate six times during the reporting period, to 1.75%, bringing borrowing costs to a 13-year high as the Bank of England wrestles with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, but reiterated that it would not hesitate to take extra easing measures if needed. Central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raised rates multiple times over the reporting period to counteract the impacts of inflation. In contrast, China cut its rate three times over the reporting period. Russia, which raised its benchmark policy rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, reduced it several times during the reporting period.
Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, fluctuated over the final four months of 2021, began to rise in January 2022, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset Management, leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index Fund. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service, and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Treasury Inflation Protected Securities Index Fund as of August 31, 2022

The Schwab Treasury Inflation Protected Securities Index Fund’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM (the comparative index). Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the comparative index. For more information about the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Most U.S. fixed-income markets experienced heightened volatility, materially higher interest rates, and negative performance results for the 12-month reporting period ended August 31, 2022. Over the final four months of 2021, U.S. stocks held their ground, with several key equity indices repeatedly exceeding record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined as inflation accelerated, the likelihood of rising interest rates increased, and, in February 2022, Russia invaded Ukraine, driving oil prices to over $100 per barrel and roiling stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed began shifting its stance as rising inflation, initially thought to be “transitory,” showed no signs of slowing and the job market remained tight. In mid-March, the Fed raised the federal funds rate by 0.25%, followed by three—in early May, mid-June, and late July—increasingly aggressive rate increases by the end of the reporting period in an effort to return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. As interest rates rose, demand for bonds continued to wane and yields continued their upward trend. Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period. Nearly all bond markets posted negative returns, with the exception of the shortest-term securities (one- and three-month U.S. Treasuries), which were just slightly positive. Although U.S. Treasury Inflation-Protected Securities turned negative—particularly in the second half of the reporting period—they generally outperformed both shorter- and longer-term U.S. Treasuries as inflationary pressures continued.
Performance. The fund returned -6.04% for the 12-month period ended August 31, 2022, while the comparative index returned -5.98%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.

Management discussion and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of August 31, 2022

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type1

Weighted Average Maturity[3]	7.7 Yrs
Weighted Average Duration[3]	7.2 Yrs
By Credit Quality4

Portfolio holdings may have changed since the report date.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.
[4]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of August 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2012 – August 31, 2022)1

Average Annual Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	-6.04%	3.14%	1.59%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	-5.98%	3.22%	1.73%
Fund Category: Morningstar Inflation Protected Bond [2]	-4.48%	2.90%	1.38%
Fund Expense Ratio[3]: 0.05%

Yields1
30-Day SEC Yield	16.90% [4]
12-Month Distribution Yield	5.97%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities Index Fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.

Schwab Taxable Bond Funds  |  Annual Report

Schwab U.S. Aggregate Bond Index Fund as of August 31, 2022

The Schwab U.S. Aggregate Bond Index Fund’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Aggregate Bond Index (the comparative index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Most U.S. fixed-income markets experienced heightened volatility, materially higher interest rates, and negative performance results for the 12-month reporting period ended August 31, 2022. Over the final four months of 2021, U.S. stocks held their ground, with several key equity indices repeatedly exceeding record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined as inflation accelerated, the likelihood of rising interest rates increased, and, in February 2022, Russia invaded Ukraine, driving oil prices to over $100 per barrel and roiling stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed began shifting its stance as rising inflation, initially thought to be “transitory,” showed no signs of slowing and the job market remained tight. In mid-March, the Fed raised the federal funds rate by 0.25%, followed by three—in early May, mid-June, and late July—increasingly aggressive rate increases by the end of the reporting period in an effort to return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. As interest rates rose, demand for bonds continued to wane and yields continued their upward trend. Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period.
Among bond markets, nearly all posted negative returns, with the exception of the shortest-term securities (one- and three-month U.S. Treasuries), which were just slightly positive. Although U.S. Treasury Inflation-Protected Securities turned negative—particularly in the second half of the reporting period—they generally outperformed both shorter- and longer-term U.S. Treasuries as inflationary pressures continued. Corporate bonds were the weakest performers, followed by U.S. Treasuries and mortgage-backed securities. Credit spreads on investment-grade securities and mortgage-backed securities generally increased over the reporting period.
Performance. The fund returned -11.51% for the 12-month period ended August 31, 2022, while the index returned -11.52%.
The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 1.5%, with a minimum exposure of 1.1% and maximum exposure of 2.3% over the period.

Management discussion and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds  |  Annual Report

Schwab U.S. Aggregate Bond Index Fund
Performance and Fund Facts as of August 31, 2022

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type1

Weighted Average Maturity[4]	8.6 Yrs
Weighted Average Duration[4]	6.4 Yrs
By Credit Quality5

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.7% of net assets on August 31, 2022.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[4]	See Glossary for definitions of maturity and duration.
[5]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[6]	Less than 0.05%.

Schwab Taxable Bond Funds  |  Annual Report

Schwab U.S. Aggregate Bond Index Fund
Performance and Fund Facts as of August 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (February 23, 2017 – August 31, 2022)1

Average Annual Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	-11.51%	0.42%	0.90%
Bloomberg US Aggregate Bond Index	-11.52%	0.52%	1.03%
Fund Category: Morningstar Intermediate Core Bond [2]	-11.76%	0.39%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	3.28%
12-Month Distribution Yield	2.36%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Short-Term Bond Index Fund as of August 31, 2022

The Schwab Short-Term Bond Index Fund’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment-grade government related and corporate bonds with maturities between 1-5 years. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index (the comparative index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Most U.S. fixed-income markets experienced heightened volatility, materially higher interest rates, and negative performance results for the 12-month reporting period ended August 31, 2022. Over the final four months of 2021, U.S. stocks held their ground, with several key equity indices repeatedly exceeding record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined as inflation accelerated, the likelihood of rising interest rates increased, and, in February 2022, Russia invaded Ukraine, driving oil prices to over $100 per barrel and roiling stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed began shifting its stance as rising inflation, initially thought to be “transitory,” showed no signs of slowing and the job market remained tight. In mid-March, the Fed raised the federal funds rate by 0.25%, followed by three—in early May, mid-June, and late July—increasingly aggressive rate increases by the end of the reporting period in an effort to return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. As interest rates rose, demand for bonds continued to wane and yields continued their upward trend. Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period.
Among bond markets, nearly all posted negative returns, with the exception of the shortest-term securities (one- and three-month U.S. Treasuries), which were just slightly positive. Although U.S. Treasury Inflation-Protected Securities turned negative—particularly in the second half of the reporting period—they generally outperformed both shorter- and longer-term U.S. Treasuries as inflationary pressures continued. Corporate bonds were the weakest performers, followed by U.S. Treasuries and mortgage-backed securities. Credit spreads on investment-grade securities and mortgage-backed securities generally increased over the reporting period.
Performance. The fund returned -5.81% for the 12-month period ended August 31, 2022, while the index returned -5.84%.

Management discussion and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds  |  Annual Report

Schwab Short-Term Bond Index Fund
Performance and Fund Facts as of August 31, 2022

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type1

Weighted Average Maturity[3]	2.9 Yrs
Weighted Average Duration[3]	2.7 Yrs
By Credit Quality4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	See Glossary for definitions of maturity and duration.
[4]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[5]	Less than 0.05%.

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Schwab Short-Term Bond Index Fund
Performance and Fund Facts as of August 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (February 23, 2017 – August 31, 2022)1

Average Annual Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	-5.81%	0.78%	0.93%
Bloomberg US Government/Credit 1-5 Year Index	-5.84%	0.86%	1.04%
Fund Category: Morningstar Short-Term Bond [2]	-5.23%	1.00%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	3.38%
12-Month Distribution Yield	1.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg® and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[3]	As stated in the prospectus.

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Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2022 and held through August 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/22	EXPENSES PAID DURING PERIOD 3/1/22-8/31/22 [2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$ 935.40	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$ 922.20	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$ 965.90	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

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Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$12.70	$12.33	$11.50	$10.97	$11.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.90	0.59	0.12	0.25	0.36
Net realized and unrealized gains (losses)	(1.64)	0.07	0.88	0.55	(0.28)
Total from investment operations	(0.74)	0.66	1.00	0.80	0.08
Less distributions:
Distributions from net investment income	(0.67)	(0.28)	(0.17)	(0.27)	(0.29)
Distributions from net realized gains	(0.02)	(0.01)	—	—	—
Total distributions	(0.69)	(0.29)	(0.17)	(0.27)	(0.29)
Net asset value at end of period	$11.27	$12.70	$12.33	$11.50	$10.97
Total return	(6.04%)	5.48%	8.88%	7.42%	0.71%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [2]	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	7.50%	4.83%	1.05%	2.27%	3.29%
Portfolio turnover rate	37%	25%	29%	25%	18%
Net assets, end of period (x 1,000,000)	$2,750	$2,397	$1,429	$923	$746

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.

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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 01/15/24	104,380,772	103,490,386
0.50%, 04/15/24	58,610,389	58,017,764
0.13%, 07/15/24	94,773,835	93,428,930
0.13%, 10/15/24	84,537,145	83,249,641
0.25%, 01/15/25	86,671,335	85,362,236
2.38%, 01/15/25	59,070,258	61,064,223
0.13%, 04/15/25	69,253,843	67,814,354
0.38%, 07/15/25	95,040,146	93,901,521
0.13%, 10/15/25	84,254,224	82,682,236
0.63%, 01/15/26	80,017,903	79,557,351
2.00%, 01/15/26	38,127,716	39,591,550
0.13%, 04/15/26	65,099,469	63,535,081
0.13%, 07/15/26	79,753,939	78,160,039
0.13%, 10/15/26	90,057,303	88,040,595
0.38%, 01/15/27	74,266,052	73,094,110
2.38%, 01/15/27	36,862,762	39,406,923
0.13%, 04/15/27	91,998,776	89,367,951
0.38%, 07/15/27	81,882,405	80,734,330
0.50%, 01/15/28	83,619,233	82,419,152
1.75%, 01/15/28	34,653,936	36,416,479
3.63%, 04/15/28	35,476,881	40,944,106
0.75%, 07/15/28	72,791,970	73,044,416
0.88%, 01/15/29	62,434,660	62,899,894
2.50%, 01/15/29	31,998,587	35,426,628
3.88%, 04/15/29	41,208,742	49,347,313
0.25%, 07/15/29	73,776,656	71,634,455
0.13%, 01/15/30	83,320,192	79,592,117
0.13%, 07/15/30	92,263,902	88,247,465
0.13%, 01/15/31	95,492,764	90,808,844
0.13%, 07/15/31	97,640,132	92,743,690
0.13%, 01/15/32	106,500,272	100,637,269
3.38%, 04/15/32	14,821,908	18,363,441
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 07/15/32	39,990,060	39,747,134
2.13%, 02/15/40	19,401,916	23,010,415
2.13%, 02/15/41	27,970,580	33,018,576
0.75%, 02/15/42	45,336,816	42,432,701
0.63%, 02/15/43	35,604,429	32,088,875
1.38%, 02/15/44	48,969,553	50,893,405
0.75%, 02/15/45	53,904,007	49,191,886
1.00%, 02/15/46	27,757,067	26,735,709
0.88%, 02/15/47	34,016,811	31,847,214
1.00%, 02/15/48	24,727,780	23,965,433
1.00%, 02/15/49	23,167,433	22,689,615
0.25%, 02/15/50	35,009,771	28,204,991
0.13%, 02/15/51	35,238,273	27,476,638
0.13%, 02/15/52	40,859,477	32,067,495
Total Treasuries (Cost $2,998,186,300)		2,746,394,577

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (a)	2,176,738	2,176,738
Total Short-Term Investments (Cost $2,176,738)		2,176,738
Total Investments in Securities (Cost $3,000,363,038)		2,748,571,315

(a)	The rate shown is the 7-day yield.

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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries [1]	$—	$2,746,394,577	$—	$2,746,394,577
Short-Term Investments[1]	2,176,738	—	—	2,176,738
Total	$2,176,738	$2,746,394,577	$—	$2,748,571,315

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of August 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $3,000,363,038)		$2,748,571,315
Receivables:
Investments sold		13,756,396
Fund shares sold		6,603,506
Interest		3,047,013
Dividends	+	2,229
Total assets		2,771,980,459
Liabilities
Payables:
Investments bought		15,833,021
Fund shares redeemed		5,986,986
Investment adviser fees	+	118,876
Total liabilities		21,938,883
Net assets		$2,750,041,576
Net Assets by Source
Capital received from investors		$2,896,526,132
Total distributable loss	+	(146,484,556)
Net assets		$2,750,041,576

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,750,041,576		244,025,045		$11.27

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2021 through August 31, 2022
Investment Income
Interest received from securities - unaffiliated		$213,167,654
Dividends received from securities - unaffiliated	+	9,086
Total investment income		213,176,740
Expenses
Investment adviser fees		1,410,475
Proxy fees[1]	+	100,287
Total expenses	–	1,510,762
Net investment income		211,665,978
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		5,956,829
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(408,155,154)
Net realized and unrealized losses		(402,198,325)
Decrease in net assets resulting from operations		($190,532,347)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/21-8/31/22		9/1/20-8/31/21
Net investment income		$211,665,978	$89,060,185
Net realized gains		5,956,829	1,484,103
Net change in unrealized appreciation (depreciation)	+	(408,155,154)	21,212,225
Increase (decrease) in net assets resulting from operations		($190,532,347)	$111,756,513
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($158,919,484)	($43,476,635)

TRANSACTIONS IN FUND SHARES
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		127,567,665	$1,569,597,809	112,727,113	$1,390,004,640
Shares reinvested		10,128,781	121,065,276	2,679,572	32,957,366
Shares redeemed	+	(82,401,634)	(988,461,315)	(42,542,382)	(522,986,216)
Net transactions in fund shares		55,294,812	$702,201,770	72,864,303	$899,975,790
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		188,730,233	$2,397,291,637	115,865,930	$1,429,035,969
Total increase	+	55,294,812	352,749,939	72,864,303	968,255,668
End of period		244,025,045	$2,750,041,576	188,730,233	$2,397,291,637

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Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$10.57	$10.84	$10.46	$9.78	$10.16
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.18	0.25	0.28	0.25
Net realized and unrealized gains (losses)	(1.39)	(0.22)	0.40	0.69	(0.37)
Total from investment operations	(1.20)	(0.04)	0.65	0.97	(0.12)
Less distributions:
Distributions from net investment income	(0.22)	(0.22)	(0.27)	(0.29)	(0.26)
Distributions from net realized gains	—	(0.01)	—	—	—
Total distributions	(0.22)	(0.23)	(0.27)	(0.29)	(0.26)
Net asset value at end of period	$9.15	$10.57	$10.84	$10.46	$9.78
Total return	(11.51%)	(0.30%)	6.33%	10.15%	(1.17%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [2]	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	1.93%	1.66%	2.32%	2.86%	2.52%
Portfolio turnover rate[3]	58%	56%	81%	91%	97%
Net assets, end of period (x 1,000,000)	$4,440	$5,510	$4,697	$2,971	$2,006

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Includes to-be-announced (TBA) transactions (if any) (see financial note 2 for additional information).

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.0% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.6%
Ally Financial, Inc.
1.45%, 10/02/23 (a)	250,000	242,427
3.88%, 05/21/24 (a)	200,000	198,248
5.13%, 09/30/24	150,000	152,376
5.80%, 05/01/25 (a)	150,000	153,692
4.75%, 06/09/27 (a)	150,000	146,358
2.20%, 11/02/28 (a)	150,000	123,978
8.00%, 11/01/31	450,000	500,628
American Express Co.
3.40%, 02/22/24 (a)	200,000	198,440
3.38%, 05/03/24	400,000	395,584
2.50%, 07/30/24 (a)	350,000	340,595
3.00%, 10/30/24 (a)	450,000	441,279
2.25%, 03/04/25 (a)	300,000	286,458
3.95%, 08/01/25 (a)	400,000	395,940
4.20%, 11/06/25 (a)	150,000	150,353
3.13%, 05/20/26 (a)	150,000	144,840
1.65%, 11/04/26 (a)	250,000	226,133
2.55%, 03/04/27 (a)	250,000	232,250
3.30%, 05/03/27 (a)	450,000	431,059
4.99%, 05/26/33 (a)(b)	200,000	198,860
4.42%, 08/03/33 (a)(b)	250,000	241,505
4.05%, 12/03/42	150,000	136,460
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	247,972
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	193,312
1.13%, 09/18/25	200,000	181,308
Banco Santander S.A.
3.89%, 05/24/24	200,000	198,252
2.71%, 06/27/24	200,000	194,206
3.50%, 03/24/25	200,000	195,502
2.75%, 05/28/25	200,000	188,334
5.15%, 08/18/25	400,000	398,224
5.18%, 11/19/25	200,000	198,212
1.85%, 03/25/26	200,000	178,258
4.25%, 04/11/27	200,000	192,456
5.29%, 08/18/27	200,000	195,996
1.72%, 09/14/27 (a)(b)	200,000	172,752
3.80%, 02/23/28	200,000	183,248
4.18%, 03/24/28 (a)(b)	200,000	188,282
4.38%, 04/12/28	200,000	188,990
3.31%, 06/27/29	200,000	180,700
3.49%, 05/28/30	200,000	172,100
2.75%, 12/03/30	200,000	155,072
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.96%, 03/25/31	200,000	163,520
3.23%, 11/22/32 (a)(b)	200,000	152,800
Bank of America Corp.
4.13%, 01/22/24	500,000	502,175
4.00%, 04/01/24	500,000	501,085
4.20%, 08/26/24	650,000	649,681
0.81%, 10/24/24 (a)(b)	400,000	383,960
4.00%, 01/22/25	450,000	446,427
1.84%, 02/04/25 (a)(b)	250,000	240,428
3.46%, 03/15/25 (a)(b)	450,000	442,606
3.95%, 04/21/25	450,000	445,630
0.98%, 04/22/25 (a)(b)	500,000	471,775
3.84%, 04/25/25 (a)(b)	400,000	396,076
3.88%, 08/01/25	450,000	449,203
0.98%, 09/25/25 (a)(b)	400,000	371,564
3.09%, 10/01/25 (a)(b)	250,000	242,450
2.46%, 10/22/25 (a)(b)	350,000	334,194
1.53%, 12/06/25 (a)(b)	150,000	140,028
3.37%, 01/23/26 (a)(b)	450,000	435,645
2.02%, 02/13/26 (a)(b)	250,000	234,098
4.45%, 03/03/26	300,000	298,920
3.38%, 04/02/26 (a)(b)	500,000	483,295
3.50%, 04/19/26	500,000	487,680
1.32%, 06/19/26 (a)(b)	600,000	545,706
4.25%, 10/22/26	250,000	246,300
1.20%, 10/24/26 (a)(b)	400,000	357,988
1.66%, 03/11/27 (a)(b)	500,000	447,480
3.56%, 04/23/27 (a)(b)	600,000	572,634
1.73%, 07/22/27 (a)(b)	1,100,000	976,866
3.25%, 10/21/27 (a)	500,000	472,195
4.18%, 11/25/27 (a)	350,000	341,740
3.82%, 01/20/28 (a)(b)	400,000	383,156
2.55%, 02/04/28 (a)(b)	450,000	408,321
3.71%, 04/24/28 (a)(b)	350,000	332,734
4.38%, 04/27/28 (a)(b)	400,000	390,576
3.59%, 07/21/28 (a)(b)	400,000	376,896
4.95%, 07/22/28 (a)(b)	500,000	499,735
3.42%, 12/20/28 (a)(b)	1,000,000	928,850
3.97%, 03/05/29 (a)(b)	400,000	378,624
2.09%, 06/14/29 (a)(b)	500,000	425,675
4.27%, 07/23/29 (a)(b)	550,000	528,137
3.97%, 02/07/30 (a)(b)	500,000	469,340
3.19%, 07/23/30 (a)(b)	450,000	400,909
2.88%, 10/22/30 (a)(b)	350,000	304,423
2.50%, 02/13/31 (a)(b)	650,000	546,312
2.59%, 04/29/31 (a)(b)	500,000	422,365
1.90%, 07/23/31 (a)(b)	450,000	355,797
1.92%, 10/24/31 (a)(b)	450,000	357,187
2.65%, 03/11/32 (a)(b)	400,000	332,220
2.69%, 04/22/32 (a)(b)	800,000	665,296
2.30%, 07/21/32 (a)(b)	650,000	519,655
2.57%, 10/20/32 (a)(b)	600,000	492,102

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.97%, 02/04/33 (a)(b)	650,000	548,899
4.57%, 04/27/33 (a)(b)	750,000	718,207
5.02%, 07/22/33 (a)(b)	850,000	843,735
2.48%, 09/21/36 (a)(b)	400,000	309,860
6.11%, 01/29/37	400,000	424,692
3.85%, 03/08/37 (a)(b)	475,000	411,022
4.24%, 04/24/38 (a)(b)	350,000	317,733
7.75%, 05/14/38	320,000	395,581
4.08%, 04/23/40 (a)(b)	300,000	262,806
2.68%, 06/19/41 (a)(b)	900,000	646,506
5.88%, 02/07/42	250,000	273,150
3.31%, 04/22/42 (a)(b)	650,000	510,100
5.00%, 01/21/44	350,000	340,805
4.88%, 04/01/44	100,000	96,793
4.75%, 04/21/45	100,000	91,610
4.44%, 01/20/48 (a)(b)	350,000	322,878
3.95%, 01/23/49 (a)(b)	200,000	170,428
4.33%, 03/15/50 (a)(b)	500,000	450,860
4.08%, 03/20/51 (a)(b)	1,000,000	858,620
2.83%, 10/24/51 (a)(b)	150,000	102,123
3.48%, 03/13/52 (a)(b)	200,000	155,842
2.97%, 07/21/52 (a)(b)	350,000	245,413
Bank of America NA
6.00%, 10/15/36	168,000	181,875
Bank of Montreal
0.40%, 09/15/23	300,000	289,596
0.45%, 12/08/23	100,000	95,915
3.30%, 02/05/24	250,000	247,785
2.50%, 06/28/24	200,000	195,218
0.63%, 07/09/24	250,000	235,250
1.50%, 01/10/25	275,000	258,954
1.85%, 05/01/25	350,000	329,938
3.70%, 06/07/25	250,000	246,847
1.25%, 09/15/26	350,000	312,291
0.95%, 01/22/27 (a)(b)	200,000	178,398
2.65%, 03/08/27	250,000	232,680
4.34%, 10/05/28 (a)(b)	150,000	149,480
3.80%, 12/15/32 (a)(b)	200,000	182,804
3.09%, 01/10/37 (a)(b)	250,000	201,928
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	99,921
5.13%, 06/11/30 (a)	100,000	96,961
Barclays Bank PLC
3.75%, 05/15/24	200,000	198,966
Barclays PLC
4.38%, 09/11/24	200,000	197,786
1.01%, 12/10/24 (a)(b)	250,000	237,085
3.65%, 03/16/25	350,000	340,112
3.93%, 05/07/25 (a)(b)	400,000	391,352
4.38%, 01/12/26	500,000	490,340
2.85%, 05/07/26 (a)(b)	350,000	327,754
5.20%, 05/12/26	300,000	297,525
5.30%, 08/09/26 (a)(b)	250,000	248,042
2.28%, 11/24/27 (a)(b)	200,000	175,766
4.34%, 01/10/28 (a)	200,000	189,680
4.84%, 05/09/28 (a)	250,000	236,868
5.50%, 08/09/28 (a)(b)	300,000	295,281
4.97%, 05/16/29 (a)(b)	250,000	238,948
5.09%, 06/20/30 (a)(b)	300,000	280,677
2.65%, 06/24/31 (a)(b)	300,000	239,151
2.67%, 03/10/32 (a)(b)	200,000	156,854
2.89%, 11/24/32 (a)(b)	250,000	196,383
5.75%, 08/09/33 (a)(b)	200,000	196,072
3.56%, 09/23/35 (a)(b)	350,000	282,593
3.81%, 03/10/42 (a)(b)	200,000	145,704
3.33%, 11/24/42 (a)(b)	200,000	144,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 08/17/45	200,000	188,238
4.95%, 01/10/47	200,000	183,548
BNP Paribas S.A.
4.25%, 10/15/24	200,000	199,364
BPCE S.A.
4.00%, 04/15/24	250,000	248,787
3.38%, 12/02/26	250,000	239,048
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	48,644
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	200,000	199,526
0.50%, 12/14/23	200,000	191,708
3.10%, 04/02/24	200,000	197,312
2.25%, 01/28/25	200,000	190,760
3.30%, 04/07/25	250,000	243,757
0.95%, 10/23/25	200,000	182,188
1.25%, 06/22/26	150,000	134,165
3.45%, 04/07/27	200,000	191,894
3.60%, 04/07/32 (a)	200,000	182,784
Capital One Bank USA NA
2.28%, 01/28/26 (a)(b)	100,000	94,584
Capital One Financial Corp.
3.90%, 01/29/24 (a)	400,000	398,852
3.75%, 04/24/24 (a)	200,000	198,576
3.30%, 10/30/24 (a)	300,000	294,438
1.34%, 12/06/24 (a)(b)	250,000	239,948
3.20%, 02/05/25 (a)	250,000	243,890
4.17%, 05/09/25 (a)(b)	200,000	198,430
4.20%, 10/29/25 (a)	250,000	247,085
2.64%, 03/03/26 (a)(b)	250,000	237,085
3.75%, 07/28/26 (a)	250,000	240,795
3.75%, 03/09/27 (a)	300,000	288,369
3.65%, 05/11/27 (a)	250,000	238,910
1.88%, 11/02/27 (a)(b)	225,000	198,142
3.80%, 01/31/28 (a)	200,000	189,536
4.93%, 05/10/28 (a)(b)	300,000	296,775
2.36%, 07/29/32 (a)(b)	150,000	116,105
2.62%, 11/02/32 (a)(b)	200,000	159,224
5.27%, 05/10/33 (a)(b)	200,000	195,890
Citibank NA
3.65%, 01/23/24 (a)	500,000	499,525
Citigroup, Inc.
3.88%, 10/25/23	150,000	150,617
3.75%, 06/16/24	100,000	99,958
4.00%, 08/05/24	150,000	149,508
0.78%, 10/30/24 (a)(b)	500,000	479,580
3.88%, 03/26/25	150,000	148,329
3.35%, 04/24/25 (a)(b)	550,000	539,115
3.30%, 04/27/25	300,000	292,926
0.98%, 05/01/25 (a)(b)	450,000	423,864
4.40%, 06/10/25	550,000	548,251
5.50%, 09/13/25	324,000	332,583
1.28%, 11/03/25 (a)(b)	250,000	232,700
3.70%, 01/12/26	400,000	390,908
2.01%, 01/25/26 (a)(b)	400,000	376,100
4.60%, 03/09/26	345,000	344,714
3.11%, 04/08/26 (a)(b)	700,000	672,259
3.40%, 05/01/26	250,000	241,565
3.20%, 10/21/26 (a)	600,000	571,728
4.30%, 11/20/26	150,000	148,206
1.12%, 01/28/27 (a)(b)	500,000	441,420
1.46%, 06/09/27 (a)(b)	550,000	485,413
4.45%, 09/29/27	680,000	663,877
3.89%, 01/10/28 (a)(b)	500,000	479,690
3.07%, 02/24/28 (a)(b)	500,000	463,495
3.67%, 07/24/28 (a)(b)	500,000	469,155

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 07/25/28	350,000	333,945
3.52%, 10/27/28 (a)(b)	400,000	372,520
4.08%, 04/23/29 (a)(b)	300,000	285,729
3.98%, 03/20/30 (a)(b)	450,000	421,857
2.98%, 11/05/30 (a)(b)	300,000	261,921
2.67%, 01/29/31 (a)(b)	400,000	339,468
4.41%, 03/31/31 (a)(b)	800,000	761,592
2.57%, 06/03/31 (a)(b)	650,000	543,770
2.56%, 05/01/32 (a)(b)	650,000	533,364
6.63%, 06/15/32	200,000	217,620
2.52%, 11/03/32 (a)(b)	300,000	242,613
3.06%, 01/25/33 (a)(b)	600,000	508,704
5.88%, 02/22/33	100,000	103,471
3.79%, 03/17/33 (a)(b)	500,000	450,315
4.91%, 05/24/33 (a)(b)	475,000	467,101
6.00%, 10/31/33	150,000	157,136
6.13%, 08/25/36	100,000	106,031
3.88%, 01/24/39 (a)(b)	200,000	174,186
8.13%, 07/15/39	320,000	420,538
5.32%, 03/26/41 (a)(b)	200,000	201,354
5.88%, 01/30/42	130,000	138,559
2.90%, 11/03/42 (a)(b)	200,000	146,098
6.68%, 09/13/43	200,000	226,892
5.30%, 05/06/44	150,000	146,076
4.65%, 07/30/45	180,000	166,765
4.75%, 05/18/46	330,000	297,789
4.28%, 04/24/48 (a)(b)	150,000	135,171
4.65%, 07/23/48 (a)	450,000	424,624
Citizens Bank NA
4.12%, 05/23/25 (a)(b)	250,000	247,782
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	142,188
3.25%, 04/30/30 (a)	250,000	220,038
2.64%, 09/30/32 (a)	150,000	119,172
5.64%, 05/21/37 (a)(b)	100,000	97,763
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	242,165
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	237,985
1.38%, 01/10/25	250,000	234,740
3.38%, 05/21/25	250,000	245,040
4.38%, 08/04/25	241,000	237,231
3.75%, 07/21/26	300,000	286,359
5.25%, 05/24/41	200,000	219,188
5.75%, 12/01/43	250,000	261,520
5.25%, 08/04/45	250,000	243,455
Credit Suisse AG
0.52%, 08/09/23	250,000	241,145
0.50%, 02/02/24	250,000	235,695
3.63%, 09/09/24	550,000	537,036
3.70%, 02/21/25	400,000	387,192
2.95%, 04/09/25	400,000	379,632
1.25%, 08/07/26	250,000	215,855
Credit Suisse Group AG
3.75%, 03/26/25	500,000	478,825
4.55%, 04/17/26	250,000	239,928
4.88%, 05/15/45	250,000	202,803
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	164,685
Deutsche Bank AG
0.90%, 05/28/24	300,000	282,066
3.70%, 05/30/24	300,000	295,790
2.22%, 09/18/24 (a)(b)	350,000	337,477
1.45%, 04/01/25 (a)(b)	150,000	140,015
3.96%, 11/26/25 (a)(b)	350,000	335,639
4.10%, 01/13/26	250,000	244,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.69%, 03/19/26	200,000	180,356
2.13%, 11/24/26 (a)(b)	350,000	309,116
2.31%, 11/16/27 (a)(b)	400,000	340,840
2.55%, 01/07/28 (a)(b)	250,000	213,163
3.55%, 09/18/31 (a)(b)	350,000	288,085
3.04%, 05/28/32 (a)(b)	300,000	234,510
Discover Bank
2.45%, 09/12/24 (a)	250,000	240,570
3.45%, 07/27/26 (a)	250,000	236,988
4.65%, 09/13/28 (a)	250,000	240,563
2.70%, 02/06/30 (a)	250,000	208,795
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	97,720
4.50%, 01/30/26 (a)	100,000	98,514
4.10%, 02/09/27 (a)	150,000	144,552
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	248,582
2.38%, 01/28/25 (a)	200,000	191,328
2.55%, 05/05/27 (a)	200,000	184,386
1.71%, 11/01/27 (a)(b)	150,000	134,571
3.95%, 03/14/28 (a)	150,000	145,788
4.77%, 07/28/30 (a)(b)	200,000	199,154
8.25%, 03/01/38	200,000	258,638
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	194,892
2.25%, 02/01/27 (a)	250,000	230,548
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	94,851
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	254,367
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	49,128
First Republic Bank
4.63%, 02/13/47 (a)	250,000	223,210
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	102,741
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	157,295
HSBC Bank USA NA
5.88%, 11/01/34	250,000	252,437
HSBC Holdings PLC
4.25%, 03/14/24	300,000	299,106
1.16%, 11/22/24 (a)(b)	250,000	238,855
3.80%, 03/11/25 (a)(b)	450,000	441,675
0.98%, 05/24/25 (a)(b)	300,000	279,951
4.25%, 08/18/25	200,000	196,734
2.63%, 11/07/25 (a)(b)	400,000	379,876
4.18%, 12/09/25 (a)(b)	200,000	196,116
4.30%, 03/08/26	600,000	593,310
3.00%, 03/10/26 (a)(b)	400,000	379,072
1.65%, 04/18/26 (a)(b)	425,000	387,502
3.90%, 05/25/26	450,000	437,980
2.10%, 06/04/26 (a)(b)	300,000	275,751
4.29%, 09/12/26 (a)(b)	400,000	388,904
4.38%, 11/23/26	309,000	302,480
1.59%, 05/24/27 (a)(b)	350,000	305,214
2.25%, 11/22/27 (a)(b)	400,000	352,976
4.04%, 03/13/28 (a)(b)	400,000	376,612
4.76%, 06/09/28 (a)(b)	450,000	434,079
5.21%, 08/11/28 (a)(b)	400,000	390,604
2.01%, 09/22/28 (a)(b)	350,000	295,554
4.58%, 06/19/29 (a)(b)	600,000	566,670
2.21%, 08/17/29 (a)(b)	400,000	331,732
4.95%, 03/31/30	400,000	389,836
3.97%, 05/22/30 (a)(b)	650,000	587,515

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 06/04/31 (a)(b)	250,000	206,705
2.36%, 08/18/31 (a)(b)	250,000	197,943
7.63%, 05/17/32	200,000	227,986
2.80%, 05/24/32 (a)(b)	500,000	397,715
2.87%, 11/22/32 (a)(b)	350,000	278,600
4.76%, 03/29/33 (a)(b)	400,000	357,228
5.40%, 08/11/33 (a)(b)	450,000	428,116
6.50%, 05/02/36	400,000	421,228
6.50%, 09/15/37	405,000	423,869
6.80%, 06/01/38	200,000	215,920
6.10%, 01/14/42	200,000	219,354
5.25%, 03/14/44	200,000	184,094
HSBC USA, Inc.
3.50%, 06/23/24	150,000	148,091
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	194,328
2.55%, 02/04/30 (a)	150,000	128,445
2.49%, 08/15/36 (a)(b)	250,000	190,310
ING Groep N.V.
4.10%, 10/02/23	300,000	299,955
3.55%, 04/09/24	200,000	197,814
3.95%, 03/29/27	200,000	192,306
1.73%, 04/01/27 (a)(b)	300,000	266,370
4.02%, 03/28/28 (a)(b)	250,000	237,210
4.55%, 10/02/28	300,000	290,835
4.05%, 04/09/29	200,000	187,778
2.73%, 04/01/32 (a)(b)	200,000	165,702
4.25%, 03/28/33 (a)(b)	200,000	184,700
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	251,000
3.63%, 05/13/24	300,000	299,331
3.88%, 09/10/24	500,000	498,110
0.65%, 09/16/24 (a)(b)	200,000	192,298
4.02%, 12/05/24 (a)(b)	450,000	447,867
3.13%, 01/23/25 (a)	395,000	389,114
0.56%, 02/16/25 (a)(b)	300,000	283,602
3.22%, 03/01/25 (a)(b)	250,000	245,355
0.82%, 06/01/25 (a)(b)	400,000	374,832
3.85%, 06/14/25 (a)(b)	400,000	395,952
0.97%, 06/23/25 (a)(b)	350,000	328,090
3.90%, 07/15/25 (a)	450,000	448,200
0.77%, 08/09/25 (a)(b)	250,000	232,950
2.30%, 10/15/25 (a)(b)	450,000	429,745
1.56%, 12/10/25 (a)(b)	450,000	419,976
2.60%, 02/24/26 (a)(b)	300,000	285,156
2.01%, 03/13/26 (a)(b)	400,000	374,400
3.30%, 04/01/26 (a)	435,000	421,071
2.08%, 04/22/26 (a)(b)	700,000	655,256
4.08%, 04/26/26 (a)(b)	500,000	494,405
3.20%, 06/15/26 (a)	250,000	240,688
2.95%, 10/01/26 (a)	550,000	523,226
1.05%, 11/19/26 (a)(b)	550,000	489,329
4.13%, 12/15/26	450,000	445,189
3.96%, 01/29/27 (a)(b)	300,000	292,128
1.04%, 02/04/27 (a)(b)	350,000	308,395
1.58%, 04/22/27 (a)(b)	625,000	558,569
8.00%, 04/29/27	150,000	172,686
1.47%, 09/22/27 (a)(b)	550,000	482,696
4.25%, 10/01/27	250,000	247,695
3.63%, 12/01/27 (a)	150,000	143,529
3.78%, 02/01/28 (a)(b)	500,000	480,040
2.95%, 02/24/28 (a)(b)	350,000	324,096
4.32%, 04/26/28 (a)(b)	500,000	488,825
3.54%, 05/01/28 (a)(b)	450,000	424,129
2.18%, 06/01/28 (a)(b)	300,000	266,559
4.85%, 07/25/28 (a)(b)	500,000	499,610
3.51%, 01/23/29 (a)(b)	450,000	417,060
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.01%, 04/23/29 (a)(b)	300,000	284,520
2.07%, 06/01/29 (a)(b)	350,000	299,523
4.20%, 07/23/29 (a)(b)	450,000	431,050
4.45%, 12/05/29 (a)(b)	450,000	435,483
3.70%, 05/06/30 (a)(b)	450,000	414,832
4.57%, 06/14/30 (a)(b)	400,000	389,304
8.75%, 09/01/30	50,000	60,834
2.74%, 10/15/30 (a)(b)	750,000	650,640
4.49%, 03/24/31 (a)(b)	550,000	534,611
2.52%, 04/22/31 (a)(b)	500,000	423,650
2.96%, 05/13/31 (a)(b)	600,000	517,776
1.76%, 11/19/31 (a)(b)	250,000	196,843
1.95%, 02/04/32 (a)(b)	550,000	436,551
2.58%, 04/22/32 (a)(b)	575,000	476,100
2.55%, 11/08/32 (a)(b)	600,000	494,622
2.96%, 01/25/33 (a)(b)	700,000	595,350
4.59%, 04/26/33 (a)(b)	400,000	386,908
4.91%, 07/25/33 (a)(b)	600,000	595,134
6.40%, 05/15/38	450,000	512,964
3.88%, 07/24/38 (a)(b)	400,000	352,184
5.50%, 10/15/40	230,000	240,969
3.11%, 04/22/41 (a)(b)	250,000	193,333
5.60%, 07/15/41	350,000	371,896
2.53%, 11/19/41 (a)(b)	300,000	210,252
5.40%, 01/06/42	250,000	258,187
3.16%, 04/22/42 (a)(b)	400,000	310,440
5.63%, 08/16/43	250,000	262,367
4.85%, 02/01/44	100,000	99,670
4.95%, 06/01/45	300,000	288,063
4.26%, 02/22/48 (a)(b)	350,000	310,397
4.03%, 07/24/48 (a)(b)	250,000	216,128
3.96%, 11/15/48 (a)(b)	625,000	523,944
3.90%, 01/23/49 (a)(b)	300,000	251,811
3.11%, 04/22/51 (a)(b)	400,000	290,384
3.33%, 04/22/52 (a)(b)	650,000	491,861
KeyBank NA
4.15%, 08/08/25	250,000	248,157
3.40%, 05/20/26	250,000	239,188
4.39%, 12/14/27	250,000	249,537
3.90%, 04/13/29	250,000	229,573
KeyCorp
4.15%, 10/29/25	100,000	99,132
4.10%, 04/30/28	150,000	145,848
2.55%, 10/01/29	100,000	85,693
4.79%, 06/01/33 (a)(b)	100,000	97,196
Lloyds Bank PLC
3.50%, 05/14/25	200,000	194,838
Lloyds Banking Group PLC
4.05%, 08/16/23	400,000	399,636
3.90%, 03/12/24	250,000	248,922
4.50%, 11/04/24	200,000	198,994
4.45%, 05/08/25	200,000	198,482
3.87%, 07/09/25 (a)(b)	200,000	196,254
4.58%, 12/10/25	200,000	196,324
2.44%, 02/05/26 (a)(b)	200,000	188,244
4.65%, 03/24/26	324,000	317,024
3.75%, 01/11/27	200,000	190,898
1.63%, 05/11/27 (a)(b)	200,000	177,032
3.75%, 03/18/28 (a)(b)	200,000	189,038
4.38%, 03/22/28	300,000	289,578
4.55%, 08/16/28	200,000	193,982
3.57%, 11/07/28 (a)(b)	200,000	185,018
5.30%, 12/01/45	200,000	182,474
3.37%, 12/14/46 (a)(b)	200,000	139,520
4.34%, 01/09/48	300,000	245,502
M&T Bank Corp.
4.00%, 07/15/24 (a)	250,000	248,967

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	243,052
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	300,000	297,111
2.80%, 07/18/24	200,000	194,676
0.85%, 09/15/24 (a)(b)	350,000	337,624
2.19%, 02/25/25	650,000	616,083
1.41%, 07/17/25	350,000	321,359
0.95%, 07/19/25 (a)(b)	400,000	373,372
0.96%, 10/11/25 (a)(b)	200,000	185,144
3.85%, 03/01/26	550,000	538,087
2.76%, 09/13/26	200,000	186,618
3.68%, 02/22/27	200,000	193,050
1.54%, 07/20/27 (a)(b)	450,000	397,359
3.29%, 07/25/27	250,000	235,675
1.64%, 10/13/27 (a)(b)	250,000	220,163
2.34%, 01/19/28 (a)(b)	200,000	179,910
3.96%, 03/02/28	250,000	241,030
4.08%, 04/19/28 (a)(b)	200,000	193,462
4.05%, 09/11/28	250,000	240,785
3.74%, 03/07/29	300,000	283,230
3.20%, 07/18/29	200,000	181,458
2.56%, 02/25/30	200,000	171,532
2.05%, 07/17/30	250,000	204,138
2.31%, 07/20/32 (a)(b)	400,000	323,616
2.49%, 10/13/32 (a)(b)	200,000	163,258
2.85%, 01/19/33 (a)(b)	200,000	167,976
5.13%, 07/20/33 (a)(b)	300,000	301,584
4.15%, 03/07/39	250,000	228,308
3.75%, 07/18/39	200,000	173,524
Mizuho Financial Group, Inc.
0.85%, 09/08/24 (a)(b)	175,000	168,488
3.92%, 09/11/24 (a)(b)	250,000	248,165
2.56%, 09/13/25 (a)(b)	200,000	190,904
2.23%, 05/25/26 (a)(b)	200,000	185,718
3.66%, 02/28/27	200,000	191,082
1.23%, 05/22/27 (a)(b)	250,000	218,128
1.55%, 07/09/27 (a)(b)	250,000	219,660
3.17%, 09/11/27	300,000	276,927
4.02%, 03/05/28	200,000	191,290
3.15%, 07/16/30 (a)(b)	200,000	176,566
2.87%, 09/13/30 (a)(b)	200,000	172,932
2.20%, 07/10/31 (a)(b)	250,000	201,210
1.98%, 09/08/31 (a)(b)	250,000	197,678
2.56%, 09/13/31	200,000	157,690
2.26%, 07/09/32 (a)(b)(c)	200,000	158,664
Morgan Stanley
3.88%, 04/29/24	550,000	549,120
3.70%, 10/23/24	500,000	497,165
0.79%, 01/22/25 (a)(b)	450,000	426,735
3.62%, 04/17/25 (a)(b)	200,000	197,284
0.79%, 05/30/25 (a)(b)	500,000	467,635
2.72%, 07/22/25 (a)(b)	350,000	338,555
4.00%, 07/23/25	624,000	621,011
0.86%, 10/21/25 (a)(b)	250,000	231,280
1.16%, 10/21/25 (a)(b)	500,000	464,660
5.00%, 11/24/25	324,000	329,233
3.88%, 01/27/26	550,000	542,795
2.63%, 02/18/26 (a)(b)	200,000	190,476
2.19%, 04/28/26 (a)(b)	550,000	516,846
3.13%, 07/27/26	500,000	476,595
6.25%, 08/09/26	212,000	225,528
4.35%, 09/08/26	300,000	296,637
0.99%, 12/10/26 (a)(b)	500,000	443,070
3.63%, 01/20/27	450,000	437,724
3.95%, 04/23/27	350,000	339,391
1.59%, 05/04/27 (a)(b)	700,000	624,498
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.51%, 07/20/27 (a)(b)	550,000	487,492
2.48%, 01/21/28 (a)(b)	400,000	363,728
4.21%, 04/20/28 (a)(b)	400,000	389,896
3.59%, 07/22/28 (a)(b)	650,000	614,178
3.77%, 01/24/29 (a)(b)	550,000	518,633
4.43%, 01/23/30 (a)(b)	600,000	584,712
2.70%, 01/22/31 (a)(b)	650,000	563,218
3.62%, 04/01/31 (a)(b)	600,000	550,854
1.79%, 02/13/32 (a)(b)	500,000	394,140
7.25%, 04/01/32	180,000	213,093
1.93%, 04/28/32 (a)(b)	450,000	356,400
2.24%, 07/21/32 (a)(b)	650,000	524,589
2.51%, 10/20/32 (a)(b)	450,000	369,427
2.94%, 01/21/33 (a)(b)	500,000	426,810
4.89%, 07/20/33 (a)(b)	400,000	398,692
2.48%, 09/16/36 (a)(b)	600,000	464,520
5.30%, 04/20/37 (a)(b)	400,000	384,488
3.97%, 07/22/38 (a)(b)	300,000	267,720
4.46%, 04/22/39 (a)(b)	200,000	187,300
3.22%, 04/22/42 (a)(b)	400,000	312,836
6.38%, 07/24/42	300,000	344,466
4.30%, 01/27/45	405,000	363,633
4.38%, 01/22/47	400,000	366,100
5.60%, 03/24/51 (a)(b)	300,000	326,175
2.80%, 01/25/52 (a)(b)	250,000	170,485
National Australia Bank Ltd.
3.38%, 01/14/26	250,000	243,917
2.50%, 07/12/26	250,000	235,160
3.91%, 06/09/27	250,000	246,440
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	238,550
3.75%, 06/09/25 (a)(b)	250,000	246,565
Natwest Group PLC
4.27%, 03/22/25 (a)(b)	450,000	444,861
4.80%, 04/05/26	350,000	348,162
1.64%, 06/14/27 (a)(b)	300,000	262,482
3.07%, 05/22/28 (a)(b)	200,000	180,934
5.52%, 09/30/28 (a)(b)	200,000	200,300
4.89%, 05/18/29 (a)(b)	300,000	288,324
3.75%, 11/01/29 (a)(b)	200,000	190,088
5.08%, 01/27/30 (a)(b)	200,000	194,286
4.45%, 05/08/30 (a)(b)	200,000	186,866
3.03%, 11/28/35 (a)(b)	250,000	196,053
Northern Trust Corp.
3.95%, 10/30/25	250,000	249,220
4.00%, 05/10/27 (a)	100,000	99,723
3.65%, 08/03/28 (a)	100,000	97,396
3.15%, 05/03/29 (a)	100,000	93,538
1.95%, 05/01/30 (a)	200,000	169,072
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	243,395
3.88%, 04/10/25 (a)	250,000	247,502
3.25%, 06/01/25 (a)	250,000	244,997
3.25%, 01/22/28 (a)	250,000	237,373
4.05%, 07/26/28	250,000	241,600
2.70%, 10/22/29	250,000	218,890
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	190,712
1.80%, 08/12/28 (a)	250,000	215,383
7.38%, 12/10/37	100,000	118,344
Royal Bank of Canada
3.70%, 10/05/23	350,000	350,003
0.50%, 10/26/23	300,000	289,410
0.43%, 01/19/24	250,000	238,845
2.55%, 07/16/24	150,000	146,018
0.65%, 07/29/24	150,000	140,945

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 10/07/24	100,000	93,290
2.25%, 11/01/24	200,000	192,542
1.60%, 01/21/25	200,000	188,932
3.38%, 04/14/25	250,000	245,667
1.15%, 06/10/25	350,000	322,728
0.88%, 01/20/26	400,000	358,820
4.65%, 01/27/26	300,000	302,364
1.20%, 04/27/26	200,000	179,852
1.15%, 07/14/26	150,000	133,875
1.40%, 11/02/26	200,000	178,192
3.63%, 05/04/27	250,000	241,313
2.30%, 11/03/31	250,000	208,460
3.88%, 05/04/32	200,000	189,228
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	200,000	196,468
3.45%, 06/02/25 (a)	200,000	191,318
4.50%, 07/17/25 (a)	300,000	297,735
3.24%, 10/05/26 (a)(d)	150,000	139,934
4.40%, 07/13/27 (a)	150,000	144,575
2.49%, 01/06/28 (a)(b)	150,000	130,523
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	199,134
1.09%, 03/15/25 (a)(b)	300,000	281,040
1.53%, 08/21/26 (a)(b)	200,000	178,776
1.67%, 06/14/27 (a)(b)	300,000	260,175
3.82%, 11/03/28 (a)(b)	250,000	229,100
2.90%, 03/15/32 (a)(b)	200,000	161,362
Santander UK PLC
4.00%, 03/13/24	200,000	199,890
2.88%, 06/18/24	200,000	196,092
State Street Corp.
3.78%, 12/03/24 (a)(b)	200,000	199,562
3.30%, 12/16/24	300,000	297,576
2.35%, 11/01/25 (a)(b)	200,000	193,180
2.90%, 03/30/26 (a)(b)	200,000	192,716
2.65%, 05/19/26	250,000	241,075
2.20%, 02/07/28 (a)(b)	100,000	91,731
4.14%, 12/03/29 (a)(b)	100,000	97,897
2.40%, 01/24/30	100,000	88,167
2.20%, 03/03/31	200,000	166,826
3.15%, 03/30/31 (a)(b)	100,000	91,029
2.62%, 02/07/33 (a)(b)	100,000	85,452
4.42%, 05/13/33 (a)(b)	100,000	98,781
3.03%, 11/01/34 (a)(b)	100,000	87,593
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	249,460
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	200,000	190,580
2.70%, 07/16/24	450,000	436,729
2.45%, 09/27/24	200,000	191,878
2.35%, 01/15/25	200,000	190,732
1.47%, 07/08/25	500,000	460,370
0.95%, 01/12/26	250,000	222,618
3.78%, 03/09/26	200,000	195,592
2.63%, 07/14/26	400,000	372,856
1.40%, 09/17/26	250,000	220,658
3.01%, 10/19/26	250,000	235,598
3.45%, 01/11/27	200,000	190,784
3.36%, 07/12/27	200,000	189,122
3.35%, 10/18/27	250,000	235,180
3.94%, 07/19/28	250,000	238,413
1.90%, 09/17/28	200,000	167,902
4.31%, 10/16/28	100,000	97,640
2.47%, 01/14/29	200,000	172,830
3.04%, 07/16/29	400,000	355,752
3.20%, 09/17/29	100,000	88,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.72%, 09/27/29	200,000	173,904
2.75%, 01/15/30	200,000	173,152
2.13%, 07/08/30	300,000	246,048
2.14%, 09/23/30	150,000	119,636
1.71%, 01/12/31	200,000	155,284
2.22%, 09/17/31	200,000	161,614
2.93%, 09/17/41	150,000	109,260
3.05%, 01/14/42	200,000	151,492
SVB Financial Group
1.80%, 10/28/26 (a)	200,000	177,692
3.13%, 06/05/30 (a)	200,000	171,310
1.80%, 02/02/31 (a)	100,000	75,503
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	250,302
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	149,478
4.25%, 08/15/24 (a)	200,000	197,720
4.50%, 07/23/25 (a)	250,000	244,525
3.70%, 08/04/26 (a)	200,000	187,700
3.95%, 12/01/27 (a)	200,000	181,970
5.15%, 03/19/29 (a)	150,000	142,823
The Bank of New York Mellon Corp.
0.35%, 12/07/23 (a)	200,000	192,130
3.65%, 02/04/24 (a)	500,000	500,125
3.25%, 09/11/24 (a)	200,000	198,656
2.10%, 10/24/24	200,000	193,850
1.60%, 04/24/25 (a)	250,000	235,490
3.35%, 04/25/25 (a)	200,000	197,318
0.75%, 01/28/26 (a)	500,000	451,740
2.80%, 05/04/26 (a)	200,000	193,132
2.45%, 08/17/26 (a)	150,000	141,314
3.25%, 05/16/27 (a)	250,000	242,333
3.44%, 02/07/28 (a)(b)	150,000	144,084
3.85%, 04/28/28	600,000	589,128
3.00%, 10/30/28 (a)	150,000	137,568
1.90%, 01/25/29 (a)	100,000	86,032
1.80%, 07/28/31 (a)	100,000	80,840
4.29%, 06/13/33 (a)(b)	200,000	195,366
The Bank of Nova Scotia
0.55%, 09/15/23	200,000	193,284
3.40%, 02/11/24	150,000	148,844
2.44%, 03/11/24	150,000	146,658
0.70%, 04/15/24	250,000	237,165
0.65%, 07/31/24	200,000	187,326
1.45%, 01/10/25	250,000	234,995
2.20%, 02/03/25	200,000	190,714
3.45%, 04/11/25	250,000	244,637
1.30%, 06/11/25	400,000	369,980
4.50%, 12/16/25	150,000	149,658
1.05%, 03/02/26	200,000	179,486
1.35%, 06/24/26	250,000	224,510
2.70%, 08/03/26	200,000	188,522
1.30%, 09/15/26 (a)	250,000	222,030
1.95%, 02/02/27	150,000	135,104
2.15%, 08/01/31	150,000	123,122
2.45%, 02/02/32	150,000	124,818
4.59%, 05/04/37 (a)(b)	250,000	226,440
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	347,833
4.00%, 03/03/24	500,000	499,810
3.00%, 03/15/24	400,000	393,484
3.85%, 07/08/24 (a)	424,000	422,524
0.66%, 09/10/24 (a)(b)	350,000	335,615
0.93%, 10/21/24 (a)(b)	400,000	383,168
3.50%, 01/23/25 (a)	450,000	441,504
1.76%, 01/24/25 (a)(b)	400,000	384,448

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 04/01/25 (a)	650,000	635,914
3.75%, 05/22/25 (a)	450,000	442,368
3.27%, 09/29/25 (a)(b)	450,000	438,444
4.25%, 10/21/25	350,000	346,097
0.86%, 02/12/26 (a)(b)	150,000	136,508
3.75%, 02/25/26 (a)	400,000	391,960
3.50%, 11/16/26 (a)	550,000	528,335
1.09%, 12/09/26 (a)(b)	400,000	355,008
5.95%, 01/15/27	157,000	164,100
3.85%, 01/26/27 (a)	600,000	581,748
1.43%, 03/09/27 (a)(b)	550,000	489,621
4.39%, 06/15/27 (a)(b)	150,000	147,392
1.54%, 09/10/27 (a)(b)	500,000	439,260
1.95%, 10/21/27 (a)(b)	800,000	710,720
2.64%, 02/24/28 (a)(b)	250,000	226,945
3.62%, 03/15/28 (a)(b)	500,000	473,215
3.69%, 06/05/28 (a)(b)	400,000	378,560
4.48%, 08/23/28 (a)(b)	300,000	293,199
3.81%, 04/23/29 (a)(b)	450,000	422,487
4.22%, 05/01/29 (a)(b)	600,000	573,714
2.60%, 02/07/30 (a)	350,000	300,209
3.80%, 03/15/30 (a)	500,000	463,455
1.99%, 01/27/32 (a)(b)	500,000	395,195
2.62%, 04/22/32 (a)(b)	700,000	577,283
2.38%, 07/21/32 (a)(b)	800,000	646,448
2.65%, 10/21/32 (a)(b)	500,000	411,345
6.13%, 02/15/33	150,000	164,153
3.10%, 02/24/33 (a)(b)	700,000	596,078
6.45%, 05/01/36	100,000	108,095
6.75%, 10/01/37	1,000,000	1,109,820
4.02%, 10/31/38 (a)(b)	500,000	436,605
4.41%, 04/23/39 (a)(b)	300,000	274,176
6.25%, 02/01/41	450,000	502,353
3.21%, 04/22/42 (a)(b)	400,000	308,304
2.91%, 07/21/42 (a)(b)	250,000	183,093
3.44%, 02/24/43 (a)(b)	400,000	316,204
4.80%, 07/08/44 (a)	350,000	335,814
5.15%, 05/22/45	350,000	332,486
4.75%, 10/21/45 (a)	300,000	282,354
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	249,137
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	249,305
3.90%, 04/29/24 (a)	250,000	250,155
2.20%, 11/01/24 (a)	250,000	242,155
2.60%, 07/23/26 (a)	100,000	94,641
1.15%, 08/13/26 (a)	150,000	134,622
3.15%, 05/19/27 (a)	200,000	191,728
3.45%, 04/23/29 (a)	250,000	236,758
2.55%, 01/22/30 (a)	300,000	263,499
2.31%, 04/23/32 (a)(b)	200,000	168,180
The Toronto-Dominion Bank
0.45%, 09/11/23	250,000	241,473
0.55%, 03/04/24	200,000	190,204
2.35%, 03/08/24	250,000	244,132
3.25%, 03/11/24	200,000	197,814
2.65%, 06/12/24	200,000	195,346
0.70%, 09/10/24	250,000	234,000
1.45%, 01/10/25	100,000	94,523
3.77%, 06/06/25	300,000	296,568
1.15%, 06/12/25	250,000	230,753
0.75%, 09/11/25	200,000	180,756
0.75%, 01/06/26	200,000	178,806
1.20%, 06/03/26	250,000	223,758
1.25%, 09/10/26	300,000	266,733
1.95%, 01/12/27	200,000	181,324
2.80%, 03/10/27	250,000	234,535
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 09/10/31	150,000	121,893
3.63%, 09/15/31 (a)(b)	300,000	285,384
2.45%, 01/12/32	150,000	125,172
3.20%, 03/10/32	300,000	266,820
4.46%, 06/08/32	400,000	392,812
Truist Bank
2.15%, 12/06/24 (a)	250,000	239,983
1.50%, 03/10/25 (a)	300,000	281,529
3.63%, 09/16/25 (a)	491,000	481,008
4.05%, 11/03/25 (a)	200,000	200,118
2.25%, 03/11/30 (a)	250,000	209,015
Truist Financial Corp.
3.75%, 12/06/23 (a)	100,000	100,166
2.50%, 08/01/24 (a)	300,000	292,164
2.85%, 10/26/24 (a)	300,000	294,843
4.00%, 05/01/25 (a)	200,000	199,558
1.20%, 08/05/25 (a)	200,000	183,934
4.26%, 07/28/26 (a)(b)	300,000	299,739
1.27%, 03/02/27 (a)(b)	200,000	179,938
1.13%, 08/03/27 (a)	250,000	214,735
3.88%, 03/19/29 (a)	100,000	94,813
1.89%, 06/07/29 (a)(b)	250,000	214,643
1.95%, 06/05/30 (a)	200,000	166,090
4.92%, 07/28/33 (a)(b)	200,000	192,298
US Bancorp
3.70%, 01/30/24 (a)	350,000	350,532
3.38%, 02/05/24 (a)	300,000	298,662
2.40%, 07/30/24 (a)	200,000	195,208
1.45%, 05/12/25 (a)	300,000	281,403
3.10%, 04/27/26 (a)	250,000	240,868
2.38%, 07/22/26 (a)	300,000	283,008
3.15%, 04/27/27 (a)	300,000	289,152
3.00%, 07/30/29 (a)	150,000	135,215
1.38%, 07/22/30 (a)	400,000	320,204
2.68%, 01/27/33 (a)(b)	200,000	172,232
4.97%, 07/22/33 (a)(b)	250,000	247,807
2.49%, 11/03/36 (a)(b)	250,000	201,880
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	239,733
2.80%, 01/27/25 (a)	250,000	243,897
Wachovia Corp.
5.50%, 08/01/35	130,000	131,908
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	47,150
Wells Fargo & Co.
4.13%, 08/15/23	250,000	250,225
4.48%, 01/16/24	150,000	150,888
3.75%, 01/24/24 (a)	550,000	548,680
3.30%, 09/09/24	424,000	419,048
3.00%, 02/19/25	500,000	486,790
0.81%, 05/19/25 (a)(b)	150,000	140,837
3.55%, 09/29/25	500,000	491,305
2.41%, 10/30/25 (a)(b)	550,000	525,668
2.16%, 02/11/26 (a)(b)	550,000	517,044
3.00%, 04/22/26	600,000	571,056
3.91%, 04/25/26 (a)(b)	500,000	489,980
2.19%, 04/30/26 (a)(b)	550,000	514,904
4.10%, 06/03/26	450,000	442,206
3.00%, 10/23/26	650,000	613,795
3.20%, 06/17/27 (a)(b)	400,000	377,012
4.30%, 07/22/27	480,000	471,898
3.53%, 03/24/28 (a)(b)	750,000	708,375
3.58%, 05/22/28 (a)(b)	500,000	472,050
2.39%, 06/02/28 (a)(b)	550,000	492,569
4.81%, 07/25/28 (a)(b)	500,000	497,755
4.15%, 01/24/29 (a)	475,000	460,740

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 10/30/30 (a)(b)	600,000	526,728
2.57%, 02/11/31 (a)(b)	550,000	468,946
4.48%, 04/04/31 (a)(b)	500,000	481,385
3.35%, 03/02/33 (a)(b)	800,000	699,320
4.90%, 07/25/33 (a)(b)	750,000	739,387
3.07%, 04/30/41 (a)(b)	650,000	500,649
5.38%, 11/02/43	300,000	299,313
5.61%, 01/15/44	450,000	457,020
4.65%, 11/04/44	250,000	228,298
3.90%, 05/01/45	430,000	362,963
4.90%, 11/17/45	350,000	325,731
4.40%, 06/14/46	300,000	263,358
4.75%, 12/07/46	400,000	366,308
5.01%, 04/04/51 (a)(b)	1,050,000	1,039,227
4.61%, 04/25/53 (a)(b)	625,000	577,619
5.95%, 12/01/86	150,000	151,776
Wells Fargo Bank NA
5.85%, 02/01/37	250,000	265,385
6.60%, 01/15/38	250,000	288,132
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	150,000	133,206
Westpac Banking Corp.
3.30%, 02/26/24	200,000	199,260
1.02%, 11/18/24	250,000	235,953
2.35%, 02/19/25	250,000	240,608
3.74%, 08/26/25	200,000	198,190
2.85%, 05/13/26	200,000	191,264
1.15%, 06/03/26	250,000	224,468
2.70%, 08/19/26	100,000	94,690
3.35%, 03/08/27	150,000	144,876
4.04%, 08/26/27	200,000	198,588
3.40%, 01/25/28	250,000	239,403
1.95%, 11/20/28	200,000	174,324
2.65%, 01/16/30	100,000	89,239
2.89%, 02/04/30 (a)(b)	200,000	188,128
2.15%, 06/03/31	250,000	210,793
4.32%, 11/23/31 (a)(b)	250,000	238,088
4.11%, 07/24/34 (a)(b)	250,000	225,820
2.67%, 11/15/35 (a)(b)	250,000	197,898
3.02%, 11/18/36 (a)(b)	250,000	199,405
4.42%, 07/24/39	200,000	176,884
2.96%, 11/16/40	200,000	142,788
3.13%, 11/18/41	200,000	144,790
		248,378,707
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	100,090
3.30%, 06/15/30 (a)	150,000	132,443
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	250,215
3.00%, 04/02/25 (a)	100,000	97,467
2.88%, 09/15/26 (a)	200,000	190,578
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	97,178
BlackRock, Inc.
3.50%, 03/18/24	224,000	223,400
3.25%, 04/30/29 (a)	150,000	142,875
2.40%, 04/30/30 (a)	200,000	175,998
1.90%, 01/28/31 (a)	250,000	208,450
2.10%, 02/25/32 (a)	200,000	166,214
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	148,803
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	120,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance LLC
3.45%, 04/15/50 (a)	100,000	71,242
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	200,000	199,370
4.25%, 06/02/26 (a)	100,000	98,692
3.90%, 01/25/28 (a)	150,000	141,651
4.85%, 03/29/29 (a)	150,000	147,292
4.35%, 04/15/30 (a)	150,000	141,861
4.70%, 09/20/47 (a)	100,000	87,025
3.50%, 03/30/51 (a)	150,000	108,377
3.63%, 02/15/52 (a)	100,000	74,126
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	97,854
1.63%, 12/15/30 (a)	200,000	161,476
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	152,378
4.10%, 06/15/51 (a)	150,000	98,774
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	196,410
2.65%, 03/15/32 (a)	200,000	176,218
5.30%, 09/15/43 (a)	200,000	218,620
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	96,545
4.50%, 06/20/28 (a)	100,000	99,167
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,944
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	96,916
1.60%, 10/30/30 (a)	150,000	119,579
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	250,000	247,437
3.75%, 12/01/25 (a)	250,000	247,717
3.10%, 09/15/27 (a)	100,000	94,779
4.00%, 09/15/27 (a)	200,000	197,110
3.75%, 09/21/28 (a)	300,000	290,490
2.10%, 06/15/30 (a)	250,000	211,445
1.85%, 09/15/32 (a)	250,000	197,510
4.60%, 03/15/33 (a)	400,000	396,684
2.65%, 09/15/40 (a)	250,000	185,707
4.25%, 09/21/48 (a)	150,000	134,598
3.00%, 06/15/50 (a)	225,000	164,270
4.95%, 06/15/52 (a)	250,000	246,415
3.00%, 09/15/60 (a)	250,000	170,267
5.20%, 06/15/62 (a)	200,000	197,144
Invesco Finance PLC
4.00%, 01/30/24	100,000	99,630
3.75%, 01/15/26	130,000	127,002
5.38%, 11/30/43	100,000	98,936
Jefferies Group LLC
6.45%, 06/08/27	100,000	105,644
2.75%, 10/15/32 (a)	100,000	76,908
6.25%, 01/15/36	100,000	101,670
6.50%, 01/20/43	50,000	50,895
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	150,000	149,041
4.15%, 01/23/30	200,000	180,354
2.63%, 10/15/31 (a)	200,000	155,472
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	143,383
4.38%, 03/11/29 (a)	150,000	144,331
Legg Mason, Inc.
4.75%, 03/15/26	150,000	151,852
5.63%, 01/15/44	75,000	77,936

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	147,811
2.50%, 12/21/40 (a)	200,000	139,330
3.25%, 04/28/50 (a)	100,000	74,523
3.95%, 03/07/52 (a)	100,000	83,973
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	190,708
5.10%, 07/03/25	200,000	201,584
1.85%, 07/16/25	400,000	368,408
1.65%, 07/14/26	200,000	176,484
2.33%, 01/22/27	250,000	222,900
2.17%, 07/14/28	200,000	167,660
3.10%, 01/16/30	200,000	170,918
2.68%, 07/16/30	300,000	245,319
2.61%, 07/14/31	200,000	160,282
3.00%, 01/22/32	200,000	164,416
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	98,357
4.95%, 07/15/46	150,000	146,725
3.75%, 04/01/51 (a)	150,000	122,223
Stifel Financial Corp.
4.25%, 07/18/24	100,000	99,726
4.00%, 05/15/30 (a)	100,000	90,703
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	50,000	49,913
0.75%, 03/18/24 (a)(e)	250,000	239,367
3.75%, 04/01/24 (a)(e)	50,000	49,968
3.00%, 03/10/25 (a)(e)	50,000	48,960
4.20%, 03/24/25 (a)(e)	100,000	100,495
3.63%, 04/01/25 (a)(e)	50,000	49,456
3.85%, 05/21/25 (a)(e)	100,000	100,186
3.45%, 02/13/26 (a)(e)	50,000	49,390
0.90%, 03/11/26 (a)(e)	200,000	180,064
1.15%, 05/13/26 (a)(e)	150,000	135,407
3.20%, 03/02/27 (a)(e)	100,000	96,891
2.45%, 03/03/27 (a)(e)	250,000	233,380
3.30%, 04/01/27 (a)(e)	100,000	97,111
3.20%, 01/25/28 (a)(e)	100,000	95,581
2.00%, 03/20/28 (a)(e)	200,000	179,930
4.00%, 02/01/29 (a)(e)	100,000	98,538
3.25%, 05/22/29 (a)(e)	100,000	93,953
2.75%, 10/01/29 (a)(e)	50,000	45,143
4.63%, 03/22/30 (a)(e)	50,000	50,752
1.65%, 03/11/31 (a)(e)	100,000	80,833
2.30%, 05/13/31 (a)(e)	100,000	85,348
1.95%, 12/01/31 (a)(e)	125,000	102,176
2.90%, 03/03/32 (a)(e)	150,000	132,528
		14,797,724
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23 (a)	250,000	248,782
1.15%, 10/29/23	200,000	191,454
4.88%, 01/16/24 (a)	150,000	149,352
3.15%, 02/15/24 (a)	150,000	145,456
2.88%, 08/14/24 (a)	150,000	143,663
1.65%, 10/29/24 (a)	650,000	602,114
1.75%, 10/29/24 (a)	250,000	231,877
3.50%, 01/15/25 (a)	150,000	144,311
6.50%, 07/15/25 (a)	150,000	153,865
4.45%, 10/01/25 (a)	150,000	145,866
1.75%, 01/30/26 (a)	250,000	220,787
4.45%, 04/03/26 (a)	150,000	145,409
2.45%, 10/29/26 (a)	600,000	528,984
3.65%, 07/21/27 (a)	250,000	227,792
4.63%, 10/15/27 (a)	150,000	142,716
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/29/28 (a)	600,000	514,428
3.30%, 01/30/32 (a)	700,000	564,550
3.40%, 10/29/33 (a)	300,000	237,135
3.85%, 10/29/41 (a)	300,000	222,732
Air Lease Corp.
3.00%, 09/15/23 (a)	150,000	148,095
0.70%, 02/15/24 (a)	150,000	141,654
4.25%, 09/15/24 (a)	150,000	148,353
2.30%, 02/01/25 (a)	100,000	93,857
3.25%, 03/01/25 (a)	150,000	143,886
3.38%, 07/01/25 (a)	125,000	118,873
2.88%, 01/15/26 (a)	400,000	369,088
3.75%, 06/01/26 (a)	150,000	142,044
1.88%, 08/15/26 (a)	250,000	218,550
3.63%, 04/01/27 (a)	150,000	139,283
3.63%, 12/01/27 (a)	150,000	136,686
4.63%, 10/01/28 (a)	100,000	94,308
3.25%, 10/01/29 (a)	100,000	86,027
3.00%, 02/01/30 (a)	100,000	84,062
3.13%, 12/01/30 (a)	150,000	125,298
2.88%, 01/15/32 (a)	150,000	120,702
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	149,400
4.13%, 05/01/24 (a)	100,000	97,741
4.25%, 06/15/26 (a)	100,000	92,313
Ares Capital Corp.
4.20%, 06/10/24 (a)	150,000	148,729
4.25%, 03/01/25 (a)	100,000	97,409
3.25%, 07/15/25 (a)	250,000	234,622
3.88%, 01/15/26 (a)	250,000	235,867
2.15%, 07/15/26 (a)	150,000	130,358
2.88%, 06/15/27 (a)	100,000	87,627
2.88%, 06/15/28 (a)	200,000	166,010
3.20%, 11/15/31 (a)	150,000	116,459
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	85,055
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,642
Blackstone Private Credit Fund
2.35%, 11/22/24	100,000	92,953
4.70%, 03/24/25	200,000	193,628
2.63%, 12/15/26 (a)	300,000	254,361
3.25%, 03/15/27 (a)	200,000	171,786
4.00%, 01/15/29 (a)	150,000	129,515
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	140,763
2.75%, 09/16/26 (a)	150,000	132,930
2.85%, 09/30/28 (a)	200,000	159,452
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	99,289
1.65%, 10/12/24	100,000	92,321
4.13%, 02/01/25 (a)	100,000	96,884
3.40%, 01/15/26 (a)	200,000	182,176
2.63%, 01/15/27 (a)	100,000	84,839
3.13%, 10/12/28 (a)	150,000	122,448
GATX Corp.
3.25%, 09/15/26 (a)	100,000	94,747
3.85%, 03/30/27 (a)	150,000	142,724
3.50%, 03/15/28 (a)	150,000	138,867
4.70%, 04/01/29 (a)	150,000	145,888
4.00%, 06/30/30 (a)	100,000	91,915
1.90%, 06/01/31 (a)	100,000	77,245
3.10%, 06/01/51 (a)	100,000	65,832
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	49,012
2.88%, 01/15/26 (a)	150,000	139,413

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	217,430
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	85,888
Main Street Capital Corp.
5.20%, 05/01/24	50,000	50,242
3.00%, 07/14/26 (a)	100,000	87,278
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	92,180
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	48,245
2.70%, 01/15/27 (a)	50,000	44,294
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	100,184
3.75%, 07/22/25 (a)	100,000	94,211
4.25%, 01/15/26 (a)	150,000	141,519
3.40%, 07/15/26 (a)	200,000	179,058
2.88%, 06/11/28 (a)	150,000	121,536
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	100,000	87,085
4.70%, 02/08/27 (a)	100,000	90,994
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	84,454
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	86,211
3.44%, 10/15/28 (a)	100,000	77,142
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	87,657
		13,678,867
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	100,000	99,834
3.25%, 12/04/24	150,000	146,966
3.70%, 07/18/27	100,000	96,491
2.25%, 03/09/31	100,000	83,431
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	87,989
		514,711
Insurance 1.1%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	191,550
Aetna, Inc.
3.50%, 11/15/24 (a)	100,000	98,751
6.63%, 06/15/36	100,000	111,804
6.75%, 12/15/37	150,000	168,753
4.50%, 05/15/42 (a)	100,000	89,803
4.13%, 11/15/42 (a)	100,000	85,593
4.75%, 03/15/44 (a)	50,000	45,717
3.88%, 08/15/47 (a)	200,000	163,690
Aflac, Inc.
3.63%, 11/15/24	100,000	99,622
1.13%, 03/15/26 (a)	100,000	90,475
2.88%, 10/15/26 (a)	100,000	96,171
3.60%, 04/01/30 (a)	250,000	238,290
4.75%, 01/15/49 (a)	100,000	96,528
Alleghany Corp.
3.63%, 05/15/30 (a)	150,000	141,170
3.25%, 08/15/51 (a)	100,000	75,998
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,336
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	87,910
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	85,271
American International Group, Inc.
4.13%, 02/15/24	200,000	200,556
2.50%, 06/30/25 (a)	350,000	333,816
3.90%, 04/01/26 (a)	350,000	344,106
3.40%, 06/30/30 (a)	150,000	137,705
3.88%, 01/15/35 (a)	78,000	71,257
6.25%, 05/01/36	150,000	167,532
4.50%, 07/16/44 (a)	145,000	131,048
4.80%, 07/10/45 (a)	100,000	93,555
4.75%, 04/01/48 (a)	200,000	189,522
5.75%, 04/01/48 (a)(b)	100,000	94,673
4.38%, 06/30/50 (a)	200,000	179,872
Anthem, Inc.
3.50%, 08/15/24 (a)	195,000	192,927
3.35%, 12/01/24 (a)	100,000	98,420
2.38%, 01/15/25 (a)	175,000	168,154
3.65%, 12/01/27 (a)	500,000	484,705
4.10%, 03/01/28 (a)	150,000	147,043
2.88%, 09/15/29 (a)	250,000	224,760
2.25%, 05/15/30 (a)	200,000	170,610
2.55%, 03/15/31 (a)	200,000	171,702
6.38%, 06/15/37	150,000	171,619
4.63%, 05/15/42	200,000	190,916
4.65%, 01/15/43	150,000	142,213
5.10%, 01/15/44	150,000	150,000
4.65%, 08/15/44 (a)	150,000	140,909
4.38%, 12/01/47 (a)	250,000	231,277
4.55%, 03/01/48 (a)	150,000	140,615
3.70%, 09/15/49 (a)	200,000	164,094
3.13%, 05/15/50 (a)	200,000	150,130
3.60%, 03/15/51 (a)	200,000	161,320
4.55%, 05/15/52 (a)	100,000	94,346
Aon Corp.
4.50%, 12/15/28 (a)	100,000	99,134
3.75%, 05/02/29 (a)	150,000	142,413
2.80%, 05/15/30 (a)	200,000	174,870
2.05%, 08/23/31 (a)	100,000	81,147
6.25%, 09/30/40	50,000	55,015
2.90%, 08/23/51 (a)	100,000	69,504
Aon Corp/Aon Global Holdings PLC
2.60%, 12/02/31 (a)	100,000	84,278
3.90%, 02/28/52 (a)	175,000	145,773
Aon PLC
3.50%, 06/14/24 (a)	150,000	148,659
3.88%, 12/15/25 (a)	200,000	197,908
4.60%, 06/14/44 (a)	150,000	137,691
4.75%, 05/15/45 (a)	100,000	93,150
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	98,474
5.03%, 12/15/46 (a)	100,000	94,139
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	156,200
Arch Capital Group US, Inc.
5.14%, 11/01/43	85,000	82,079
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	81,743
3.50%, 05/20/51 (a)	150,000	114,678
3.05%, 03/09/52 (a)	100,000	70,509
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	99,935

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Assurant, Inc.
4.20%, 09/27/23 (a)	113,000	112,618
3.70%, 02/22/30 (a)	100,000	88,791
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	172,870
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	188,004
6.15%, 04/03/30 (a)	100,000	101,283
3.50%, 01/15/31 (a)	100,000	85,431
3.95%, 05/25/51 (a)	100,000	74,647
3.45%, 05/15/52 (a)	50,000	34,378
AXA S.A.
8.60%, 12/15/30	250,000	311,400
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	92,881
4.90%, 01/15/40 (a)(b)	50,000	42,889
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	141,365
1.85%, 03/12/30 (a)	100,000	85,786
1.45%, 10/15/30 (a)	150,000	122,553
2.88%, 03/15/32 (a)	200,000	178,242
5.75%, 01/15/40	200,000	225,892
4.30%, 05/15/43	150,000	142,159
4.20%, 08/15/48 (a)	400,000	372,240
4.25%, 01/15/49 (a)	350,000	329,525
2.85%, 10/15/50 (a)	300,000	219,195
2.50%, 01/15/51 (a)	100,000	68,626
3.85%, 03/15/52 (a)	500,000	431,330
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	550,000	538,560
4.50%, 02/11/43	100,000	97,391
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	142,113
5.63%, 05/15/30 (a)	150,000	148,660
4.70%, 06/22/47 (a)	250,000	197,900
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	99,452
2.38%, 03/15/31 (a)	250,000	198,675
4.95%, 03/17/52 (a)	150,000	134,265
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	147,997
3.35%, 05/03/26 (a)	400,000	391,588
1.38%, 09/15/30 (a)	250,000	200,102
4.15%, 03/13/43	200,000	181,440
4.35%, 11/03/45 (a)	250,000	235,865
2.85%, 12/15/51 (a)	150,000	110,294
3.05%, 12/15/61 (a)	250,000	177,567
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	164,989
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	99,717
4.50%, 03/01/26 (a)	150,000	150,606
3.45%, 08/15/27 (a)	100,000	94,419
3.90%, 05/01/29 (a)	100,000	93,852
2.05%, 08/15/30 (a)	100,000	80,331
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	145,605
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)(d)	250,000	235,330
3.90%, 04/05/32 (a)(d)	300,000	270,045
4.35%, 04/05/42 (a)(d)	100,000	85,069
4.40%, 04/05/52 (a)(d)	250,000	206,735
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	94,149
3.10%, 09/01/31 (a)	100,000	76,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	344,501
5.00%, 04/20/48 (a)	300,000	281,355
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	92,361
3.50%, 10/15/50 (a)	200,000	150,350
3.13%, 10/15/52 (a)	150,000	104,433
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	98,027
4.63%, 04/29/30 (a)	125,000	118,041
3.38%, 03/03/31 (a)	100,000	85,413
5.63%, 08/16/32 (a)(d)	100,000	98,002
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	217,265
2.45%, 03/15/31 (a)	150,000	119,210
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	89,176
2.40%, 08/15/31 (a)	100,000	77,005
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	98,450
2.15%, 08/15/30 (a)	150,000	122,106
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	155,290
4.50%, 04/01/25 (a)	200,000	201,466
1.35%, 02/03/27 (a)	150,000	131,177
3.95%, 03/15/27 (a)	100,000	97,327
3.13%, 08/15/29 (a)	150,000	136,526
4.88%, 04/01/30 (a)	100,000	100,807
2.15%, 02/03/32 (a)	150,000	121,796
4.95%, 10/01/44 (a)	100,000	96,699
4.80%, 03/15/47 (a)	100,000	96,140
3.95%, 08/15/49 (a)	150,000	127,215
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(d)	100,000	80,155
5.67%, 06/08/32 (a)	100,000	98,612
4.00%, 11/23/51 (a)(d)	100,000	69,798
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	99,399
2.40%, 09/30/30 (a)	150,000	121,176
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	145,540
3.80%, 03/01/28 (a)	100,000	95,743
3.05%, 01/15/30 (a)	100,000	88,191
3.40%, 01/15/31 (a)	150,000	133,922
3.40%, 03/01/32 (a)	75,000	65,970
7.00%, 06/15/40	100,000	113,367
4.38%, 06/15/50 (a)	150,000	127,745
Loews Corp.
3.20%, 05/15/30 (a)	100,000	89,974
6.00%, 02/01/35	100,000	106,857
4.13%, 05/15/43 (a)	100,000	84,971
Manulife Financial Corp.
4.15%, 03/04/26	200,000	198,348
2.48%, 05/19/27 (a)	200,000	184,026
4.06%, 02/24/32 (a)(b)	200,000	186,082
3.70%, 03/16/32 (a)	150,000	138,347
Markel Corp.
3.50%, 11/01/27 (a)	100,000	94,592
3.35%, 09/17/29 (a)	100,000	90,886
5.00%, 04/05/46	200,000	187,866
4.30%, 11/01/47 (a)	150,000	127,421
4.15%, 09/17/50 (a)	100,000	82,655
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	200,000	199,826
3.50%, 06/03/24 (a)	150,000	149,097

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/10/25 (a)	100,000	98,607
3.75%, 03/14/26 (a)	150,000	148,782
4.38%, 03/15/29 (a)	250,000	248,810
2.25%, 11/15/30 (a)	140,000	119,080
5.88%, 08/01/33	100,000	108,606
4.75%, 03/15/39 (a)	150,000	147,067
4.35%, 01/30/47 (a)	100,000	91,617
4.20%, 03/01/48 (a)	50,000	44,868
4.90%, 03/15/49 (a)	250,000	250,607
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	96,152
MetLife, Inc.
4.37%, 09/15/23	250,000	251,367
3.60%, 04/10/24	250,000	250,132
3.60%, 11/13/25 (a)	100,000	98,995
4.55%, 03/23/30 (a)	200,000	202,170
6.38%, 06/15/34	200,000	230,082
5.70%, 06/15/35	250,000	271,862
5.88%, 02/06/41	150,000	163,872
4.13%, 08/13/42	100,000	90,077
4.88%, 11/13/43	250,000	247,210
4.72%, 12/15/44	100,000	95,854
4.05%, 03/01/45	100,000	88,326
4.60%, 05/13/46 (a)	100,000	96,746
5.00%, 07/15/52 (a)	100,000	101,579
6.40%, 12/15/66 (a)	230,000	237,560
10.75%, 08/01/69 (a)(b)	75,000	103,028
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	39,692
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	145,221
3.85%, 06/11/51 (a)	125,000	95,218
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	93,735
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	125,570
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	94,302
3.70%, 05/15/29 (a)	150,000	141,407
2.13%, 06/15/30 (a)	150,000	124,814
4.30%, 11/15/46 (a)	137,000	121,974
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	137,559
3.88%, 03/27/28 (a)	97,000	95,354
2.10%, 03/10/30 (a)	200,000	170,288
6.63%, 12/01/37	150,000	174,153
3.00%, 03/10/40 (a)	250,000	202,137
5.20%, 03/15/44 (a)(b)	100,000	97,268
4.60%, 05/15/44	300,000	287,463
5.38%, 05/15/45 (a)(b)	150,000	147,637
4.50%, 09/15/47 (a)(b)	100,000	95,276
3.91%, 12/07/47 (a)	200,000	174,484
5.70%, 09/15/48 (a)(b)	150,000	147,685
3.94%, 12/07/49 (a)	100,000	86,930
4.35%, 02/25/50 (a)	150,000	138,674
3.70%, 10/01/50 (a)(b)	200,000	173,346
3.70%, 03/13/51 (a)	300,000	249,798
5.13%, 03/01/52 (a)(b)	200,000	187,372
Prudential PLC
3.13%, 04/14/30	200,000	178,524
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	188,002
3.15%, 06/15/30 (a)	200,000	176,350
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	139,907
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	123,450
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,537
3.28%, 12/15/26 (a)	100,000	97,316
5.35%, 06/01/33	200,000	212,018
5.55%, 05/09/35	150,000	161,652
4.50%, 06/15/43	200,000	187,594
4.20%, 12/15/46 (a)	100,000	91,032
3.85%, 08/10/49 (a)	100,000	85,620
The Chubb Corp.
6.50%, 05/15/38	100,000	117,503
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	162,014
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	133,172
6.10%, 10/01/41	80,000	86,546
4.40%, 03/15/48 (a)	100,000	90,921
3.60%, 08/19/49 (a)	150,000	118,565
2.90%, 09/15/51 (a)	150,000	103,385
The Progressive Corp.
2.45%, 01/15/27	100,000	94,504
4.00%, 03/01/29 (a)	150,000	148,881
3.20%, 03/26/30 (a)	100,000	93,098
6.25%, 12/01/32	150,000	171,579
3.70%, 01/26/45	100,000	83,882
4.20%, 03/15/48 (a)	250,000	230,205
3.95%, 03/26/50 (a)	100,000	88,568
3.70%, 03/15/52 (a)	100,000	85,068
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	180,031
5.35%, 11/01/40	100,000	106,129
4.60%, 08/01/43	200,000	190,786
4.00%, 05/30/47 (a)	200,000	179,466
4.10%, 03/04/49 (a)	100,000	90,092
2.55%, 04/27/50 (a)	300,000	209,679
3.05%, 06/08/51 (a)	200,000	153,160
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	127,129
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	149,745
0.55%, 05/15/24 (a)	200,000	190,032
3.75%, 07/15/25	355,000	354,226
1.25%, 01/15/26	150,000	137,576
3.10%, 03/15/26	200,000	195,628
1.15%, 05/15/26 (a)	200,000	181,798
3.38%, 04/15/27	150,000	146,799
3.70%, 05/15/27 (a)	150,000	148,185
2.95%, 10/15/27	150,000	142,420
3.85%, 06/15/28	250,000	246,975
3.88%, 12/15/28	150,000	147,519
4.00%, 05/15/29 (a)	150,000	147,670
2.88%, 08/15/29	200,000	183,864
2.00%, 05/15/30	250,000	213,240
2.30%, 05/15/31 (a)	300,000	257,727
4.20%, 05/15/32 (a)	250,000	248,172
4.63%, 07/15/35	200,000	199,994
5.80%, 03/15/36	193,000	212,825
6.63%, 11/15/37	150,000	178,762
6.88%, 02/15/38	250,000	304,945
3.50%, 08/15/39 (a)	250,000	215,470
2.75%, 05/15/40 (a)	150,000	116,076
5.70%, 10/15/40 (a)	75,000	82,471
3.05%, 05/15/41 (a)	300,000	240,768
4.63%, 11/15/41 (a)	100,000	98,425
3.95%, 10/15/42 (a)	100,000	89,942

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/43 (a)	100,000	93,730
4.75%, 07/15/45	350,000	346,601
4.20%, 01/15/47 (a)	150,000	139,275
4.25%, 04/15/47 (a)	100,000	93,240
3.75%, 10/15/47 (a)	200,000	172,424
4.25%, 06/15/48 (a)	250,000	230,552
4.45%, 12/15/48 (a)	225,000	214,582
3.70%, 08/15/49 (a)	250,000	212,872
2.90%, 05/15/50 (a)	250,000	183,682
3.25%, 05/15/51 (a)	350,000	274,774
4.75%, 05/15/52 (a)	350,000	347,952
3.88%, 08/15/59 (a)	250,000	213,692
3.13%, 05/15/60 (a)	150,000	110,321
4.95%, 05/15/62 (a)	150,000	151,110
Unum Group
4.00%, 06/15/29 (a)	150,000	139,299
5.75%, 08/15/42	100,000	94,463
4.50%, 12/15/49 (a)	100,000	78,156
4.13%, 06/15/51 (a)	100,000	73,716
Voya Financial, Inc.
3.65%, 06/15/26	150,000	145,360
5.70%, 07/15/43	100,000	99,357
4.70%, 01/23/48 (a)(b)	100,000	83,129
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	197,546
4.65%, 06/15/27 (a)	150,000	147,246
4.50%, 09/15/28 (a)	150,000	145,545
2.95%, 09/15/29 (a)	200,000	172,848
3.88%, 09/15/49 (a)	150,000	116,246
WR Berkley Corp.
4.00%, 05/12/50 (a)	50,000	41,699
3.55%, 03/30/52 (a)	100,000	76,898
3.15%, 09/30/61 (a)	100,000	67,529
XLIT Ltd.
5.25%, 12/15/43	130,000	136,854
		46,255,988
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	127,136
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	147,613
4.50%, 07/30/29 (a)	50,000	48,704
2.75%, 12/15/29 (a)	100,000	87,345
4.70%, 07/01/30 (a)	100,000	98,446
4.90%, 12/15/30 (a)	150,000	149,437
3.38%, 08/15/31 (a)	150,000	133,679
2.00%, 05/18/32 (a)	200,000	158,080
1.88%, 02/01/33 (a)	250,000	188,492
2.95%, 03/15/34 (a)	150,000	126,558
4.85%, 04/15/49 (a)	50,000	46,454
4.00%, 02/01/50 (a)	150,000	124,424
3.00%, 05/18/51 (a)	150,000	102,015
3.55%, 03/15/52 (a)	200,000	151,484
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	96,637
4.90%, 02/15/29 (a)	100,000	97,771
2.38%, 07/15/31 (a)	100,000	80,166
3.63%, 04/15/32 (a)	150,000	131,051
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	150,000	148,282
3.45%, 06/01/25 (a)	150,000	147,754
2.95%, 05/11/26 (a)	100,000	95,255
2.90%, 10/15/26 (a)	100,000	94,382
3.30%, 06/01/29 (a)	200,000	185,908
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/01/30 (a)	100,000	87,008
2.45%, 01/15/31 (a)	150,000	130,115
2.05%, 01/15/32 (a)	150,000	123,420
3.90%, 10/15/46 (a)	150,000	128,547
Boston Properties LP
3.80%, 02/01/24 (a)	195,000	193,719
3.65%, 02/01/26 (a)	150,000	145,905
2.75%, 10/01/26 (a)	200,000	185,990
4.50%, 12/01/28 (a)	150,000	146,206
3.40%, 06/21/29 (a)	200,000	179,208
2.90%, 03/15/30 (a)	200,000	170,620
3.25%, 01/30/31 (a)	200,000	172,350
2.55%, 04/01/32 (a)	150,000	119,456
2.45%, 10/01/33 (a)	200,000	151,588
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	147,532
4.55%, 10/01/29 (a)	100,000	94,183
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	146,322
4.13%, 06/15/26 (a)	150,000	145,294
3.90%, 03/15/27 (a)	100,000	94,763
4.13%, 05/15/29 (a)	150,000	137,242
4.05%, 07/01/30 (a)	150,000	133,749
2.50%, 08/16/31 (a)	100,000	77,542
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	97,950
3.15%, 07/01/29 (a)	150,000	137,632
2.80%, 05/15/30 (a)	100,000	88,731
3.35%, 11/01/49 (a)	50,000	39,023
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	89,636
2.00%, 01/15/29 (a)	150,000	118,941
2.75%, 04/15/31 (a)	100,000	78,796
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	141,421
4.38%, 02/15/29 (a)	100,000	96,470
2.00%, 02/15/31 (a)	100,000	79,281
2.50%, 02/15/32 (a)	150,000	121,125
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	143,304
4.45%, 07/15/28 (a)	150,000	146,922
3.60%, 07/01/29 (a)	150,000	138,289
Duke Realty LP
3.25%, 06/30/26 (a)	230,000	220,404
2.88%, 11/15/29 (a)	50,000	44,764
1.75%, 07/01/30 (a)	150,000	123,149
2.25%, 01/15/32 (a)	100,000	83,341
3.05%, 03/01/50 (a)	50,000	37,611
EPR Properties
4.75%, 12/15/26 (a)	150,000	140,410
4.50%, 06/01/27 (a)	150,000	136,902
3.75%, 08/15/29 (a)	100,000	84,215
3.60%, 11/15/31 (a)	100,000	78,439
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	97,545
2.85%, 11/01/26 (a)	150,000	142,543
3.50%, 03/01/28 (a)	100,000	94,460
4.15%, 12/01/28 (a)	100,000	96,870
3.00%, 07/01/29 (a)	100,000	90,714
2.50%, 02/15/30 (a)	100,000	87,144
4.50%, 07/01/44 (a)	150,000	140,371
4.50%, 06/01/45 (a)	50,000	46,126
4.00%, 08/01/47 (a)	100,000	86,797
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	76,967

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	127,648
4.00%, 03/01/29 (a)	150,000	142,126
3.00%, 01/15/30 (a)	100,000	87,636
1.65%, 01/15/31 (a)	150,000	116,679
2.65%, 03/15/32 (a)	150,000	123,165
2.65%, 09/01/50 (a)	100,000	62,030
Extra Space Storage LP
2.55%, 06/01/31 (a)	100,000	81,816
2.35%, 03/15/32 (a)	150,000	118,131
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	100,000	99,571
1.25%, 02/15/26 (a)	150,000	135,002
3.25%, 07/15/27 (a)	100,000	94,494
3.50%, 06/01/30 (a)	100,000	89,608
4.50%, 12/01/44 (a)	100,000	88,060
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	100,000	95,511
3.10%, 02/15/30 (a)	150,000	129,386
2.00%, 03/15/31 (a)	200,000	155,896
2.05%, 03/15/31 (a)	150,000	115,965
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	97,799
3.25%, 07/15/26 (a)	200,000	192,104
3.50%, 07/15/29 (a)	150,000	138,244
3.00%, 01/15/30 (a)	100,000	88,600
2.88%, 01/15/31 (a)	250,000	216,070
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	92,424
3.05%, 02/15/30 (a)	100,000	85,456
2.60%, 02/01/31 (a)	150,000	119,585
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	98,794
4.00%, 06/15/25 (a)	105,000	102,331
3.38%, 12/15/29 (a)	150,000	128,090
3.50%, 09/15/30 (a)	225,000	190,647
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	94,311
3.25%, 01/15/30 (a)	150,000	127,094
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	167,298
2.00%, 08/15/31 (a)	100,000	75,922
4.15%, 04/15/32 (a)	100,000	89,735
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	96,400
4.25%, 08/15/29 (a)	120,000	111,655
3.05%, 02/15/30 (a)	150,000	127,122
2.50%, 11/15/32 (a)	150,000	116,501
Kimco Realty Corp.
3.30%, 02/01/25 (a)	250,000	244,262
2.80%, 10/01/26 (a)	100,000	94,031
1.90%, 03/01/28 (a)	200,000	171,954
2.70%, 10/01/30 (a)	200,000	170,114
4.60%, 02/01/33 (a)	100,000	96,767
4.25%, 04/01/45 (a)	150,000	124,721
4.13%, 12/01/46 (a)	100,000	83,061
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	121,604
Life Storage LP
3.88%, 12/15/27 (a)	150,000	142,066
4.00%, 06/15/29 (a)	100,000	93,253
2.20%, 10/15/30 (a)	50,000	40,301
2.40%, 10/15/31 (a)	150,000	120,231
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	98,263
1.10%, 09/15/26 (a)	150,000	131,465
3.60%, 06/01/27 (a)	150,000	143,836
4.20%, 06/15/28 (a)	100,000	99,102
3.95%, 03/15/29 (a)	50,000	47,773
2.75%, 03/15/30 (a)	100,000	87,266
1.70%, 02/15/31 (a)	100,000	79,700
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	76,053
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	98,233
3.50%, 10/15/27 (a)	100,000	92,890
4.30%, 10/15/28 (a)	100,000	95,834
2.50%, 04/15/30 (a)	100,000	84,629
4.80%, 10/15/48 (a)	50,000	45,969
3.10%, 04/15/50 (a)	100,000	68,394
3.00%, 04/15/52 (a)	100,000	67,720
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	142,876
4.50%, 02/01/25 (a)	125,000	117,304
2.65%, 06/15/26 (a)	50,000	40,288
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	246,000	246,672
4.50%, 04/01/27 (a)	150,000	143,734
4.75%, 01/15/28 (a)	100,000	95,602
3.63%, 10/01/29 (a)	150,000	128,309
3.38%, 02/01/31 (a)	250,000	203,765
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	76,812
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	97,322
2.63%, 11/01/31 (a)	100,000	80,786
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	123,840
Prologis LP
2.13%, 04/15/27 (a)	150,000	138,289
4.38%, 02/01/29 (a)	50,000	49,673
2.25%, 04/15/30 (a)	200,000	173,940
1.25%, 10/15/30 (a)	200,000	160,158
1.63%, 03/15/31 (a)	100,000	81,700
3.00%, 04/15/50 (a)	150,000	113,474
2.13%, 10/15/50 (a)	150,000	95,877
Public Storage
0.88%, 02/15/26 (a)	125,000	112,748
1.50%, 11/09/26 (a)	150,000	136,233
3.09%, 09/15/27 (a)	50,000	47,747
1.85%, 05/01/28 (a)	150,000	132,920
3.39%, 05/01/29 (a)	150,000	141,631
2.30%, 05/01/31 (a)	100,000	85,304
2.25%, 11/09/31 (a)	100,000	83,891
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	50,368
3.88%, 04/15/25 (a)	150,000	148,936
0.75%, 03/15/26 (a)	250,000	220,147
4.88%, 06/01/26 (a)	100,000	101,755
4.13%, 10/15/26 (a)	100,000	99,045
3.00%, 01/15/27 (a)	180,000	169,902
3.95%, 08/15/27 (a)	150,000	146,748
3.40%, 01/15/28 (a)	100,000	93,911
2.20%, 06/15/28 (a)	100,000	87,921
3.10%, 12/15/29 (a)	100,000	91,101
3.25%, 01/15/31 (a)	200,000	179,692
2.85%, 12/15/32 (a)	150,000	128,964
4.65%, 03/15/47 (a)	150,000	145,267

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	144,825
3.70%, 06/15/30 (a)	100,000	90,896
4.40%, 02/01/47 (a)	100,000	87,005
4.65%, 03/15/49 (a)	75,000	67,066
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	91,830
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	119,877
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	131,924
3.20%, 12/01/31 (a)	150,000	119,241
Safehold Operating Partnership LP
2.85%, 01/15/32 (a)	100,000	79,893
Simon Property Group LP
2.00%, 09/13/24 (a)	250,000	240,735
3.38%, 10/01/24 (a)	200,000	197,852
3.50%, 09/01/25 (a)	250,000	246,707
3.30%, 01/15/26 (a)	250,000	242,667
3.25%, 11/30/26 (a)	250,000	240,417
3.38%, 12/01/27 (a)	150,000	141,981
2.45%, 09/13/29 (a)	250,000	215,665
2.65%, 07/15/30 (a)	150,000	129,213
2.20%, 02/01/31 (a)	150,000	123,081
2.25%, 01/15/32 (a)	200,000	160,594
2.65%, 02/01/32 (a)	100,000	83,350
6.75%, 02/01/40 (a)	100,000	113,831
4.25%, 11/30/46 (a)	150,000	131,816
3.25%, 09/13/49 (a)	150,000	109,109
3.80%, 07/15/50 (a)	250,000	202,785
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	144,445
4.70%, 06/01/27 (a)	100,000	96,754
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	98,045
2.10%, 03/15/28 (a)	100,000	83,572
3.40%, 01/15/30 (a)	50,000	43,127
3.20%, 02/15/31 (a)	150,000	124,949
2.70%, 02/15/32 (a)	75,000	58,197
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	96,135
4.63%, 03/15/29 (a)	100,000	97,076
2.70%, 12/01/31 (a)	100,000	79,314
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	84,655
2.70%, 07/15/31 (a)	100,000	80,367
4.20%, 04/15/32 (a)	100,000	89,580
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	92,761
2.75%, 09/01/31 (a)	100,000	76,158
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	140,442
3.50%, 01/15/28 (a)	150,000	139,470
3.20%, 01/15/30 (a)	150,000	133,038
3.00%, 08/15/31 (a)	100,000	85,423
2.10%, 08/01/32 (a)	150,000	116,454
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	98,679
2.65%, 01/15/25 (a)	100,000	95,785
3.50%, 02/01/25 (a)	150,000	146,425
3.25%, 10/15/26 (a)	100,000	94,490
3.85%, 04/01/27 (a)	150,000	144,045
4.00%, 03/01/28 (a)	100,000	95,399
4.40%, 01/15/29 (a)	250,000	241,405
4.75%, 11/15/30 (a)	100,000	97,159
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 09/30/43 (a)	100,000	100,613
4.38%, 02/01/45 (a)	100,000	85,166
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	143,659
2.15%, 06/01/26 (a)	100,000	88,143
Welltower, Inc.
4.50%, 01/15/24 (a)	100,000	100,293
3.63%, 03/15/24 (a)	200,000	198,384
4.00%, 06/01/25 (a)	300,000	296,661
4.25%, 04/01/26 (a)	150,000	148,755
4.25%, 04/15/28 (a)	200,000	195,032
4.13%, 03/15/29 (a)	150,000	142,635
2.75%, 01/15/31 (a)	150,000	126,140
3.85%, 06/15/32 (a)	150,000	136,573
6.50%, 03/15/41 (a)	150,000	164,796
4.95%, 09/01/48 (a)	100,000	94,837
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	99,082
4.25%, 10/01/26 (a)	150,000	146,610
2.40%, 02/01/31 (a)	200,000	162,852
2.25%, 04/01/33 (a)	100,000	76,304
		30,049,419
		353,675,416

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	233,055
2.05%, 05/15/30 (a)	200,000	172,768
2.70%, 05/15/40 (a)	200,000	158,312
2.80%, 05/15/50 (a)	200,000	149,416
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	48,180
5.65%, 06/01/52 (a)	200,000	197,032
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	171,436
ArcelorMittal S.A.
4.25%, 07/16/29	100,000	94,787
7.00%, 10/15/39	100,000	101,557
6.75%, 03/01/41 (f)	150,000	148,290
Barrick Gold Corp.
5.25%, 04/01/42	200,000	195,514
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	103,062
5.75%, 05/01/43	150,000	154,684
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	150,000	158,374
BHP Billiton Finance (USA) Ltd.
6.42%, 03/01/26	150,000	160,762
4.13%, 02/24/42	95,000	87,190
5.00%, 09/30/43	450,000	456,736
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	204,132
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	138,096
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,516
5.90%, 07/05/24	350,000	352,919
6.05%, 03/15/25	300,000	300,936
1.40%, 08/05/26 (a)	100,000	84,220
6.17%, 07/15/27 (a)	350,000	350,616
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,960

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CF Industries, Inc.
5.15%, 03/15/34	200,000	193,356
4.95%, 06/01/43	100,000	89,159
5.38%, 03/15/44	150,000	140,969
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	500,000	501,360
4.49%, 11/15/25 (a)	200,000	201,722
4.73%, 11/15/28 (a)	400,000	404,196
5.32%, 11/15/38 (a)	350,000	349,261
5.42%, 11/15/48 (a)	400,000	393,868
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	147,800
4.50%, 12/01/28 (a)	150,000	146,703
4.80%, 09/01/42 (a)	100,000	87,911
4.65%, 10/15/44 (a)	200,000	175,288
Ecolab, Inc.
0.90%, 12/15/23 (a)	100,000	96,815
2.70%, 11/01/26 (a)	150,000	144,378
1.65%, 02/01/27 (a)	100,000	91,130
3.25%, 12/01/27 (a)	150,000	145,706
4.80%, 03/24/30 (a)	200,000	206,388
1.30%, 01/30/31 (a)	100,000	80,081
2.13%, 02/01/32 (a)	150,000	126,350
2.13%, 08/15/50 (a)	100,000	64,154
2.70%, 12/15/51 (a)	150,000	106,679
2.75%, 08/18/55 (a)	150,000	105,957
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	188,168
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	202,246
FMC Corp.
3.20%, 10/01/26 (a)	100,000	94,853
3.45%, 10/01/29 (a)	100,000	89,602
4.50%, 10/01/49 (a)	100,000	84,571
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	151,631
4.13%, 03/01/28 (a)	200,000	187,388
5.25%, 09/01/29 (a)	200,000	194,720
4.63%, 08/01/30 (a)	200,000	185,436
5.40%, 11/14/34 (a)	100,000	95,124
5.45%, 03/15/43 (a)	400,000	360,584
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	178,693
8.88%, 05/15/31	100,000	129,005
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	92,248
2.95%, 06/15/31 (a)	100,000	79,952
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	97,201
4.38%, 06/01/47 (a)	100,000	84,711
5.00%, 09/26/48 (a)	150,000	139,185
International Paper Co.
7.30%, 11/15/39	100,000	115,945
6.00%, 11/15/41 (a)	200,000	205,294
4.80%, 06/15/44 (a)	100,000	90,934
5.15%, 05/15/46 (a)	100,000	97,642
4.40%, 08/15/47 (a)	200,000	176,246
4.35%, 08/15/48 (a)	100,000	88,796
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	97,040
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	48,692
3.20%, 01/30/26 (a)	150,000	147,225
1.10%, 08/10/30 (a)	200,000	160,524
2.00%, 08/10/50 (a)	150,000	94,677
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance BV
5.25%, 07/15/43	150,000	140,667
4.88%, 03/15/44 (a)	150,000	136,502
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	237,472
LYB International Finance III LLC
1.25%, 10/01/25 (a)	200,000	181,030
2.25%, 10/01/30 (a)	100,000	82,199
3.38%, 10/01/40 (a)	100,000	76,277
4.20%, 10/15/49 (a)	100,000	80,560
4.20%, 05/01/50 (a)	250,000	202,720
3.63%, 04/01/51 (a)	250,000	185,730
3.80%, 10/01/60 (a)	150,000	107,009
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	84,784
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	80,720
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	87,443
2.25%, 10/01/30 (a)	200,000	164,498
2.60%, 07/15/32 (a)	200,000	163,662
5.88%, 04/01/35	100,000	104,124
4.88%, 03/15/42 (a)	330,000	314,107
5.45%, 06/09/44 (a)	100,000	99,582
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	235,637
3.95%, 05/01/28 (a)	250,000	243,002
2.70%, 06/01/30 (a)	250,000	218,320
6.40%, 12/01/37	50,000	56,152
3.85%, 04/01/52 (a)	100,000	82,809
2.98%, 12/15/55 (a)	200,000	134,698
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	98,485
4.20%, 04/01/29 (a)	100,000	97,208
5.88%, 12/01/36	50,000	53,679
6.13%, 01/15/41 (a)	145,000	158,133
4.90%, 06/01/43 (a)	100,000	96,144
5.25%, 01/15/45 (a)	150,000	147,311
5.00%, 04/01/49 (a)	100,000	99,026
3.95%, 05/13/50 (a)	150,000	128,288
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	94,620
3.00%, 12/15/29 (a)	150,000	133,427
4.05%, 12/15/49 (a)	100,000	83,539
3.05%, 10/01/51 (a)	150,000	106,092
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	97,136
1.20%, 03/15/26 (a)	100,000	89,777
2.80%, 08/15/29 (a)	100,000	90,197
2.55%, 06/15/30 (a)	200,000	175,196
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	161,750
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	118,699
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	100,000	113,108
5.20%, 11/02/40	250,000	261,557
2.75%, 11/02/51 (a)	250,000	181,535
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	199,626
4.13%, 08/21/42 (a)	200,000	184,010
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	143,022
4.55%, 03/01/29 (a)	100,000	95,819
4.25%, 01/15/48 (a)	100,000	80,569

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Copper Corp.
3.88%, 04/23/25	100,000	98,006
7.50%, 07/27/35	150,000	176,847
6.75%, 04/16/40	200,000	225,866
5.25%, 11/08/42	250,000	242,675
5.88%, 04/23/45	250,000	261,032
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	96,800
2.40%, 06/15/25 (a)	150,000	142,206
5.00%, 12/15/26 (a)	100,000	99,585
1.65%, 10/15/27 (a)	150,000	128,354
3.45%, 04/15/30 (a)	100,000	89,270
3.25%, 10/15/50 (a)	150,000	102,744
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	84,497
6.00%, 01/15/29 (a)	200,000	200,114
5.00%, 01/15/30 (a)	200,000	187,188
3.75%, 01/15/31 (a)	250,000	211,970
3.13%, 01/15/32 (a)	200,000	158,036
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	181,142
6.00%, 08/15/40 (a)	95,000	91,166
5.20%, 03/01/42 (a)	100,000	87,243
5.40%, 02/01/43 (a)	100,000	89,129
The Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	100,749
7.38%, 11/01/29	174,000	200,427
2.10%, 11/15/30 (a)	250,000	204,670
4.25%, 10/01/34 (a)	50,000	46,457
9.40%, 05/15/39	100,000	138,745
5.25%, 11/15/41 (a)	100,000	98,414
4.38%, 11/15/42 (a)	250,000	219,385
4.63%, 10/01/44 (a)	100,000	89,763
5.55%, 11/30/48 (a)	150,000	152,141
4.80%, 05/15/49 (a)	150,000	136,998
3.60%, 11/15/50 (a)	250,000	191,467
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	243,007
4.88%, 11/15/41 (a)	100,000	88,650
5.63%, 11/15/43 (a)	100,000	99,385
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	98,533
3.45%, 08/01/25 (a)	200,000	196,052
3.45%, 06/01/27 (a)	250,000	239,480
2.95%, 08/15/29 (a)	200,000	179,756
2.30%, 05/15/30 (a)	100,000	84,400
4.00%, 12/15/42 (a)	100,000	81,705
4.50%, 06/01/47 (a)	200,000	178,620
3.80%, 08/15/49 (a)	100,000	80,057
3.30%, 05/15/50 (a)	100,000	73,678
2.90%, 03/15/52 (a)	100,000	66,660
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	472,126
3.75%, 07/08/30 (a)	200,000	173,786
6.88%, 11/21/36	350,000	361,557
6.88%, 11/10/39	200,000	207,704
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	96,708
3.38%, 06/15/30 (a)	100,000	89,905
5.00%, 08/15/46 (a)	100,000	93,560
4.38%, 11/15/47 (a)	100,000	85,630
3.13%, 08/15/51 (a)	50,000	34,540
3.38%, 08/15/61 (a)	100,000	66,358
WestRock MWV LLC
7.95%, 02/15/31	150,000	175,807
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	110,191
4.00%, 11/15/29 (a)	150,000	142,157
4.00%, 04/15/30 (a)	150,000	141,471
7.38%, 03/15/32	50,000	57,958
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	98,441
4.65%, 03/15/26 (a)	250,000	251,867
4.00%, 03/15/28 (a)	150,000	144,819
3.90%, 06/01/28 (a)	100,000	96,224
4.90%, 03/15/29 (a)	100,000	100,095
3.00%, 06/15/33 (a)	250,000	209,020
		28,702,764
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	100,000	99,373
2.00%, 02/14/25 (a)	150,000	143,077
2.65%, 04/15/25 (a)	150,000	145,477
3.00%, 08/07/25	100,000	97,588
2.88%, 10/15/27 (a)	100,000	94,157
3.63%, 09/14/28 (a)	150,000	143,880
3.38%, 03/01/29 (a)	200,000	185,870
3.05%, 04/15/30 (a)	200,000	178,272
3.88%, 06/15/44	100,000	84,471
3.13%, 09/19/46 (a)	100,000	73,753
3.63%, 10/15/47 (a)	150,000	120,621
4.00%, 09/14/48 (a)	250,000	211,297
3.25%, 08/26/49 (a)	200,000	149,830
3.70%, 04/15/50 (a)	100,000	80,489
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	195,562
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	79,626
Allegion PLC
3.50%, 10/01/29 (a)	100,000	88,340
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	150,000	146,005
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	96,851
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	83,166
2.69%, 05/25/31 (a)	150,000	123,462
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	99,100
2.05%, 03/01/25 (a)	100,000	95,314
2.80%, 02/15/30 (a)	150,000	131,256
2.20%, 09/15/31 (a)	200,000	165,128
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	93,711
2.65%, 04/30/30 (a)	100,000	84,479
2.25%, 02/15/32 (a)	100,000	78,476
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	189,664
1.57%, 01/15/26 (a)	350,000	312,637
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	142,423
2.75%, 03/01/30 (a)	150,000	128,678
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	213,973
2.49%, 02/15/27 (a)	56,000	51,555
2.72%, 02/15/30 (a)	400,000	346,156
2.70%, 02/15/31 (a)(d)	150,000	128,027

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/05/40 (a)	350,000	276,717
3.58%, 04/05/50 (a)(d)	325,000	248,001
Caterpillar Financial Services Corp.
3.65%, 12/07/23	250,000	250,290
2.85%, 05/17/24	100,000	98,695
3.30%, 06/09/24	200,000	198,862
0.60%, 09/13/24	150,000	141,028
2.15%, 11/08/24	150,000	145,029
3.25%, 12/01/24	100,000	99,025
3.40%, 05/13/25	200,000	197,430
1.45%, 05/15/25	300,000	282,468
0.80%, 11/13/25	200,000	181,310
2.40%, 08/09/26	162,000	153,390
1.15%, 09/14/26	250,000	224,217
1.10%, 09/14/27	250,000	219,020
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	134,623
2.60%, 09/19/29 (a)	100,000	91,257
2.60%, 04/09/30 (a)	200,000	181,502
1.90%, 03/12/31 (a)	200,000	170,348
5.20%, 05/27/41	150,000	162,921
3.80%, 08/15/42	350,000	319,686
4.30%, 05/15/44 (a)	100,000	97,233
3.25%, 09/19/49 (a)	100,000	82,601
3.25%, 04/09/50 (a)	300,000	248,412
4.75%, 05/15/64 (a)	100,000	102,266
CNH Industrial Capital LLC
4.20%, 01/15/24	200,000	199,634
1.88%, 01/15/26 (a)	250,000	227,440
CNH Industrial N.V.
3.85%, 11/15/27 (a)	100,000	94,847
Crane Co.
4.45%, 12/15/23 (a)	100,000	100,426
Crane Holdings Co.
4.20%, 03/15/48 (a)	100,000	79,842
Deere & Co.
2.75%, 04/15/25 (a)	150,000	146,070
5.38%, 10/16/29	112,000	121,019
3.10%, 04/15/30 (a)	150,000	141,429
3.90%, 06/09/42 (a)	300,000	282,873
2.88%, 09/07/49 (a)	100,000	78,305
3.75%, 04/15/50 (a)	150,000	138,431
Dover Corp.
3.15%, 11/15/25 (a)	150,000	145,366
5.38%, 03/01/41 (a)	100,000	99,212
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	117,617
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	142,668
4.00%, 11/02/32	96,000	92,580
4.15%, 03/15/33 (a)	200,000	192,978
4.15%, 11/02/42	150,000	135,323
3.92%, 09/15/47 (a)	100,000	86,283
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	133,808
1.80%, 10/15/27 (a)	150,000	134,987
2.00%, 12/21/28 (a)	200,000	178,058
2.20%, 12/21/31 (a)	200,000	170,186
5.25%, 11/15/39	100,000	104,843
2.75%, 10/15/50 (a)	100,000	73,443
2.80%, 12/21/51 (a)	200,000	146,048
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	214,792
Fortive Corp.
4.30%, 06/15/46 (a)	80,000	70,650
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	149,686
3.25%, 09/15/29 (a)	200,000	175,024
4.50%, 03/25/52 (a)	100,000	76,533
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	241,365
GE Capital International Funding Co.
3.37%, 11/15/25	100,000	97,445
4.42%, 11/15/35	1,355,000	1,278,307
General Dynamics Corp.
2.38%, 11/15/24 (a)	250,000	242,890
3.25%, 04/01/25 (a)	100,000	98,542
3.50%, 05/15/25 (a)	100,000	99,487
1.15%, 06/01/26 (a)	100,000	90,227
3.50%, 04/01/27 (a)	100,000	97,882
3.75%, 05/15/28 (a)	300,000	295,494
3.63%, 04/01/30 (a)	150,000	144,898
2.25%, 06/01/31 (a)	100,000	86,874
4.25%, 04/01/40 (a)	100,000	96,409
2.85%, 06/01/41 (a)	100,000	78,957
3.60%, 11/15/42 (a)	150,000	131,615
4.25%, 04/01/50 (a)	50,000	48,140
General Electric Co.
6.75%, 03/15/32	335,000	380,104
5.88%, 01/14/38	100,000	105,646
6.88%, 01/10/39	100,000	115,193
4.35%, 05/01/50 (a)	150,000	132,773
Honeywell International, Inc.
2.30%, 08/15/24 (a)	200,000	195,222
1.35%, 06/01/25 (a)	300,000	281,763
2.50%, 11/01/26 (a)	300,000	284,949
1.10%, 03/01/27 (a)	200,000	178,596
2.70%, 08/15/29 (a)	150,000	138,044
1.95%, 06/01/30 (a)	200,000	172,484
1.75%, 09/01/31 (a)	150,000	124,362
5.70%, 03/15/37	100,000	113,106
3.81%, 11/21/47 (a)	150,000	135,585
2.80%, 06/01/50 (a)	150,000	117,149
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	95,600
2.30%, 03/15/31 (a)	100,000	84,064
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	195,822
3.48%, 12/01/27 (a)	100,000	93,014
4.20%, 05/01/30 (a)	100,000	93,243
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	176,256
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	149,793
2.65%, 11/15/26 (a)	200,000	192,108
3.90%, 09/01/42 (a)	300,000	266,280
John Deere Capital Corp.
0.40%, 10/10/23	300,000	289,818
3.45%, 01/10/24	150,000	149,611
2.60%, 03/07/24	150,000	147,705
0.45%, 06/07/24	250,000	237,220
3.35%, 06/12/24	100,000	99,521
2.65%, 06/24/24	200,000	196,810
2.05%, 01/09/25	100,000	96,195
2.13%, 03/07/25	200,000	192,064
3.45%, 03/13/25	200,000	199,128
0.70%, 01/15/26	100,000	90,432
2.65%, 06/10/26	200,000	191,952
1.05%, 06/17/26	250,000	226,937
1.30%, 10/13/26	100,000	90,416
1.75%, 03/09/27	200,000	182,680

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 01/06/28	50,000	48,075
1.50%, 03/06/28	150,000	132,051
3.45%, 03/07/29	100,000	96,950
2.80%, 07/18/29	150,000	139,059
2.45%, 01/09/30	100,000	88,819
1.45%, 01/15/31	200,000	163,482
2.00%, 06/17/31	100,000	85,018
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	193,062
6.00%, 01/15/36	100,000	107,609
4.63%, 07/02/44 (a)	95,000	84,152
5.13%, 09/14/45 (a)	169,000	162,029
4.95%, 07/02/64 (a)	100,000	87,278
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	122,859
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	96,393
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	147,525
4.40%, 06/15/28 (a)	300,000	295,190
2.90%, 12/15/29 (a)	150,000	133,005
1.80%, 01/15/31 (a)	200,000	159,442
6.15%, 12/15/40	95,000	104,233
5.05%, 04/27/45 (a)	100,000	97,423
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	98,972
3.50%, 11/15/27 (a)	100,000	93,267
4.40%, 03/15/29 (a)	100,000	96,969
3.50%, 11/15/51 (a)	100,000	76,576
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	91,117
1.70%, 08/01/27 (a)	150,000	130,635
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	223,288
3.90%, 06/15/32 (a)	200,000	196,282
3.60%, 03/01/35 (a)	100,000	92,762
4.50%, 05/15/36 (a)	150,000	150,192
4.07%, 12/15/42	200,000	186,286
3.80%, 03/01/45 (a)	150,000	132,776
4.70%, 05/15/46 (a)	250,000	252,790
2.80%, 06/15/50 (a)	250,000	186,725
4.09%, 09/15/52 (a)	188,000	174,942
4.15%, 06/15/53 (a)	150,000	140,226
4.30%, 06/15/62 (a)	150,000	139,668
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	99,839
3.45%, 06/01/27 (a)	50,000	47,722
3.50%, 12/15/27 (a)	50,000	47,836
2.50%, 03/15/30 (a)	100,000	84,546
2.40%, 07/15/31 (a)	200,000	164,874
4.25%, 12/15/47 (a)	100,000	84,119
3.20%, 07/15/51 (a)	150,000	105,600
Masco Corp.
2.00%, 10/01/30 (a)	250,000	198,680
4.50%, 05/15/47 (a)	100,000	85,051
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	142,600
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	500,000	487,355
3.20%, 02/01/27 (a)	100,000	96,192
3.25%, 01/15/28 (a)	400,000	380,108
4.40%, 05/01/30 (a)	150,000	150,144
5.15%, 05/01/40 (a)	100,000	102,095
5.05%, 11/15/40	100,000	100,474
4.75%, 06/01/43	150,000	145,473
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.03%, 10/15/47 (a)	400,000	353,980
5.25%, 05/01/50 (a)	100,000	105,459
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	141,901
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	84,961
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	189,078
2.29%, 04/05/27 (a)	100,000	91,271
2.57%, 02/15/30 (a)	250,000	215,750
3.11%, 02/15/40 (a)	225,000	173,392
3.36%, 02/15/50 (a)	125,000	93,458
Owens Corning
4.20%, 12/01/24 (a)	150,000	149,857
3.95%, 08/15/29 (a)	200,000	187,642
3.88%, 06/01/30 (a)	100,000	91,282
4.30%, 07/15/47 (a)	100,000	82,039
4.40%, 01/30/48 (a)	100,000	82,169
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	146,341
3.65%, 06/15/24	250,000	247,835
3.30%, 11/21/24 (a)	100,000	98,351
3.25%, 03/01/27 (a)	150,000	143,973
4.25%, 09/15/27 (a)	200,000	197,916
3.25%, 06/14/29 (a)	150,000	137,406
4.50%, 09/15/29 (a)	200,000	197,124
4.20%, 11/21/34 (a)	150,000	140,282
6.25%, 05/15/38	50,000	53,755
4.45%, 11/21/44 (a)	100,000	90,352
4.10%, 03/01/47 (a)	100,000	87,443
4.00%, 06/14/49 (a)	100,000	85,170
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	70,355
5.90%, 07/15/32 (a)	50,000	49,898
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	98,807
3.90%, 01/15/43 (a)	100,000	88,370
4.38%, 06/15/45 (a)	100,000	94,726
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	100,000	99,961
3.20%, 03/15/24 (a)	200,000	198,198
3.95%, 08/16/25 (a)	250,000	250,012
2.65%, 11/01/26 (a)	150,000	141,876
3.50%, 03/15/27 (a)	250,000	242,622
3.13%, 05/04/27 (a)	200,000	191,088
4.13%, 11/16/28 (a)	650,000	634,907
7.50%, 09/15/29	100,000	116,622
2.25%, 07/01/30 (a)	250,000	213,847
1.90%, 09/01/31 (a)	200,000	161,816
2.38%, 03/15/32 (a)	200,000	168,022
6.05%, 06/01/36	100,000	111,179
6.13%, 07/15/38	100,000	111,847
4.45%, 11/16/38 (a)	200,000	189,700
5.70%, 04/15/40	100,000	107,050
4.88%, 10/15/40 (d)	50,000	49,492
4.70%, 12/15/41	100,000	95,660
4.50%, 06/01/42	500,000	474,305
4.80%, 12/15/43 (a)	50,000	48,475
4.15%, 05/15/45 (a)	100,000	88,308
3.75%, 11/01/46 (a)	150,000	125,384
4.35%, 04/15/47 (a)	150,000	136,689
4.05%, 05/04/47 (a)	100,000	87,969
4.63%, 11/16/48 (a)	350,000	334,831
3.13%, 07/01/50 (a)	200,000	149,040
2.82%, 09/01/51 (a)	200,000	139,466
3.03%, 03/15/52 (a)	200,000	145,938

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
2.50%, 08/15/24 (a)	100,000	97,084
0.88%, 11/15/25 (a)	200,000	180,074
2.90%, 07/01/26 (a)	200,000	190,476
3.38%, 11/15/27 (a)	150,000	142,945
3.95%, 05/15/28 (a)	100,000	98,063
2.30%, 03/01/30 (a)	200,000	172,170
1.45%, 02/15/31 (a)	250,000	197,120
3.05%, 03/01/50 (a)	100,000	74,869
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	96,062
1.75%, 08/15/31 (a)	150,000	122,997
4.20%, 03/01/49 (a)	100,000	92,827
2.80%, 08/15/61 (a)	100,000	65,818
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	100,000	99,618
1.00%, 09/15/25 (a)	150,000	135,929
3.85%, 12/15/25 (a)	100,000	98,305
3.80%, 12/15/26 (a)	150,000	147,003
1.40%, 09/15/27 (a)	250,000	214,317
2.95%, 09/15/29 (a)	100,000	88,308
2.00%, 06/30/30 (a)	150,000	122,405
1.75%, 02/15/31 (a)	250,000	196,330
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	91,669
3.10%, 05/01/50 (a)	100,000	79,809
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	173,514
5.75%, 11/01/40 (a)	150,000	151,348
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	248,455
2.30%, 03/15/30 (a)	200,000	171,466
5.20%, 09/01/40	100,000	101,272
4.85%, 11/15/48 (a)	150,000	148,197
2.75%, 11/15/50 (a)	100,000	68,260
4.00%, 03/15/60 (a)(b)	100,000	91,778
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	500,000	433,730
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	98,118
3.38%, 03/01/28 (a)	100,000	92,376
3.00%, 06/01/30 (a)	100,000	86,861
2.45%, 03/15/31 (a)	250,000	204,205
The Boeing Co.
1.95%, 02/01/24	275,000	266,142
1.43%, 02/04/24 (a)	600,000	575,598
2.80%, 03/01/24 (a)	50,000	48,901
4.88%, 05/01/25 (a)	600,000	602,268
2.60%, 10/30/25 (a)	50,000	47,072
2.75%, 02/01/26 (a)	250,000	234,395
2.20%, 02/04/26 (a)	950,000	870,409
3.10%, 05/01/26 (a)	150,000	141,891
2.25%, 06/15/26 (a)	50,000	45,551
2.80%, 03/01/27 (a)	200,000	182,352
5.04%, 05/01/27 (a)	300,000	299,223
3.25%, 02/01/28 (a)	250,000	227,015
3.45%, 11/01/28 (a)	150,000	137,012
3.20%, 03/01/29 (a)	150,000	133,224
2.95%, 02/01/30 (a)	150,000	128,594
5.15%, 05/01/30 (a)	800,000	787,640
3.63%, 02/01/31 (a)	350,000	310,740
3.60%, 05/01/34 (a)	100,000	81,442
3.25%, 02/01/35 (a)	150,000	116,454
6.63%, 02/15/38	100,000	105,706
3.55%, 03/01/38 (a)	100,000	75,386
3.50%, 03/01/39 (a)	150,000	111,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 03/15/39	80,000	86,091
5.88%, 02/15/40	100,000	98,467
5.71%, 05/01/40 (a)	450,000	431,334
3.65%, 03/01/47 (a)	50,000	35,263
3.63%, 03/01/48 (a)	50,000	34,633
3.85%, 11/01/48 (a)	100,000	71,536
3.90%, 05/01/49 (a)	100,000	72,822
3.75%, 02/01/50 (a)	175,000	126,093
5.81%, 05/01/50 (a)	1,000,000	960,580
3.83%, 03/01/59 (a)	100,000	69,317
3.95%, 08/01/59 (a)	150,000	104,978
5.93%, 05/01/60 (a)	600,000	574,092
The Timken Co.
4.50%, 12/15/28 (a)	100,000	95,933
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	100,000	96,143
5.75%, 06/15/43	100,000	102,108
4.30%, 02/21/48 (a)	150,000	126,405
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	147,981
3.50%, 03/21/26 (a)	50,000	48,325
3.80%, 03/21/29 (a)	100,000	94,304
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	200,000	185,640
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	91,824
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	175,044
2.95%, 04/01/31 (a)	100,000	76,992
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	98,375
3.50%, 06/01/30 (a)	50,000	45,204
4.50%, 06/15/47 (a)	150,000	133,494
4.70%, 03/01/48 (a)	100,000	91,344
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	98,477
3.50%, 05/01/29 (a)	100,000	94,458
2.60%, 02/01/30 (a)	150,000	131,706
3.20%, 06/01/32 (a)	100,000	89,187
3.05%, 04/01/50 (a)	100,000	74,532
2.95%, 01/15/52 (a)	200,000	144,510
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	246,392
0.75%, 11/15/25 (a)	100,000	90,554
3.15%, 11/15/27 (a)	200,000	190,890
1.15%, 03/15/28 (a)	100,000	84,885
4.15%, 04/15/32 (a)	200,000	195,550
4.10%, 03/01/45 (a)	112,000	100,755
4.15%, 07/15/49 (a)	100,000	92,885
2.50%, 11/15/50 (a)	250,000	169,402
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	100,000	99,630
3.20%, 06/15/25 (a)	100,000	95,616
3.45%, 11/15/26 (a)	200,000	189,158
4.95%, 09/15/28 (a)(f)	250,000	243,230
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	95,126
4.60%, 06/15/45 (a)	100,000	97,019
4.20%, 05/15/47 (a)	200,000	183,292
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	95,691
1.95%, 01/30/28 (a)	100,000	88,045
2.25%, 01/30/31 (a)	150,000	125,741
		56,986,464

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	146,448
1.35%, 09/15/30 (a)	250,000	197,910
4.50%, 06/15/47 (a)	100,000	95,200
2.50%, 09/15/50 (a)	250,000	168,192
America Movil, S.A.B. de CV
3.63%, 04/22/29 (a)	200,000	189,226
2.88%, 05/07/30 (a)	200,000	177,392
6.38%, 03/01/35	200,000	226,452
6.13%, 03/30/40	430,000	471,903
4.38%, 07/16/42	200,000	180,200
4.38%, 04/22/49 (a)	200,000	183,680
American Tower Corp.
0.60%, 01/15/24	100,000	95,157
5.00%, 02/15/24	200,000	202,086
3.38%, 05/15/24 (a)	100,000	98,800
2.95%, 01/15/25 (a)	150,000	144,330
2.40%, 03/15/25 (a)	250,000	237,085
4.00%, 06/01/25 (a)	150,000	147,696
4.40%, 02/15/26 (a)	200,000	198,428
1.45%, 09/15/26 (a)	50,000	43,971
3.38%, 10/15/26 (a)	150,000	141,813
2.75%, 01/15/27 (a)	150,000	137,466
3.13%, 01/15/27 (a)	130,000	121,259
3.65%, 03/15/27 (a)	150,000	142,710
3.55%, 07/15/27 (a)	200,000	189,024
3.60%, 01/15/28 (a)	100,000	93,099
1.50%, 01/31/28 (a)	100,000	83,995
3.95%, 03/15/29 (a)	100,000	93,782
3.80%, 08/15/29 (a)	250,000	230,865
2.90%, 01/15/30 (a)	150,000	129,377
1.88%, 10/15/30 (a)	250,000	197,422
2.30%, 09/15/31 (a)	200,000	158,888
4.05%, 03/15/32 (a)	150,000	137,990
3.70%, 10/15/49 (a)	100,000	76,155
3.10%, 06/15/50 (a)	200,000	139,434
2.95%, 01/15/51 (a)	250,000	168,607
AT&T, Inc.
0.90%, 03/25/24 (a)	300,000	287,082
1.70%, 03/25/26 (a)	450,000	412,159
2.95%, 07/15/26 (a)	100,000	95,175
3.80%, 02/15/27 (a)	150,000	146,544
4.25%, 03/01/27 (a)	200,000	198,338
2.30%, 06/01/27 (a)	500,000	455,200
1.65%, 02/01/28 (a)	300,000	257,898
4.10%, 02/15/28 (a)	327,000	318,717
4.35%, 03/01/29 (a)	600,000	585,018
4.30%, 02/15/30 (a)	547,000	526,427
2.75%, 06/01/31 (a)	650,000	556,374
2.25%, 02/01/32 (a)	550,000	445,500
2.55%, 12/01/33 (a)	707,000	564,865
4.50%, 05/15/35 (a)	550,000	517,357
5.25%, 03/01/37 (a)	150,000	150,723
4.90%, 08/15/37 (a)	150,000	146,828
4.85%, 03/01/39 (a)	200,000	189,068
6.00%, 08/15/40 (a)	50,000	53,354
5.35%, 09/01/40	150,000	148,835
3.50%, 06/01/41 (a)	450,000	355,320
5.15%, 03/15/42	50,000	48,459
4.30%, 12/15/42 (a)	200,000	173,672
3.10%, 02/01/43 (a)	100,000	73,911
4.65%, 06/01/44 (a)	150,000	135,173
4.35%, 06/15/45 (a)	300,000	257,985
4.75%, 05/15/46 (a)	300,000	277,137
5.15%, 11/15/46 (a)	150,000	146,121
5.65%, 02/15/47 (a)	150,000	157,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 03/01/47 (a)	150,000	152,627
4.50%, 03/09/48 (a)	400,000	348,288
4.55%, 03/09/49 (a)	200,000	179,106
5.15%, 02/15/50 (a)	150,000	145,911
3.65%, 06/01/51 (a)	600,000	459,450
3.30%, 02/01/52 (a)	150,000	108,411
3.50%, 09/15/53 (a)	1,335,000	992,946
3.55%, 09/15/55 (a)	1,273,000	932,842
3.80%, 12/01/57 (a)	1,011,000	765,570
3.65%, 09/15/59 (a)	1,174,000	853,662
3.85%, 06/01/60 (a)	300,000	226,392
3.50%, 02/01/61 (a)	100,000	71,552
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	246,152
9.63%, 12/15/30 (f)	450,000	554,449
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	249,970
4.91%, 07/23/25 (a)	700,000	698,670
3.75%, 02/15/28 (a)	200,000	185,136
4.20%, 03/15/28 (a)	200,000	188,862
2.25%, 01/15/29 (a)	200,000	164,296
5.05%, 03/30/29 (a)	300,000	288,708
2.80%, 04/01/31 (a)	350,000	283,783
2.30%, 02/01/32 (a)	200,000	152,302
4.40%, 04/01/33 (a)	150,000	132,972
6.38%, 10/23/35 (a)	330,000	329,079
5.38%, 04/01/38 (a)	150,000	131,829
3.50%, 06/01/41 (a)	300,000	208,686
3.50%, 03/01/42 (a)	300,000	209,082
6.48%, 10/23/45 (a)	650,000	620,880
5.38%, 05/01/47 (a)	450,000	384,723
5.75%, 04/01/48 (a)	400,000	355,328
5.13%, 07/01/49 (a)	200,000	163,188
4.80%, 03/01/50 (a)	500,000	394,185
3.70%, 04/01/51 (a)	400,000	266,904
3.90%, 06/01/52 (a)	400,000	271,732
5.25%, 04/01/53 (a)	250,000	209,912
6.83%, 10/23/55 (a)	100,000	100,833
3.85%, 04/01/61 (a)	300,000	195,762
4.40%, 12/01/61 (a)	300,000	212,628
3.95%, 06/30/62 (a)	150,000	99,498
5.50%, 04/01/63 (a)	200,000	167,758
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	399,360
3.38%, 02/15/25 (a)	200,000	197,376
3.38%, 08/15/25 (a)	150,000	147,611
3.95%, 10/15/25 (a)	650,000	648,960
3.15%, 03/01/26 (a)	450,000	437,760
2.35%, 01/15/27 (a)	200,000	186,322
3.30%, 02/01/27 (a)	300,000	289,794
3.30%, 04/01/27 (a)	200,000	193,212
3.15%, 02/15/28 (a)	350,000	332,461
3.55%, 05/01/28 (a)	200,000	193,068
4.15%, 10/15/28 (a)	750,000	744,037
2.65%, 02/01/30 (a)	300,000	265,869
3.40%, 04/01/30 (a)	250,000	233,370
4.25%, 10/15/30 (a)	350,000	345,702
1.95%, 01/15/31 (a)	300,000	248,961
1.50%, 02/15/31 (a)	400,000	321,068
4.25%, 01/15/33	250,000	243,700
7.05%, 03/15/33	150,000	178,417
4.20%, 08/15/34 (a)	250,000	239,270
5.65%, 06/15/35	100,000	108,126
4.40%, 08/15/35 (a)	100,000	96,804
6.50%, 11/15/35	145,000	166,709
3.20%, 07/15/36 (a)	100,000	84,380

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 03/15/37	100,000	116,782
3.90%, 03/01/38 (a)	250,000	225,392
4.60%, 10/15/38 (a)	200,000	193,284
6.55%, 07/01/39	50,000	59,840
3.25%, 11/01/39 (a)	200,000	163,120
3.75%, 04/01/40 (a)	350,000	303,968
4.65%, 07/15/42	100,000	94,622
4.75%, 03/01/44	50,000	47,992
4.60%, 08/15/45 (a)	100,000	93,377
3.40%, 07/15/46 (a)	200,000	156,810
4.00%, 08/15/47 (a)	100,000	86,766
3.97%, 11/01/47 (a)	400,000	343,684
4.00%, 03/01/48 (a)	200,000	172,096
4.70%, 10/15/48 (a)	300,000	287,715
4.00%, 11/01/49 (a)	400,000	343,264
3.45%, 02/01/50 (a)	300,000	236,427
2.80%, 01/15/51 (a)	200,000	139,118
2.89%, 11/01/51 (a)	944,000	666,917
2.45%, 08/15/52 (a)	300,000	194,787
4.05%, 11/01/52 (a)	202,000	173,791
2.94%, 11/01/56 (a)	1,151,000	787,342
4.95%, 10/15/58 (a)	200,000	196,678
2.65%, 08/15/62 (a)	200,000	126,172
2.99%, 11/01/63 (a)	689,000	462,181
Crown Castle International Corp.
3.20%, 09/01/24 (a)	200,000	196,866
1.35%, 07/15/25 (a)	200,000	183,526
4.45%, 02/15/26 (a)	195,000	194,161
3.70%, 06/15/26 (a)	100,000	96,882
1.05%, 07/15/26 (a)	150,000	131,576
3.65%, 09/01/27 (a)	200,000	190,346
3.80%, 02/15/28 (a)	150,000	141,705
4.30%, 02/15/29 (a)	100,000	96,153
3.10%, 11/15/29 (a)	100,000	88,495
3.30%, 07/01/30 (a)	200,000	177,664
2.25%, 01/15/31 (a)	200,000	162,284
2.10%, 04/01/31 (a)	200,000	159,338
2.50%, 07/15/31 (a)	150,000	123,344
2.90%, 04/01/41 (a)	250,000	180,745
4.75%, 05/15/47 (a)	100,000	90,494
5.20%, 02/15/49 (a)	50,000	47,529
4.15%, 07/01/50 (a)	50,000	41,611
3.25%, 01/15/51 (a)	200,000	142,450
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	600,000	740,340
9.25%, 06/01/32	150,000	197,952
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	247,432
3.90%, 11/15/24 (a)	50,000	49,010
3.95%, 06/15/25 (a)	250,000	244,470
4.90%, 03/11/26 (a)	100,000	99,996
3.95%, 03/20/28 (a)	250,000	229,697
4.13%, 05/15/29 (a)	150,000	137,060
3.63%, 05/15/30 (a)	250,000	218,647
5.00%, 09/20/37 (a)	150,000	131,322
4.88%, 04/01/43	50,000	40,156
5.20%, 09/20/47 (a)	260,000	212,612
5.30%, 05/15/49 (a)	150,000	124,652
4.65%, 05/15/50 (a)	200,000	152,474
4.00%, 09/15/55 (a)	357,000	236,766
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	200,000	146,264
Fox Corp.
4.03%, 01/25/24 (a)	250,000	249,302
3.05%, 04/07/25 (a)	100,000	96,778
4.71%, 01/25/29 (a)	200,000	198,238
3.50%, 04/08/30 (a)	100,000	90,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.48%, 01/25/39 (a)	300,000	294,018
5.58%, 01/25/49 (a)	250,000	244,137
Grupo Televisa S.A.B.
6.63%, 01/15/40	200,000	215,404
5.00%, 05/13/45 (a)	300,000	278,904
5.25%, 05/24/49 (a)	200,000	196,024
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	116,637
Magallanes, Inc.
3.53%, 03/15/24 (a)(d)	200,000	195,234
3.64%, 03/15/25 (d)	500,000	483,170
3.76%, 03/15/27 (a)(d)	700,000	654,129
4.05%, 03/15/29 (a)(d)	350,000	318,531
4.28%, 03/15/32 (a)(d)	800,000	695,416
5.05%, 03/15/42 (a)(d)	900,000	736,470
5.14%, 03/15/52 (a)(d)	1,200,000	967,068
5.39%, 03/15/62 (a)(d)	450,000	362,106
Meta Platforms, Inc.
3.50%, 08/15/27 (a)(d)	450,000	436,099
3.85%, 08/15/32 (a)(d)	500,000	470,355
4.45%, 08/15/52 (a)(d)	450,000	410,134
4.65%, 08/15/62 (a)(d)	250,000	225,855
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	111,314
4.45%, 01/15/43	130,000	119,750
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	84,241
4.20%, 06/01/30 (a)	100,000	95,345
2.60%, 08/01/31 (a)	200,000	167,160
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	128,769
3.60%, 04/15/26 (a)	250,000	244,627
Orange S.A.
9.00%, 03/01/31	400,000	513,144
5.38%, 01/13/42	150,000	155,948
5.50%, 02/06/44 (a)	150,000	158,650
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(d)	200,000	193,710
3.63%, 12/15/25 (a)	150,000	145,344
2.90%, 11/15/26 (a)	150,000	141,129
3.20%, 03/15/27 (a)(d)	250,000	238,117
3.80%, 03/15/32 (a)(d)	400,000	365,004
7.50%, 08/15/38	50,000	60,135
4.50%, 03/15/42 (a)(d)	150,000	133,161
4.50%, 03/15/43 (a)	100,000	86,351
5.45%, 10/01/43 (a)	100,000	98,167
5.00%, 03/15/44 (a)	180,000	165,987
4.30%, 02/15/48 (a)	100,000	83,488
4.35%, 05/01/49 (a)	250,000	211,077
3.70%, 11/15/49 (a)	150,000	114,806
4.55%, 03/15/52 (a)(d)	400,000	353,692
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	150,000	147,041
3.70%, 04/14/27 (a)	150,000	144,476
TCI Communications, Inc.
7.13%, 02/15/28	30,000	33,890
Telefonica Emisiones S.A.
4.10%, 03/08/27	450,000	436,977
7.05%, 06/20/36	365,000	400,850
4.67%, 03/06/38	150,000	130,112
5.21%, 03/08/47	500,000	432,035
4.90%, 03/06/48	150,000	124,799
5.52%, 03/01/49 (a)	300,000	269,406
Telefonica Europe BV
8.25%, 09/15/30	100,000	117,004

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	341,096
4.60%, 11/16/48 (a)	100,000	93,473
4.30%, 06/15/49 (a)	150,000	134,504
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	95,120
2.15%, 02/15/32 (a)	100,000	81,626
4.46%, 04/01/48 (a)	200,000	183,552
4.30%, 07/29/49 (a)	100,000	88,953
3.65%, 03/17/51 (a)	100,000	79,158
3.20%, 02/15/52 (a)	50,000	36,653
3.65%, 08/15/52 (a)	150,000	119,057
The Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	97,384
4.75%, 03/30/30 (a)	150,000	144,216
2.40%, 03/01/31 (a)	100,000	80,012
3.38%, 03/01/41 (a)	100,000	72,046
5.40%, 10/01/48 (a)	100,000	96,489
The Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	144,128
3.70%, 09/15/24 (a)	150,000	149,481
3.35%, 03/24/25	250,000	246,555
3.70%, 10/15/25 (a)	200,000	198,716
1.75%, 01/13/26	100,000	93,170
3.70%, 03/23/27	250,000	247,040
2.20%, 01/13/28	200,000	182,094
2.00%, 09/01/29 (a)	450,000	389,403
3.80%, 03/22/30	200,000	193,364
2.65%, 01/13/31	500,000	443,685
6.55%, 03/15/33	100,000	116,039
6.20%, 12/15/34	150,000	170,091
6.40%, 12/15/35	230,000	265,526
6.15%, 03/01/37	50,000	56,609
6.65%, 11/15/37	200,000	239,124
4.63%, 03/23/40 (a)	200,000	196,692
3.50%, 05/13/40 (a)	350,000	299,383
5.40%, 10/01/43	50,000	53,437
4.75%, 09/15/44 (a)	150,000	147,389
4.95%, 10/15/45 (a)	100,000	99,804
4.75%, 11/15/46 (a)	100,000	99,447
2.75%, 09/01/49 (a)	350,000	251,891
4.70%, 03/23/50 (a)	300,000	300,162
3.60%, 01/13/51 (a)	450,000	377,469
3.80%, 05/13/60 (a)	300,000	252,702
Time Warner Cable LLC
6.55%, 05/01/37	150,000	147,974
7.30%, 07/01/38	300,000	309,591
6.75%, 06/15/39	250,000	244,470
5.88%, 11/15/40 (a)	224,000	201,840
5.50%, 09/01/41 (a)	250,000	216,442
4.50%, 09/15/42 (a)	200,000	151,688
Time Warner Entertainment Co. LP
8.38%, 07/15/33	200,000	230,118
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	488,645
1.50%, 02/15/26 (a)	250,000	225,432
2.25%, 02/15/26 (a)	300,000	275,748
2.63%, 04/15/26 (a)	250,000	231,992
3.75%, 04/15/27 (a)	750,000	719,670
4.75%, 02/01/28 (a)	300,000	293,529
2.05%, 02/15/28 (a)	400,000	347,584
3.38%, 04/15/29 (a)	400,000	360,232
3.88%, 04/15/30 (a)	1,300,000	1,202,396
2.55%, 02/15/31 (a)	500,000	416,865
2.88%, 02/15/31 (a)	200,000	169,176
3.50%, 04/15/31 (a)	400,000	353,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 11/15/31 (a)	100,000	80,509
2.70%, 03/15/32 (a)	200,000	166,712
4.38%, 04/15/40 (a)	400,000	353,688
3.00%, 02/15/41 (a)	450,000	328,167
4.50%, 04/15/50 (a)	500,000	436,620
3.30%, 02/15/51 (a)	550,000	394,795
3.40%, 10/15/52 (a)	550,000	399,195
3.60%, 11/15/60 (a)	350,000	252,581
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	350,000	339,115
1.85%, 07/30/26	150,000	138,281
2.95%, 06/15/27 (c)	200,000	192,130
4.38%, 08/16/41	100,000	95,364
4.13%, 12/01/41	150,000	137,381
4.13%, 06/01/44	250,000	229,515
3.00%, 07/30/46	100,000	76,423
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	190,932
3.50%, 11/01/24 (a)	130,000	128,838
3.38%, 02/15/25	250,000	246,760
0.85%, 11/20/25 (a)	300,000	270,561
1.45%, 03/20/26 (a)	200,000	182,476
2.63%, 08/15/26	400,000	377,312
4.13%, 03/16/27	650,000	646,210
3.00%, 03/22/27 (a)	150,000	142,217
2.10%, 03/22/28 (a)	500,000	442,410
4.33%, 09/21/28	800,000	789,408
3.88%, 02/08/29 (a)	200,000	192,360
4.02%, 12/03/29 (a)	800,000	767,944
3.15%, 03/22/30 (a)	250,000	224,527
1.50%, 09/18/30 (a)	250,000	199,170
1.68%, 10/30/30 (a)	117,000	93,052
7.75%, 12/01/30	52,000	62,006
1.75%, 01/20/31 (a)	500,000	398,000
2.55%, 03/21/31 (a)	800,000	676,936
2.36%, 03/15/32 (a)	863,000	708,299
4.50%, 08/10/33	400,000	386,308
4.40%, 11/01/34 (a)	330,000	312,728
4.27%, 01/15/36	305,000	283,135
5.25%, 03/16/37	200,000	204,124
4.81%, 03/15/39	200,000	195,270
2.65%, 11/20/40 (a)	500,000	361,455
3.40%, 03/22/41 (a)	750,000	604,770
2.85%, 09/03/41 (a)	250,000	185,627
3.85%, 11/01/42 (a)	200,000	168,990
6.55%, 09/15/43	100,000	120,283
4.13%, 08/15/46	200,000	177,244
4.86%, 08/21/46	400,000	392,240
4.52%, 09/15/48	250,000	233,707
5.01%, 04/15/49	150,000	149,273
4.00%, 03/22/50 (a)	150,000	128,060
2.88%, 11/20/50 (a)	500,000	344,480
3.55%, 03/22/51 (a)	850,000	668,984
3.88%, 03/01/52 (a)	150,000	124,688
5.01%, 08/21/54	100,000	100,489
4.67%, 03/15/55	200,000	189,304
2.99%, 10/30/56 (a)	650,000	438,360
3.00%, 11/20/60 (a)	350,000	233,702
3.70%, 03/22/61 (a)	600,000	463,554
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	89,000	89,700
2.90%, 01/15/27 (a)	150,000	139,391
3.38%, 02/15/28 (a)	250,000	233,610
4.20%, 06/01/29 (a)	150,000	142,305
7.88%, 07/30/30	50,000	56,318
4.95%, 01/15/31 (a)	200,000	189,896
4.20%, 05/19/32 (a)	150,000	132,078

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 04/30/36	250,000	258,975
5.90%, 10/15/40 (a)	100,000	92,200
4.38%, 03/15/43	250,000	188,667
5.85%, 09/01/43 (a)	250,000	227,502
5.25%, 04/01/44 (a)	100,000	85,163
4.90%, 08/15/44 (a)	95,000	76,226
4.60%, 01/15/45 (a)	130,000	100,402
4.95%, 05/19/50 (a)	200,000	163,952
Vodafone Group PLC
3.75%, 01/16/24	200,000	200,198
4.13%, 05/30/25	250,000	249,207
4.38%, 05/30/28	500,000	494,440
7.88%, 02/15/30	150,000	174,549
6.15%, 02/27/37	300,000	315,534
5.00%, 05/30/38	200,000	189,912
4.38%, 02/19/43	250,000	215,042
5.25%, 05/30/48	450,000	420,849
4.88%, 06/19/49	350,000	311,762
4.25%, 09/17/50	250,000	204,690
5.13%, 06/19/59	100,000	91,242
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	193,338
3.38%, 07/08/30 (a)	200,000	158,432
WPP Finance 2010
3.75%, 09/19/24	100,000	98,517
		93,664,398
Consumer Cyclical 1.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	128,196
3.90%, 04/15/30 (a)	100,000	90,592
3.50%, 03/15/32 (a)	50,000	42,575
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	200,000	197,226
3.40%, 12/06/27 (a)	300,000	283,458
2.13%, 02/09/31 (a)	200,000	166,346
4.50%, 11/28/34 (a)	250,000	228,887
4.00%, 12/06/37 (a)	200,000	168,038
2.70%, 02/09/41 (a)	250,000	169,947
4.20%, 12/06/47 (a)	200,000	161,298
3.15%, 02/09/51 (a)	300,000	199,521
4.40%, 12/06/57 (a)	200,000	160,324
3.25%, 02/09/61 (a)	200,000	129,676
Amazon.com, Inc.
0.45%, 05/12/24	500,000	474,545
2.80%, 08/22/24 (a)	400,000	395,184
3.80%, 12/05/24 (a)	195,000	196,069
0.80%, 06/03/25 (a)	250,000	231,325
5.20%, 12/03/25 (a)	100,000	104,084
1.00%, 05/12/26 (a)	500,000	453,155
3.30%, 04/13/27 (a)	400,000	390,956
1.20%, 06/03/27 (a)	300,000	267,048
3.15%, 08/22/27 (a)	650,000	628,251
1.65%, 05/12/28 (a)	450,000	399,267
3.45%, 04/13/29 (a)	250,000	241,805
1.50%, 06/03/30 (a)	400,000	332,444
2.10%, 05/12/31 (a)	600,000	515,628
3.60%, 04/13/32 (a)	500,000	481,005
4.80%, 12/05/34 (a)	150,000	158,132
3.88%, 08/22/37 (a)	500,000	469,400
2.88%, 05/12/41 (a)	400,000	320,072
4.95%, 12/05/44 (a)	280,000	292,802
4.05%, 08/22/47 (a)	600,000	557,826
2.50%, 06/03/50 (a)	400,000	279,060
3.10%, 05/12/51 (a)	500,000	391,825
3.95%, 04/13/52 (a)	450,000	409,887
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 08/22/57 (a)	450,000	425,695
2.70%, 06/03/60 (a)	400,000	268,304
3.25%, 05/12/61 (a)	300,000	228,651
4.10%, 04/13/62 (a)	250,000	226,620
American Honda Finance Corp.
0.65%, 09/08/23	150,000	145,614
2.90%, 02/16/24	290,000	286,343
0.75%, 08/09/24	200,000	188,630
2.15%, 09/10/24	250,000	241,862
1.50%, 01/13/25	250,000	236,685
1.20%, 07/08/25	250,000	231,795
1.00%, 09/10/25	250,000	228,737
2.30%, 09/09/26	200,000	186,782
2.35%, 01/08/27	50,000	46,374
3.50%, 02/15/28	100,000	96,374
2.00%, 03/24/28	250,000	222,207
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	141,122
3.25%, 03/01/32 (a)	200,000	168,814
5.40%, 03/15/49 (a)	100,000	88,823
3.10%, 12/01/51 (a)	250,000	157,003
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/52 (a)	200,000	148,356
AutoNation, Inc.
3.50%, 11/15/24 (a)	150,000	146,613
4.75%, 06/01/30 (a)	100,000	93,853
2.40%, 08/01/31 (a)	100,000	76,897
3.85%, 03/01/32 (a)	150,000	128,997
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	194,572
3.75%, 04/18/29 (a)	150,000	141,519
4.00%, 04/15/30 (a)	150,000	142,773
1.65%, 01/15/31 (a)	150,000	118,230
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	98,209
1.95%, 10/01/30 (a)	150,000	120,152
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	101,237
3.88%, 08/15/30 (a)	250,000	227,237
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	147,779
4.63%, 04/13/30 (a)	450,000	452,596
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	98,336
2.65%, 07/01/27 (a)	250,000	227,725
4.38%, 03/15/45 (a)	100,000	80,952
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	100,783
2.50%, 04/01/31 (a)	100,000	80,343
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	88,904
3.70%, 01/15/31 (a)	100,000	87,435
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	197,990
3.00%, 05/18/27 (a)	300,000	291,810
1.38%, 06/20/27 (a)	250,000	224,670
1.60%, 04/20/30 (a)	100,000	84,456
1.75%, 04/20/32 (a)	200,000	164,850
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	137,697
1.50%, 09/01/30 (a)	250,000	203,987
4.88%, 10/01/43 (a)	50,000	50,514
2.60%, 09/01/50 (a)	150,000	104,607

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
D.R. Horton, Inc.
2.60%, 10/15/25 (a)	175,000	164,812
1.40%, 10/15/27 (a)	150,000	125,777
Daimler Finance North America LLC
8.50%, 01/18/31	350,000	443,093
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,682
4.55%, 02/15/48 (a)	50,000	40,761
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	79,168
4.10%, 01/15/52 (a)	200,000	134,156
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	196,704
4.13%, 05/01/28 (a)	100,000	98,452
3.50%, 04/03/30 (a)	200,000	184,626
4.13%, 04/03/50 (a)	100,000	84,444
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	300,000	297,156
4.20%, 05/15/28 (a)	250,000	243,865
2.65%, 12/01/31 (a)	100,000	83,405
3.38%, 12/01/51 (a)	100,000	71,232
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	197,886
1.90%, 03/11/25 (a)	150,000	141,755
1.40%, 05/10/26 (a)	100,000	90,385
3.60%, 06/05/27 (a)	150,000	145,038
2.70%, 03/11/30 (a)	100,000	86,377
2.60%, 05/10/31 (a)	150,000	124,596
4.00%, 07/15/42 (a)	150,000	124,815
3.65%, 05/10/51 (a)	200,000	150,384
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	200,546
3.80%, 02/15/28 (a)	200,000	186,250
3.25%, 02/15/30 (a)	200,000	173,688
2.95%, 03/15/31 (a)	250,000	208,077
General Motors Co.
4.88%, 10/02/23	312,000	313,585
5.40%, 10/02/23	250,000	252,570
6.13%, 10/01/25 (a)	450,000	463,648
4.20%, 10/01/27 (a)	150,000	144,231
6.80%, 10/01/27 (a)	300,000	318,435
5.00%, 10/01/28 (a)	250,000	243,012
5.00%, 04/01/35	100,000	90,059
6.60%, 04/01/36 (a)	300,000	304,326
5.15%, 04/01/38 (a)	250,000	220,445
6.25%, 10/02/43	250,000	239,702
5.20%, 04/01/45	250,000	212,437
6.75%, 04/01/46 (a)	100,000	100,446
5.40%, 04/01/48 (a)	75,000	66,071
5.95%, 04/01/49 (a)	200,000	185,998
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	200,000	201,838
1.05%, 03/08/24	250,000	237,477
3.95%, 04/13/24 (a)	150,000	148,908
1.20%, 10/15/24	150,000	140,267
3.50%, 11/07/24 (a)	150,000	147,030
4.00%, 01/15/25 (a)	100,000	98,744
2.90%, 02/26/25 (a)	200,000	191,482
3.80%, 04/07/25	250,000	243,805
4.35%, 04/09/25 (a)	150,000	148,316
2.75%, 06/20/25 (a)	250,000	236,530
4.30%, 07/13/25 (a)	200,000	197,308
1.25%, 01/08/26 (a)	200,000	176,582
5.25%, 03/01/26 (a)	250,000	251,625
1.50%, 06/10/26 (a)	250,000	219,695
4.35%, 01/17/27 (a)	200,000	193,132
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 02/26/27 (a)	150,000	133,224
5.00%, 04/09/27 (a)	300,000	295,920
2.70%, 08/20/27 (a)	200,000	177,866
3.85%, 01/05/28 (a)	150,000	137,951
2.40%, 10/15/28 (a)	250,000	208,252
5.65%, 01/17/29 (a)	100,000	99,789
4.30%, 04/06/29 (a)	250,000	230,862
3.60%, 06/21/30 (a)	300,000	259,749
2.35%, 01/08/31 (a)	200,000	155,166
2.70%, 06/10/31 (a)	200,000	158,384
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	99,116
2.75%, 02/01/32 (a)	150,000	124,548
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	250,127
5.25%, 06/01/25 (a)	100,000	98,859
5.38%, 04/15/26 (a)	150,000	147,798
5.75%, 06/01/28 (a)	100,000	99,357
5.30%, 01/15/29 (a)	100,000	96,961
4.00%, 01/15/30 (a)	100,000	87,768
4.00%, 01/15/31 (a)	400,000	348,596
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	96,669
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	74,480
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	186,996
2.97%, 03/10/32 (a)	150,000	135,087
Hyatt Hotels Corp.
5.63%, 04/23/25 (a)	100,000	101,145
4.38%, 09/15/28 (a)	150,000	142,338
6.00%, 04/23/30 (a)	150,000	153,444
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	155,828
Kohl's Corp.
3.38%, 05/01/31 (a)	100,000	72,056
5.55%, 07/17/45 (a)	100,000	70,722
Lear Corp.
3.80%, 09/15/27 (a)	50,000	47,267
4.25%, 05/15/29 (a)	50,000	46,026
3.50%, 05/30/30 (a)	50,000	43,508
2.60%, 01/15/32 (a)	100,000	77,917
5.25%, 05/15/49 (a)	150,000	130,442
3.55%, 01/15/52 (a)	100,000	65,652
Lennar Corp.
4.75%, 05/30/25 (a)	350,000	352,835
4.75%, 11/29/27 (a)	250,000	244,262
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	100,081
3.13%, 09/15/24 (a)	100,000	98,527
3.38%, 09/15/25 (a)	274,000	268,641
2.50%, 04/15/26 (a)	200,000	190,366
3.35%, 04/01/27 (a)	200,000	192,822
3.10%, 05/03/27 (a)	250,000	237,952
1.30%, 04/15/28 (a)	250,000	212,255
3.65%, 04/05/29 (a)	400,000	378,788
4.50%, 04/15/30 (a)	200,000	198,274
1.70%, 10/15/30 (a)	250,000	200,680
2.63%, 04/01/31 (a)	350,000	300,401
3.75%, 04/01/32 (a)	300,000	277,566
5.00%, 04/15/40 (a)	100,000	97,187
2.80%, 09/15/41 (a)	200,000	142,576
4.65%, 04/15/42 (a)	95,000	87,615
4.38%, 09/15/45 (a)	100,000	86,503
3.70%, 04/15/46 (a)	150,000	119,312

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 05/03/47 (a)	250,000	208,357
4.55%, 04/05/49 (a)	100,000	89,328
5.13%, 04/15/50 (a)	100,000	97,923
3.00%, 10/15/50 (a)	200,000	137,536
3.50%, 04/01/51 (a)	50,000	37,881
4.25%, 04/01/52 (a)	300,000	256,425
4.45%, 04/01/62 (a)	250,000	211,472
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	198,674
2.45%, 06/15/30 (a)	200,000	171,184
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	325,149
5.75%, 05/01/25 (a)	300,000	309,615
3.13%, 06/15/26 (a)	150,000	142,746
4.00%, 04/15/28 (a)	100,000	95,142
4.63%, 06/15/30 (a)	200,000	191,316
3.50%, 10/15/32 (a)	350,000	300,713
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	147,456
3.30%, 07/01/25 (a)	100,000	98,209
1.45%, 09/01/25 (a)	150,000	139,610
3.70%, 01/30/26 (a)	330,000	327,020
3.50%, 03/01/27 (a)	200,000	195,952
3.50%, 07/01/27 (a)	200,000	194,094
3.80%, 04/01/28 (a)	250,000	245,420
2.63%, 09/01/29 (a)	100,000	90,057
2.13%, 03/01/30 (a)	150,000	129,020
3.60%, 07/01/30 (a)	150,000	142,511
4.70%, 12/09/35 (a)	100,000	99,593
6.30%, 10/15/37	200,000	226,502
6.30%, 03/01/38	200,000	228,506
4.88%, 07/15/40	100,000	98,202
3.70%, 02/15/42	100,000	83,753
4.60%, 05/26/45 (a)	100,000	93,778
4.88%, 12/09/45 (a)	320,000	312,403
4.45%, 03/01/47 (a)	100,000	92,717
4.45%, 09/01/48 (a)	200,000	185,428
3.63%, 09/01/49 (a)	300,000	243,543
4.20%, 04/01/50 (a)	100,000	89,175
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	107,918
6.00%, 01/15/43 (a)	150,000	123,099
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	145,314
2.38%, 11/01/26 (a)	100,000	94,944
2.75%, 03/27/27 (a)	350,000	335,079
2.85%, 03/27/30 (a)	350,000	321,583
3.25%, 03/27/40 (a)	300,000	255,036
3.38%, 11/01/46 (a)	330,000	277,523
3.38%, 03/27/50 (a)	200,000	167,798
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	171,610
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	144,738
4.35%, 06/01/28 (a)	200,000	198,064
4.20%, 04/01/30 (a)	100,000	96,258
1.75%, 03/15/31 (a)	150,000	119,357
PACCAR Financial Corp.
0.35%, 02/02/24	100,000	95,380
0.50%, 08/09/24	250,000	234,690
1.80%, 02/06/25	200,000	190,846
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	151,971
7.88%, 06/15/32	200,000	223,470
PVH Corp.
4.63%, 07/10/25 (a)(d)	250,000	248,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	133,854
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	221,352
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	298,269
2.45%, 06/15/26 (a)	150,000	142,239
2.00%, 03/12/27 (a)	200,000	182,502
4.00%, 11/15/28 (a)	150,000	147,279
3.55%, 08/15/29 (a)	200,000	188,408
2.25%, 03/12/30 (a)	100,000	85,012
2.55%, 11/15/30 (a)	195,000	167,207
3.00%, 02/14/32 (a)	200,000	175,228
3.75%, 12/01/47 (a)	150,000	121,986
4.50%, 11/15/48 (a)	300,000	272,619
4.45%, 08/15/49 (a)	150,000	134,426
3.35%, 03/12/50 (a)	100,000	75,097
3.50%, 11/15/50 (a)	200,000	154,256
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	150,102
4.13%, 07/15/27 (a)	100,000	95,880
Target Corp.
3.50%, 07/01/24	263,000	262,695
2.25%, 04/15/25 (a)	300,000	288,411
2.50%, 04/15/26	200,000	191,952
3.38%, 04/15/29 (a)	150,000	144,237
2.35%, 02/15/30 (a)	250,000	220,365
2.65%, 09/15/30 (a)	350,000	312,648
4.00%, 07/01/42	75,000	69,498
3.90%, 11/15/47 (a)	400,000	356,100
2.95%, 01/15/52 (a)	200,000	151,060
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	70,128
The Home Depot, Inc.
3.75%, 02/15/24 (a)	195,000	195,435
3.35%, 09/15/25 (a)	400,000	396,112
3.00%, 04/01/26 (a)	150,000	145,941
2.13%, 09/15/26 (a)	200,000	187,570
2.50%, 04/15/27 (a)	200,000	188,954
2.80%, 09/14/27 (a)	150,000	142,608
3.90%, 12/06/28 (a)	300,000	297,486
2.95%, 06/15/29 (a)	350,000	325,794
2.70%, 04/15/30 (a)	200,000	180,384
1.38%, 03/15/31 (a)	250,000	200,792
1.88%, 09/15/31 (a)	250,000	207,017
3.25%, 04/15/32 (a)	250,000	231,367
5.88%, 12/16/36	605,000	680,274
3.30%, 04/15/40 (a)	200,000	167,998
5.40%, 09/15/40 (a)	100,000	106,980
4.20%, 04/01/43 (a)	230,000	212,221
4.88%, 02/15/44 (a)	195,000	195,737
4.40%, 03/15/45 (a)	150,000	141,930
4.25%, 04/01/46 (a)	350,000	324,849
3.90%, 06/15/47 (a)	200,000	177,176
4.50%, 12/06/48 (a)	300,000	290,079
3.13%, 12/15/49 (a)	200,000	153,990
3.35%, 04/15/50 (a)	250,000	200,117
2.38%, 03/15/51 (a)	250,000	165,727
2.75%, 09/15/51 (a)	150,000	107,570
3.63%, 04/15/52 (a)	300,000	251,931
3.50%, 09/15/56 (a)	150,000	120,225
The Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	107,307
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	188,546
1.15%, 05/15/28 (a)	150,000	127,959

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 04/15/30 (a)	250,000	243,425
1.60%, 05/15/31 (a)	100,000	80,557
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	184,284
Toyota Motor Corp.
0.68%, 03/25/24 (a)	250,000	238,560
2.36%, 07/02/24	100,000	97,654
1.34%, 03/25/26 (a)	200,000	183,232
3.67%, 07/20/28	150,000	147,359
Toyota Motor Credit Corp.
3.45%, 09/20/23	100,000	99,790
3.35%, 01/08/24	150,000	149,448
0.45%, 01/11/24	250,000	239,450
2.50%, 03/22/24	250,000	245,605
2.90%, 04/17/24	200,000	197,550
0.50%, 06/18/24	100,000	94,515
0.63%, 09/13/24	200,000	187,932
2.00%, 10/07/24	100,000	96,486
1.45%, 01/13/25	150,000	141,848
1.80%, 02/13/25	400,000	380,588
3.00%, 04/01/25	300,000	293,448
3.95%, 06/30/25	250,000	249,812
0.80%, 10/16/25	250,000	227,532
0.80%, 01/09/26	150,000	135,744
1.13%, 06/18/26	250,000	226,220
3.20%, 01/11/27	150,000	145,266
1.15%, 08/13/27	450,000	392,188
3.65%, 01/08/29	150,000	145,400
2.15%, 02/13/30	100,000	86,787
3.38%, 04/01/30	200,000	189,050
1.90%, 09/12/31	300,000	248,610
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	99,009
VF Corp.
2.40%, 04/23/25 (a)	250,000	238,770
2.95%, 04/23/30 (a)	200,000	174,234
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	240,515
4.95%, 02/15/30 (a)	200,000	191,622
5.13%, 05/15/32 (a)	200,000	190,776
5.63%, 05/15/52 (a)	150,000	139,028
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	430,000	427,661
3.45%, 06/01/26 (a)	300,000	291,084
3.20%, 04/15/30 (a)	150,000	133,901
4.80%, 11/18/44 (a)	250,000	221,782
4.10%, 04/15/50 (a)	150,000	119,121
Walmart, Inc.
3.30%, 04/22/24 (a)	250,000	249,060
2.85%, 07/08/24 (a)	250,000	246,642
2.65%, 12/15/24 (a)	200,000	196,506
3.55%, 06/26/25 (a)	250,000	250,100
3.05%, 07/08/26 (a)	200,000	197,758
1.05%, 09/17/26 (a)	200,000	181,376
3.70%, 06/26/28 (a)	300,000	296,088
1.50%, 09/22/28 (a)	200,000	174,842
2.38%, 09/24/29 (a)	100,000	90,077
1.80%, 09/22/31 (a)	250,000	211,000
5.25%, 09/01/35	250,000	276,187
6.50%, 08/15/37	150,000	187,110
6.20%, 04/15/38	100,000	121,186
3.95%, 06/28/38 (a)	100,000	96,934
5.63%, 04/01/40	100,000	115,891
5.00%, 10/25/40	150,000	159,458
5.63%, 04/15/41	100,000	114,319
4.30%, 04/22/44 (a)	100,000	96,755
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 12/15/47 (a)	50,000	44,802
4.05%, 06/29/48 (a)	500,000	480,370
2.95%, 09/24/49 (a)	150,000	120,671
2.65%, 09/22/51 (a)	250,000	188,215
		70,338,824
Consumer Non-Cyclical 3.6%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	199,600
2.95%, 03/15/25 (a)	250,000	245,967
3.75%, 11/30/26 (a)	200,000	200,554
1.15%, 01/30/28 (a)	50,000	43,730
1.40%, 06/30/30 (a)	200,000	165,782
4.75%, 11/30/36 (a)	350,000	368,728
6.15%, 11/30/37	150,000	178,150
5.30%, 05/27/40	100,000	108,380
4.75%, 04/15/43 (a)	150,000	152,088
4.90%, 11/30/46 (a)	626,000	660,367
AbbVie, Inc.
3.75%, 11/14/23 (a)	150,000	149,766
3.85%, 06/15/24 (a)	150,000	149,308
2.60%, 11/21/24 (a)	775,000	749,200
3.80%, 03/15/25 (a)	600,000	592,440
3.60%, 05/14/25 (a)	600,000	589,776
3.20%, 05/14/26 (a)	350,000	335,191
2.95%, 11/21/26 (a)	800,000	755,536
4.25%, 11/14/28 (a)	300,000	295,122
3.20%, 11/21/29 (a)	800,000	731,848
4.55%, 03/15/35 (a)	350,000	335,919
4.50%, 05/14/35 (a)	400,000	381,064
4.30%, 05/14/36 (a)	250,000	233,642
4.05%, 11/21/39 (a)	700,000	617,974
4.63%, 10/01/42 (a)	100,000	92,314
4.40%, 11/06/42	450,000	407,610
4.85%, 06/15/44 (a)	150,000	142,856
4.75%, 03/15/45 (a)	111,000	104,007
4.70%, 05/14/45 (a)	500,000	467,875
4.45%, 05/14/46 (a)	400,000	363,308
4.88%, 11/14/48 (a)	300,000	289,740
4.25%, 11/21/49 (a)	1,000,000	881,140
Adventist Health System
3.63%, 03/01/49 (a)	100,000	77,602
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,089
4.27%, 08/15/48 (a)	150,000	139,536
3.39%, 10/15/49 (a)	100,000	80,707
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	131,733
2.10%, 06/04/30 (a)	100,000	82,628
2.30%, 03/12/31 (a)	200,000	164,938
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	82,278
AHS Hospital Corp.
5.02%, 07/01/45	50,000	51,560
2.78%, 07/01/51 (a)	100,000	70,538
Allina Health System
3.89%, 04/15/49	100,000	87,132
Altria Group, Inc.
4.00%, 01/31/24	200,000	200,130
2.35%, 05/06/25 (a)	170,000	161,818
4.40%, 02/14/26 (a)	200,000	199,214
2.63%, 09/16/26 (a)	100,000	93,483
4.80%, 02/14/29 (a)	350,000	339,062
3.40%, 05/06/30 (a)	200,000	173,400
2.45%, 02/04/32 (a)	350,000	264,649

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 02/14/39 (a)	300,000	278,922
3.40%, 02/04/41 (a)	300,000	203,226
4.25%, 08/09/42	200,000	149,094
4.50%, 05/02/43	100,000	76,196
5.38%, 01/31/44	345,000	305,163
3.88%, 09/16/46 (a)	200,000	138,188
5.95%, 02/14/49 (a)	400,000	359,428
4.45%, 05/06/50 (a)	50,000	36,921
3.70%, 02/04/51 (a)	250,000	163,227
4.00%, 02/04/61 (a)	200,000	136,008
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	98,688
3.25%, 03/01/25 (a)	100,000	97,697
3.45%, 12/15/27 (a)	100,000	95,581
2.80%, 05/15/30 (a)	150,000	130,797
2.70%, 03/15/31 (a)	200,000	170,288
4.25%, 03/01/45 (a)	100,000	87,440
4.30%, 12/15/47 (a)	100,000	90,334
Amgen, Inc.
3.63%, 05/22/24 (a)	250,000	248,997
1.90%, 02/21/25 (a)	100,000	95,275
3.13%, 05/01/25 (a)	250,000	245,122
2.60%, 08/19/26 (a)	130,000	123,136
2.20%, 02/21/27 (a)	300,000	275,904
3.20%, 11/02/27 (a)	150,000	143,567
1.65%, 08/15/28 (a)	300,000	259,398
4.05%, 08/18/29 (a)	300,000	291,942
2.45%, 02/21/30 (a)	200,000	175,230
2.30%, 02/25/31 (a)	325,000	275,402
2.00%, 01/15/32 (a)	300,000	243,957
3.35%, 02/22/32 (a)	200,000	181,392
6.40%, 02/01/39	50,000	56,278
3.15%, 02/21/40 (a)	400,000	316,912
2.80%, 08/15/41 (a)	200,000	150,230
4.95%, 10/01/41	100,000	97,751
5.15%, 11/15/41 (a)	100,000	99,614
4.40%, 05/01/45 (a)	450,000	406,008
4.56%, 06/15/48 (a)	250,000	231,752
3.38%, 02/21/50 (a)	400,000	303,808
4.66%, 06/15/51 (a)	625,000	587,369
3.00%, 01/15/52 (a)	300,000	212,199
4.20%, 02/22/52 (a)	200,000	174,588
2.77%, 09/01/53 (a)	219,000	146,055
4.40%, 02/22/62 (a)	250,000	217,127
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	650,000	639,483
4.70%, 02/01/36 (a)	1,055,000	1,018,391
4.90%, 02/01/46 (a)	1,600,000	1,521,376
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	145,490
4.00%, 01/17/43	100,000	84,180
4.63%, 02/01/44	200,000	183,792
4.90%, 02/01/46 (a)	200,000	188,710
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	444,735
4.75%, 01/23/29 (a)	850,000	867,705
3.50%, 06/01/30 (a)	350,000	329,934
4.90%, 01/23/31 (a)	100,000	103,015
4.38%, 04/15/38 (a)	250,000	232,170
8.20%, 01/15/39	250,000	325,892
5.45%, 01/23/39 (a)	300,000	308,334
8.00%, 11/15/39	150,000	192,691
4.35%, 06/01/40 (a)	250,000	228,120
4.95%, 01/15/42	200,000	195,392
3.75%, 07/15/42	100,000	82,941
4.60%, 04/15/48 (a)	500,000	455,620
4.44%, 10/06/48 (a)	350,000	312,385
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 01/23/49 (a)	600,000	624,432
4.50%, 06/01/50 (a)	400,000	363,328
4.75%, 04/15/58 (a)	300,000	274,350
5.80%, 01/23/59 (a)	350,000	374,332
4.60%, 06/01/60 (a)	200,000	178,546
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	190,532
3.25%, 03/27/30 (a)	200,000	188,514
2.90%, 03/01/32 (a)	150,000	135,680
5.38%, 09/15/35	100,000	108,641
4.54%, 03/26/42	100,000	98,310
3.75%, 09/15/47 (a)	200,000	180,476
4.50%, 03/15/49 (a)	100,000	101,388
2.70%, 09/15/51 (a)	100,000	75,085
Ascension Health
3.11%, 11/15/39 (a)	100,000	82,768
3.95%, 11/15/46	250,000	229,445
4.85%, 11/15/53	100,000	104,661
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	300,000	284,466
1.20%, 05/28/26 (a)	250,000	225,882
1.75%, 05/28/28 (a)	250,000	220,947
2.25%, 05/28/31 (a)	150,000	130,166
AstraZeneca PLC
3.38%, 11/16/25	300,000	294,717
0.70%, 04/08/26 (a)	300,000	267,270
3.13%, 06/12/27 (a)	100,000	96,571
4.00%, 01/17/29 (a)	250,000	249,815
1.38%, 08/06/30 (a)	250,000	205,070
6.45%, 09/15/37	380,000	447,860
4.00%, 09/18/42	250,000	230,212
4.38%, 11/16/45	100,000	96,555
4.38%, 08/17/48 (a)	150,000	145,656
2.13%, 08/06/50 (a)	50,000	32,762
3.00%, 05/28/51 (a)	100,000	78,132
Banner Health
2.34%, 01/01/30 (a)	100,000	86,357
1.90%, 01/01/31 (a)	100,000	81,823
3.18%, 01/01/50 (a)	150,000	116,745
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	118,511
BAT Capital Corp.
3.22%, 08/15/24 (a)	400,000	390,772
2.79%, 09/06/24 (a)	150,000	145,464
3.22%, 09/06/26 (a)	200,000	186,664
4.70%, 04/02/27 (a)	150,000	146,120
3.56%, 08/15/27 (a)	700,000	643,643
2.26%, 03/25/28 (a)	350,000	294,955
3.46%, 09/06/29 (a)	100,000	86,407
4.91%, 04/02/30 (a)	75,000	70,707
2.73%, 03/25/31 (a)	250,000	200,167
4.74%, 03/16/32 (a)	200,000	180,198
4.39%, 08/15/37 (a)	450,000	357,480
3.73%, 09/25/40 (a)	150,000	105,084
4.54%, 08/15/47 (a)	400,000	292,516
4.76%, 09/06/49 (a)	150,000	113,760
5.28%, 04/02/50 (a)	100,000	80,819
3.98%, 09/25/50 (a)	200,000	135,718
5.65%, 03/16/52 (a)	125,000	107,503
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	311,916
4.45%, 03/16/28 (a)	100,000	94,669
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	148,983
5.25%, 06/23/45 (a)	99,000	98,344

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
0.87%, 12/01/23	150,000	144,345
1.32%, 11/29/24	100,000	94,183
2.60%, 08/15/26 (a)	129,000	120,616
1.92%, 02/01/27 (a)	300,000	269,910
2.27%, 12/01/28 (a)	250,000	216,940
3.95%, 04/01/30 (a)	125,000	117,976
1.73%, 04/01/31 (a)	150,000	118,436
2.54%, 02/01/32 (a)	250,000	207,347
3.50%, 08/15/46 (a)	85,000	65,701
3.13%, 12/01/51 (a)	150,000	105,377
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	88,410
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	81,465
4.19%, 11/15/45 (a)	100,000	92,565
2.84%, 11/15/50 (a)	200,000	146,630
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	191,000	188,870
3.73%, 12/15/24 (a)	102,000	100,907
3.70%, 06/06/27 (a)	298,000	289,304
2.82%, 05/20/30 (a)	200,000	177,066
1.96%, 02/11/31 (a)	200,000	163,530
4.69%, 12/15/44 (a)	250,000	237,665
4.67%, 06/06/47 (a)	200,000	190,918
3.79%, 05/20/50 (a)	150,000	124,751
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	298,959
2.25%, 05/01/30 (a)	300,000	245,985
3.15%, 05/01/50 (a)	300,000	204,621
3.25%, 02/15/51 (a)	292,000	204,622
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	94,574
3.70%, 03/15/32 (a)	150,000	134,138
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	82,026
3.21%, 06/01/50 (a)	100,000	76,113
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	188,478
4.55%, 03/01/39 (a)	150,000	140,082
4.70%, 03/01/49 (a)	300,000	286,815
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	300,000	290,067
2.90%, 07/26/24 (a)	300,000	295,830
3.88%, 08/15/25 (a)	91,000	90,387
0.75%, 11/13/25 (a)	150,000	136,578
3.20%, 06/15/26 (a)	350,000	342,482
3.25%, 02/27/27	150,000	147,381
1.13%, 11/13/27 (a)	250,000	220,522
3.90%, 02/20/28 (a)	300,000	298,176
3.40%, 07/26/29 (a)	500,000	477,845
1.45%, 11/13/30 (a)	150,000	122,613
2.95%, 03/15/32 (a)	350,000	317,670
4.13%, 06/15/39 (a)	400,000	374,344
2.35%, 11/13/40 (a)	150,000	109,878
3.55%, 03/15/42 (a)	250,000	215,285
3.25%, 08/01/42	100,000	81,963
4.63%, 05/15/44 (a)	150,000	146,715
5.00%, 08/15/45 (a)	100,000	102,814
4.35%, 11/15/47 (a)	250,000	235,797
4.55%, 02/20/48 (a)	150,000	145,785
4.25%, 10/26/49 (a)	700,000	649,418
2.55%, 11/13/50 (a)	200,000	138,204
3.70%, 03/15/52 (a)	350,000	296,919
3.90%, 03/15/62 (a)	200,000	168,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	136,223
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	93,082
2.40%, 08/18/31 (a)	150,000	111,552
5.10%, 04/01/52 (a)	75,000	56,115
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	139,319
3.25%, 08/15/26 (a)	150,000	144,368
3.75%, 09/25/27 (a)	150,000	145,493
2.75%, 05/14/31 (a)	150,000	125,814
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	99,243
3.30%, 03/19/25 (a)	150,000	146,714
4.15%, 03/15/28 (a)	150,000	147,417
4.80%, 03/15/48 (a)	100,000	93,239
3.13%, 04/24/50 (a)	200,000	141,772
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	200,000	196,768
3.75%, 09/15/25 (a)	130,000	128,933
3.41%, 06/15/27 (a)	250,000	241,000
4.50%, 11/15/44 (a)	100,000	85,217
4.90%, 09/15/45 (a)	80,000	72,894
4.37%, 06/15/47 (a)	100,000	85,141
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	37,378
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	100,857
Children's Hospital
2.93%, 07/15/50 (a)	100,000	70,843
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	94,643
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	95,114
3.95%, 08/01/47 (a)	100,000	87,625
5.00%, 06/15/52 (a)	100,000	102,741
Cigna Corp.
0.61%, 03/15/24 (a)	100,000	95,176
3.50%, 06/15/24 (a)	145,000	143,768
3.25%, 04/15/25 (a)	200,000	195,256
4.13%, 11/15/25 (a)	250,000	248,522
4.50%, 02/25/26 (a)	194,000	194,892
1.25%, 03/15/26 (a)	200,000	180,236
3.40%, 03/01/27 (a)	142,000	135,805
3.05%, 10/15/27 (a)	145,000	135,121
4.38%, 10/15/28 (a)	760,000	749,292
2.40%, 03/15/30 (a)	250,000	214,400
2.38%, 03/15/31 (a)	250,000	210,487
4.80%, 08/15/38 (a)	330,000	318,836
3.20%, 03/15/40 (a)	150,000	118,416
6.13%, 11/15/41	100,000	108,905
4.80%, 07/15/46 (a)	270,000	252,720
3.88%, 10/15/47 (a)	145,000	117,334
4.90%, 12/15/48 (a)	550,000	524,518
3.40%, 03/15/50 (a)	250,000	188,340
3.40%, 03/15/51 (a)	300,000	227,010
City of Hope
5.62%, 11/15/43	100,000	108,565
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	98,569
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	180,126
1.85%, 09/01/32 (a)	100,000	78,612
5.25%, 11/26/43	150,000	151,890

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colgate-Palmolive Co.
3.25%, 03/15/24	100,000	99,724
4.00%, 08/15/45	100,000	92,971
3.70%, 08/01/47 (a)	100,000	89,884
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,947
1.55%, 10/01/25 (a)	125,000	113,948
3.35%, 10/01/29 (a)	150,000	134,126
4.35%, 11/01/42	150,000	134,796
3.82%, 10/01/49 (a)	150,000	123,119
4.19%, 10/01/49 (a)	200,000	166,448
3.91%, 10/01/50 (a)	100,000	78,599
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	106,904
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	199,986
4.60%, 11/01/25 (a)	150,000	149,928
1.38%, 11/01/27 (a)	250,000	209,375
4.85%, 11/01/28 (a)	250,000	247,527
5.30%, 11/01/38 (a)	250,000	238,802
5.40%, 11/01/48 (a)	200,000	191,084
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	152,034
4.40%, 11/15/25 (a)	100,000	100,280
4.75%, 12/01/25	100,000	101,570
3.70%, 12/06/26 (a)	250,000	242,352
3.50%, 05/09/27 (a)	100,000	95,732
3.15%, 08/01/29 (a)	50,000	45,025
2.88%, 05/01/30 (a)	400,000	348,448
4.75%, 05/09/32 (a)	150,000	148,003
4.50%, 05/09/47 (a)	150,000	133,631
5.25%, 11/15/48 (a)	150,000	147,309
3.75%, 05/01/50 (a)	200,000	159,406
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	78,560
CVS Health Corp.
3.38%, 08/12/24 (a)	230,000	227,925
2.63%, 08/15/24 (a)	150,000	146,532
4.10%, 03/25/25 (a)	300,000	300,681
3.88%, 07/20/25 (a)	500,000	496,575
2.88%, 06/01/26 (a)	200,000	191,168
3.00%, 08/15/26 (a)	200,000	191,940
3.63%, 04/01/27 (a)	150,000	146,073
1.30%, 08/21/27 (a)	400,000	346,520
4.30%, 03/25/28 (a)	945,000	934,907
3.25%, 08/15/29 (a)	300,000	274,977
3.75%, 04/01/30 (a)	300,000	281,586
1.75%, 08/21/30 (a)	350,000	282,233
1.88%, 02/28/31 (a)	250,000	202,070
2.13%, 09/15/31 (a)	200,000	163,156
4.88%, 07/20/35 (a)	200,000	195,338
4.78%, 03/25/38 (a)	800,000	766,424
6.13%, 09/15/39	50,000	53,842
4.13%, 04/01/40 (a)	200,000	175,088
2.70%, 08/21/40 (a)	200,000	144,462
5.30%, 12/05/43 (a)	100,000	99,479
5.13%, 07/20/45 (a)	600,000	576,210
5.05%, 03/25/48 (a)	1,300,000	1,252,758
4.25%, 04/01/50 (a)	150,000	129,114
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	49,200
4.38%, 09/15/45 (a)	100,000	92,380
2.60%, 10/01/50 (a)	200,000	138,638
2.80%, 12/10/51 (a)	200,000	143,392
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	123,803
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	100,000	96,195
2.60%, 11/15/29 (a)	100,000	90,043
3.25%, 11/15/39 (a)	150,000	124,752
3.40%, 11/15/49 (a)	200,000	161,720
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	193,214
1.38%, 09/29/25 (a)	200,000	185,430
3.88%, 05/18/28 (a)	200,000	199,190
2.38%, 10/24/29 (a)	200,000	177,776
2.00%, 04/29/30 (a)	250,000	214,360
2.13%, 04/29/32 (a)	200,000	166,442
3.88%, 04/29/43 (a)	100,000	89,149
Diageo Investment Corp.
4.25%, 05/11/42	150,000	140,609
Dignity Health
4.50%, 11/01/42	50,000	46,090
5.27%, 11/01/64	50,000	47,192
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	134,676
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,630
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	98,072
3.10%, 05/15/27 (a)	100,000	97,488
3.38%, 03/15/29 (a)	200,000	194,006
3.70%, 03/01/45 (a)	100,000	90,173
3.95%, 05/15/47 (a)	50,000	47,480
3.95%, 03/15/49 (a)	200,000	192,656
2.25%, 05/15/50 (a)	200,000	138,666
4.15%, 03/15/59 (a)	150,000	142,818
2.50%, 09/15/60 (a)	100,000	67,592
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	83,189
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	176,422
3.50%, 01/16/50 (a)	300,000	232,272
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	41,298
General Mills, Inc.
4.00%, 04/17/25 (a)	300,000	299,193
4.20%, 04/17/28 (a)	375,000	373,151
2.88%, 04/15/30 (a)	150,000	134,279
5.40%, 06/15/40	150,000	155,451
3.00%, 02/01/51 (a)	150,000	109,689
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	197,526
0.75%, 09/29/23 (a)	375,000	362,835
3.50%, 02/01/25 (a)	400,000	394,664
3.65%, 03/01/26 (a)	550,000	540,369
2.95%, 03/01/27 (a)	200,000	189,632
1.20%, 10/01/27 (a)	150,000	129,497
1.65%, 10/01/30 (a)	200,000	162,828
4.60%, 09/01/35 (a)	200,000	195,860
4.00%, 09/01/36 (a)	100,000	91,455
2.60%, 10/01/40 (a)	100,000	72,858
5.65%, 12/01/41 (a)	224,000	237,621
4.80%, 04/01/44 (a)	300,000	285,354
4.50%, 02/01/45 (a)	350,000	319,686
4.75%, 03/01/46 (a)	370,000	354,145
4.15%, 03/01/47 (a)	300,000	261,384
2.80%, 10/01/50 (a)	250,000	172,015

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	50,000	48,429
3.00%, 06/01/24 (a)	200,000	197,944
3.38%, 06/01/29 (a)	200,000	190,686
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	149,379
3.88%, 05/15/28	400,000	393,220
6.38%, 05/15/38	563,000	661,024
4.20%, 03/18/43	100,000	92,084
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)(d)	400,000	376,384
3.38%, 03/24/29 (a)(d)	250,000	227,812
3.63%, 03/24/32 (a)(d)	400,000	356,928
4.00%, 03/24/52 (a)(d)	250,000	203,632
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	186,957
2.88%, 09/01/50 (a)	100,000	72,279
4.50%, 07/01/57 (a)	50,000	48,856
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	60,595
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	97,453
3.55%, 11/19/26 (a)	150,000	143,145
3.50%, 09/15/27 (a)	100,000	94,492
3.90%, 11/19/29 (a)	100,000	92,221
6.35%, 03/15/40	50,000	51,699
5.10%, 05/15/44 (a)	50,000	44,941
HCA, Inc.
5.00%, 03/15/24	400,000	402,356
5.38%, 02/01/25	500,000	504,545
5.25%, 04/15/25	300,000	302,907
5.88%, 02/15/26 (a)	250,000	255,197
5.25%, 06/15/26 (a)	150,000	150,648
5.38%, 09/01/26 (a)	200,000	201,402
4.50%, 02/15/27 (a)	200,000	195,598
3.13%, 03/15/27 (a)(d)	100,000	92,042
5.63%, 09/01/28 (a)	250,000	251,727
5.88%, 02/01/29 (a)	200,000	203,748
3.38%, 03/15/29 (a)(d)	100,000	88,620
4.13%, 06/15/29 (a)	350,000	324,646
3.50%, 09/01/30 (a)	400,000	348,272
2.38%, 07/15/31 (a)	200,000	158,790
3.63%, 03/15/32 (a)(d)	400,000	345,928
5.13%, 06/15/39 (a)	150,000	135,734
4.38%, 03/15/42 (a)(d)	100,000	82,125
5.50%, 06/15/47 (a)	200,000	185,198
5.25%, 06/15/49 (a)	350,000	313,705
3.50%, 07/15/51 (a)	300,000	205,833
4.63%, 03/15/52 (a)(d)	400,000	331,480
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	142,506
1.70%, 06/03/28 (a)	150,000	133,607
1.80%, 06/11/30 (a)	150,000	127,067
3.05%, 06/03/51 (a)	150,000	116,826
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	139,836
Illumina, Inc.
2.55%, 03/23/31 (a)	150,000	122,400
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	50,449
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	130,814
3.90%, 06/01/50 (a)	100,000	79,619
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	83,580
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(d)	250,000	222,850
5.50%, 01/15/30 (a)(d)	250,000	250,207
3.63%, 01/15/32 (a)(d)	200,000	173,238
3.00%, 05/15/32 (a)(d)	250,000	206,137
6.50%, 12/01/52 (a)(d)	200,000	209,214
Johnson & Johnson
3.38%, 12/05/23	200,000	199,746
2.63%, 01/15/25 (a)	100,000	98,046
0.55%, 09/01/25 (a)	300,000	275,025
2.45%, 03/01/26 (a)	250,000	240,455
2.95%, 03/03/27 (a)	100,000	97,290
0.95%, 09/01/27 (a)	400,000	352,784
2.90%, 01/15/28 (a)	200,000	191,970
1.30%, 09/01/30 (a)	400,000	335,964
4.38%, 12/05/33 (a)	150,000	153,309
3.55%, 03/01/36 (a)	100,000	93,212
3.63%, 03/03/37 (a)	400,000	372,144
3.40%, 01/15/38 (a)	150,000	134,607
5.85%, 07/15/38	200,000	232,212
2.10%, 09/01/40 (a)	350,000	254,887
4.50%, 09/01/40	150,000	150,393
3.70%, 03/01/46 (a)	430,000	384,454
3.75%, 03/03/47 (a)	200,000	180,312
3.50%, 01/15/48 (a)	150,000	132,149
2.25%, 09/01/50 (a)	200,000	138,370
2.45%, 09/01/60 (a)	250,000	167,465
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	96,494
2.81%, 06/01/41 (a)	250,000	191,705
4.88%, 04/01/42	150,000	152,565
4.15%, 05/01/47 (a)	250,000	231,750
3.27%, 11/01/49 (a)	150,000	118,106
3.00%, 06/01/51 (a)	250,000	186,290
Kellogg Co.
2.65%, 12/01/23	300,000	296,424
3.40%, 11/15/27 (a)	100,000	95,195
4.30%, 05/15/28 (a)	100,000	99,034
2.10%, 06/01/30 (a)	150,000	124,881
7.45%, 04/01/31	100,000	115,301
4.50%, 04/01/46	100,000	92,060
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	250,000	247,707
0.75%, 03/15/24 (a)	100,000	95,110
4.42%, 05/25/25 (a)	150,000	150,595
2.55%, 09/15/26 (a)	100,000	93,610
4.60%, 05/25/28 (a)	300,000	301,422
3.20%, 05/01/30 (a)	200,000	179,746
2.25%, 03/15/31 (a)	100,000	82,446
4.05%, 04/15/32 (a)	200,000	186,662
4.50%, 11/15/45 (a)	150,000	133,506
4.42%, 12/15/46 (a)	150,000	131,499
3.80%, 05/01/50 (a)	150,000	116,916
4.50%, 04/15/52 (a)	200,000	174,282
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	145,091
1.05%, 09/15/27 (a)	50,000	43,783
3.95%, 11/01/28 (a)	200,000	199,252
3.20%, 04/25/29 (a)	100,000	94,362
3.10%, 03/26/30 (a)	250,000	232,747
2.00%, 11/02/31 (a)	150,000	126,714
3.20%, 07/30/46 (a)	100,000	79,991
3.90%, 05/04/47 (a)	100,000	87,962
2.88%, 02/07/50 (a)	100,000	75,013
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	40,068

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	171,799
5.00%, 03/15/42	95,000	89,790
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	425,956
3.88%, 05/15/27 (a)	250,000	241,652
3.75%, 04/01/30 (a)	50,000	46,279
4.25%, 03/01/31 (a)	200,000	190,214
6.50%, 02/09/40	250,000	268,422
5.00%, 06/04/42	200,000	186,904
5.20%, 07/15/45 (a)	450,000	423,648
4.38%, 06/01/46 (a)	600,000	510,600
4.88%, 10/01/49 (a)	200,000	181,916
5.50%, 06/01/50 (a)	200,000	198,888
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	200,000	199,798
3.25%, 09/01/24 (a)	100,000	98,307
2.30%, 12/01/24 (a)	100,000	96,060
3.60%, 02/01/25 (a)	150,000	147,888
3.60%, 09/01/27 (a)	150,000	145,737
2.95%, 12/01/29 (a)	100,000	89,578
2.70%, 06/01/31 (a)	150,000	128,268
4.70%, 02/01/45 (a)	150,000	136,409
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	87,402
4.12%, 07/01/55	100,000	89,868
3.34%, 07/01/60 (a)	100,000	75,777
Mayo Clinic
4.00%, 11/15/47	100,000	91,684
3.20%, 11/15/61 (a)	150,000	112,655
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	147,680
0.90%, 02/15/26 (a)	200,000	178,518
3.40%, 08/15/27 (a)	150,000	144,245
1.85%, 02/15/31 (a)	100,000	79,790
4.20%, 08/15/47 (a)	50,000	44,059
McKesson Corp.
3.80%, 03/15/24 (a)	100,000	99,922
0.90%, 12/03/25 (a)	200,000	180,016
3.95%, 02/16/28 (a)	100,000	97,705
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	93,763
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	150,576
5.90%, 11/01/39	150,000	165,705
Medtronic, Inc.
4.38%, 03/15/35	400,000	397,468
4.63%, 03/15/45	375,000	376,736
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	102,921
4.20%, 07/01/55	190,000	174,714
Merck & Co., Inc.
2.90%, 03/07/24 (a)	150,000	148,572
2.75%, 02/10/25 (a)	480,000	469,594
0.75%, 02/24/26 (a)	250,000	226,235
1.70%, 06/10/27 (a)	300,000	272,673
1.90%, 12/10/28 (a)	200,000	176,898
3.40%, 03/07/29 (a)	350,000	337,424
1.45%, 06/24/30 (a)	250,000	206,595
2.15%, 12/10/31 (a)	400,000	341,204
6.55%, 09/15/37	100,000	120,121
3.90%, 03/07/39 (a)	100,000	92,418
2.35%, 06/24/40 (a)	250,000	184,797
3.60%, 09/15/42 (a)	100,000	86,569
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 05/18/43	200,000	186,966
3.70%, 02/10/45 (a)	400,000	346,892
4.00%, 03/07/49 (a)	300,000	273,390
2.45%, 06/24/50 (a)	250,000	173,367
2.75%, 12/10/51 (a)	400,000	290,420
2.90%, 12/10/61 (a)	200,000	139,128
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	328,233
5.00%, 05/01/42	250,000	232,365
4.20%, 07/15/46 (a)	330,000	272,095
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	163,915
2.63%, 03/17/27 (a)	150,000	140,100
2.75%, 04/13/30 (a)	150,000	132,759
1.50%, 02/04/31 (a)	150,000	118,790
3.00%, 03/17/32 (a)	150,000	131,795
1.88%, 10/15/32 (a)	150,000	117,852
2.63%, 09/04/50 (a)	250,000	168,097
Montefiore Obligated Group
4.29%, 09/01/50	100,000	71,995
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	81,324
3.39%, 07/01/50 (a)	150,000	115,632
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	70,246
Mylan, Inc.
4.20%, 11/29/23 (a)	130,000	129,938
4.55%, 04/15/28 (a)	150,000	141,231
5.40%, 11/29/43 (a)	100,000	81,760
5.20%, 04/15/48 (a)	100,000	77,543
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	38,144
4.26%, 11/01/47 (a)	150,000	134,219
3.81%, 11/01/49 (a)	100,000	83,161
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	79,280
3.17%, 11/01/51 (a)	100,000	76,766
Novartis Capital Corp.
3.40%, 05/06/24	350,000	348,309
1.75%, 02/14/25 (a)	100,000	95,800
3.00%, 11/20/25 (a)	250,000	245,062
2.00%, 02/14/27 (a)	200,000	185,918
3.10%, 05/17/27 (a)	200,000	194,454
2.20%, 08/14/30 (a)	250,000	220,150
3.70%, 09/21/42	100,000	89,815
4.40%, 05/06/44	350,000	345,870
4.00%, 11/20/45 (a)	300,000	277,767
2.75%, 08/14/50 (a)	200,000	152,536
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	34,700
NYU Langone Hospitals
4.78%, 07/01/44	100,000	98,256
4.37%, 07/01/47 (a)	100,000	90,565
3.38%, 07/01/55 (a)	150,000	112,506
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	127,058
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	45,250
3.33%, 10/01/50 (a)	100,000	80,039
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	45,429
4.79%, 11/15/48 (a)	100,000	96,740
3.22%, 11/15/50 (a)	100,000	73,568

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PepsiCo, Inc.
0.40%, 10/07/23	200,000	193,314
3.60%, 03/01/24 (a)	150,000	150,151
2.25%, 03/19/25 (a)	300,000	289,398
2.75%, 04/30/25 (a)	150,000	146,424
3.50%, 07/17/25 (a)	150,000	149,335
2.85%, 02/24/26 (a)	100,000	97,462
2.38%, 10/06/26 (a)	250,000	237,395
2.63%, 03/19/27 (a)	150,000	142,551
3.00%, 10/15/27 (a)	250,000	241,742
2.63%, 07/29/29 (a)	250,000	229,205
2.75%, 03/19/30 (a)	350,000	320,834
1.63%, 05/01/30 (a)	200,000	168,970
1.40%, 02/25/31 (a)	200,000	163,666
1.95%, 10/21/31 (a)	250,000	211,992
3.50%, 03/19/40 (a)	50,000	44,684
2.63%, 10/21/41 (a)	150,000	117,959
3.60%, 08/13/42	150,000	132,843
4.45%, 04/14/46 (a)	200,000	203,376
3.45%, 10/06/46 (a)	150,000	131,063
4.00%, 05/02/47 (a)	100,000	94,685
3.38%, 07/29/49 (a)	150,000	127,656
2.88%, 10/15/49 (a)	150,000	117,149
3.63%, 03/19/50 (a)	200,000	178,908
3.88%, 03/19/60 (a)	200,000	190,702
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	139,880
1.90%, 09/15/28 (a)	200,000	169,120
3.30%, 09/15/29 (a)	150,000	133,952
2.55%, 03/15/31 (a)	100,000	82,393
2.25%, 09/15/31 (a)	150,000	120,369
Pfizer, Inc.
3.20%, 09/15/23 (a)	200,000	199,346
2.95%, 03/15/24 (a)	150,000	148,569
0.80%, 05/28/25 (a)	250,000	231,610
2.75%, 06/03/26	300,000	291,195
3.00%, 12/15/26	350,000	340,714
3.60%, 09/15/28 (a)	200,000	198,538
3.45%, 03/15/29 (a)	300,000	289,836
2.63%, 04/01/30 (a)	300,000	271,434
1.70%, 05/28/30 (a)	200,000	169,460
1.75%, 08/18/31 (a)	300,000	249,246
4.00%, 12/15/36	150,000	143,457
4.10%, 09/15/38 (a)	150,000	143,865
3.90%, 03/15/39 (a)	200,000	186,086
7.20%, 03/15/39	460,000	591,785
2.55%, 05/28/40 (a)	200,000	153,844
5.60%, 09/15/40	50,000	55,214
4.30%, 06/15/43	100,000	96,022
4.40%, 05/15/44	180,000	174,778
4.13%, 12/15/46	100,000	95,155
4.20%, 09/15/48 (a)	200,000	193,542
4.00%, 03/15/49 (a)	250,000	235,135
2.70%, 05/28/50 (a)	250,000	186,835
Philip Morris International, Inc.
3.60%, 11/15/23	100,000	99,805
2.88%, 05/01/24 (a)	150,000	147,738
3.25%, 11/10/24	80,000	78,919
1.50%, 05/01/25 (a)	175,000	164,264
3.38%, 08/11/25 (a)	130,000	127,981
0.88%, 05/01/26 (a)	150,000	133,299
3.13%, 03/02/28 (a)	150,000	137,963
3.38%, 08/15/29 (a)	150,000	135,377
2.10%, 05/01/30 (a)	200,000	161,232
1.75%, 11/01/30 (a)	150,000	116,117
6.38%, 05/16/38	250,000	260,060
4.38%, 11/15/41	200,000	165,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/20/42	200,000	165,248
3.88%, 08/21/42	100,000	76,129
4.13%, 03/04/43	175,000	136,973
4.88%, 11/15/43	100,000	86,890
4.25%, 11/10/44	200,000	158,250
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	147,440
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	176,208
3.93%, 10/01/48 (a)	100,000	84,957
2.70%, 10/01/51 (a)	150,000	99,747
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	147,638
3.45%, 06/01/26 (a)	150,000	146,309
4.20%, 06/30/29 (a)	100,000	96,006
2.95%, 06/30/30 (a)	150,000	132,465
2.80%, 06/30/31 (a)	200,000	170,998
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	238,686
2.80%, 09/15/50 (a)	150,000	101,007
Reynolds American, Inc.
4.85%, 09/15/23	150,000	151,009
4.45%, 06/12/25 (a)	495,000	490,951
5.70%, 08/15/35 (a)	150,000	138,506
7.25%, 06/15/37	50,000	51,943
6.15%, 09/15/43	100,000	91,943
5.85%, 08/15/45 (a)	350,000	300,709
Royalty Pharma PLC
0.75%, 09/02/23	100,000	96,488
1.20%, 09/02/25 (a)	250,000	227,322
1.75%, 09/02/27 (a)	200,000	173,994
2.20%, 09/02/30 (a)	200,000	162,660
2.15%, 09/02/31 (a)	150,000	118,322
3.30%, 09/02/40 (a)	200,000	149,892
3.55%, 09/02/50 (a)	150,000	103,472
3.35%, 09/02/51 (a)	50,000	33,495
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	95,886
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	35,917
Sanofi
3.63%, 06/19/28 (a)	250,000	243,122
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	34,413
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	210,000	207,354
3.20%, 09/23/26 (a)	635,000	607,009
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	197,965
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	40,817
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	92,251
3.80%, 11/15/48 (a)	200,000	179,384
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	125,903
3.75%, 03/15/51 (a)	150,000	115,586
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	192,108
1.15%, 06/15/25 (a)	200,000	184,710
3.38%, 11/01/25 (a)	150,000	146,402
3.50%, 03/15/26 (a)	150,000	146,703
3.65%, 03/07/28 (a)	150,000	146,403
1.95%, 06/15/30 (a)	250,000	208,780

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/15/44 (a)	100,000	90,390
4.63%, 03/15/46 (a)	150,000	142,676
2.90%, 06/15/50 (a)	200,000	143,704
Sutter Health
1.32%, 08/15/25 (a)	200,000	184,244
2.29%, 08/15/30 (a)	100,000	84,885
3.16%, 08/15/40 (a)	100,000	77,316
4.09%, 08/15/48 (a)	65,000	56,450
3.36%, 08/15/50 (a)	150,000	114,042
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	98,716
3.30%, 07/15/26 (a)	150,000	145,317
3.25%, 07/15/27 (a)	150,000	142,320
2.40%, 02/15/30 (a)	200,000	172,284
5.95%, 04/01/30 (a)	200,000	213,544
2.45%, 12/14/31 (a)	150,000	125,658
4.85%, 10/01/45 (a)	100,000	93,813
4.50%, 04/01/46 (a)	150,000	134,259
4.45%, 03/15/48 (a)	100,000	89,112
3.30%, 02/15/50 (a)	100,000	74,087
6.60%, 04/01/50 (a)	150,000	176,365
3.15%, 12/14/51 (a)	150,000	108,401
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	200,576
5.00%, 11/26/28 (a)	250,000	253,505
2.05%, 03/31/30 (a)	500,000	418,800
3.03%, 07/09/40 (a)	200,000	155,250
3.18%, 07/09/50 (a)	250,000	184,307
3.38%, 07/09/60 (a)	200,000	145,946
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	129,286
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	93,435
2.59%, 02/01/50 (a)	80,000	54,956
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	70,337
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	97,167
The Clorox Co.
3.10%, 10/01/27 (a)	150,000	142,466
3.90%, 05/15/28 (a)	100,000	98,487
4.60%, 05/01/32 (a)	200,000	198,080
The Coca-Cola Co.
1.75%, 09/06/24	200,000	194,042
3.38%, 03/25/27	200,000	197,714
1.45%, 06/01/27	200,000	180,996
1.50%, 03/05/28	200,000	179,024
1.00%, 03/15/28	300,000	259,074
2.13%, 09/06/29	150,000	133,857
3.45%, 03/25/30	200,000	192,942
1.65%, 06/01/30	300,000	253,914
2.00%, 03/05/31	200,000	171,392
1.38%, 03/15/31	250,000	203,745
2.25%, 01/05/32	350,000	304,437
2.50%, 06/01/40	200,000	155,226
2.88%, 05/05/41	150,000	122,286
4.20%, 03/25/50	100,000	97,697
2.60%, 06/01/50	300,000	221,514
3.00%, 03/05/51	250,000	196,137
2.50%, 03/15/51	300,000	213,657
2.75%, 06/01/60	200,000	143,002
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	48,622
3.15%, 03/15/27 (a)	100,000	97,557
2.38%, 12/01/29 (a)	100,000	89,138
2.60%, 04/15/30 (a)	150,000	134,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 03/15/31 (a)	150,000	126,680
6.00%, 05/15/37	90,000	102,660
4.15%, 03/15/47 (a)	100,000	92,732
3.13%, 12/01/49 (a)	150,000	118,692
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	96,849
0.90%, 06/01/25 (a)	150,000	138,852
2.45%, 11/15/29 (a)	100,000	89,427
3.13%, 11/15/49 (a)	100,000	79,708
2.65%, 06/01/50 (a)	100,000	72,741
The JM Smucker Co.
3.50%, 03/15/25	237,000	233,983
2.38%, 03/15/30 (a)	100,000	85,117
2.13%, 03/15/32 (a)	250,000	201,282
4.38%, 03/15/45	100,000	87,049
3.55%, 03/15/50 (a)	100,000	74,921
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	134,064
The Kroger Co.
3.50%, 02/01/26 (a)	200,000	195,612
2.65%, 10/15/26 (a)	150,000	141,741
3.70%, 08/01/27 (a)	100,000	97,294
4.50%, 01/15/29 (a)	200,000	198,940
2.20%, 05/01/30 (a)	200,000	168,462
1.70%, 01/15/31 (a)	100,000	79,877
6.90%, 04/15/38	150,000	174,156
5.40%, 07/15/40 (a)	100,000	101,280
5.00%, 04/15/42 (a)	100,000	96,041
3.88%, 10/15/46 (a)	100,000	83,745
4.45%, 02/01/47 (a)	200,000	181,736
4.65%, 01/15/48 (a)	50,000	46,491
3.95%, 01/15/50 (a)	150,000	127,737
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	104,159
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	106,686
4.02%, 08/01/45	150,000	137,703
2.61%, 08/01/60 (a)	100,000	65,233
3.95%, 08/01/19 (a)	100,000	78,484
The Procter & Gamble Co.
0.55%, 10/29/25	125,000	113,651
2.70%, 02/02/26	150,000	146,898
1.00%, 04/23/26	250,000	229,065
2.45%, 11/03/26	241,000	231,047
1.90%, 02/01/27	200,000	187,378
2.80%, 03/25/27	200,000	192,618
2.85%, 08/11/27	150,000	144,138
3.00%, 03/25/30	200,000	188,752
1.20%, 10/29/30	150,000	122,541
1.95%, 04/23/31	150,000	129,698
2.30%, 02/01/32	200,000	177,414
3.55%, 03/25/40	100,000	91,112
3.50%, 10/25/47	100,000	89,906
3.60%, 03/25/50	175,000	161,147
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	193,596
1.22%, 10/18/24 (a)	500,000	473,185
1.75%, 10/15/28 (a)	100,000	88,137
2.60%, 10/01/29 (a)	150,000	137,058
2.00%, 10/15/31 (a)	250,000	210,767
2.80%, 10/15/41 (a)	250,000	194,257
5.30%, 02/01/44 (a)	45,000	48,330
4.10%, 08/15/47 (a)	150,000	140,270
Trinity Health Corp.
4.13%, 12/01/45	100,000	92,419

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	99,976
3.95%, 08/15/24 (a)	300,000	299,784
4.00%, 03/01/26 (a)	100,000	98,965
3.55%, 06/02/27 (a)	250,000	240,072
4.35%, 03/01/29 (a)	150,000	148,540
4.88%, 08/15/34 (a)	50,000	49,787
5.15%, 08/15/44 (a)	150,000	148,359
4.55%, 06/02/47 (a)	100,000	92,004
5.10%, 09/28/48 (a)	300,000	298,428
Unilever Capital Corp.
0.38%, 09/14/23	50,000	48,388
2.60%, 05/05/24 (a)	200,000	196,344
3.38%, 03/22/25 (a)	100,000	98,695
2.00%, 07/28/26	250,000	233,765
2.90%, 05/05/27 (a)	250,000	239,185
3.50%, 03/22/28 (a)	250,000	243,945
2.13%, 09/06/29 (a)	150,000	131,540
1.38%, 09/14/30 (a)	100,000	80,809
1.75%, 08/12/31 (a)	150,000	123,045
5.90%, 11/15/32	250,000	283,922
2.63%, 08/12/51 (a)	100,000	71,634
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(d)	150,000	129,501
2.65%, 10/15/30 (a)(d)	225,000	177,282
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	282,084
5.25%, 06/15/46 (a)	200,000	158,144
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	136,892
2.30%, 06/22/27 (a)	100,000	86,080
2.70%, 06/22/30 (a)	300,000	236,781
3.85%, 06/22/40 (a)	300,000	208,755
4.00%, 06/22/50 (a)	300,000	194,382
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	72,573
Whirlpool Corp.
3.70%, 05/01/25	100,000	98,674
4.75%, 02/26/29 (a)	100,000	98,581
2.40%, 05/15/31 (a)	100,000	82,374
4.50%, 06/01/46 (a)	100,000	83,488
4.60%, 05/15/50 (a)	100,000	83,739
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	105,938
Wyeth LLC
6.50%, 02/01/34	150,000	176,337
6.00%, 02/15/36	100,000	112,555
5.95%, 04/01/37	400,000	454,396
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	100,968
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	342,237
3.05%, 01/15/26 (a)	100,000	95,787
3.55%, 03/20/30 (a)	100,000	90,975
4.45%, 08/15/45 (a)	150,000	127,982
Zoetis, Inc.
3.00%, 09/12/27 (a)	200,000	189,442
3.90%, 08/20/28 (a)	100,000	97,580
2.00%, 05/15/30 (a)	150,000	126,260
4.70%, 02/01/43 (a)	195,000	186,445
3.95%, 09/12/47 (a)	100,000	86,961
4.45%, 08/20/48 (a)	100,000	93,669
3.00%, 05/15/50 (a)	100,000	73,991
		159,740,769
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.7%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	187,674
3.14%, 11/07/29 (a)	100,000	89,821
4.49%, 05/01/30 (a)	150,000	146,769
4.08%, 12/15/47 (a)	150,000	124,986
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	193,754
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	353,353
4.80%, 05/03/29 (a)	100,000	96,240
3.40%, 02/15/31 (a)	100,000	85,015
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	99,804
3.41%, 02/11/26 (a)	150,000	147,260
3.12%, 05/04/26 (a)	200,000	193,748
3.02%, 01/16/27 (a)	100,000	95,845
3.54%, 04/06/27 (a)	100,000	97,544
3.59%, 04/14/27 (a)	200,000	195,192
3.94%, 09/21/28 (a)	150,000	146,853
4.23%, 11/06/28 (a)	350,000	346,531
3.63%, 04/06/30 (a)	300,000	285,393
1.75%, 08/10/30 (a)	200,000	166,014
2.72%, 01/12/32 (a)	200,000	174,476
3.06%, 06/17/41 (a)	300,000	235,887
3.00%, 02/24/50 (a)	400,000	292,836
2.77%, 11/10/50 (a)	300,000	210,795
2.94%, 06/04/51 (a)	300,000	216,891
3.00%, 03/17/52 (a)	250,000	181,742
3.38%, 02/08/61 (a)	400,000	300,164
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	335,506
3.72%, 11/28/28 (a)	150,000	145,431
Burlington Resources LLC
7.40%, 12/01/31	200,000	242,012
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	99,057
3.90%, 02/01/25 (a)	130,000	128,133
2.05%, 07/15/25 (a)	150,000	139,989
3.85%, 06/01/27 (a)	250,000	238,932
6.45%, 06/30/33	195,000	206,831
6.25%, 03/15/38	180,000	188,359
6.75%, 02/01/39	150,000	162,810
4.95%, 06/01/47 (a)	100,000	94,779
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	100,000	102,687
4.25%, 04/15/27 (a)	200,000	197,172
4.40%, 04/15/29 (a)	200,000	193,566
2.65%, 01/15/32 (a)	100,000	82,260
5.25%, 06/15/37 (a)	200,000	192,104
6.75%, 11/15/39	250,000	273,180
5.40%, 06/15/47 (a)	100,000	97,584
3.75%, 02/15/52 (a)	150,000	116,081
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	250,000	257,407
5.88%, 03/31/25 (a)	300,000	306,294
5.13%, 06/30/27 (a)	200,000	199,862
3.70%, 11/15/29 (a)	200,000	184,274
2.74%, 12/31/39 (a)	200,000	156,650
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	148,455
1.55%, 05/11/25 (a)	450,000	424,786
2.95%, 05/16/26 (a)	300,000	290,760
2.00%, 05/11/27 (a)	200,000	184,866

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 05/11/30 (a)	300,000	263,373
3.08%, 05/11/50 (a)	200,000	159,634
Chevron USA, Inc.
3.90%, 11/15/24 (a)	200,000	201,774
0.69%, 08/12/25 (a)	100,000	91,439
1.02%, 08/12/27 (a)	150,000	130,886
3.85%, 01/15/28 (a)	200,000	197,880
3.25%, 10/15/29 (a)	100,000	93,871
6.00%, 03/01/41 (a)	50,000	57,853
5.25%, 11/15/43 (a)	100,000	105,833
2.34%, 08/12/50 (a)	150,000	103,772
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	199,560
5.80%, 06/01/45 (a)	100,000	103,045
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	99,292
2.40%, 03/07/25 (a)	300,000	290,325
6.95%, 04/15/29	200,000	228,870
6.50%, 02/01/39	300,000	352,896
3.76%, 03/15/42 (a)(d)	350,000	308,136
4.30%, 11/15/44 (a)	150,000	138,303
4.88%, 10/01/47 (a)	100,000	99,523
3.80%, 03/15/52 (a)	200,000	172,822
4.03%, 03/15/62 (a)(d)	407,000	347,318
Continental Resources, Inc.
3.80%, 06/01/24 (a)	50,000	49,301
4.38%, 01/15/28 (a)	250,000	234,940
4.90%, 06/01/44 (a)	100,000	78,300
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(d)	180,000	179,107
4.38%, 03/15/29 (a)(d)	100,000	96,896
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	200,712
5.13%, 05/15/29 (a)	200,000	195,386
3.25%, 02/15/32 (a)	200,000	167,594
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	155,422
5.25%, 10/15/27 (a)	130,000	130,982
5.88%, 06/15/28 (a)(d)	30,000	30,650
4.50%, 01/15/30 (a)	130,000	124,582
7.95%, 04/15/32	100,000	116,594
5.60%, 07/15/41 (a)	400,000	396,284
4.75%, 05/15/42 (a)	100,000	90,661
5.00%, 06/15/45 (a)	100,000	92,519
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	192,038
3.50%, 12/01/29 (a)	150,000	136,443
3.13%, 03/24/31 (a)	300,000	260,304
4.25%, 03/15/52 (a)	150,000	124,256
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	199,378
2.50%, 11/15/24 (a)	100,000	96,289
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(d)	200,000	180,854
4.80%, 11/01/43 (a)(d)	100,000	93,040
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	293,226
4.15%, 09/15/29 (a)	150,000	138,006
5.15%, 02/01/43 (a)	100,000	85,951
5.00%, 05/15/44 (a)	75,000	64,214
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	200,000	206,922
5.50%, 09/15/40 (a)	180,000	179,296
7.38%, 10/15/45 (a)	100,000	119,796
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	249,335
2.50%, 02/14/25	200,000	191,786
1.60%, 10/04/26 (a)	100,000	89,001
3.70%, 07/15/27 (a)	150,000	143,745
3.13%, 11/15/29 (a)	250,000	226,547
2.50%, 08/01/33 (a)	200,000	161,882
4.50%, 06/10/44 (a)	100,000	88,163
5.50%, 12/01/46 (a)	200,000	205,388
4.00%, 11/15/49 (a)	100,000	83,089
3.40%, 08/01/51 (a)	150,000	112,757
Energy Transfer LP
5.88%, 01/15/24 (a)	250,000	253,400
4.25%, 04/01/24 (a)	150,000	149,078
4.50%, 04/15/24 (a)	200,000	199,616
3.90%, 05/15/24 (a)	150,000	148,064
4.05%, 03/15/25 (a)	150,000	147,422
2.90%, 05/15/25 (a)	250,000	237,132
5.95%, 12/01/25 (a)	200,000	204,966
4.75%, 01/15/26 (a)	150,000	148,934
3.90%, 07/15/26 (a)	100,000	95,718
4.20%, 04/15/27 (a)	100,000	96,102
5.50%, 06/01/27 (a)	150,000	151,881
4.00%, 10/01/27 (a)	200,000	190,234
4.95%, 06/15/28 (a)	150,000	147,741
5.25%, 04/15/29 (a)	150,000	148,097
3.75%, 05/15/30 (a)	300,000	270,600
4.90%, 03/15/35 (a)	80,000	72,899
5.80%, 06/15/38 (a)	150,000	141,014
7.50%, 07/01/38	150,000	163,686
6.05%, 06/01/41 (a)	100,000	97,639
6.50%, 02/01/42 (a)	150,000	151,738
6.10%, 02/15/42	100,000	95,810
5.95%, 10/01/43 (a)	100,000	94,687
5.30%, 04/01/44 (a)	200,000	176,040
5.15%, 03/15/45 (a)	250,000	218,552
5.35%, 05/15/45 (a)	100,000	88,780
6.13%, 12/15/45 (a)	165,000	158,812
5.30%, 04/15/47 (a)	100,000	87,522
5.40%, 10/01/47 (a)	300,000	268,233
6.00%, 06/15/48 (a)	150,000	143,415
6.25%, 04/15/49 (a)	350,000	344,323
5.00%, 05/15/50 (a)	350,000	300,790
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	150,000	150,019
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	195,000	194,407
3.75%, 02/15/25 (a)	230,000	228,551
3.70%, 02/15/26 (a)	100,000	98,769
3.95%, 02/15/27 (a)	150,000	148,311
4.15%, 10/16/28 (a)	250,000	245,385
3.13%, 07/31/29 (a)	200,000	181,556
2.80%, 01/31/30 (a)	250,000	220,307
7.55%, 04/15/38	100,000	118,018
6.13%, 10/15/39	50,000	53,415
6.45%, 09/01/40	100,000	109,765
5.95%, 02/01/41	100,000	105,059
5.70%, 02/15/42	100,000	102,446
4.85%, 08/15/42 (a)	100,000	94,210
4.45%, 02/15/43 (a)	200,000	178,032
4.85%, 03/15/44 (a)	300,000	279,678
5.10%, 02/15/45 (a)	300,000	287,088
4.90%, 05/15/46 (a)	200,000	187,126
4.25%, 02/15/48 (a)	250,000	214,785
4.80%, 02/01/49 (a)	150,000	138,275
4.20%, 01/31/50 (a)	250,000	212,492
3.70%, 01/31/51 (a)	200,000	157,214

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 02/15/52 (a)	250,000	180,705
3.30%, 02/15/53 (a)	250,000	185,385
3.95%, 01/31/60 (a)	150,000	117,377
5.25%, 08/16/77 (a)(b)	200,000	175,152
5.38%, 02/15/78 (a)(b)	100,000	82,776
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	98,428
4.15%, 01/15/26 (a)	100,000	100,170
4.38%, 04/15/30 (a)	150,000	150,469
3.90%, 04/01/35 (a)	174,000	161,040
4.95%, 04/15/50 (a)	150,000	155,329
EQT Corp.
6.13%, 02/01/25 (a)(f)	200,000	205,670
3.90%, 10/01/27 (a)	250,000	237,147
5.00%, 01/15/29 (a)	100,000	98,054
7.00%, 02/01/30 (a)(f)	50,000	53,579
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	250,000	242,450
2.71%, 03/06/25 (a)	300,000	292,209
2.99%, 03/19/25 (a)	500,000	489,335
3.04%, 03/01/26 (a)	500,000	487,220
2.28%, 08/16/26 (a)	150,000	141,821
3.29%, 03/19/27 (a)	150,000	147,278
2.44%, 08/16/29 (a)	200,000	180,508
3.48%, 03/19/30 (a)	400,000	383,432
2.61%, 10/15/30 (a)	450,000	404,172
3.00%, 08/16/39 (a)	150,000	123,099
4.23%, 03/19/40 (a)	350,000	333,921
3.57%, 03/06/45 (a)	230,000	194,847
4.11%, 03/01/46 (a)	300,000	276,906
3.10%, 08/16/49 (a)	300,000	235,461
4.33%, 03/19/50 (a)	500,000	477,190
3.45%, 04/15/51 (a)	450,000	372,757
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	98,971
2.92%, 03/01/30 (a)	250,000	221,532
4.85%, 11/15/35 (a)	150,000	143,066
6.70%, 09/15/38	100,000	108,886
7.45%, 09/15/39	200,000	232,978
4.50%, 11/15/41 (a)	150,000	129,876
4.75%, 08/01/43 (a)	200,000	177,964
5.00%, 11/15/45 (a)	330,000	301,759
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	169,284
Hess Corp.
4.30%, 04/01/27 (a)	250,000	244,372
7.88%, 10/01/29	100,000	114,655
7.30%, 08/15/31	100,000	112,117
7.13%, 03/15/33	200,000	222,738
6.00%, 01/15/40	100,000	102,107
5.60%, 02/15/41	100,000	96,638
5.80%, 04/01/47 (a)	50,000	50,019
HF Sinclair Corp.
2.63%, 10/01/23 (d)	100,000	97,039
5.88%, 04/01/26 (a)(d)	150,000	151,021
4.50%, 10/01/30 (a)(d)	100,000	90,124
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (a)	100,000	100,076
4.30%, 05/01/24 (a)	296,000	297,208
7.30%, 08/15/33	200,000	223,110
5.80%, 03/15/35	150,000	151,929
6.95%, 01/15/38	330,000	358,241
6.55%, 09/15/40	150,000	155,814
7.50%, 11/15/40	100,000	112,623
5.63%, 09/01/41	50,000	46,869
5.00%, 08/15/42 (a)	100,000	90,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 11/01/42 (a)	45,000	38,697
5.00%, 03/01/43 (a)	100,000	90,292
5.50%, 03/01/44 (a)	200,000	187,688
5.40%, 09/01/44 (a)	195,000	181,369
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	244,343
1.75%, 11/15/26 (a)	100,000	89,435
4.30%, 03/01/28 (a)	200,000	195,678
2.00%, 02/15/31 (a)	250,000	198,947
7.75%, 01/15/32	150,000	174,469
5.30%, 12/01/34 (a)	250,000	245,462
5.55%, 06/01/45 (a)	330,000	321,097
5.05%, 02/15/46 (a)	200,000	182,562
5.20%, 03/01/48 (a)	100,000	93,208
3.25%, 08/01/50 (a)	100,000	69,940
3.60%, 02/15/51 (a)	150,000	111,830
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	177,584
5.15%, 10/15/43 (a)	150,000	138,323
4.85%, 02/01/49 (a)	150,000	134,004
3.95%, 03/01/50 (a)	150,000	118,119
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	194,612
6.80%, 03/15/32	100,000	107,068
6.60%, 10/01/37	150,000	157,903
5.20%, 06/01/45 (a)	100,000	91,756
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	130,000	128,847
4.70%, 05/01/25 (a)	200,000	201,398
5.13%, 12/15/26 (a)	100,000	102,809
3.80%, 04/01/28 (a)	100,000	94,676
6.50%, 03/01/41 (a)	200,000	215,864
4.75%, 09/15/44 (a)	150,000	132,348
4.50%, 04/01/48 (a)	50,000	42,128
5.00%, 09/15/54 (a)	100,000	89,680
MPLX LP
4.88%, 12/01/24 (a)	300,000	302,295
4.00%, 02/15/25 (a)	100,000	98,705
4.88%, 06/01/25 (a)	300,000	301,734
1.75%, 03/01/26 (a)	250,000	226,370
4.13%, 03/01/27 (a)	200,000	193,786
4.25%, 12/01/27 (a)	150,000	145,331
4.00%, 03/15/28 (a)	150,000	143,627
4.80%, 02/15/29 (a)	150,000	146,954
2.65%, 08/15/30 (a)	250,000	208,782
4.50%, 04/15/38 (a)	350,000	309,687
5.20%, 03/01/47 (a)	150,000	136,637
5.20%, 12/01/47 (a)	100,000	90,587
4.70%, 04/15/48 (a)	150,000	128,694
5.50%, 02/15/49 (a)	300,000	286,173
4.95%, 03/14/52 (a)	250,000	220,687
4.90%, 04/15/58 (a)	100,000	84,315
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	100,679
5.50%, 01/15/26 (a)	100,000	101,196
3.95%, 09/15/27 (a)	100,000	92,636
4.75%, 09/01/28 (a)	100,000	96,785
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	193,192
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	88,732
3.95%, 12/01/42 (a)	150,000	109,130
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	150,274
6.65%, 10/01/36	100,000	102,735

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.85%, 10/15/37	150,000	156,648
6.13%, 02/01/41 (a)	150,000	146,174
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	145,362
2.20%, 09/15/25 (a)	50,000	46,812
5.85%, 01/15/26 (a)	155,000	159,289
4.55%, 07/15/28 (a)	150,000	145,580
3.40%, 09/01/29 (a)	150,000	132,972
3.10%, 03/15/30 (a)	200,000	172,888
6.35%, 01/15/31 (a)	220,000	230,569
5.20%, 07/15/48 (a)	250,000	225,127
4.45%, 09/01/49 (a)	150,000	120,558
4.50%, 03/15/50 (a)	50,000	40,357
7.15%, 01/15/51 (a)	100,000	107,426
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	203,402
Ovintiv, Inc.
7.38%, 11/01/31	200,000	217,974
6.50%, 08/15/34	200,000	206,644
6.63%, 08/15/37	100,000	103,565
Phillips 66
3.85%, 04/09/25 (a)	150,000	148,760
1.30%, 02/15/26 (a)	50,000	45,268
3.90%, 03/15/28 (a)	150,000	144,314
2.15%, 12/15/30 (a)	150,000	123,174
4.65%, 11/15/34 (a)	150,000	145,002
5.88%, 05/01/42	300,000	321,978
4.88%, 11/15/44 (a)	200,000	191,990
3.30%, 03/15/52 (a)	200,000	149,140
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(d)	50,000	47,610
3.61%, 02/15/25 (a)(d)	130,000	127,451
3.55%, 10/01/26 (a)	150,000	144,225
3.75%, 03/01/28 (a)	100,000	94,458
3.15%, 12/15/29 (a)(d)	100,000	88,911
4.68%, 02/15/45 (a)(d)	100,000	91,548
4.90%, 10/01/46 (a)(d)	100,000	94,529
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	178,804
1.90%, 08/15/30 (a)	200,000	163,332
2.15%, 01/15/31 (a)	200,000	164,860
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	200,000	195,646
4.65%, 10/15/25 (a)	250,000	247,657
4.50%, 12/15/26 (a)	230,000	224,236
3.55%, 12/15/29 (a)	150,000	131,636
3.80%, 09/15/30 (a)	150,000	133,041
6.65%, 01/15/37	100,000	100,600
5.15%, 06/01/42 (a)	100,000	84,259
4.30%, 01/31/43 (a)	100,000	75,256
4.70%, 06/15/44 (a)	100,000	79,275
4.90%, 02/15/45 (a)	100,000	81,491
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	380,000	385,825
5.63%, 03/01/25 (a)	250,000	254,787
5.88%, 06/30/26 (a)	200,000	205,918
5.00%, 03/15/27 (a)	250,000	249,437
4.20%, 03/15/28 (a)	350,000	334,103
4.50%, 05/15/30 (a)	375,000	359,194
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	140,352
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	199,946
2.65%, 06/26/30 (a)	200,000	177,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Shell International Finance BV
0.38%, 09/15/23	200,000	193,328
3.50%, 11/13/23 (a)	250,000	249,717
2.00%, 11/07/24 (a)	200,000	193,888
3.25%, 05/11/25	430,000	423,550
2.88%, 05/10/26	200,000	193,052
2.50%, 09/12/26	250,000	237,025
3.88%, 11/13/28 (a)	300,000	294,336
2.38%, 11/07/29 (a)	150,000	132,492
2.75%, 04/06/30 (a)	300,000	270,420
4.13%, 05/11/35	200,000	190,866
6.38%, 12/15/38	500,000	582,650
5.50%, 03/25/40	250,000	270,612
2.88%, 11/26/41 (a)	50,000	38,929
3.63%, 08/21/42	80,000	68,267
4.55%, 08/12/43	150,000	144,408
4.38%, 05/11/45	530,000	496,843
4.00%, 05/10/46	430,000	381,139
3.75%, 09/12/46	200,000	172,416
3.13%, 11/07/49 (a)	200,000	155,632
3.25%, 04/06/50 (a)	400,000	318,328
3.00%, 11/26/51 (a)	200,000	150,668
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	100,546
4.50%, 03/15/45 (a)	150,000	131,702
Suncor Energy, Inc.
5.35%, 07/15/33	100,000	99,680
5.95%, 05/15/35	200,000	204,864
6.80%, 05/15/38	100,000	110,659
6.50%, 06/15/38	250,000	270,202
6.85%, 06/01/39	200,000	224,036
4.00%, 11/15/47 (a)	100,000	84,172
3.75%, 03/04/51 (a)	150,000	119,931
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	200,064
4.20%, 02/01/33 (a)	150,000	135,002
4.95%, 04/15/52 (a)	150,000	129,632
6.25%, 07/01/52 (a)	100,000	102,233
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	257,322
5.50%, 03/01/30 (a)	150,000	145,572
4.88%, 02/01/31 (a)	250,000	232,407
4.00%, 01/15/32 (a)	250,000	220,342
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	149,660
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	215,990
The Williams Cos., Inc.
4.50%, 11/15/23 (a)	150,000	150,492
4.30%, 03/04/24 (a)	450,000	450,207
4.55%, 06/24/24 (a)	100,000	100,290
3.90%, 01/15/25 (a)	100,000	98,817
3.75%, 06/15/27 (a)	200,000	193,178
7.50%, 01/15/31	150,000	170,343
2.60%, 03/15/31 (a)	300,000	250,740
8.75%, 03/15/32	150,000	185,577
6.30%, 04/15/40	200,000	213,870
5.80%, 11/15/43 (a)	122,000	122,074
5.40%, 03/04/44 (a)	100,000	96,072
5.75%, 06/24/44 (a)	100,000	101,106
4.90%, 01/15/45 (a)	100,000	90,088
5.10%, 09/15/45 (a)	100,000	93,842
4.85%, 03/01/48 (a)	150,000	136,319
3.50%, 10/15/51 (a)	150,000	112,331
5.30%, 08/15/52 (a)	150,000	146,406

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	200,176
3.75%, 04/10/24	200,000	200,466
2.43%, 01/10/25 (a)	150,000	145,301
3.46%, 02/19/29 (a)	300,000	287,559
2.83%, 01/10/30 (a)	200,000	181,500
2.99%, 06/29/41 (a)	100,000	79,952
3.46%, 07/12/49 (a)	200,000	164,856
3.13%, 05/29/50 (a)	450,000	349,798
3.39%, 06/29/60 (a)	200,000	156,112
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	147,174
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	100,000	99,716
4.88%, 01/15/26 (a)	200,000	201,978
4.25%, 05/15/28 (a)	450,000	439,290
4.10%, 04/15/30 (a)	200,000	190,246
2.50%, 10/12/31 (a)	200,000	165,008
4.63%, 03/01/34 (a)	350,000	335,247
5.60%, 03/31/34	100,000	101,376
5.85%, 03/15/36	100,000	103,715
6.20%, 10/15/37	150,000	161,635
4.75%, 05/15/38 (a)	100,000	95,093
7.63%, 01/15/39	150,000	183,603
6.10%, 06/01/40	150,000	160,045
5.00%, 10/16/43 (a)	100,000	95,422
4.88%, 05/15/48 (a)	250,000	240,687
5.10%, 03/15/49 (a)	250,000	248,327
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	218,658
3.25%, 05/15/30 (a)	200,000	178,776
5.40%, 08/15/41 (a)	100,000	99,986
4.60%, 03/15/48 (a)	100,000	90,991
3.95%, 05/15/50 (a)	100,000	83,441
Valero Energy Corp.
1.20%, 03/15/24	200,000	191,554
2.85%, 04/15/25 (a)	86,000	83,312
3.40%, 09/15/26 (a)	200,000	195,144
2.15%, 09/15/27 (a)	150,000	133,922
4.00%, 04/01/29 (a)	150,000	143,924
2.80%, 12/01/31 (a)	200,000	168,620
7.50%, 04/15/32	150,000	174,492
6.63%, 06/15/37	200,000	217,374
4.90%, 03/15/45	130,000	120,626
3.65%, 12/01/51 (a)	200,000	152,862
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	148,548
		75,584,584
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	78,972
California Institute of Technology
4.32%, 08/01/45	100,000	96,943
3.65%, 09/01/19 (a)	200,000	144,464
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	296,031
Duke University
2.68%, 10/01/44	100,000	79,650
2.76%, 10/01/50	100,000	75,445
2.83%, 10/01/55	100,000	75,352
Emory University
2.97%, 09/01/50 (a)	250,000	195,180
Johns Hopkins University
4.08%, 07/01/53	100,000	95,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	145,569
2.99%, 07/01/50 (a)	100,000	80,828
2.29%, 07/01/51 (a)	100,000	69,295
5.60%, 07/01/11	150,000	176,512
4.68%, 07/01/14	100,000	98,428
Northeastern University
2.89%, 10/01/50	150,000	109,550
Northwestern University
4.64%, 12/01/44	100,000	102,695
2.64%, 12/01/50 (a)	100,000	75,325
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	84,738
2.52%, 10/15/50 (a)	100,000	73,705
3.30%, 07/15/56 (a)	100,000	83,279
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	212,767
3.05%, 10/01/41 (a)	150,000	104,954
The American University
3.67%, 04/01/49	100,000	84,500
The George Washington University
4.30%, 09/15/44	100,000	91,239
4.87%, 09/15/45	50,000	50,330
4.13%, 09/15/48 (a)	150,000	136,603
The Georgetown University
4.32%, 04/01/49 (a)	50,000	45,496
2.94%, 04/01/50	100,000	71,659
5.22%, 10/01/18 (a)	50,000	47,802
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	178,104
3.65%, 05/01/48 (a)	100,000	92,640
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	105,327
4.67%, 09/01/12	50,000	47,794
The Trustees of the University of Princeton
5.70%, 03/01/39	200,000	231,168
2.52%, 07/01/50 (a)	100,000	75,041
The University of Chicago
2.76%, 04/01/45 (a)	100,000	80,200
2.55%, 04/01/50 (a)	100,000	73,643
3.00%, 10/01/52 (a)	150,000	117,807
The Washington University
3.52%, 04/15/54 (a)	200,000	172,140
4.35%, 04/15/22 (a)	100,000	85,025
Trustees of Boston College
3.13%, 07/01/52	150,000	112,251
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	87,035
University of Southern California
3.03%, 10/01/39	150,000	127,309
3.84%, 10/01/47 (a)	150,000	137,143
2.95%, 10/01/51 (a)	100,000	76,254
3.23%, 10/01/20 (a)	100,000	65,194
William Marsh Rice University
3.57%, 05/15/45	200,000	178,792
Yale University
1.48%, 04/15/30 (a)	50,000	42,083
2.40%, 04/15/50 (a)	100,000	72,482
		5,240,449

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	200,000	191,918
3.25%, 02/01/25 (a)	150,000	148,563
2.15%, 02/01/27 (a)	200,000	187,334
2.30%, 02/01/30 (a)	200,000	177,430
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	150,000	142,302
Alphabet, Inc.
3.38%, 02/25/24	145,000	144,742
0.45%, 08/15/25 (a)	150,000	137,115
2.00%, 08/15/26 (a)	400,000	377,264
0.80%, 08/15/27 (a)	250,000	218,540
1.10%, 08/15/30 (a)	250,000	204,070
1.90%, 08/15/40 (a)	250,000	176,840
2.05%, 08/15/50 (a)	500,000	330,200
2.25%, 08/15/60 (a)	425,000	272,786
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	124,949
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	97,840
3.50%, 12/05/26 (a)	100,000	98,333
1.70%, 10/01/28 (a)	200,000	175,336
2.10%, 10/01/31 (a)	200,000	169,954
2.80%, 10/01/41 (a)	200,000	156,548
2.95%, 10/01/51 (a)	250,000	189,710
Apple Inc.
3.00%, 02/09/24 (a)	350,000	347,287
3.45%, 05/06/24	400,000	399,564
2.85%, 05/11/24 (a)	300,000	296,475
1.80%, 09/11/24 (a)	100,000	96,721
2.75%, 01/13/25 (a)	300,000	294,324
2.50%, 02/09/25	289,000	281,648
1.13%, 05/11/25 (a)	400,000	373,800
3.20%, 05/13/25	300,000	296,268
0.55%, 08/20/25 (a)	250,000	228,200
0.70%, 02/08/26 (a)	500,000	451,885
3.25%, 02/23/26 (a)	280,000	275,761
2.45%, 08/04/26 (a)	300,000	285,501
2.05%, 09/11/26 (a)	450,000	420,934
3.35%, 02/09/27 (a)	400,000	393,740
3.20%, 05/11/27 (a)	350,000	341,449
3.00%, 06/20/27 (a)	200,000	194,338
2.90%, 09/12/27 (a)	400,000	382,916
3.00%, 11/13/27 (a)	150,000	144,179
1.20%, 02/08/28 (a)	500,000	435,135
1.40%, 08/05/28 (a)	450,000	391,743
2.20%, 09/11/29 (a)	350,000	313,183
1.65%, 05/11/30 (a)	400,000	339,808
1.25%, 08/20/30 (a)	300,000	245,337
1.65%, 02/08/31 (a)	500,000	416,005
1.70%, 08/05/31 (a)	200,000	166,720
3.35%, 08/08/32 (a)	250,000	236,537
4.50%, 02/23/36 (a)	200,000	207,228
2.38%, 02/08/41 (a)	300,000	226,518
3.85%, 05/04/43	480,000	441,773
4.45%, 05/06/44	150,000	150,126
3.45%, 02/09/45	400,000	347,492
4.38%, 05/13/45	300,000	295,530
4.65%, 02/23/46 (a)	600,000	614,898
3.85%, 08/04/46 (a)	400,000	364,348
4.25%, 02/09/47 (a)	195,000	191,041
3.75%, 09/12/47 (a)	250,000	224,330
3.75%, 11/13/47 (a)	200,000	179,962
2.95%, 09/11/49 (a)	200,000	156,292
2.65%, 05/11/50 (a)	400,000	293,240
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 08/20/50 (a)	300,000	209,067
2.65%, 02/08/51 (a)	500,000	366,225
2.70%, 08/05/51 (a)	350,000	258,888
3.95%, 08/08/52 (a)	250,000	230,880
2.55%, 08/20/60 (a)	400,000	272,016
2.80%, 02/08/61 (a)	250,000	176,247
2.85%, 08/05/61 (a)	300,000	213,198
4.10%, 08/08/62 (a)	200,000	183,936
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	150,429
3.30%, 04/01/27 (a)	150,000	146,850
1.75%, 06/01/30 (a)	150,000	126,084
5.10%, 10/01/35 (a)	150,000	158,782
5.85%, 06/15/41	100,000	114,989
4.35%, 04/01/47 (a)	150,000	145,314
2.75%, 06/01/50 (a)	200,000	149,146
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	244,405
2.95%, 02/15/32 (a)	100,000	81,112
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	201,456
2.85%, 01/15/30 (a)	100,000	88,842
2.40%, 12/15/31 (a)	200,000	165,448
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	198,152
1.70%, 05/15/28 (a)	200,000	179,152
1.25%, 09/01/30 (a)	200,000	163,786
Avnet, Inc.
5.50%, 06/01/32 (a)	150,000	143,328
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	199,498
4.13%, 06/30/25	500,000	493,570
1.72%, 04/09/26 (a)	200,000	181,656
4.88%, 11/14/28 (a)	200,000	199,430
2.38%, 10/09/30 (a)	200,000	166,906
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	150,000	148,932
3.13%, 01/15/25 (a)	100,000	97,717
3.88%, 01/15/27 (a)	600,000	577,314
3.50%, 01/15/28 (a)	150,000	138,858
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	148,425
3.15%, 11/15/25 (a)	100,000	96,486
3.46%, 09/15/26 (a)	156,000	149,679
1.95%, 02/15/28 (a)(d)	250,000	214,685
4.11%, 09/15/28 (a)	250,000	238,065
4.75%, 04/15/29 (a)	400,000	393,308
5.00%, 04/15/30 (a)	50,000	48,922
4.15%, 11/15/30 (a)	250,000	228,440
2.45%, 02/15/31 (a)(d)	450,000	359,329
4.15%, 04/15/32 (a)(d)	250,000	223,942
4.30%, 11/15/32 (a)	350,000	315,864
2.60%, 02/15/33 (a)(d)	400,000	307,940
3.42%, 04/15/33 (a)(d)	350,000	288,890
3.47%, 04/15/34 (a)(d)	650,000	527,598
3.14%, 11/15/35 (a)(d)	650,000	493,155
3.19%, 11/15/36 (a)(d)	300,000	222,816
4.93%, 05/15/37 (a)(d)	463,000	413,524
3.50%, 02/15/41 (a)(d)	450,000	339,228
3.75%, 02/15/51 (a)(d)	350,000	258,842
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	96,796
2.90%, 12/01/29 (a)	150,000	132,080
2.60%, 05/01/31 (a)	200,000	168,512

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	197,284
2.67%, 12/01/26 (a)	200,000	179,928
4.25%, 04/01/28 (a)	200,000	185,148
3.25%, 02/15/29 (a)	200,000	174,066
3.57%, 12/01/31 (a)	200,000	168,712
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	79,469
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	150,000	148,064
3.50%, 06/15/25	362,000	361,707
2.95%, 02/28/26	200,000	195,856
2.50%, 09/20/26 (a)	100,000	96,054
5.90%, 02/15/39	100,000	113,610
5.50%, 01/15/40	650,000	709,644
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	250,000	245,532
4.50%, 12/01/27 (a)	100,000	99,923
3.30%, 03/01/30 (a)	125,000	122,913
Corning, Inc.
5.75%, 08/15/40	100,000	104,149
4.75%, 03/15/42	100,000	93,269
5.35%, 11/15/48 (a)	100,000	99,325
3.90%, 11/15/49 (a)	100,000	78,542
4.38%, 11/15/57 (a)	100,000	82,592
5.85%, 11/15/68 (a)	100,000	96,784
5.45%, 11/15/79 (a)	190,000	174,726
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	249,132
5.85%, 07/15/25 (a)	200,000	207,124
6.02%, 06/15/26 (a)	680,000	706,744
4.90%, 10/01/26 (a)	350,000	351,606
6.10%, 07/15/27 (a)	100,000	105,338
5.30%, 10/01/29 (a)	300,000	298,545
6.20%, 07/15/30 (a)	200,000	208,080
8.10%, 07/15/36 (a)	189,000	219,845
3.38%, 12/15/41 (a)(d)	150,000	105,482
8.35%, 07/15/46 (a)	150,000	182,596
3.45%, 12/15/51 (a)(d)	250,000	163,350
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	132,336
2.38%, 09/15/28 (a)	150,000	127,694
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	145,010
2.60%, 12/15/25 (a)	100,000	93,949
3.10%, 05/15/30 (a)	100,000	87,524
2.35%, 09/15/31 (a)	250,000	201,680
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	144,543
1.25%, 07/15/25 (a)	50,000	45,796
1.00%, 09/15/25 (a)	200,000	180,482
2.90%, 11/18/26 (a)	100,000	93,417
1.55%, 03/15/28 (a)	250,000	212,137
3.20%, 11/18/29 (a)	200,000	179,240
2.15%, 07/15/30 (a)	300,000	245,097
2.50%, 05/15/31 (a)	200,000	164,560
3.90%, 04/15/32 (a)	200,000	181,662
3.00%, 07/15/50 (a)	100,000	68,877
2.95%, 09/15/51 (a)	50,000	33,895
3.40%, 02/15/52 (a)	150,000	110,591
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	87,163
Fidelity National Information Services, Inc.
0.60%, 03/01/24	150,000	142,286
1.15%, 03/01/26 (a)	250,000	221,802
1.65%, 03/01/28 (a)	200,000	171,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 05/21/29 (a)	100,000	94,037
2.25%, 03/01/31 (a)	200,000	162,752
3.10%, 03/01/41 (a)	200,000	145,600
Fiserv, Inc.
3.80%, 10/01/23 (a)	150,000	149,742
2.75%, 07/01/24 (a)	250,000	243,870
3.85%, 06/01/25 (a)	100,000	98,518
3.20%, 07/01/26 (a)	450,000	428,467
2.25%, 06/01/27 (a)	250,000	224,932
4.20%, 10/01/28 (a)	150,000	145,599
3.50%, 07/01/29 (a)	650,000	595,042
2.65%, 06/01/30 (a)	150,000	128,316
4.40%, 07/01/49 (a)	375,000	324,746
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	99,449
3.75%, 02/01/26 (a)	150,000	143,081
4.88%, 06/15/29 (a)	100,000	94,831
4.88%, 05/12/30 (a)	200,000	189,256
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	132,740
2.20%, 03/15/31 (a)	100,000	79,285
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	200,000	195,368
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	93,572
2.65%, 02/15/25 (a)	250,000	238,182
1.20%, 03/01/26 (a)	200,000	176,560
2.15%, 01/15/27 (a)	150,000	133,211
4.45%, 06/01/28 (a)	100,000	96,245
3.20%, 08/15/29 (a)	200,000	174,906
2.90%, 05/15/30 (a)	225,000	189,272
2.90%, 11/15/31 (a)	150,000	121,617
5.40%, 08/15/32 (a)	150,000	147,113
4.15%, 08/15/49 (a)	100,000	76,653
5.95%, 08/15/52 (a)	150,000	145,631
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	350,000	336,371
4.90%, 10/15/25 (a)	350,000	355,579
1.75%, 04/01/26 (a)	400,000	366,808
6.20%, 10/15/35 (a)	150,000	160,069
6.35%, 10/15/45 (a)	262,000	263,488
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,578
1.45%, 06/17/26 (a)	200,000	178,514
3.00%, 06/17/27 (a)	300,000	277,908
4.00%, 04/15/29 (a)	200,000	187,642
3.40%, 06/17/30 (a)	200,000	173,428
2.65%, 06/17/31 (a)	200,000	159,164
5.50%, 01/15/33 (a)	300,000	288,753
6.00%, 09/15/41	250,000	243,227
Intel Corp.
2.88%, 05/11/24 (a)	300,000	296,160
3.40%, 03/25/25 (a)	350,000	345,852
3.70%, 07/29/25 (a)	450,000	448,015
2.60%, 05/19/26 (a)	150,000	143,724
3.75%, 03/25/27 (a)	250,000	246,965
1.60%, 08/12/28 (a)	400,000	347,048
2.45%, 11/15/29 (a)	450,000	395,545
3.90%, 03/25/30 (a)	300,000	290,244
2.00%, 08/12/31 (a)	300,000	247,635
4.15%, 08/05/32 (a)	200,000	193,652
4.00%, 12/15/32	150,000	144,428
4.60%, 03/25/40 (a)	150,000	143,139
4.80%, 10/01/41	95,000	93,549
4.25%, 12/15/42	100,000	90,489
4.10%, 05/19/46 (a)	250,000	221,187

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 05/11/47 (a)	100,000	87,767
3.73%, 12/08/47 (a)	350,000	286,142
3.25%, 11/15/49 (a)	300,000	223,923
4.75%, 03/25/50 (a)	400,000	382,336
3.05%, 08/12/51 (a)	250,000	179,967
4.90%, 08/05/52 (a)	300,000	292,998
3.10%, 02/15/60 (a)	160,000	109,901
4.95%, 03/25/60 (a)	250,000	240,072
3.20%, 08/12/61 (a)	200,000	140,772
5.05%, 08/05/62 (a)	200,000	194,138
International Business Machines Corp.
3.63%, 02/12/24	400,000	399,104
3.00%, 05/15/24	450,000	444,330
3.45%, 02/19/26	300,000	294,204
3.30%, 05/15/26	550,000	533,434
3.30%, 01/27/27	150,000	145,337
1.70%, 05/15/27 (a)	300,000	269,601
6.22%, 08/01/27	130,000	141,976
3.50%, 05/15/29	650,000	614,120
1.95%, 05/15/30 (a)	200,000	167,116
4.40%, 07/27/32 (a)	200,000	196,892
4.15%, 05/15/39	450,000	406,710
5.60%, 11/30/39	150,000	158,586
2.85%, 05/15/40 (a)	200,000	152,978
4.00%, 06/20/42	200,000	173,166
4.70%, 02/19/46	150,000	142,247
4.25%, 05/15/49	650,000	578,350
2.95%, 05/15/50 (a)	200,000	141,738
3.43%, 02/09/52 (a)	150,000	115,401
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	92,147
1.35%, 07/15/27 (a)	150,000	131,957
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	178,684
3.60%, 01/15/30 (a)	100,000	87,933
3.00%, 01/15/31 (a)	200,000	167,078
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	89,679
3.75%, 08/15/29 (a)	150,000	136,493
5.95%, 03/15/41	100,000	96,381
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,668
3.00%, 10/30/29 (a)	100,000	87,776
KLA Corp.
4.65%, 11/01/24 (a)	230,000	233,570
4.10%, 03/15/29 (a)	100,000	99,522
4.65%, 07/15/32 (a)	200,000	203,672
5.00%, 03/15/49 (a)	100,000	101,475
3.30%, 03/01/50 (a)	100,000	78,292
4.95%, 07/15/52 (a)	200,000	201,610
5.25%, 07/15/62 (a)	100,000	102,200
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(d)	150,000	124,439
3.15%, 10/15/31 (a)(d)	150,000	105,153
4.10%, 10/15/41 (a)(d)	150,000	92,012
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	129,462
3.75%, 03/15/26 (a)	200,000	199,394
4.00%, 03/15/29 (a)	150,000	147,501
1.90%, 06/15/30 (a)	200,000	168,300
4.88%, 03/15/49 (a)	150,000	154,099
2.88%, 06/15/50 (a)	200,000	147,626
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	146,595
4.38%, 05/15/30 (a)	150,000	138,927
2.30%, 02/15/31 (a)	250,000	196,405
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,035
2.45%, 04/15/28 (a)	100,000	86,997
4.88%, 06/22/28 (a)	100,000	98,203
2.95%, 04/15/31 (a)	100,000	82,503
Mastercard, Inc.
2.00%, 03/03/25 (a)	250,000	239,952
2.95%, 11/21/26 (a)	250,000	241,875
3.30%, 03/26/27 (a)	150,000	146,966
3.50%, 02/26/28 (a)	100,000	98,091
2.95%, 06/01/29 (a)	150,000	140,234
3.35%, 03/26/30 (a)	300,000	285,603
1.90%, 03/15/31 (a)	150,000	128,418
3.80%, 11/21/46 (a)	100,000	90,750
3.95%, 02/26/48 (a)	150,000	138,141
3.65%, 06/01/49 (a)	250,000	219,755
3.85%, 03/26/50 (a)	200,000	180,990
2.95%, 03/15/51 (a)	150,000	115,950
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	96,078
Microchip Technology, Inc.
2.67%, 09/01/23	200,000	197,154
0.97%, 02/15/24	200,000	190,402
0.98%, 09/01/24	200,000	186,762
4.25%, 09/01/25 (a)	250,000	248,477
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	150,428
4.19%, 02/15/27 (a)	150,000	146,187
5.33%, 02/06/29 (a)	200,000	197,478
4.66%, 02/15/30 (a)	150,000	141,320
2.70%, 04/15/32 (a)	200,000	155,802
3.48%, 11/01/51 (a)	150,000	100,412
Microsoft Corp.
3.63%, 12/15/23 (a)	150,000	150,372
2.88%, 02/06/24 (a)	250,000	247,545
2.70%, 02/12/25 (a)	450,000	442,584
3.13%, 11/03/25 (a)	530,000	521,541
2.40%, 08/08/26 (a)	800,000	764,600
3.30%, 02/06/27 (a)	750,000	737,895
3.50%, 02/12/35 (a)	250,000	239,427
4.20%, 11/03/35 (a)	250,000	254,465
3.45%, 08/08/36 (a)	350,000	329,903
4.10%, 02/06/37 (a)	150,000	150,853
5.30%, 02/08/41	100,000	113,257
3.50%, 11/15/42	200,000	179,708
4.45%, 11/03/45 (a)	100,000	103,055
3.70%, 08/08/46 (a)	449,000	414,117
4.25%, 02/06/47 (a)	200,000	200,496
2.53%, 06/01/50 (a)	1,050,000	766,122
2.92%, 03/17/52 (a)	1,025,000	809,791
4.00%, 02/12/55 (a)	100,000	94,463
3.95%, 08/08/56 (a)	150,000	140,474
4.50%, 02/06/57 (a)	150,000	155,728
2.68%, 06/01/60 (a)	629,000	448,307
3.04%, 03/17/62 (a)	445,000	340,879
Moody's Corp.
3.75%, 03/24/25 (a)	200,000	198,162
3.25%, 01/15/28 (a)	100,000	94,391
4.25%, 02/01/29 (a)	150,000	148,322
2.00%, 08/19/31 (a)	200,000	161,652
4.88%, 12/17/48 (a)	100,000	97,295
3.25%, 05/20/50 (a)	100,000	75,125
2.55%, 08/18/60 (a)	150,000	92,282
3.10%, 11/29/61 (a)	100,000	69,099

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	147,723
4.60%, 05/23/29 (a)	150,000	144,678
2.30%, 11/15/30 (a)	100,000	79,610
2.75%, 05/24/31 (a)	150,000	122,219
5.60%, 06/01/32 (a)	150,000	150,725
5.50%, 09/01/44	100,000	94,385
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	233,655
2.38%, 06/22/27 (a)	150,000	138,038
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	189,644
3.20%, 09/16/26 (a)	200,000	197,014
1.55%, 06/15/28 (a)	250,000	218,022
2.85%, 04/01/30 (a)	250,000	225,990
2.00%, 06/15/31 (a)	250,000	211,265
3.50%, 04/01/40 (a)	200,000	172,678
3.50%, 04/01/50 (a)	400,000	333,608
3.70%, 04/01/60 (a)	100,000	82,039
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	200,000	201,060
5.35%, 03/01/26 (a)	250,000	254,815
2.50%, 05/11/31 (a)	200,000	161,622
3.25%, 05/11/41 (a)	200,000	146,186
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	166,287
4.30%, 06/18/29 (a)	150,000	141,840
3.40%, 05/01/30 (a)	200,000	177,236
2.65%, 02/15/32 (a)	200,000	161,690
5.00%, 01/15/33 (a)	200,000	193,702
3.13%, 02/15/42 (a)	100,000	71,660
3.25%, 11/30/51 (a)	100,000	68,045
Oracle Corp.
2.40%, 09/15/23 (a)	500,000	491,520
3.40%, 07/08/24 (a)	250,000	246,505
2.95%, 11/15/24 (a)	450,000	437,656
2.50%, 04/01/25 (a)	550,000	522,192
2.95%, 05/15/25 (a)	501,000	480,594
1.65%, 03/25/26 (a)	550,000	496,248
2.65%, 07/15/26 (a)	600,000	553,590
2.80%, 04/01/27 (a)	400,000	366,508
3.25%, 11/15/27 (a)	400,000	370,040
2.30%, 03/25/28 (a)	400,000	348,356
2.95%, 04/01/30 (a)	500,000	426,490
3.25%, 05/15/30 (a)	200,000	174,252
2.88%, 03/25/31 (a)	550,000	456,285
4.30%, 07/08/34 (a)	300,000	261,543
3.90%, 05/15/35 (a)	250,000	203,972
3.85%, 07/15/36 (a)	200,000	159,664
3.80%, 11/15/37 (a)	200,000	155,998
6.50%, 04/15/38	200,000	205,976
6.13%, 07/08/39	250,000	247,202
3.60%, 04/01/40 (a)	500,000	364,555
5.38%, 07/15/40	400,000	360,736
3.65%, 03/25/41 (a)	400,000	292,956
4.50%, 07/08/44 (a)	230,000	184,658
4.13%, 05/15/45 (a)	300,000	224,364
4.00%, 07/15/46 (a)	470,000	344,350
4.00%, 11/15/47 (a)	400,000	290,776
3.60%, 04/01/50 (a)	850,000	579,921
3.95%, 03/25/51 (a)	600,000	432,198
4.38%, 05/15/55 (a)	250,000	187,807
3.85%, 04/01/60 (a)	650,000	433,446
4.10%, 03/25/61 (a)	300,000	209,388
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	243,460
1.65%, 06/01/25 (a)	150,000	141,329
2.65%, 10/01/26 (a)	250,000	237,375
3.90%, 06/01/27 (a)	150,000	148,257
2.85%, 10/01/29 (a)	300,000	271,965
2.30%, 06/01/30 (a)	200,000	172,168
4.40%, 06/01/32 (a)	200,000	197,082
3.25%, 06/01/50 (a)	150,000	113,526
5.05%, 06/01/52 (a)	200,000	196,316
5.25%, 06/01/62 (a)	50,000	49,572
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	178,254
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	147,792
3.45%, 05/20/25 (a)	250,000	247,425
3.25%, 05/20/27 (a)	350,000	341,733
1.30%, 05/20/28 (a)	217,000	187,403
2.15%, 05/20/30 (a)	200,000	175,134
1.65%, 05/20/32 (a)	283,000	227,586
4.65%, 05/20/35 (a)	100,000	101,049
4.80%, 05/20/45 (a)	250,000	252,427
4.30%, 05/20/47 (a)	200,000	188,448
3.25%, 05/20/50 (a)	175,000	142,713
4.50%, 05/20/52 (a)	200,000	193,936
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	144,786
3.00%, 05/22/30 (a)	100,000	89,697
S&P Global, Inc.
2.45%, 03/01/27 (a)(d)	200,000	186,672
4.75%, 08/01/28 (a)(d)	150,000	153,783
2.70%, 03/01/29 (a)(d)	250,000	227,850
4.25%, 05/01/29 (a)(d)	175,000	172,800
2.50%, 12/01/29 (a)	100,000	88,581
1.25%, 08/15/30 (a)	150,000	120,144
2.90%, 03/01/32 (a)(d)	300,000	266,535
3.25%, 12/01/49 (a)	100,000	78,981
3.70%, 03/01/52 (a)(d)	200,000	172,362
2.30%, 08/15/60 (a)	100,000	60,895
3.90%, 03/01/62 (a)(d)	100,000	86,318
salesforce.com, Inc.
0.63%, 07/15/24 (a)	200,000	189,368
3.70%, 04/11/28 (a)	300,000	297,108
1.95%, 07/15/31 (a)	300,000	253,332
2.70%, 07/15/41 (a)	350,000	267,613
2.90%, 07/15/51 (a)	350,000	259,070
3.05%, 07/15/61 (a)	150,000	108,168
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	235,809
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	89,111
3.00%, 06/01/31 (a)	100,000	81,519
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	250,000	219,015
2.38%, 08/09/28 (a)	200,000	168,100
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	123,534
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	180,400
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	141,543
1.13%, 09/15/26 (a)	150,000	136,275
2.90%, 11/03/27 (a)	75,000	71,560
2.25%, 09/04/29 (a)	100,000	89,223
1.75%, 05/04/30 (a)	200,000	170,474

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 09/15/31 (a)	100,000	84,449
3.88%, 03/15/39 (a)	150,000	140,423
4.15%, 05/15/48 (a)	300,000	287,241
2.70%, 09/15/51 (a)	100,000	75,136
The Western Union Co.
2.85%, 01/10/25 (a)	100,000	96,023
1.35%, 03/15/26 (a)	200,000	177,172
6.20%, 11/17/36	100,000	99,381
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	150,548
3.35%, 05/15/26 (a)	150,000	145,502
5.50%, 08/15/35	100,000	101,180
5.65%, 11/23/43 (a)	150,000	151,593
Trimble, Inc.
4.75%, 12/01/24 (a)	50,000	50,291
4.90%, 06/15/28 (a)	100,000	98,895
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	226,197
3.88%, 04/22/27 (a)	200,000	196,762
2.50%, 10/25/31 (a)	250,000	211,742
4.25%, 04/22/32 (a)	200,000	197,114
3.13%, 10/25/41 (a)	250,000	204,367
4.50%, 04/22/52 (a)	200,000	196,236
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	99,289
3.70%, 02/15/26 (a)	100,000	98,643
3.13%, 08/15/27 (a)	100,000	95,050
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	148,382
2.70%, 06/15/31 (a)	200,000	164,648
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	148,454
4.13%, 03/15/29 (a)	150,000	143,519
5.50%, 06/15/45 (a)	50,000	50,624
3.63%, 05/15/50 (a)	100,000	78,139
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	783,464
1.90%, 04/15/27 (a)	300,000	277,002
0.75%, 08/15/27 (a)	150,000	130,127
2.05%, 04/15/30 (a)	300,000	263,349
1.10%, 02/15/31 (a)	200,000	159,972
4.15%, 12/14/35 (a)	330,000	327,396
2.70%, 04/15/40 (a)	150,000	120,509
4.30%, 12/14/45 (a)	595,000	575,734
3.65%, 09/15/47 (a)	100,000	88,752
2.00%, 08/15/50 (a)	250,000	163,905
VMware, Inc.
1.00%, 08/15/24 (a)	250,000	234,485
4.50%, 05/15/25 (a)	150,000	149,996
1.40%, 08/15/26 (a)	300,000	264,771
4.65%, 05/15/27 (a)	50,000	49,626
3.90%, 08/21/27 (a)	200,000	191,038
1.80%, 08/15/28 (a)	200,000	166,856
4.70%, 05/15/30 (a)	150,000	142,466
2.20%, 08/15/31 (a)	250,000	195,290
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	482,295
2.85%, 02/01/29 (a)	100,000	81,617
3.10%, 02/01/32 (a)	100,000	75,733
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	191,066
3.70%, 04/01/29 (a)	150,000	140,781
3.80%, 04/01/32 (a)	250,000	228,852
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	99,051
2.38%, 06/01/30 (a)	200,000	175,050
		107,122,977
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	143,157	132,531
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	142,876	130,557
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	144,690	129,694
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	110,063	101,295
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	103,732	91,614
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 01/11/36	150,000	126,156
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	150,000	150,339
3.75%, 04/01/24 (a)	100,000	100,005
3.40%, 09/01/24 (a)	200,000	199,262
3.65%, 09/01/25 (a)	100,000	99,542
3.25%, 06/15/27 (a)	200,000	195,374
6.20%, 08/15/36	150,000	173,212
5.75%, 05/01/40 (a)	100,000	110,100
5.05%, 03/01/41 (a)	100,000	102,914
5.40%, 06/01/41 (a)	100,000	106,362
4.95%, 09/15/41 (a)	200,000	202,816
4.38%, 09/01/42 (a)	250,000	236,682
4.45%, 03/15/43 (a)	200,000	191,940
5.15%, 09/01/43 (a)	100,000	104,405
4.90%, 04/01/44 (a)	100,000	100,506
4.55%, 09/01/44 (a)	90,000	86,956
4.15%, 04/01/45 (a)	250,000	228,870
4.70%, 09/01/45 (a)	100,000	97,842
3.90%, 08/01/46 (a)	100,000	88,571
4.05%, 06/15/48 (a)	200,000	182,594
4.15%, 12/15/48 (a)	200,000	185,042
3.55%, 02/15/50 (a)	100,000	84,031
3.05%, 02/15/51 (a)	100,000	77,172
3.30%, 09/15/51 (a)	200,000	161,442
2.88%, 06/15/52 (a)	200,000	148,606
4.45%, 01/15/53 (a)	200,000	193,720
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	95,868
6.90%, 07/15/28	150,000	169,950
6.20%, 06/01/36	150,000	170,767
3.20%, 08/02/46 (a)	150,000	118,895
3.65%, 02/03/48 (a)	100,000	85,109
4.45%, 01/20/49 (a)	150,000	144,756
2.45%, 05/01/50 (a)	200,000	137,434
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	300,000	282,102
2.90%, 02/01/25 (a)	50,000	48,649
1.75%, 12/02/26 (a)	200,000	181,446
4.00%, 06/01/28 (a)	100,000	98,119
2.05%, 03/05/30 (a)	100,000	84,902
2.45%, 12/02/31 (a)	300,000	256,869
4.80%, 09/15/35 (a)	50,000	49,630
5.95%, 05/15/37	100,000	109,976
3.00%, 12/02/41 (a)	200,000	157,340
4.80%, 08/01/45 (a)	100,000	97,416
3.10%, 12/02/51 (a)	400,000	297,012
6.13%, 09/15/15 (a)	100,000	105,971

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	145,071
CSX Corp.
3.40%, 08/01/24 (a)	150,000	148,587
3.35%, 11/01/25 (a)	100,000	97,960
2.60%, 11/01/26 (a)	100,000	94,717
3.25%, 06/01/27 (a)	150,000	144,510
3.80%, 03/01/28 (a)	200,000	195,898
4.25%, 03/15/29 (a)	150,000	148,813
2.40%, 02/15/30 (a)	100,000	87,374
6.22%, 04/30/40	250,000	286,202
4.75%, 05/30/42 (a)	150,000	145,075
4.10%, 03/15/44 (a)	200,000	177,928
3.80%, 11/01/46 (a)	100,000	85,364
4.30%, 03/01/48 (a)	200,000	183,164
4.75%, 11/15/48 (a)	100,000	97,986
4.50%, 03/15/49 (a)	150,000	141,300
3.35%, 09/15/49 (a)	100,000	78,855
3.80%, 04/15/50 (a)	100,000	84,554
3.95%, 05/01/50 (a)	200,000	174,360
2.50%, 05/15/51 (a)	100,000	66,322
4.50%, 08/01/54 (a)	100,000	93,254
4.25%, 11/01/66 (a)	200,000	172,258
4.65%, 03/01/68 (a)	50,000	46,094
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	96,409
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	88,041	77,380
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	243,782
3.40%, 02/15/28 (a)	150,000	143,759
3.10%, 08/05/29 (a)	200,000	183,086
2.40%, 05/15/31 (a)	150,000	126,906
4.90%, 01/15/34	150,000	151,486
3.90%, 02/01/35	50,000	45,596
1.88%, 08/20/35	223,264	194,210
3.88%, 08/01/42	150,000	126,291
4.10%, 04/15/43	100,000	85,775
5.10%, 01/15/44	75,000	72,808
4.10%, 02/01/45	150,000	127,227
4.75%, 11/15/45 (a)	300,000	278,769
4.55%, 04/01/46 (a)	150,000	135,261
4.40%, 01/15/47 (a)	100,000	88,801
4.05%, 02/15/48 (a)	150,000	126,849
4.95%, 10/17/48 (a)	150,000	143,586
5.25%, 05/15/50 (a)(c)	300,000	297,483
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	150,000	127,035
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	147,582
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	89,026	76,208
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	180,369	165,054
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	135,201
4.95%, 08/15/45 (a)	100,000	96,422
4.70%, 05/01/48 (a)	150,000	142,376
3.50%, 05/01/50 (a)	100,000	78,582
4.20%, 11/15/69 (a)	100,000	82,976
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	92,836
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	98,882
2.90%, 06/15/26 (a)	200,000	191,276
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 06/01/27 (a)	50,000	47,691
3.80%, 08/01/28 (a)	150,000	146,463
2.55%, 11/01/29 (a)	100,000	88,957
3.95%, 10/01/42 (a)	130,000	114,292
4.45%, 06/15/45 (a)	150,000	140,007
4.65%, 01/15/46 (a)	150,000	144,453
3.94%, 11/01/47 (a)	200,000	173,898
4.15%, 02/28/48 (a)	100,000	89,826
4.10%, 05/15/49 (a)	100,000	89,009
3.40%, 11/01/49 (a)	100,000	78,801
3.05%, 05/15/50 (a)	200,000	147,486
2.90%, 08/25/51 (a)	100,000	71,929
4.05%, 08/15/52 (a)	150,000	130,998
3.16%, 05/15/55 (a)	300,000	217,983
4.10%, 05/15/21 (a)	100,000	75,321
Ryder System, Inc.
3.88%, 12/01/23 (a)	150,000	149,568
3.65%, 03/18/24 (a)	100,000	99,144
4.63%, 06/01/25 (a)	150,000	150,127
3.35%, 09/01/25 (a)	150,000	144,624
2.90%, 12/01/26 (a)	100,000	92,914
Southwest Airlines Co.
5.25%, 05/04/25 (a)	320,000	328,442
3.00%, 11/15/26 (a)	95,000	89,654
5.13%, 06/15/27 (a)	300,000	306,429
3.45%, 11/16/27 (a)	100,000	94,518
2.63%, 02/10/30 (a)	150,000	126,279
Union Pacific Corp.
3.65%, 02/15/24 (a)	50,000	49,888
3.15%, 03/01/24 (a)	200,000	198,220
3.25%, 01/15/25 (a)	100,000	98,892
3.75%, 07/15/25 (a)	150,000	149,767
2.75%, 03/01/26 (a)	150,000	144,128
3.00%, 04/15/27 (a)	200,000	192,464
3.95%, 09/10/28 (a)	250,000	246,615
3.70%, 03/01/29 (a)	150,000	146,067
2.40%, 02/05/30 (a)	200,000	176,410
2.38%, 05/20/31 (a)	200,000	173,962
2.80%, 02/14/32 (a)	250,000	222,835
3.60%, 09/15/37 (a)	150,000	134,072
3.55%, 08/15/39 (a)	100,000	87,018
3.20%, 05/20/41 (a)	200,000	164,904
4.05%, 11/15/45 (a)	150,000	132,648
4.05%, 03/01/46 (a)	150,000	137,027
4.00%, 04/15/47 (a)	150,000	133,812
4.30%, 03/01/49 (a)	100,000	93,254
3.25%, 02/05/50 (a)	350,000	277,329
3.80%, 10/01/51 (a)	150,000	129,431
3.50%, 02/14/53 (a)	300,000	244,344
3.88%, 02/01/55 (a)	50,000	43,520
3.95%, 08/15/59 (a)	100,000	86,472
3.84%, 03/20/60 (a)	350,000	294,899
3.55%, 05/20/61 (a)	100,000	79,238
2.97%, 09/16/62 (a)	150,000	103,617
4.10%, 09/15/67 (a)	100,000	86,173
3.75%, 02/05/70 (a)	200,000	160,178
3.80%, 04/06/71 (a)	150,000	120,920
3.85%, 02/14/72 (a)	100,000	81,945
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	83,555	80,673
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	92,331	86,034
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	95,304	88,687
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	110,425	100,083

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	76,212	67,695
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	125,084	112,091
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	77,321	71,516
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	91,005	77,113
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	491,168	488,525
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	119,400	113,122
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	97,056
3.90%, 04/01/25 (a)	150,000	150,315
3.05%, 11/15/27 (a)	250,000	242,967
3.40%, 03/15/29 (a)	100,000	96,870
4.45%, 04/01/30 (a)	250,000	256,492
6.20%, 01/15/38	295,000	347,056
5.20%, 04/01/40 (a)	100,000	106,897
4.88%, 11/15/40 (a)	100,000	103,048
3.40%, 11/15/46 (a)	100,000	83,571
3.75%, 11/15/47 (a)	150,000	134,091
4.25%, 03/15/49 (a)	100,000	96,735
3.40%, 09/01/49 (a)	100,000	85,178
5.30%, 04/01/50 (a)	300,000	335,163
		25,237,743
		622,618,972

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	241,625
2.10%, 07/01/30 (a)	175,000	144,769
4.15%, 05/01/49 (a)	100,000	84,512
3.45%, 05/15/51 (a)	100,000	77,957
5.25%, 05/15/52 (a)	200,000	202,924
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	125,300
3.80%, 06/15/49 (a)	100,000	84,398
3.65%, 04/01/50 (a)	200,000	165,782
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	204,032
3.05%, 03/15/32 (a)	150,000	136,973
6.00%, 03/01/39	100,000	110,975
3.85%, 12/01/42	150,000	129,837
4.15%, 08/15/44 (a)	150,000	133,869
3.70%, 12/01/47 (a)	100,000	83,730
4.30%, 07/15/48 (a)	150,000	136,953
3.45%, 10/01/49 (a)	100,000	79,013
3.13%, 07/15/51 (a)	100,000	75,617
3.00%, 03/15/52 (a)	150,000	110,924
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	96,437
1.95%, 03/15/27 (a)	150,000	134,390
1.75%, 03/15/28 (a)	100,000	85,849
3.50%, 01/15/31 (a)	200,000	182,774
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	96,223
4.15%, 03/15/46 (a)	150,000	136,253
3.70%, 12/01/47 (a)	100,000	85,357
4.50%, 03/15/49 (a)	100,000	96,114
2.90%, 06/15/51 (a)	100,000	72,989
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	141,279
4.30%, 12/01/28 (a)	100,000	97,273
2.30%, 03/01/30 (a)	150,000	126,104
3.25%, 03/01/50 (a)	150,000	107,318
3.88%, 02/15/62 (a)(b)	150,000	128,219
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	95,283
2.70%, 04/01/31 (a)	150,000	127,614
7.00%, 04/01/38	100,000	117,372
4.50%, 03/01/49 (a)	100,000	89,420
3.70%, 05/01/50 (a)	200,000	159,284
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	86,470
4.50%, 04/01/42 (a)	150,000	130,124
4.25%, 03/01/49 (a)	100,000	84,897
3.35%, 05/15/50 (a)	250,000	179,742
2.65%, 09/15/50 (a)	150,000	94,434
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	98,105
2.30%, 03/15/31 (a)	100,000	87,320
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	145,965
3.20%, 04/15/25 (a)	150,000	145,519
3.80%, 06/01/29 (a)	100,000	93,552
Avista Corp.
4.35%, 06/01/48 (a)	100,000	92,027
Baltimore Gas & Electric Co.
6.35%, 10/01/36	100,000	114,262
3.50%, 08/15/46 (a)	150,000	123,117
3.20%, 09/15/49 (a)	150,000	117,902
4.55%, 06/01/52 (a)	100,000	95,581
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	200,000	200,106
4.05%, 04/15/25 (a)	400,000	400,668
3.25%, 04/15/28 (a)	150,000	141,996
3.70%, 07/15/30 (a)	150,000	143,098
6.13%, 04/01/36	298,000	327,946
5.95%, 05/15/37	200,000	216,530
5.15%, 11/15/43 (a)	100,000	101,695
4.50%, 02/01/45 (a)	250,000	234,110
3.80%, 07/15/48 (a)	150,000	127,166
4.45%, 01/15/49 (a)	100,000	93,138
4.25%, 10/15/50 (a)	200,000	183,378
2.85%, 05/15/51 (a)	250,000	178,535
4.60%, 05/01/53 (a)(d)	200,000	191,534
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	330,900
2.50%, 06/15/30 (a)	50,000	41,495
4.35%, 05/01/33 (a)	150,000	138,011
3.88%, 10/15/49 (a)	100,000	80,173
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	143,760
4.50%, 04/01/44 (a)	250,000	238,627
4.25%, 02/01/49 (a)	100,000	93,542
2.90%, 07/01/50 (a)	200,000	150,616
3.35%, 04/01/51 (a)	150,000	121,821
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	241,907
4.25%, 11/01/28 (a)	45,000	43,344
2.95%, 03/01/30 (a)	100,000	89,191
3.70%, 09/01/49 (a)	100,000	79,760
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	144,121

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	95,147
4.88%, 03/01/44 (a)	100,000	94,583
4.75%, 06/01/50 (a)(b)	100,000	92,378
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	94,995
2.95%, 08/15/27 (a)	150,000	142,524
2.20%, 03/01/30 (a)	100,000	87,480
5.90%, 03/15/36	150,000	166,719
3.80%, 10/01/42 (a)	100,000	87,319
4.60%, 08/15/43 (a)	100,000	96,031
3.70%, 03/01/45 (a)	100,000	84,000
4.35%, 11/15/45 (a)	100,000	92,998
3.65%, 06/15/46 (a)	100,000	84,283
3.75%, 08/15/47 (a)	150,000	129,110
4.00%, 03/01/48 (a)	150,000	135,090
4.00%, 03/01/49 (a)	150,000	133,673
3.20%, 11/15/49 (a)	100,000	79,425
3.00%, 03/01/50 (a)	150,000	113,303
3.13%, 03/15/51 (a)	200,000	153,174
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	200,000	179,862
2.05%, 07/01/31 (a)	100,000	84,495
4.00%, 04/01/48 (a)	200,000	183,566
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	49,195
3.35%, 04/01/30 (a)	200,000	187,042
2.40%, 06/15/31 (a)	200,000	170,986
5.30%, 03/01/35	80,000	82,047
5.85%, 03/15/36	150,000	160,404
5.50%, 12/01/39	200,000	204,750
4.20%, 03/15/42	50,000	44,375
4.45%, 03/15/44 (a)	230,000	214,620
4.50%, 12/01/45 (a)	150,000	138,948
3.85%, 06/15/46 (a)	200,000	168,542
3.88%, 06/15/47 (a)	150,000	126,296
4.65%, 12/01/48 (a)	100,000	94,393
4.13%, 05/15/49 (a)	100,000	87,417
3.95%, 04/01/50 (a)	250,000	216,422
4.63%, 12/01/54 (a)	100,000	93,710
4.30%, 12/01/56 (a)	150,000	131,352
4.00%, 11/15/57 (a)	100,000	82,905
4.50%, 05/15/58 (a)	100,000	91,028
3.70%, 11/15/59 (a)	100,000	78,730
3.00%, 12/01/60 (a)	100,000	68,130
3.60%, 06/15/61 (a)	200,000	157,438
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	240,092
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	242,765
6.25%, 10/01/39	262,000	276,347
5.75%, 10/01/41 (a)	100,000	99,420
Consumers Energy Co.
3.38%, 08/15/23 (a)	80,000	79,822
3.95%, 05/15/43 (a)	330,000	293,819
4.05%, 05/15/48 (a)	100,000	91,808
4.35%, 04/15/49 (a)	100,000	95,785
3.50%, 08/01/51 (a)	200,000	166,172
2.50%, 05/01/60 (a)	200,000	127,040
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	160,156
6.05%, 01/15/38	100,000	111,595
5.45%, 02/01/41 (a)	100,000	104,188
5.10%, 06/01/65 (a)	100,000	102,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	146,028
3.90%, 10/01/25 (a)	150,000	148,258
1.45%, 04/15/26 (a)	200,000	182,032
2.85%, 08/15/26 (a)	150,000	141,829
4.25%, 06/01/28 (a)	150,000	147,574
3.38%, 04/01/30 (a)	350,000	319,070
5.25%, 08/01/33	180,000	182,450
5.95%, 06/15/35	100,000	105,920
7.00%, 06/15/38	100,000	113,296
4.90%, 08/01/41 (a)	100,000	96,035
4.05%, 09/15/42 (a)	100,000	85,184
4.70%, 12/01/44 (a)	50,000	46,230
4.60%, 03/15/49 (a)	100,000	93,217
5.75%, 10/01/54 (a)(b)	150,000	144,271
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	130,596
2.63%, 03/01/31 (a)	300,000	266,157
3.70%, 03/15/45 (a)	250,000	212,437
3.75%, 08/15/47 (a)	150,000	130,737
4.05%, 05/15/48 (a)	100,000	91,296
3.95%, 03/01/49 (a)	150,000	135,074
2.95%, 03/01/50 (a)	100,000	76,143
DTE Energy Co.
2.53%, 10/01/24	100,000	96,382
4.22%, 11/01/24 (g)	200,000	199,328
1.05%, 06/01/25 (a)	200,000	183,352
2.85%, 10/01/26 (a)	200,000	188,042
3.40%, 06/15/29 (a)	100,000	91,618
2.95%, 03/01/30 (a)	100,000	88,395
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	144,418
3.95%, 11/15/28 (a)	150,000	147,496
2.45%, 08/15/29 (a)	150,000	133,947
2.45%, 02/01/30 (a)	100,000	88,667
6.45%, 10/15/32	230,000	257,053
6.05%, 04/15/38	150,000	166,404
5.30%, 02/15/40	150,000	156,006
4.25%, 12/15/41 (a)	155,000	142,749
3.75%, 06/01/45 (a)	150,000	127,092
3.88%, 03/15/46 (a)	100,000	86,966
3.70%, 12/01/47 (a)	150,000	124,979
3.95%, 03/15/48 (a)	100,000	87,385
3.20%, 08/15/49 (a)	150,000	117,075
3.45%, 04/15/51 (a)	150,000	121,866
3.55%, 03/15/52 (a)	100,000	82,608
Duke Energy Corp.
3.75%, 04/15/24 (a)	205,000	204,297
0.90%, 09/15/25 (a)	200,000	181,680
2.65%, 09/01/26 (a)	450,000	421,087
3.15%, 08/15/27 (a)	200,000	188,788
4.30%, 03/15/28 (a)	175,000	171,572
3.40%, 06/15/29 (a)	50,000	46,302
2.45%, 06/01/30 (a)	250,000	211,485
2.55%, 06/15/31 (a)	200,000	167,078
4.50%, 08/15/32 (a)	200,000	192,852
4.80%, 12/15/45 (a)	200,000	186,582
3.75%, 09/01/46 (a)	250,000	196,800
3.95%, 08/15/47 (a)	100,000	81,482
4.20%, 06/15/49 (a)	100,000	84,858
3.50%, 06/15/51 (a)	200,000	152,076
5.00%, 08/15/52 (a)	200,000	190,258
3.25%, 01/15/82 (a)(b)	100,000	80,956
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	246,623
3.80%, 07/15/28 (a)	150,000	147,040
1.75%, 06/15/30 (a)	250,000	208,157

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 12/15/31 (a)	100,000	85,221
6.35%, 09/15/37	150,000	169,575
4.20%, 07/15/48 (a)	150,000	136,400
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	109,044
6.35%, 08/15/38	200,000	226,900
4.90%, 07/15/43 (a)	100,000	96,883
3.25%, 10/01/49 (a)	150,000	114,821
2.75%, 04/01/50 (a)	100,000	69,828
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	126,975
4.30%, 02/01/49 (a)	150,000	135,599
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	195,378
4.10%, 05/15/42 (a)	100,000	89,809
4.10%, 03/15/43 (a)	150,000	135,395
4.15%, 12/01/44 (a)	278,000	247,868
4.20%, 08/15/45 (a)	200,000	179,900
3.70%, 10/15/46 (a)	250,000	208,070
2.50%, 08/15/50 (a)	150,000	102,207
Edison International
3.55%, 11/15/24 (a)	100,000	97,888
4.95%, 04/15/25 (a)	100,000	100,236
5.75%, 06/15/27 (a)	100,000	101,416
4.13%, 03/15/28 (a)	100,000	94,335
El Paso Electric Co.
6.00%, 05/15/35	44,000	45,652
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	143,602
4.75%, 06/15/46 (a)	250,000	220,707
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	98,369
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	98,587
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,578
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	199,702
4.20%, 04/01/49 (a)	150,000	136,826
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	224,740
2.95%, 09/01/26 (a)	300,000	282,546
1.90%, 06/15/28 (a)	150,000	129,480
2.80%, 06/15/30 (a)	100,000	85,737
2.40%, 06/15/31 (a)	150,000	121,979
3.75%, 06/15/50 (a)	150,000	118,674
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	100,292
0.62%, 11/17/23 (a)	121,000	117,022
0.95%, 10/01/24 (a)	200,000	188,246
2.40%, 10/01/26 (a)	150,000	139,016
3.25%, 04/01/28 (a)	250,000	233,960
2.35%, 06/15/32 (a)	100,000	82,833
4.00%, 03/15/33 (a)	100,000	94,981
3.10%, 06/15/41 (a)	100,000	79,524
4.20%, 09/01/48 (a)	100,000	89,696
4.20%, 04/01/50 (a)	150,000	134,496
2.90%, 03/15/51 (a)	200,000	144,136
4.75%, 09/15/52 (a)	100,000	97,026
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	84,361
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	120,597
4.50%, 03/30/39 (a)	100,000	92,351
3.55%, 09/30/49 (a)	100,000	79,355
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	191,400
4.13%, 03/01/42 (a)	100,000	89,283
4.25%, 12/01/45 (a)	100,000	88,836
3.25%, 09/01/49 (a)	100,000	77,649
3.45%, 04/15/50 (a)	50,000	40,034
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	269,277
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	192,904
2.90%, 09/15/29 (a)	250,000	219,377
Eversource Energy
3.80%, 12/01/23 (a)	150,000	149,527
3.15%, 01/15/25 (a)	130,000	126,532
0.80%, 08/15/25 (a)	200,000	181,296
3.30%, 01/15/28 (a)	100,000	94,321
4.25%, 04/01/29 (a)	150,000	146,320
1.65%, 08/15/30 (a)	250,000	200,347
2.55%, 03/15/31 (a)	100,000	85,185
3.38%, 03/01/32 (a)	150,000	135,159
3.45%, 01/15/50 (a)	150,000	118,077
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	248,092
3.40%, 04/15/26 (a)	150,000	145,509
4.05%, 04/15/30 (a)	300,000	288,435
4.95%, 06/15/35 (a)(d)	80,000	78,654
5.63%, 06/15/35	200,000	211,066
4.45%, 04/15/46 (a)	200,000	179,600
4.70%, 04/15/50 (a)	100,000	93,954
4.10%, 03/15/52 (a)(d)	150,000	129,765
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	146,826
3.13%, 12/01/25 (a)	150,000	147,930
2.45%, 02/03/32 (a)	300,000	260,979
5.63%, 04/01/34	150,000	164,452
5.65%, 02/01/37	100,000	108,541
5.96%, 04/01/39	200,000	225,332
5.69%, 03/01/40	150,000	164,098
5.25%, 02/01/41 (a)	150,000	157,899
4.05%, 06/01/42 (a)	100,000	92,574
4.05%, 10/01/44 (a)	150,000	137,198
3.70%, 12/01/47 (a)	100,000	87,719
3.95%, 03/01/48 (a)	100,000	91,585
4.13%, 06/01/48 (a)	150,000	140,996
3.99%, 03/01/49 (a)	100,000	91,589
3.15%, 10/01/49 (a)	100,000	80,240
2.88%, 12/04/51 (a)	200,000	149,468
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	285,758
Georgia Power Co.
2.20%, 09/15/24 (a)	200,000	193,412
2.65%, 09/15/29 (a)	150,000	131,348
4.75%, 09/01/40	150,000	137,664
4.30%, 03/15/42	150,000	133,416
4.30%, 03/15/43	100,000	87,909
3.70%, 01/30/50 (a)	100,000	80,070
3.25%, 03/15/51 (a)	100,000	74,286
5.13%, 05/15/52 (a)	200,000	201,776
Iberdrola International BV
6.75%, 07/15/36	100,000	111,931
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	134,259
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	91,939
3.75%, 07/01/47 (a)	100,000	82,120

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 08/15/48 (a)	100,000	87,381
3.25%, 05/01/51 (a)	150,000	112,830
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	98,171
2.30%, 06/01/30 (a)	200,000	170,038
6.25%, 07/15/39	150,000	163,728
3.50%, 09/30/49 (a)	100,000	80,566
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	95,391
5.30%, 07/01/43 (a)	100,000	98,078
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	100,136
4.38%, 10/01/45 (a)	100,000	91,164
3.30%, 06/01/50 (a)	100,000	78,205
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	89,566
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	193,746
6.75%, 12/30/31	100,000	116,885
4.80%, 09/15/43 (a)	100,000	98,929
4.40%, 10/15/44 (a)	100,000	94,137
4.25%, 05/01/46 (a)	100,000	92,869
3.95%, 08/01/47 (a)	50,000	44,097
3.65%, 08/01/48 (a)	150,000	126,546
4.25%, 07/15/49 (a)	150,000	139,602
3.15%, 04/15/50 (a)	100,000	77,775
2.70%, 08/01/52 (a)	200,000	142,330
Mississippi Power Co.
4.25%, 03/15/42	100,000	87,628
3.10%, 07/30/51 (a)	100,000	71,495
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	100,000	95,361
1.00%, 10/18/24	200,000	188,156
3.25%, 11/01/25 (a)	250,000	244,207
3.40%, 02/07/28 (a)	200,000	192,204
3.70%, 03/15/29 (a)	250,000	238,360
2.40%, 03/15/30 (a)	150,000	131,088
1.35%, 03/15/31 (a)	150,000	115,983
1.65%, 06/15/31 (a)	200,000	159,330
4.02%, 11/01/32 (a)	150,000	143,211
4.40%, 11/01/48 (a)	100,000	93,143
4.30%, 03/15/49 (a)	100,000	91,745
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	240,015
6.75%, 07/01/37	100,000	115,049
3.13%, 08/01/50 (a)	100,000	74,195
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	250,000	245,740
4.20%, 06/20/24	150,000	150,186
4.26%, 09/01/24	275,000	275,333
4.45%, 06/20/25	250,000	251,420
3.55%, 05/01/27 (a)	250,000	240,737
4.63%, 07/15/27 (a)	300,000	301,722
1.90%, 06/15/28 (a)	300,000	259,893
3.50%, 04/01/29 (a)	150,000	140,499
2.75%, 11/01/29 (a)	150,000	133,734
2.25%, 06/01/30 (a)	300,000	253,383
2.44%, 01/15/32 (a)	200,000	166,942
5.00%, 07/15/32 (a)	200,000	203,914
3.00%, 01/15/52 (a)	100,000	72,271
4.80%, 12/01/77 (a)(b)	200,000	167,224
3.80%, 03/15/82 (a)(b)	100,000	84,223
Northern States Power Co.
3.40%, 08/15/42 (a)	250,000	211,642
4.00%, 08/15/45 (a)	150,000	132,020
3.60%, 09/15/47 (a)	150,000	126,348
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/01/50 (a)	150,000	113,184
3.20%, 04/01/52 (a)	100,000	78,983
4.50%, 06/01/52 (a)	100,000	97,243
NSTAR Electric Co.
5.50%, 03/15/40	250,000	265,445
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	102,913
5.38%, 11/01/40	200,000	194,468
4.50%, 04/01/47 (a)(d)	100,000	87,001
3.75%, 08/01/50 (a)	100,000	77,766
Ohio Edison Co.
6.88%, 07/15/36	100,000	115,825
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	175,320
1.63%, 01/15/31 (a)	150,000	120,512
4.00%, 06/01/49 (a)	50,000	42,603
2.90%, 10/01/51 (a)	150,000	107,430
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	96,501
3.30%, 03/15/30 (a)	100,000	92,086
3.25%, 04/01/30 (a)	150,000	136,967
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	245,287
2.95%, 04/01/25 (a)	100,000	97,364
0.55%, 10/01/25 (a)	250,000	224,972
3.70%, 11/15/28 (a)	100,000	96,982
4.15%, 06/01/32 (a)(d)	100,000	100,297
4.55%, 12/01/41 (a)	480,000	465,278
5.30%, 06/01/42 (a)	37,000	39,076
3.80%, 06/01/49 (a)	100,000	87,624
3.10%, 09/15/49 (a)	150,000	116,928
3.70%, 05/15/50 (a)	100,000	86,402
2.70%, 11/15/51 (a)	100,000	71,787
4.60%, 06/01/52 (a)(d)	100,000	98,761
5.35%, 10/01/52 (a)	78,000	83,785
Pacific Gas & Electric Co.
4.25%, 08/01/23 (a)	300,000	298,746
1.70%, 11/15/23 (a)	200,000	193,368
3.40%, 08/15/24 (a)	200,000	193,088
3.45%, 07/01/25	200,000	190,666
3.15%, 01/01/26	500,000	462,595
2.95%, 03/01/26 (a)	200,000	182,068
2.10%, 08/01/27 (a)	200,000	169,190
3.30%, 12/01/27 (a)	250,000	221,012
3.00%, 06/15/28 (a)	150,000	128,840
3.75%, 07/01/28	200,000	177,560
4.55%, 07/01/30 (a)	750,000	668,122
2.50%, 02/01/31 (a)	450,000	344,295
3.25%, 06/01/31 (a)	150,000	121,322
5.90%, 06/15/32 (a)	100,000	96,729
4.50%, 07/01/40 (a)	450,000	352,332
3.30%, 08/01/40 (a)	250,000	177,035
4.75%, 02/15/44 (a)	200,000	155,586
4.30%, 03/15/45 (a)	200,000	147,592
4.00%, 12/01/46 (a)	100,000	70,130
3.95%, 12/01/47 (a)	200,000	139,004
4.95%, 07/01/50 (a)	550,000	440,594
3.50%, 08/01/50 (a)	350,000	232,883
5.25%, 03/01/52 (a)	100,000	83,874
PacifiCorp
3.50%, 06/15/29 (a)	150,000	142,038
6.25%, 10/15/37	100,000	111,169
6.00%, 01/15/39	330,000	360,607
4.13%, 01/15/49 (a)	150,000	133,541
4.15%, 02/15/50 (a)	150,000	134,520
3.30%, 03/15/51 (a)	100,000	77,765

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	91,306
3.90%, 03/01/48 (a)	150,000	134,142
3.00%, 09/15/49 (a)	100,000	75,707
2.80%, 06/15/50 (a)	100,000	72,845
3.05%, 03/15/51 (a)	150,000	115,017
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	100,000	99,123
4.26%, 06/01/38	100,000	97,488
4.45%, 12/01/49	200,000	187,022
4.67%, 12/01/53	200,000	196,984
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	159,803
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	149,403
6.50%, 11/15/37	150,000	174,312
4.15%, 03/15/43 (a)	100,000	90,692
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	250,000	237,472
4.13%, 04/15/30 (a)	200,000	191,220
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	49,024
4.13%, 06/15/44 (a)	100,000	89,328
3.95%, 06/01/47 (a)	150,000	133,358
4.15%, 06/15/48 (a)	100,000	90,959
Progress Energy, Inc.
7.75%, 03/01/31	150,000	174,313
6.00%, 12/01/39	100,000	104,568
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	150,000	126,207
1.88%, 06/15/31 (a)	150,000	125,118
6.25%, 09/01/37	100,000	115,557
3.60%, 09/15/42 (a)	100,000	85,269
4.30%, 03/15/44 (a)	40,000	36,660
3.80%, 06/15/47 (a)	200,000	173,282
4.05%, 09/15/49 (a)	100,000	89,465
3.20%, 03/01/50 (a)	100,000	78,893
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	199,548
2.20%, 06/15/31 (a)	100,000	84,964
3.60%, 07/01/49 (a)	150,000	126,246
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	82,812
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	225,450
2.25%, 09/15/26 (a)	300,000	280,551
3.20%, 05/15/29 (a)	100,000	94,682
1.90%, 08/15/31 (a)	250,000	209,295
3.95%, 05/01/42 (a)	150,000	135,294
3.80%, 03/01/46 (a)	150,000	130,437
3.60%, 12/01/47 (a)	100,000	84,428
3.85%, 05/01/49 (a)	150,000	131,054
3.15%, 01/01/50 (a)	100,000	77,321
2.70%, 05/01/50 (a)	150,000	107,433
2.05%, 08/01/50 (a)	200,000	123,824
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	195,536
0.80%, 08/15/25 (a)	250,000	226,287
1.60%, 08/15/30 (a)	200,000	159,888
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	232,180
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	400,158
4.22%, 06/15/48 (a)	100,000	89,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 09/15/49 (a)	100,000	76,149
2.89%, 09/15/51 (a)	100,000	71,961
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	141,654
1.70%, 10/01/30 (a)	200,000	164,666
6.00%, 06/01/39	150,000	165,304
4.50%, 08/15/40	100,000	94,708
4.15%, 05/15/48 (a)	100,000	91,282
4.10%, 06/15/49 (a)	100,000	88,779
3.32%, 04/15/50 (a)	100,000	78,287
2.95%, 08/15/51 (a)	150,000	111,312
Southern California Edison Co.
3.50%, 10/01/23 (a)	300,000	298,623
3.70%, 08/01/25 (a)	200,000	197,186
1.20%, 02/01/26 (a)	250,000	225,940
3.65%, 03/01/28 (a)	250,000	238,585
4.20%, 03/01/29 (a)	100,000	96,982
2.85%, 08/01/29 (a)	100,000	88,315
2.25%, 06/01/30 (a)	150,000	125,948
6.00%, 01/15/34	150,000	158,455
5.55%, 01/15/37	150,000	149,568
5.95%, 02/01/38	100,000	103,724
5.50%, 03/15/40	100,000	99,294
4.50%, 09/01/40 (a)	150,000	132,806
4.05%, 03/15/42 (a)	100,000	82,787
3.90%, 03/15/43 (a)	150,000	122,184
4.65%, 10/01/43 (a)	150,000	135,942
3.60%, 02/01/45 (a)	100,000	75,723
4.00%, 04/01/47 (a)	400,000	323,776
4.13%, 03/01/48 (a)	250,000	207,917
4.88%, 03/01/49 (a)	100,000	92,729
3.65%, 02/01/50 (a)	200,000	153,602
2.95%, 02/01/51 (a)	200,000	135,270
3.65%, 06/01/51 (a)	100,000	78,784
3.45%, 02/01/52 (a)	100,000	76,802
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	99,397
0.90%, 01/15/26 (a)	150,000	134,178
5.25%, 07/15/43	50,000	47,718
4.95%, 12/15/46 (a)	100,000	92,507
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	136,091
2.75%, 10/01/26 (a)	150,000	140,055
4.10%, 09/15/28 (a)	150,000	145,410
6.20%, 03/15/40	100,000	106,781
3.90%, 04/01/45 (a)	150,000	120,614
3.85%, 02/01/48 (a)	50,000	39,932
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	140,226
3.40%, 08/15/46 (a)	150,000	117,426
3.70%, 08/15/47 (a)	100,000	81,356
3.15%, 05/01/50 (a)	150,000	115,098
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	86,147
4.10%, 06/15/42 (a)	200,000	176,534
4.30%, 06/15/48 (a)	250,000	227,192
The AES Corp.
1.38%, 01/15/26 (a)	150,000	133,548
2.45%, 01/15/31 (a)	400,000	330,684
The Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	85,427
The Southern Co.
0.60%, 02/26/24 (a)	200,000	189,914
4.48%, 08/01/24	150,000	150,441
3.25%, 07/01/26 (a)	400,000	382,640
3.70%, 04/30/30 (a)	250,000	233,795

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 07/01/36 (a)	50,000	45,886
4.40%, 07/01/46 (a)	400,000	353,064
4.00%, 01/15/51 (a)(b)	250,000	232,815
3.75%, 09/15/51 (a)(b)	200,000	174,070
The Toledo Edison Co.
6.15%, 05/15/37	100,000	112,188
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	159,724
4.85%, 12/01/48 (a)	50,000	48,333
4.00%, 06/15/50 (a)	100,000	83,524
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	143,452
2.95%, 03/15/30 (a)	200,000	182,434
2.15%, 03/15/32 (a)	100,000	82,475
3.90%, 09/15/42 (a)	40,000	34,970
4.00%, 04/01/48 (a)	250,000	219,615
2.63%, 03/15/51 (a)	100,000	69,592
3.90%, 04/01/52 (a)	150,000	132,180
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	243,267
3.75%, 05/15/27 (a)	150,000	147,373
3.80%, 04/01/28 (a)	150,000	146,863
2.88%, 07/15/29 (a)	250,000	228,885
2.40%, 03/30/32 (a)	150,000	128,562
6.00%, 05/15/37	150,000	164,344
8.88%, 11/15/38	150,000	210,652
4.00%, 01/15/43 (a)	100,000	88,848
4.65%, 08/15/43 (a)	200,000	190,500
4.45%, 02/15/44 (a)	100,000	92,694
4.20%, 05/15/45 (a)	100,000	89,419
3.80%, 09/15/47 (a)	150,000	128,358
4.60%, 12/01/48 (a)	150,000	144,498
3.30%, 12/01/49 (a)	250,000	199,027
2.45%, 12/15/50 (a)	200,000	134,490
4.63%, 05/15/52 (a)	100,000	97,517
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	193,260
0.80%, 03/15/24 (a)	200,000	190,662
1.38%, 10/15/27 (a)	200,000	172,820
1.80%, 10/15/30 (a)	100,000	80,969
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	87,469
4.30%, 10/15/48 (a)	100,000	91,727
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	91,601
3.95%, 09/01/32 (a)	100,000	95,635
3.65%, 04/01/50 (a)	100,000	81,114
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	210,510
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	450,000	433,746
4.00%, 06/15/28 (a)	250,000	245,280
2.60%, 12/01/29 (a)	100,000	87,707
3.40%, 06/01/30 (a)	100,000	91,817
4.60%, 06/01/32 (a)	200,000	198,456
3.50%, 12/01/49 (a)	100,000	79,345
		81,484,601
Natural Gas 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	111,770
1.50%, 01/15/31 (a)	150,000	119,945
4.13%, 10/15/44 (a)	300,000	264,909
4.30%, 10/01/48 (a)	100,000	92,409
4.13%, 03/15/49 (a)	100,000	90,045
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 09/15/49 (a)	100,000	79,815
2.85%, 02/15/52 (a)	150,000	107,420
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	96,933
1.75%, 10/01/30 (a)	100,000	81,723
5.85%, 01/15/41 (a)	100,000	106,536
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	318,598
3.49%, 05/15/27 (a)	250,000	239,532
2.95%, 09/01/29 (a)	100,000	89,197
1.70%, 02/15/31 (a)	250,000	196,622
5.25%, 02/15/43 (a)	45,000	44,269
4.80%, 02/15/44 (a)	209,000	192,023
5.65%, 02/01/45 (a)	100,000	101,968
4.38%, 05/15/47 (a)	200,000	176,974
3.95%, 03/30/48 (a)	100,000	82,581
5.00%, 06/15/52 (a)	75,000	72,848
ONE Gas, Inc.
1.10%, 03/11/24 (a)	100,000	96,263
2.00%, 05/15/30 (a)	100,000	83,215
4.66%, 02/01/44 (a)	100,000	92,061
4.50%, 11/01/48 (a)	100,000	88,127
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	139,947
2.50%, 03/15/31 (a)	100,000	84,580
3.64%, 11/01/46 (a)	100,000	77,757
3.35%, 06/01/50 (a)	100,000	73,943
Sempra Energy
3.25%, 06/15/27 (a)	200,000	189,508
3.40%, 02/01/28 (a)	200,000	189,498
3.70%, 04/01/29 (a)	150,000	140,743
3.80%, 02/01/38 (a)	150,000	128,765
6.00%, 10/15/39	150,000	160,126
4.00%, 02/01/48 (a)	150,000	125,697
4.13%, 04/01/52 (a)(b)	150,000	127,046
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	49,375
2.95%, 04/15/27 (a)	150,000	143,161
2.55%, 02/01/30 (a)	100,000	89,251
3.75%, 09/15/42 (a)	150,000	125,504
4.30%, 01/15/49 (a)	250,000	224,555
3.95%, 02/15/50 (a)	100,000	85,314
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	147,633
1.75%, 01/15/31 (a)	250,000	198,410
5.88%, 03/15/41 (a)	150,000	156,309
4.40%, 06/01/43 (a)	75,000	65,075
3.95%, 10/01/46 (a)	150,000	121,412
4.40%, 05/30/47 (a)	100,000	86,854
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	197,835
4.15%, 06/01/49 (a)	100,000	80,876
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	74,438
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	83,819
		6,393,214
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	147,999
3.75%, 09/01/28 (a)	240,000	232,843
3.45%, 06/01/29 (a)	300,000	280,107
2.30%, 06/01/31 (a)	200,000	169,786
3.75%, 09/01/47 (a)	400,000	339,740

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 06/01/49 (a)	150,000	134,319
3.45%, 05/01/50 (a)	100,000	78,988
3.25%, 06/01/51 (a)	200,000	156,666
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	93,045
2.70%, 04/15/30 (a)	100,000	86,523
2.40%, 05/01/31 (a)	200,000	166,582
4.28%, 05/01/49 (a)	100,000	86,651
3.35%, 04/15/50 (a)	100,000	74,263
5.30%, 05/01/52 (a)	100,000	100,285
		2,147,797
		90,025,612
Total Corporates (Cost $1,209,878,926)		1,066,320,000

TREASURIES 40.2% OF NET ASSETS
Bonds
7.50%, 11/15/24	800,000	868,406
7.63%, 02/15/25	550,000	602,959
6.88%, 08/15/25	500,000	546,797
6.00%, 02/15/26	1,310,800	1,417,559
6.75%, 08/15/26	750,000	842,490
6.50%, 11/15/26	955,300	1,070,011
6.63%, 02/15/27	696,400	787,748
6.38%, 08/15/27	743,300	843,733
6.13%, 11/15/27	1,509,500	1,705,027
5.50%, 08/15/28	280,000	312,014
5.25%, 11/15/28	1,588,100	1,755,409
5.25%, 02/15/29	795,300	883,498
6.13%, 08/15/29	900,000	1,058,063
6.25%, 05/15/30	450,000	541,758
5.38%, 02/15/31	1,460,000	1,691,547
2.75%, 08/15/32	7,500,000	7,238,086
4.50%, 02/15/36	2,358,700	2,721,166
4.75%, 02/15/37	1,785,000	2,115,364
5.00%, 05/15/37	1,420,000	1,723,414
4.38%, 02/15/38	1,827,600	2,088,033
4.50%, 05/15/38	1,210,000	1,400,197
3.50%, 02/15/39	1,755,300	1,801,377
4.25%, 05/15/39	2,329,500	2,617,594
4.50%, 08/15/39	2,623,300	3,033,805
4.38%, 11/15/39	2,675,900	3,045,509
4.63%, 02/15/40	2,548,600	2,988,233
1.13%, 05/15/40	6,950,000	4,739,031
4.38%, 05/15/40	2,777,000	3,150,593
1.13%, 08/15/40	8,100,000	5,471,297
3.88%, 08/15/40	2,609,100	2,764,627
1.38%, 11/15/40	9,500,000	6,693,047
4.25%, 11/15/40	2,573,600	2,862,326
1.88%, 02/15/41	11,500,000	8,822,656
4.75%, 02/15/41	1,900,000	2,251,648
2.25%, 05/15/41	10,300,000	8,406,570
4.38%, 05/15/41	2,313,700	2,609,601
1.75%, 08/15/41	13,200,000	9,817,500
3.75%, 08/15/41	2,503,600	2,586,336
2.00%, 11/15/41	11,000,000	8,551,641
3.13%, 11/15/41	2,381,600	2,243,728
2.38%, 02/15/42	9,300,000	7,716,820
3.13%, 02/15/42	2,430,900	2,286,565
3.00%, 05/15/42	2,505,300	2,305,072
2.75%, 08/15/42	3,068,100	2,698,730
3.38%, 08/15/42	3,000,000	2,929,219
2.75%, 11/15/42	4,110,800	3,608,512
3.13%, 02/15/43	3,982,900	3,705,964
2.88%, 05/15/43	5,272,800	4,705,562
3.63%, 08/15/43	3,942,900	3,966,003
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 11/15/43	4,352,900	4,460,702
3.63%, 02/15/44	4,562,900	4,581,080
3.38%, 05/15/44	4,093,600	3,953,202
3.13%, 08/15/44	5,238,200	4,849,427
3.00%, 11/15/44	4,153,600	3,760,631
2.50%, 02/15/45	3,007,000	2,488,997
3.00%, 05/15/45	2,568,600	2,323,981
2.88%, 08/15/45	3,888,200	3,441,665
3.00%, 11/15/45	1,918,600	1,737,682
2.50%, 02/15/46	4,457,900	3,678,812
2.50%, 05/15/46	4,267,800	3,520,268
2.25%, 08/15/46	5,895,800	4,621,754
2.88%, 11/15/46	1,948,900	1,729,040
3.00%, 02/15/47	5,086,600	4,618,474
3.00%, 05/15/47	3,419,000	3,108,886
2.75%, 08/15/47	5,575,000	4,848,943
2.75%, 11/15/47	5,850,000	5,095,441
3.00%, 02/15/48	6,650,000	6,095,660
3.13%, 05/15/48	7,300,000	6,876,258
3.00%, 08/15/48	7,850,000	7,236,106
3.38%, 11/15/48	8,300,000	8,228,023
3.00%, 02/15/49	8,250,000	7,678,301
2.88%, 05/15/49	8,400,000	7,647,281
2.25%, 08/15/49	7,800,000	6,254,625
2.38%, 11/15/49	7,650,000	6,310,652
2.00%, 02/15/50	9,420,000	7,133,442
1.25%, 05/15/50	11,000,000	6,808,828
1.38%, 08/15/50	12,055,000	7,716,142
1.63%, 11/15/50	11,800,000	8,081,156
1.88%, 02/15/51	13,300,000	9,713,156
2.38%, 05/15/51	13,200,000	10,877,625
2.00%, 08/15/51	13,100,000	9,850,586
1.88%, 11/15/51	12,300,000	8,967,469
2.25%, 02/15/52	11,100,000	8,876,531
3.00%, 08/15/52	4,000,000	3,793,125
Notes
0.38%, 10/31/23	12,000,000	11,582,813
1.63%, 10/31/23	6,950,000	6,807,063
2.88%, 10/31/23	6,100,000	6,060,684
0.25%, 11/15/23	10,000,000	9,627,539
2.75%, 11/15/23	11,438,200	11,343,924
0.50%, 11/30/23	11,500,000	11,088,291
2.13%, 11/30/23	6,700,000	6,592,434
2.88%, 11/30/23	5,200,000	5,163,742
0.13%, 12/15/23	10,400,000	9,967,953
0.75%, 12/31/23	11,000,000	10,612,852
2.25%, 12/31/23	4,575,200	4,502,461
2.63%, 12/31/23	5,750,000	5,690,366
0.13%, 01/15/24	9,000,000	8,599,219
0.88%, 01/31/24	11,000,000	10,603,828
2.25%, 01/31/24	5,024,500	4,940,595
2.50%, 01/31/24	6,000,000	5,919,609
0.13%, 02/15/24	12,000,000	11,435,391
2.75%, 02/15/24	9,750,000	9,650,977
1.50%, 02/29/24	9,500,000	9,229,287
2.13%, 02/29/24	4,964,100	4,867,727
2.38%, 02/29/24	4,700,000	4,625,645
0.25%, 03/15/24	11,000,000	10,471,055
2.13%, 03/31/24	8,254,400	8,086,410
2.25%, 03/31/24	10,000,000	9,810,742
0.38%, 04/15/24	8,000,000	7,610,469
2.00%, 04/30/24	5,000,000	4,883,691
2.25%, 04/30/24	7,050,000	6,912,580
2.50%, 04/30/24	9,000,000	8,858,145
0.25%, 05/15/24	9,500,000	8,996,982
2.50%, 05/15/24	10,757,600	10,587,832
2.00%, 05/31/24	8,100,000	7,901,139
2.50%, 05/31/24	8,500,000	8,360,381

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 06/15/24	9,500,000	8,973,418
1.75%, 06/30/24	6,600,000	6,400,453
2.00%, 06/30/24	4,750,000	4,628,281
3.00%, 06/30/24	9,500,000	9,418,545
0.38%, 07/15/24	9,000,000	8,501,836
1.75%, 07/31/24	7,100,000	6,877,293
2.13%, 07/31/24	4,500,000	4,389,961
3.00%, 07/31/24	9,000,000	8,922,305
0.38%, 08/15/24	11,000,000	10,362,988
2.38%, 08/15/24	11,426,900	11,195,014
1.25%, 08/31/24	5,600,000	5,363,641
1.88%, 08/31/24	4,165,000	4,039,725
3.25%, 08/31/24	7,000,000	6,970,605
0.38%, 09/15/24	11,000,000	10,333,984
1.50%, 09/30/24	5,800,000	5,573,211
2.13%, 09/30/24	3,750,000	3,651,855
0.63%, 10/15/24	9,500,000	8,952,266
1.50%, 10/31/24	5,300,000	5,086,551
2.25%, 10/31/24	3,900,000	3,802,195
0.75%, 11/15/24	11,000,000	10,366,641
2.25%, 11/15/24	11,426,900	11,135,871
1.50%, 11/30/24	6,210,000	5,947,773
2.13%, 11/30/24	3,800,000	3,689,859
1.00%, 12/15/24	10,000,000	9,458,984
1.75%, 12/31/24	5,500,000	5,290,312
2.25%, 12/31/24	4,100,000	3,988,531
1.13%, 01/15/25	9,700,000	9,182,793
1.38%, 01/31/25	5,100,000	4,853,566
2.50%, 01/31/25	4,500,000	4,398,398
1.50%, 02/15/25	9,000,000	8,581,289
2.00%, 02/15/25	8,798,900	8,495,750
1.13%, 02/28/25	5,950,000	5,618,334
2.75%, 02/28/25	4,450,000	4,372,473
1.75%, 03/15/25	8,500,000	8,146,055
0.50%, 03/31/25	6,100,000	5,655,129
2.63%, 03/31/25	2,200,000	2,154,367
2.63%, 04/15/25	8,000,000	7,828,125
0.38%, 04/30/25	6,000,000	5,528,203
2.88%, 04/30/25	3,500,000	3,445,039
2.13%, 05/15/25	6,721,600	6,486,869
2.75%, 05/15/25	7,000,000	6,866,289
0.25%, 05/31/25	6,400,000	5,860,500
2.88%, 05/31/25	3,600,000	3,541,922
2.88%, 06/15/25	5,000,000	4,917,773
0.25%, 06/30/25	6,000,000	5,483,203
2.75%, 06/30/25	2,350,000	2,304,193
3.00%, 07/15/25	6,000,000	5,920,547
0.25%, 07/31/25	7,100,000	6,467,656
2.88%, 07/31/25	3,500,000	3,441,895
2.00%, 08/15/25	10,107,400	9,687,311
3.13%, 08/15/25	6,000,000	5,940,234
0.25%, 08/31/25	7,900,000	7,175,422
2.75%, 08/31/25	3,400,000	3,329,344
0.25%, 09/30/25	8,900,000	8,066,668
3.00%, 09/30/25	3,400,000	3,352,453
0.25%, 10/31/25	9,400,000	8,494,883
3.00%, 10/31/25	3,100,000	3,056,043
2.25%, 11/15/25	10,580,200	10,184,682
0.38%, 11/30/25	10,000,000	9,050,000
2.88%, 11/30/25	4,800,000	4,711,500
0.38%, 12/31/25	9,300,000	8,396,156
2.63%, 12/31/25	4,100,000	3,992,695
0.38%, 01/31/26	11,400,000	10,265,344
2.63%, 01/31/26	4,400,000	4,282,266
1.63%, 02/15/26	9,545,800	8,970,442
0.50%, 02/28/26	10,600,000	9,566,500
2.50%, 02/28/26	4,500,000	4,358,145
0.75%, 03/31/26	10,200,000	9,270,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 03/31/26	5,100,000	4,896,199
0.75%, 04/30/26	10,000,000	9,073,437
2.38%, 04/30/26	3,500,000	3,375,039
1.63%, 05/15/26	9,424,500	8,833,628
0.75%, 05/31/26	11,000,000	9,959,297
2.13%, 05/31/26	4,700,000	4,483,910
0.88%, 06/30/26	8,400,000	7,627,594
1.88%, 06/30/26	4,450,000	4,205,250
0.63%, 07/31/26	10,500,000	9,423,340
1.88%, 07/31/26	4,200,000	3,964,406
1.50%, 08/15/26	9,971,600	9,260,345
0.75%, 08/31/26	11,000,000	9,903,008
1.38%, 08/31/26	4,100,000	3,789,297
0.88%, 09/30/26	11,000,000	9,937,812
1.63%, 09/30/26	3,500,000	3,264,844
1.13%, 10/31/26	10,200,000	9,295,148
1.63%, 10/31/26	3,800,000	3,538,008
2.00%, 11/15/26	8,973,900	8,474,727
1.25%, 11/30/26	11,100,000	10,157,801
1.63%, 11/30/26	3,700,000	3,444,180
1.25%, 12/31/26	9,900,000	9,047,672
1.75%, 12/31/26	3,800,000	3,552,109
1.50%, 01/31/27	13,700,000	12,643,602
2.25%, 02/15/27	8,442,600	8,041,906
1.13%, 02/28/27	1,300,000	1,179,395
1.88%, 02/28/27	9,000,000	8,441,719
0.63%, 03/31/27	3,650,000	3,227,969
2.50%, 03/31/27	9,100,000	8,763,371
0.50%, 04/30/27	5,600,000	4,911,813
2.75%, 04/30/27	9,000,000	8,760,937
2.38%, 05/15/27	8,500,000	8,129,121
0.50%, 05/31/27	4,300,000	3,763,676
2.63%, 05/31/27	7,000,000	6,780,156
0.50%, 06/30/27	5,600,000	4,891,688
3.25%, 06/30/27	9,200,000	9,156,156
0.38%, 07/31/27	8,300,000	7,197,980
2.75%, 07/31/27	10,000,000	9,731,641
2.25%, 08/15/27	7,842,000	7,448,981
0.50%, 08/31/27	5,600,000	4,872,438
3.13%, 08/31/27	7,500,000	7,434,082
0.38%, 09/30/27	9,200,000	7,931,766
0.50%, 10/31/27	9,200,000	7,966,625
2.25%, 11/15/27	8,500,000	8,054,414
0.63%, 11/30/27	9,100,000	7,913,445
0.63%, 12/31/27	10,900,000	9,455,324
0.75%, 01/31/28	11,100,000	9,676,512
2.75%, 02/15/28	11,350,000	11,000,633
1.13%, 02/29/28	10,900,000	9,687,801
1.25%, 03/31/28	10,000,000	8,931,250
1.25%, 04/30/28	11,500,000	10,254,766
2.88%, 05/15/28	12,350,000	12,034,979
1.25%, 05/31/28	10,800,000	9,620,016
1.25%, 06/30/28	10,200,000	9,066,047
1.00%, 07/31/28	11,200,000	9,793,000
2.88%, 08/15/28	11,550,000	11,246,361
1.13%, 08/31/28	9,900,000	8,710,066
1.25%, 09/30/28	10,800,000	9,554,625
1.38%, 10/31/28	9,600,000	8,549,250
3.13%, 11/15/28	10,750,000	10,616,465
1.50%, 11/30/28	9,600,000	8,604,000
1.38%, 12/31/28	5,500,000	4,893,066
1.75%, 01/31/29	6,900,000	6,274,957
2.63%, 02/15/29	10,650,000	10,216,096
1.88%, 02/28/29	2,600,000	2,384,078
2.38%, 03/31/29	6,500,000	6,131,328
2.88%, 04/30/29	7,000,000	6,809,141
2.38%, 05/15/29	8,050,000	7,592,785
2.75%, 05/31/29	5,100,000	4,922,695

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 06/30/29	7,000,000	6,974,297
2.63%, 07/31/29	7,500,000	7,191,211
1.63%, 08/15/29	7,850,000	7,064,387
3.13%, 08/31/29	6,000,000	5,943,281
1.75%, 11/15/29	4,800,000	4,358,625
1.50%, 02/15/30	10,900,000	9,671,195
0.63%, 05/15/30	15,105,000	12,455,725
0.63%, 08/15/30	19,400,000	15,921,641
0.88%, 11/15/30	19,950,000	16,681,629
1.13%, 02/15/31	19,500,000	16,588,711
1.63%, 05/15/31	18,850,000	16,655,742
1.25%, 08/15/31	20,300,000	17,283,547
1.38%, 11/15/31	22,500,000	19,283,203
1.88%, 02/15/32	23,750,000	21,243,262
2.88%, 05/15/32	20,450,000	19,940,348
3.25%, 05/15/42	7,800,000	7,465,453
2.88%, 05/15/52	10,850,000	10,007,430
Total Treasuries (Cost $1,937,405,648)		1,785,476,880

GOVERNMENT RELATED 5.2% OF NET ASSETS

Agency 2.0%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 03/13/23	250,000	249,383
1.50%, 02/12/25	350,000	332,850
0.38%, 09/17/25	500,000	453,420
0.50%, 02/02/26	500,000	450,110
		1,485,763
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	250,000	246,580
3.00%, 05/25/27	550,000	537,840
		784,420
Germany 0.3%
FMS Wertmanagement
2.75%, 03/06/23 (h)	200,000	199,404
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/23 (h)	1,000,000	963,450
2.63%, 02/28/24 (h)	950,000	937,270
0.25%, 03/08/24 (h)	1,000,000	951,520
1.38%, 08/05/24 (h)	550,000	527,873
0.50%, 09/20/24 (h)	1,000,000	940,280
2.50%, 11/20/24 (h)	1,030,000	1,007,072
1.25%, 01/31/25 (h)	750,000	709,672
2.00%, 05/02/25 (h)	450,000	431,955
3.13%, 06/10/25 (h)	250,000	246,860
0.38%, 07/18/25 (h)	1,250,000	1,140,887
0.63%, 01/22/26 (h)	1,000,000	907,070
1.00%, 10/01/26 (h)	650,000	588,029
3.00%, 05/20/27 (h)	950,000	930,895
2.88%, 04/03/28 (h)	750,000	727,455
1.75%, 09/14/29 (h)	400,000	359,616
0.75%, 09/30/30 (h)	250,000	204,123
0.00%, 04/18/36 (h)(i)	300,000	186,231
0.00%, 06/29/37 (h)(i)	450,000	267,975
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	300,000	289,461
0.50%, 05/27/25 (h)	300,000	276,021
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 06/10/25 (h)	500,000	483,665
0.88%, 03/30/26 (h)	250,000	227,403
1.75%, 07/27/26 (h)	250,000	233,743
2.50%, 11/15/27 (h)	250,000	237,993
0.88%, 09/03/30 (h)	500,000	412,205
		14,388,128
Japan 0.2%
Japan Bank for International Cooperation
0.38%, 09/15/23	500,000	483,100
3.38%, 10/31/23	500,000	497,895
2.50%, 05/23/24	750,000	734,250
3.00%, 05/29/24	200,000	197,344
1.75%, 10/17/24	200,000	191,936
2.50%, 05/28/25	250,000	241,290
0.63%, 07/15/25	500,000	456,635
2.75%, 01/21/26	200,000	192,488
2.38%, 04/20/26	500,000	474,100
1.88%, 07/21/26	400,000	370,484
2.25%, 11/04/26	300,000	281,268
2.88%, 06/01/27	200,000	191,854
2.88%, 07/21/27	200,000	191,592
2.75%, 11/16/27	450,000	427,360
3.25%, 07/20/28	200,000	193,550
3.50%, 10/31/28	200,000	196,136
2.13%, 02/16/29	250,000	226,405
2.00%, 10/17/29	200,000	178,026
1.25%, 01/21/31	250,000	206,258
1.88%, 04/15/31	700,000	604,877
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,772
2.75%, 04/27/27	200,000	190,660
1.00%, 07/22/30	380,000	308,723
		7,223,003
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	150,000	147,901
3.70%, 03/01/24	193,000	193,093
2.88%, 04/06/25 (a)	250,000	243,900
1.75%, 01/22/26 (a)	200,000	185,700
3.00%, 04/06/27 (a)	200,000	191,578
3.63%, 09/10/28 (a)	300,000	292,947
3.13%, 04/06/30 (a)	250,000	231,747
2.38%, 05/22/30 (a)	300,000	263,913
3.63%, 04/06/40 (a)	100,000	88,320
5.10%, 08/17/40	114,000	118,868
4.25%, 11/23/41	100,000	94,868
3.95%, 05/15/43	150,000	136,109
4.80%, 11/08/43	100,000	101,601
3.25%, 11/18/49 (a)	300,000	240,282
3.70%, 04/06/50 (a)	250,000	217,837
		2,748,664
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	501,755
2.38%, 06/25/24	200,000	194,922
2.88%, 01/21/25	400,000	389,740
0.75%, 09/21/25	750,000	679,597
3.25%, 11/10/25	750,000	732,195
1.63%, 01/18/27	250,000	226,777
1.25%, 09/21/30	500,000	408,745
2.50%, 06/29/41	200,000	157,936

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Korea Development Bank
3.00%, 09/14/22	488,000	487,888
3.75%, 01/22/24	500,000	499,535
2.13%, 10/01/24	250,000	241,400
3.00%, 01/13/26	200,000	194,558
2.00%, 10/25/31	250,000	210,908
		4,925,956
Sweden 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	200,000	192,742
0.50%, 11/10/23	250,000	240,998
1.75%, 12/12/23	250,000	244,138
0.38%, 07/30/24	200,000	188,036
0.63%, 10/07/24	300,000	281,802
0.63%, 05/14/25	275,000	253,426
0.50%, 08/26/25	350,000	318,370
2.25%, 03/22/27	250,000	235,865
		1,955,377
		33,511,311
U.S. 1.3%
Fannie Mae
2.50%, 02/05/24	1,300,000	1,282,814
1.75%, 07/02/24	1,000,000	969,590
2.63%, 09/06/24	1,830,000	1,798,780
1.63%, 01/07/25	3,500,000	3,353,630
0.63%, 04/22/25	1,000,000	926,370
0.50%, 06/17/25	2,000,000	1,839,520
2.13%, 04/24/26	1,000,000	955,000
1.88%, 09/24/26	1,000,000	941,080
6.03%, 10/08/27	164,000	183,934
6.63%, 11/15/30	2,180,000	2,668,429
5.63%, 07/15/37	500,000	604,080
Federal Farm Credit Banks Funding Corp.
0.50%, 12/01/23	1,000,000	963,600
0.25%, 02/26/24	800,000	763,168
0.88%, 11/18/24	1,000,000	943,510
Federal Home Loan Bank
0.50%, 11/09/23	1,000,000	965,210
0.63%, 12/22/23	1,000,000	963,790
2.50%, 02/13/24	1,300,000	1,281,904
2.13%, 02/28/24	1,000,000	980,490
1.50%, 08/15/24	4,000,000	3,854,560
0.50%, 04/14/25	1,000,000	924,820
0.88%, 06/12/26	500,000	453,305
3.25%, 11/16/28	2,850,000	2,836,377
5.50%, 07/15/36	330,000	393,014
Federal Home Loan Mortgage Corp.
0.25%, 09/08/23	1,000,000	967,400
0.13%, 10/16/23	2,500,000	2,406,125
0.25%, 11/06/23	3,500,000	3,368,750
0.25%, 12/04/23	1,000,000	959,510
0.38%, 09/23/25	2,000,000	1,820,840
Federal National Mortgage Association
0.38%, 08/25/25	1,500,000	1,368,105
0.50%, 11/07/25	3,000,000	2,730,750
0.75%, 10/08/27	500,000	439,290
0.88%, 08/05/30	2,000,000	1,645,020
Freddie Mac
1.50%, 02/12/25	4,000,000	3,815,960
0.38%, 07/21/25	3,000,000	2,744,100
6.75%, 03/15/31	200,000	248,082
6.25%, 07/15/32	1,100,000	1,352,736
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Valley Authority
2.88%, 09/15/24	500,000	493,130
4.65%, 06/15/35	655,000	697,935
4.63%, 09/15/60	150,000	163,394
		56,068,102
		89,579,413

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	375,606
8.50%, 12/01/29	100,000	128,533
Province of Alberta
3.35%, 11/01/23	359,000	357,998
2.95%, 01/23/24	250,000	247,538
1.88%, 11/13/24	450,000	433,489
1.00%, 05/20/25	400,000	372,348
3.30%, 03/15/28	200,000	195,240
1.35%, 05/28/30	250,000	210,780
1.30%, 07/22/30	550,000	460,179
Province of British Columbia
1.75%, 09/27/24	400,000	385,316
2.25%, 06/02/26	150,000	142,218
0.90%, 07/20/26	300,000	270,315
1.30%, 01/29/31	500,000	416,635
Province of Manitoba
3.05%, 05/14/24	224,000	221,738
2.13%, 06/22/26	230,000	216,207
1.50%, 10/25/28	250,000	218,975
Province of New Brunswick
3.63%, 02/24/28	150,000	149,346
Province of Ontario
3.40%, 10/17/23	450,000	448,956
3.05%, 01/29/24	500,000	495,810
3.20%, 05/16/24	200,000	198,444
0.63%, 01/21/26	250,000	225,063
1.05%, 04/14/26	500,000	454,290
2.50%, 04/27/26	200,000	191,240
2.30%, 06/15/26	200,000	189,524
1.05%, 05/21/27	450,000	398,119
2.00%, 10/02/29	200,000	178,814
1.13%, 10/07/30	500,000	410,450
1.60%, 02/25/31	250,000	212,188
1.90%, 04/21/31	250,000	217,875
1.80%, 10/14/31	500,000	425,445
Province of Quebec
2.50%, 04/09/24	150,000	147,359
2.88%, 10/16/24	300,000	295,485
1.50%, 02/11/25	350,000	332,843
0.60%, 07/23/25	600,000	549,648
2.50%, 04/20/26	450,000	430,753
2.75%, 04/12/27	200,000	192,214
7.50%, 09/15/29	421,000	516,533
Province of Saskatchewan Canada
3.25%, 06/08/27	200,000	196,280
		11,509,794
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	95,000	106,245

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	353,575
Bay Area Toll Authority
2.57%, 04/01/31	200,000	180,829
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	495,408
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	306,520
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	250,000	211,119
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,143,121
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	531,093
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	636,480
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	255,397
California State University
2.98%, 11/01/51 (a)	200,000	153,439
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	45,081
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	118,989
RB Series 2018 C
4.47%, 01/01/49	150,000	144,786
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	750,000	877,435
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	100,846
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	111,273
City of New York
6.27%, 12/01/37	200,000	232,535
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	96,610
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	216,582
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	128,034
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	78,090
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	192,344
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	110,125
GO Series 2019D
2.66%, 09/01/39	144,059	120,497
GO Series 2019D
2.81%, 09/01/43	100,000	76,708
GO Series 2019H
2.90%, 09/01/49	100,000	73,147
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	137,646
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	111,398
Connecticut
GO (Teachers' Retirement Fund) Series
5.85%, 03/15/32	250,000	276,973
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	189,628
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	84,161
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	164,349
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	109,740
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	84,975
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	203,225
RB Series 2020C
2.92%, 11/01/50	250,000	192,326
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	95,177
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	378,368
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	81,074
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	107,535
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	122,017
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,523,447
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	117,136
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	112,691
JobsOhio Beverage System
4.53%, 01/01/35	300,000	304,252
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	490,233
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	100,397
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	244,763

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	208,690
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	113,001
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	251,922
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	275,744
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	591,000
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	115,119
RB Series 2020D
3.20%, 07/01/50	150,000	109,632
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	422,883
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016 B
4.05%, 07/01/26 (a)	130,000	130,319
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	261,749
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	381,962
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	169,864
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	194,501
Municipal Electric Authority of Georgia
7.06%, 04/01/57	297,000	321,475
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	144,000	165,517
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	144,000	166,477
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	277,120
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	340,753
RB Series 2019B
4.13%, 06/15/42	200,000	172,645
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	455,455
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	444,986
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	216,929
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	145,132
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	118,949
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	296,367
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	55,284
RB Series 2009F
5.63%, 03/15/39	100,000	109,361
RB Series 2019B
3.14%, 07/01/43	220,000	183,028
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	106,877
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	192,633
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	456,126
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	240,000	248,982
Port Authority of New York & New Jersey
1.09%, 07/01/23	400,000	391,595
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	165,838
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	110,834
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	209,297
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	105,729
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	173,402
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	73,330
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	435,998
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	121,991
6.58%, 05/15/49	75,000	92,359
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	59,427
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	75,526
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	13,276
RB Series 2018B
3.82%, 01/01/48	150,000	130,491
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	121,722

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	118,960
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	89,815
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	107,943
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	278,285
Series A
1.71%, 07/01/27	400,000	358,046
Series A
2.15%, 07/01/30	600,000	512,926
State of California
2.38%, 10/01/26	175,000	165,811
7.63%, 03/01/40	300,000	397,402
GO Bonds
7.60%, 11/01/40	300,000	407,689
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	92,857	101,402
State of Washington
5.14%, 08/01/40	100,000	109,112
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	637,058
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	125,908
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	289,540
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	324,433
RB Series 2016A
3.80%, 12/01/46	100,000	90,865
The Pennsylvania State University
2.84%, 09/01/50	150,000	113,409
University of California
0.88%, 05/15/25 (a)	500,000	462,001
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	556,538
RB Series 2012AD
4.86%, 05/15/12	100,000	92,763
RB Series 2013AJ
4.60%, 05/15/31	100,000	101,343
RB Series 2015AQ
4.77%, 05/15/15	150,000	136,345
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	173,242
RB Series 2020BG
1.61%, 05/15/30 (a)	250,000	206,621
University of Michigan
2.44%, 04/01/40 (a)	250,000	193,963
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	76,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	89,874
RB Series 2020
2.26%, 09/01/50 (a)	400,000	266,191
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	196,531
		29,089,732
		40,599,526

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	650,000	621,407
0.75%, 05/19/26	250,000	225,875
		847,282
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	194,622
3.13%, 01/21/26	200,000	191,704
3.24%, 02/06/28 (a)	450,000	419,710
2.45%, 01/31/31 (a)(c)	300,000	254,055
2.55%, 01/27/32 (a)	200,000	167,076
2.55%, 07/27/33 (a)	500,000	402,250
3.10%, 05/07/41 (a)	550,000	403,353
4.34%, 03/07/42 (a)	250,000	214,748
3.63%, 10/30/42	150,000	116,358
3.86%, 06/21/47	200,000	160,068
3.50%, 01/25/50 (a)	500,000	368,115
4.00%, 01/31/52 (a)	200,000	157,858
3.10%, 01/22/61 (a)	450,000	290,705
3.25%, 09/21/71 (a)	200,000	126,430
		3,467,052
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	300,000	304,677
5.38%, 03/25/24	300,000	301,533
7.63%, 03/29/41	350,000	401,720
		1,007,930
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	150,078
3.50%, 01/11/28	200,000	194,980
4.10%, 04/24/28	250,000	250,983
4.75%, 02/11/29	200,000	206,788
3.40%, 09/18/29	450,000	429,259
2.85%, 02/14/30	600,000	551,010
3.85%, 10/15/30	300,000	293,403
4.35%, 01/11/48	400,000	360,472
5.35%, 02/11/49	200,000	200,950
3.70%, 10/30/49	300,000	247,785
3.50%, 02/14/50	200,000	159,088
4.20%, 10/15/50	250,000	218,555
3.05%, 03/12/51	400,000	305,552
4.45%, 04/15/70	200,000	175,764
3.35%, 03/12/71	200,000	144,486
		3,889,153

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	200,000	195,036
3.25%, 01/17/28	200,000	197,892
2.75%, 07/03/30	350,000	331,566
4.50%, 01/30/43	300,000	304,548
4.13%, 01/17/48	200,000	189,478
3.88%, 07/03/50	300,000	271,389
4.50%, 04/03/20	200,000	183,458
State of Israel
2.50%, 01/15/30	200,000	186,288
3.38%, 01/15/50	350,000	290,423
		2,150,078
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	746,359
0.88%, 05/06/24	250,000	234,553
2.38%, 10/17/24	550,000	523,435
1.25%, 02/17/26	500,000	437,920
2.88%, 10/17/29	475,000	409,792
5.38%, 06/15/33	250,000	252,203
4.00%, 10/17/49	550,000	426,079
3.88%, 05/06/51	500,000	367,230
		3,397,571
Mexico 0.2%
Mexico Government International Bond
3.60%, 01/30/25	300,000	300,000
3.90%, 04/27/25 (a)	200,000	200,234
4.13%, 01/21/26	288,000	288,325
4.15%, 03/28/27	500,000	497,565
3.75%, 01/11/28	400,000	386,264
4.50%, 04/22/29	600,000	589,122
3.25%, 04/16/30 (a)(c)	500,000	446,715
2.66%, 05/24/31 (a)	400,000	331,876
8.30%, 08/15/31	150,000	186,689
4.75%, 04/27/32 (a)(c)	700,000	679,273
6.75%, 09/27/34	362,000	400,586
6.05%, 01/11/40	700,000	704,480
4.28%, 08/14/41 (a)	400,000	322,644
4.75%, 03/08/44	950,000	806,816
5.55%, 01/21/45	550,000	516,296
4.60%, 01/23/46	450,000	368,545
4.35%, 01/15/47	300,000	235,986
4.60%, 02/10/48	400,000	326,452
4.50%, 01/31/50 (a)	475,000	378,527
5.00%, 04/27/51 (a)	650,000	552,389
4.40%, 02/12/52 (a)	250,000	191,793
3.77%, 05/24/61 (a)	600,000	401,646
5.75%, 10/12/10	420,000	361,175
		9,473,398
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	199,900
3.75%, 03/16/25 (a)	300,000	297,330
8.88%, 09/30/27	250,000	297,000
3.88%, 03/17/28 (a)	200,000	192,442
9.38%, 04/01/29	100,000	122,428
3.16%, 01/23/30 (a)	200,000	176,292
2.25%, 09/29/32 (a)	1,000,000	778,980
6.70%, 01/26/36	131,000	141,430
4.50%, 05/15/47	250,000	201,280
4.50%, 04/16/50 (a)	400,000	317,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 04/29/53	200,000	153,298
4.50%, 04/01/56 (a)	550,000	426,954
3.87%, 07/23/60 (a)	850,000	588,668
4.50%, 01/19/63 (a)	250,000	189,945
		4,083,699
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	269,345
2.39%, 01/23/26 (a)	200,000	187,454
4.13%, 08/25/27	250,000	245,662
2.84%, 06/20/30	150,000	130,566
2.78%, 01/23/31 (a)	700,000	598,626
1.86%, 12/01/32 (a)	300,000	228,771
8.75%, 11/21/33	450,000	581,337
3.00%, 01/15/34 (a)	200,000	163,494
6.55%, 03/14/37	300,000	329,742
3.30%, 03/11/41 (a)	250,000	190,625
5.63%, 11/18/50	395,000	412,680
3.55%, 03/10/51 (a)	400,000	300,112
2.78%, 12/01/60 (a)	250,000	156,625
3.60%, 01/15/72 (a)	200,000	137,458
3.23%, 07/28/21 (a)	250,000	156,583
		4,089,080
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	402,568
10.63%, 03/16/25	300,000	350,577
5.50%, 03/30/26	200,000	211,940
3.00%, 02/01/28	400,000	386,040
3.75%, 01/14/29	400,000	397,252
9.50%, 02/02/30	250,000	330,270
2.46%, 05/05/30	200,000	180,180
7.75%, 01/14/31	350,000	431,672
6.38%, 01/15/32	300,000	342,732
6.38%, 10/23/34	600,000	691,914
3.95%, 01/20/40	600,000	547,986
3.70%, 03/01/41	750,000	650,670
3.70%, 02/02/42	400,000	344,896
2.95%, 05/05/45	200,000	149,470
3.20%, 07/06/46	500,000	386,855
		5,805,022
Poland 0.0%
Republic of Poland Government International Bond
4.00%, 01/22/24	450,000	450,108
3.25%, 04/06/26 (c)	450,000	443,583
		893,691
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	200,562
5.63%, 11/03/25	232,000	242,992
2.75%, 01/19/27	250,000	240,615
3.50%, 09/20/28	200,000	197,258
2.50%, 06/19/29	200,000	187,762
1.75%, 10/15/31	200,000	172,550
4.13%, 06/10/44	200,000	204,826
		1,446,565

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	75,334	76,422
4.38%, 10/27/27	300,000	308,859
4.38%, 01/23/31 (a)	350,000	358,449
7.63%, 03/21/36	250,000	322,650
4.13%, 11/20/45	150,000	142,888
5.10%, 06/18/50	750,000	766,200
4.98%, 04/20/55	500,000	503,970
		2,479,438
		43,029,959

Supranational* 1.3%
African Development Bank
2.13%, 11/16/22	300,000	299,517
3.00%, 09/20/23	250,000	248,460
0.88%, 03/23/26	250,000	227,253
0.88%, 07/22/26	500,000	450,930
Asian Development Bank
0.25%, 07/14/23	750,000	728,827
0.25%, 10/06/23	1,000,000	964,670
2.63%, 01/30/24	450,000	444,348
0.38%, 06/11/24	750,000	709,462
1.50%, 10/18/24	400,000	383,468
2.00%, 01/22/25	851,000	820,551
0.63%, 04/29/25	400,000	370,308
0.38%, 09/03/25	1,000,000	909,060
0.50%, 02/04/26	750,000	676,297
1.00%, 04/14/26	1,000,000	913,700
2.00%, 04/24/26	500,000	473,605
2.63%, 01/12/27	500,000	483,055
2.50%, 11/02/27	500,000	476,590
2.75%, 01/19/28	200,000	192,596
5.82%, 06/16/28	250,000	279,250
1.88%, 03/15/29	300,000	273,018
1.75%, 09/19/29	250,000	223,973
1.88%, 01/24/30	400,000	359,732
0.75%, 10/08/30	750,000	610,335
1.50%, 03/04/31	500,000	431,875
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	278,085
Council of Europe Development Bank
2.63%, 02/13/23	250,000	249,185
0.25%, 06/10/23	150,000	146,261
0.25%, 10/20/23	200,000	192,576
1.38%, 02/27/25	150,000	142,125
0.88%, 09/22/26	250,000	224,628
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	240,555
0.50%, 05/19/25	350,000	322,252
0.50%, 11/25/25	500,000	453,110
0.50%, 01/28/26	500,000	450,600
European Investment Bank
2.50%, 03/15/23	850,000	846,217
2.88%, 08/15/23	650,000	645,632
0.25%, 09/15/23	250,000	241,633
3.13%, 12/14/23	750,000	746,077
3.25%, 01/29/24	1,000,000	996,020
2.63%, 03/15/24	500,000	493,185
2.25%, 06/24/24	500,000	488,845
2.50%, 10/15/24	400,000	391,812
1.88%, 02/10/25	450,000	432,338
1.63%, 03/14/25	700,000	667,352
0.63%, 07/25/25	1,000,000	919,470
0.38%, 12/15/25	1,000,000	901,470
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 03/26/26	500,000	447,425
2.13%, 04/13/26	500,000	476,680
0.75%, 10/26/26	500,000	447,520
1.38%, 03/15/27	750,000	685,087
2.38%, 05/24/27	450,000	429,485
1.63%, 10/09/29	350,000	311,847
0.88%, 05/17/30	170,000	141,506
0.75%, 09/23/30	500,000	409,360
1.25%, 02/14/31 (c)	500,000	425,830
1.63%, 05/13/31	250,000	219,343
4.88%, 02/15/36	500,000	572,825
Inter-American Development Bank
3.00%, 10/04/23	200,000	198,796
0.25%, 11/15/23	1,250,000	1,201,787
2.63%, 01/16/24	500,000	493,750
3.00%, 02/21/24	1,000,000	992,050
0.50%, 09/23/24	250,000	235,010
2.13%, 01/15/25	1,000,000	967,200
1.75%, 03/14/25	500,000	477,795
0.88%, 04/03/25	300,000	279,960
0.63%, 07/15/25	400,000	367,676
0.88%, 04/20/26	250,000	227,308
2.00%, 06/02/26	524,000	495,494
2.00%, 07/23/26	300,000	283,308
2.38%, 07/07/27	350,000	332,903
0.63%, 09/16/27	1,000,000	868,780
1.13%, 07/20/28	500,000	437,130
3.13%, 09/18/28	650,000	636,506
2.25%, 06/18/29	700,000	649,621
1.13%, 01/13/31	750,000	628,710
4.38%, 01/24/44	350,000	378,004
International Bank for Reconstruction & Development
3.00%, 09/27/23	1,250,000	1,242,012
2.50%, 03/19/24	1,150,000	1,131,968
1.50%, 08/28/24	500,000	480,615
2.50%, 11/25/24	600,000	586,830
1.63%, 01/15/25	750,000	717,270
0.75%, 03/11/25	850,000	792,412
0.63%, 04/22/25	1,500,000	1,390,395
0.38%, 07/28/25	1,250,000	1,140,162
2.50%, 07/29/25	1,150,000	1,115,339
0.50%, 10/28/25	1,000,000	908,730
0.88%, 07/15/26	750,000	678,105
1.88%, 10/27/26	200,000	187,120
2.50%, 11/22/27	350,000	333,792
0.75%, 11/24/27	1,000,000	869,810
1.38%, 04/20/28	500,000	446,175
1.13%, 09/13/28	500,000	436,020
1.75%, 10/23/29	450,000	405,162
0.88%, 05/14/30	500,000	415,325
0.75%, 08/26/30	750,000	611,392
1.25%, 02/10/31	750,000	635,220
1.63%, 11/03/31	1,000,000	864,000
2.50%, 03/29/32	750,000	697,725
4.75%, 02/15/35	480,000	533,443
International Finance Corp.
1.38%, 10/16/24	350,000	334,800
0.38%, 07/16/25	450,000	411,093
2.13%, 04/07/26	200,000	190,334
0.75%, 08/27/30	400,000	326,256
Nordic Investment Bank
2.25%, 05/21/24	250,000	244,615
2.63%, 04/04/25	250,000	244,280
0.38%, 09/11/25	450,000	408,798
0.50%, 01/21/26	250,000	225,560

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	964,190
2.25%, 05/16/24	400,000	390,724
0.50%, 05/28/25	500,000	457,920
0.50%, 01/27/26	750,000	671,302
		58,627,898
Total Government Related (Cost $254,464,111)		231,836,796

SECURITIZED 30.1% OF NET ASSETS

Asset-Backed Securities 0.1%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	168,997
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	25,435	25,431
Series 2018-C Class A4
3.13%, 02/15/24 (a)	42,302	42,306
1.68%, 05/15/25 (a)	1,030,000	1,007,511
		1,244,245
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2019-3 Class A
2.00%, 04/15/25 (a)	1,000,000	999,601
Series 2018-2 Class A
3.01%, 10/15/25 (a)	1,800,000	1,794,268
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	449,863
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	930,447
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	600,077
Discover Card Execution Note Trust
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	299,280
		5,073,536
		6,317,781

Commercial Mortgage-Backed Security 2.2%
BANK
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	143,349
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,138,434
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	910,080
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	554,831
Series 2020-BN26 Class A4
2.40%, 03/15/63 (a)	300,000	261,315
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	150,553	143,130
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	99,535	99,535
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	437,647
Benchmark Mortgage Trust
Series 2019-B10 Class A4
3.72%, 03/15/62 (a)	5,090,000	4,867,570
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	643,532
Series 2019-B13 Class A4
2.95%, 08/15/57 (a)	3,500,000	3,178,627
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	600,000	585,005
Series 2020-B16 Class A5
2.73%, 02/15/53 (a)	1,000,000	890,286
CD Mortgage Trust
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	229,576
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	393,034
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	411,208
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,128,092
Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	249,027
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,185,497
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	95,978
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	5,426,988
COMM Mortgage Trust
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	415,134	407,098
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	540,386	527,243
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	247,935
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	44,430
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,119,176
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	485,728
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	322,241
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	586,747
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	292,499
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,372,008
Series 2019-C17 Class A5
3.02%, 09/15/52 (a)	2,500,000	2,270,410
CSMC Trust
Series 2016-NXSR Class A4
3.79%, 12/15/49 (a)	2,000,000	1,943,851
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	45,073	44,831
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(j)	143,727	139,756
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(j)	785,000	743,887

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	389,684
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	196,382
Series K045 Class A2
3.02%, 01/25/25 (a)	459,378	450,569
Series K047 Class A2
3.33%, 05/25/25 (a)(j)	400,000	394,483
Series K048 Class A2
3.28%, 06/25/25 (a)(j)	1,150,000	1,131,865
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	97,884
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	9,659
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	574,722
Series K061 Class A2
3.35%, 11/25/26 (a)(j)	2,500,000	2,455,527
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	295,287
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	732,334
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,166,012
Series K070 Class A2
3.30%, 11/25/27 (a)(j)	500,000	489,433
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	1,955,813
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	886,638
Series K074 Class A1
3.60%, 09/25/27 (a)	132,319	131,562
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	3,472,214
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,187,046
Series K083 Class A2
4.05%, 09/25/28 (a)(j)	250,000	253,108
Series K085 Class A2
4.06%, 10/25/28 (a)(j)	700,000	706,996
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	99,732
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,048,878
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,352,625
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	684,139
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	363,564
Series K727 Class A2
2.95%, 07/25/24 (a)	92,786	91,306
Series K728 Class A2
3.06%, 08/25/24 (a)(j)	392,054	387,055
Series K733 Class A2
3.75%, 08/25/25 (a)(j)	1,400,000	1,392,343
Series K735 Class A2
2.86%, 05/25/26 (a)	829,017	801,011
Series KS03 Class A4
3.16%, 05/25/25 (a)(j)	150,000	147,535
GS Mortgage Securities Trust
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	223,310
Series 2020-GC45 Class A5
2.91%, 02/13/53 (a)	3,000,000	2,699,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4 Class A4
3.65%, 12/15/49 (a)(j)	2,034,000	1,962,563
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	198,907
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	659,208	638,194
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	2,550,000	2,477,487
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class A5
3.72%, 03/15/50 (a)	2,430,000	2,355,730
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	964,177
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	292,640
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.30%, 08/15/46 (a)(j)	350,000	346,960
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	357,442
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	99,304
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,255,857
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	48,880
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	387,198
Series 2017-H1 Class A4
3.26%, 06/15/50 (a)	250,000	237,937
Series 2020-HR8 Class A4
2.04%, 07/15/53 (a)	1,000,000	839,951
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	190,650
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	574,446
Wells Fargo Commercial Mortgage Trust
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	113,947	109,437
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(j)	1,409,000	1,385,559
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	246,292	235,702
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	195,218
Series 2015-NXS4 Class A4
3.72%, 12/15/48 (a)	2,100,000	2,048,044
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,164,879
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	682,120
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,290,973
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	273,456	265,569
Series 2017-C40 Class A4
3.58%, 10/15/50 (a)	1,020,000	977,846
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	285,696
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,339,143

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	935,133
Series 2018-C47 Class A3
4.18%, 09/15/61 (a)	500,000	486,280
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	640,894
Series 2019-C51 Class A4
3.31%, 06/15/52 (a)	1,800,000	1,667,858
Series 2019-C53 Class A4
3.04%, 10/15/52 (a)	500,000	454,851
Series 2020-C55 Class A5
2.73%, 02/15/53 (a)	1,950,000	1,729,553
Series 2020-C58 Class A4
2.09%, 07/15/53 (a)	1,645,000	1,366,348
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(j)	710,000	706,090
Series 2013-C18 Class A4
3.90%, 12/15/46 (a)	389,008	383,010
		95,367,240

Mortgage-Backed Securities Pass-Through 27.8%
Fannie Mae
4.50%, 12/01/24 to 07/01/49 (a)	13,823,431	14,057,401
3.50%, 10/01/25 to 09/01/50 (a)	59,738,920	57,932,675
3.00%, 10/01/26 to 05/01/52 (a)	84,062,804	79,415,341
4.00%, 06/01/27 to 08/01/50 (a)	37,800,604	37,578,161
2.50%, 07/01/27 to 05/01/52 (a)	140,257,018	126,979,258
2.00%, 12/01/27 to 04/01/52 (a)	194,414,964	170,039,161
5.50%, 03/01/33 to 11/01/48 (a)	2,767,557	2,922,257
5.00%, 11/01/33 to 09/01/49 (a)	4,755,467	4,921,978
6.50%, 08/01/34 to 05/01/40 (a)	139,798	151,997
6.00%, 04/01/35 to 07/01/41 (a)	1,241,097	1,328,606
1.50%, 08/01/35 to 11/01/51 (a)	38,411,147	33,267,877
1.00%, 03/01/36 to 07/01/36 (a)	870,907	752,203
Freddie Mac
2.00%, 08/01/23 to 03/01/52 (a)	170,093,126	148,335,001
3.50%, 01/01/26 to 09/01/51 (a)	26,778,892	25,953,605
4.00%, 05/01/26 to 07/01/50 (a)	15,804,474	15,709,403
3.00%, 08/01/26 to 05/01/52 (a)	50,358,612	47,453,809
2.50%, 04/01/27 to 05/01/52 (a)	101,629,955	91,662,332
6.00%, 05/01/32 to 07/01/40 (a)	766,575	822,155
5.50%, 06/01/33 to 08/01/41 (a)	1,283,125	1,356,755
5.00%, 11/01/33 to 12/01/49 (a)	2,761,945	2,870,485
4.50%, 05/01/34 to 08/01/49 (a)	8,139,857	8,286,587
1.50%, 08/01/35 to 08/01/51 (a)	44,692,355	38,071,251
6.50%, 02/01/36 (a)	84,232	91,335
1.00%, 10/01/36 (a)	368,533	318,412
Ginnie Mae
3.00%, 04/20/27 to 04/20/52 (a)	47,995,524	45,563,348
2.50%, 08/20/27 to 04/20/52 (a)	75,343,756	69,087,641
3.50%, 09/20/32 to 06/20/51 (a)	37,051,853	36,186,940
5.00%, 02/20/33 to 11/20/47 (a)	3,666,881	3,841,687
5.50%, 04/15/33 to 11/20/44 (a)	358,891	380,668
2.00%, 04/20/36 to 03/20/52 (a)	72,666,239	64,480,829
4.00%, 06/15/39 to 02/20/50 (a)	17,033,793	17,022,341
4.50%, 07/15/39 to 02/20/50 (a)	7,586,204	7,740,478
6.00%, 04/20/44 (a)	165,151	179,610
1.50%, 03/20/51 to 10/20/51 (a)	885,433	753,182
Ginnie Mae TBA
3.00%, 09/21/52 (a)(k)	7,000,000	6,566,751
3.50%, 09/21/52 (a)(k)	4,000,000	3,855,609
4.00%, 09/21/52 (a)(k)	4,500,000	4,432,635
4.50%, 09/21/52 (a)(k)	4,000,000	4,000,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UMBS TBA
2.50%, 09/19/37 to 09/14/52 (a)(k)	8,000,000	7,301,975
3.00%, 09/14/52 (a)(k)	16,000,000	14,804,227
3.50%, 09/14/52 (a)(k)	12,000,000	11,437,395
4.00%, 09/14/52 (a)(k)	13,000,000	12,686,319
4.50%, 09/14/52 (a)(k)	10,000,000	9,939,741
5.00%, 09/15/52 (a)(k)	1,500,000	1,514,053
		1,232,054,238
Total Securitized (Cost $1,490,819,347)		1,333,739,259

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (l)	81,978,838	81,978,838
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (l)(m)	2,211,896	2,211,896
		84,190,734
Total Short-Term Investments (Cost $84,190,734)		84,190,734
Total Investments in Securities (Cost $4,976,758,766)		4,501,563,669

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $2,136,666.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,788,115 or 0.5% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ACES —	Alternate Credit Enhancement Securities
GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/22	FACE AMOUNT AT 8/31/22	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
TD Ameritrade Holding Corp.
3.75%, 04/01/24	$53,990	$—	($53,743)	$3,851	($4,100)	$2	$—	$—	$120
3.63%, 04/01/25	109,256	—	(108,518)	5,883	(6,573)	(48)	—	—	232
3.30%, 04/01/27	110,396	—	(109,386)	(586)	(310)	(114)	—	—	211
2.75%, 10/01/29	107,222	—	(105,263)	(717)	(1,198)	(44)	—	—	176
The Charles Schwab Corp.
2.65%, 01/25/23	154,670	—	(152,297)	(581)	(438)	(1,354)	—	—	1,667
3.55%, 02/01/24	107,332	—	(51,218)	(1,629)	(2,186)	(2,386)	49,913	50,000	2,712
0.75%, 03/18/24	251,702	—	—	—	(11,636)	(699)	239,367	250,000	1,875
3.75%, 04/01/24	—	53,693	—	—	(2,315)	(1,410)	49,968	50,000	1,755
3.00%, 03/10/25	—	51,222	—	—	(2,045)	(217)	48,960	50,000	746
4.20%, 03/24/25	111,511	—	—	—	(9,657)	(1,359)	100,495	100,000	4,200
3.63%, 04/01/25	—	108,418	(54,151)	(25)	(3,649)	(1,137)	49,456	50,000	1,747
3.85%, 05/21/25	165,626	—	(51,943)	(488)	(11,048)	(1,961)	100,186	100,000	4,866
3.45%, 02/13/26	—	52,282	—	—	(2,592)	(300)	49,390	50,000	858
0.90%, 03/11/26	249,300	—	(46,823)	(3,492)	(18,564)	(357)	180,064	200,000	2,037
1.15%, 05/13/26	201,410	—	(47,244)	(3,011)	(15,534)	(214)	135,407	150,000	2,028
3.20%, 03/02/27	109,889	—	—	—	(10,877)	(2,121)	96,891	100,000	3,200
2.45%, 03/03/27	—	242,267	—	—	(9,478)	591	233,380	250,000	2,467
3.30%, 04/01/27	—	109,286	—	—	(10,653)	(1,522)	97,111	100,000	3,089
3.20%, 01/25/28	110,264	—	—	—	(14,027)	(656)	95,581	100,000	3,200
2.00%, 03/20/28	154,758	50,499	—	—	(25,024)	(303)	179,930	200,000	3,831
4.00%, 02/01/29	115,666	—	—	—	(15,601)	(1,527)	98,538	100,000	4,000
3.25%, 05/22/29	110,773	—	—	—	(15,963)	(857)	93,953	100,000	3,250
2.75%, 10/01/29	—	105,163	(52,845)	271	(7,158)	(288)	45,143	50,000	1,325
4.63%, 03/22/30	122,280	—	(55,386)	789	(16,143)	(788)	50,752	50,000	3,533
1.65%, 03/11/31	97,913	—	—	—	(17,158)	78	80,833	100,000	1,650
2.30%, 05/13/31	103,370	—	—	—	(17,665)	(357)	85,348	100,000	2,300
1.95%, 12/01/31	—	149,972	(21,352)	(3,644)	(22,803)	3	102,176	125,000	2,723
2.90%, 03/03/32	—	144,084	—	—	(11,760)	204	132,528	150,000	1,752
Total	$2,547,328	$1,066,886	($910,169)	($3,379)	($286,155)	($19,141)	$2,395,370		$61,550

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,066,320,000	$—	$1,066,320,000
Treasuries [1]	—	1,785,476,880	—	1,785,476,880
Government Related[1]	—	231,836,796	—	231,836,796
Securitized [1]	—	1,333,739,259	—	1,333,739,259
Short-Term Investments[1]	84,190,734	—	—	84,190,734
Total	$84,190,734	$4,417,372,935	$—	$4,501,563,669

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Taxable Bond Funds  |  Annual Report
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Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2022
Assets
Investments in securities, at value - affiliated (cost $2,630,971)		$2,395,370
Investments in securities, at value - unaffiliated (cost $4,974,127,795) including securities on loan of $2,136,666		4,499,168,299
Deposits with brokers for TBA margin		370,000
Receivables:
Investments sold		60,202,371
Interest		22,892,915
Fund shares sold		2,741,999
Dividends		126,442
Income from securities on loan	+	1,994
Total assets		4,587,899,390
Liabilities
Collateral held for securities on loan		2,211,896
Payables:
Investments bought - delayed delivery		81,207,803
Investments bought		59,164,695
Fund shares redeemed		3,321,472
Distributions to shareholders		2,075,164
Investment adviser fees	+	154,444
Total liabilities		148,135,474
Net assets		$4,439,763,916
Net Assets by Source
Capital received from investors		$5,030,649,551
Total distributable loss	+	(590,885,635)
Net assets		$4,439,763,916

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,439,763,916		485,315,222		$9.15

Schwab Taxable Bond Funds  |  Annual Report
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Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2021 through August 31, 2022
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $67)		$99,822,106
Dividends received from securities - unaffiliated		358,078
Interest received from securities - affiliated		42,409
Securities on loan, net	+	10,677
Total investment income		100,233,270
Expenses
Investment adviser fees		2,037,448
Proxy fees[1]	+	132,900
Total expenses	–	2,170,348
Net investment income		98,062,922
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(3,379)
Net realized losses on sales of securities - unaffiliated		(79,539,648)
Net realized gains on futures contracts	+	124,480
Net realized losses		(79,418,547)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(286,155)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(644,255,210)
Net change in unrealized appreciation (depreciation)	+	(644,541,365)
Net realized and unrealized losses		(723,959,912)
Decrease in net assets resulting from operations		($625,896,990)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

Schwab Taxable Bond Funds  |  Annual Report
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Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/21-8/31/22		9/1/20-8/31/21
Net investment income		$98,062,922	$84,585,345
Net realized gains (losses)		(79,418,547)	2,027,180
Net change in unrealized appreciation (depreciation)	+	(644,541,365)	(96,642,777)
Decrease in net assets from operations		($625,896,990)	($10,030,252)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($110,844,252)	($112,841,716)

TRANSACTIONS IN FUND SHARES
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		166,924,590	$1,647,505,674	207,229,520	$2,204,914,044
Shares reinvested		8,762,027	86,114,483	8,579,233	91,136,260
Shares redeemed	+	(211,514,955)	(2,066,769,920)	(128,161,408)	(1,360,610,590)
Net transactions in fund shares		(35,828,338)	($333,149,763)	87,647,345	$935,439,714
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		521,143,560	$5,509,654,921	433,496,215	$4,697,087,175
Total increase (decrease)	+	(35,828,338)	(1,069,891,005)	87,647,345	812,567,746
End of period		485,315,222	$4,439,763,916	521,143,560	$5,509,654,921

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$10.28	$10.39	$10.13	$9.80	$10.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.10	0.19	0.24	0.19
Net realized and unrealized gains (losses)	(0.70)	(0.08)	0.27	0.33	(0.24)
Total from investment operations	(0.59)	0.02	0.46	0.57	(0.05)
Less distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.20)	(0.24)	(0.19)
Distributions from net realized gains	(0.03)	(0.03)	—	—	—
Total distributions	(0.14)	(0.13)	(0.20)	(0.24)	(0.19)
Net asset value at end of period	$9.55	$10.28	$10.39	$10.13	$9.80
Total return	(5.81%)	0.18%	4.59%	5.89%	(0.51%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [2]	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	1.07%	0.96%	1.89%	2.43%	1.92%
Portfolio turnover rate	59%	61%	65%	46%	61%
Net assets, end of period (x 1,000,000)	$1,881	$2,228	$1,694	$877	$522

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.0% OF NET ASSETS

Financial Institutions 12.1%
Banking 9.6%
Ally Financial, Inc.
1.45%, 10/02/23 (a)	300,000	290,913
3.88%, 05/21/24 (a)	100,000	99,124
5.13%, 09/30/24	150,000	152,376
4.63%, 03/30/25	100,000	99,822
5.80%, 05/01/25 (a)	200,000	204,922
American Express Co.
0.75%, 11/03/23	200,000	193,386
3.40%, 02/22/24 (a)	150,000	148,830
3.38%, 05/03/24	500,000	494,480
2.50%, 07/30/24 (a)	400,000	389,252
3.00%, 10/30/24 (a)	450,000	441,279
3.63%, 12/05/24 (a)	100,000	99,501
2.25%, 03/04/25 (a)	400,000	381,944
3.95%, 08/01/25 (a)	400,000	395,940
4.20%, 11/06/25 (a)	250,000	250,587
3.13%, 05/20/26 (a)	250,000	241,400
1.65%, 11/04/26 (a)	150,000	135,680
2.55%, 03/04/27 (a)	400,000	371,600
3.30%, 05/03/27 (a)	400,000	383,164
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	247,973
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	193,312
1.13%, 09/18/25	200,000	181,308
Banco Santander S.A.
3.89%, 05/24/24	400,000	396,504
2.71%, 06/27/24	200,000	194,206
2.75%, 05/28/25	400,000	376,668
5.18%, 11/19/25	400,000	396,424
1.85%, 03/25/26	400,000	356,516
4.25%, 04/11/27	200,000	192,456
5.29%, 08/18/27	400,000	391,992
1.72%, 09/14/27 (a)(b)	400,000	345,504
4.18%, 03/24/28 (a)(b)	400,000	376,564
Bank of America Corp.
4.13%, 01/22/24	500,000	502,175
4.00%, 04/01/24	550,000	551,193
4.20%, 08/26/24	800,000	799,608
0.81%, 10/24/24 (a)(b)	550,000	527,945
4.00%, 01/22/25	600,000	595,236
1.84%, 02/04/25 (a)(b)	400,000	384,684
3.46%, 03/15/25 (a)(b)	500,000	491,785
3.95%, 04/21/25	650,000	643,688
0.98%, 04/22/25 (a)(b)	500,000	471,775
3.84%, 04/25/25 (a)(b)	100,000	99,019
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/01/25	350,000	349,380
0.98%, 09/25/25 (a)(b)	550,000	510,900
3.09%, 10/01/25 (a)(b)	300,000	290,940
2.46%, 10/22/25 (a)(b)	600,000	572,904
1.53%, 12/06/25 (a)(b)	400,000	373,408
3.37%, 01/23/26 (a)(b)	500,000	484,050
2.02%, 02/13/26 (a)(b)	450,000	421,375
4.45%, 03/03/26	550,000	548,020
3.38%, 04/02/26 (a)(b)	725,000	700,778
3.50%, 04/19/26	600,000	585,216
1.32%, 06/19/26 (a)(b)	750,000	682,132
4.25%, 10/22/26	500,000	492,600
1.20%, 10/24/26 (a)(b)	600,000	536,982
1.66%, 03/11/27 (a)(b)	650,000	581,724
3.56%, 04/23/27 (a)(b)	750,000	715,792
1.73%, 07/22/27 (a)(b)	1,350,000	1,198,881
3.82%, 01/20/28 (a)(b)	650,000	622,628
2.55%, 02/04/28 (a)(b)	500,000	453,690
3.71%, 04/24/28 (a)(b)	400,000	380,268
4.38%, 04/27/28 (a)(b)	500,000	488,220
3.59%, 07/21/28 (a)(b)	400,000	376,896
4.95%, 07/22/28 (a)(b)	500,000	499,735
Bank of Montreal
0.40%, 09/15/23	400,000	386,128
0.45%, 12/08/23	150,000	143,873
3.30%, 02/05/24	300,000	297,342
2.15%, 03/08/24	250,000	243,658
2.50%, 06/28/24	250,000	244,023
0.63%, 07/09/24	250,000	235,250
1.50%, 01/10/25	250,000	235,413
1.85%, 05/01/25	350,000	329,938
3.70%, 06/07/25	200,000	197,478
1.25%, 09/15/26	300,000	267,678
0.95%, 01/22/27 (a)(b)	350,000	312,196
2.65%, 03/08/27	300,000	279,216
4.34%, 10/05/28 (a)(b)	300,000	298,959
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	199,842
Barclays Bank PLC
3.75%, 05/15/24	200,000	198,966
Barclays PLC
4.38%, 09/11/24	200,000	197,786
1.01%, 12/10/24 (a)(b)	300,000	284,502
3.65%, 03/16/25	425,000	412,994
3.93%, 05/07/25 (a)(b)	600,000	587,028
4.38%, 01/12/26	650,000	637,442
2.85%, 05/07/26 (a)(b)	400,000	374,576
5.20%, 05/12/26	400,000	396,700
2.28%, 11/24/27 (a)(b)	400,000	351,532
5.50%, 08/09/28 (a)(b)	400,000	393,708
BNP Paribas S.A.
4.25%, 10/15/24	200,000	199,364

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BPCE S.A.
4.00%, 04/15/24	250,000	248,787
3.38%, 12/02/26	250,000	239,048
Cadence Bank
4.13%, 11/20/29 (a)(b)	50,000	48,644
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	150,000	149,645
0.50%, 12/14/23	250,000	239,635
3.10%, 04/02/24	150,000	147,984
2.25%, 01/28/25	150,000	143,070
3.30%, 04/07/25	250,000	243,758
3.95%, 08/04/25	300,000	296,604
0.95%, 10/23/25	250,000	227,735
1.25%, 06/22/26	200,000	178,886
3.45%, 04/07/27 (c)	250,000	239,868
Capital One Financial Corp.
3.90%, 01/29/24 (a)	150,000	149,570
3.75%, 04/24/24 (a)	100,000	99,288
3.30%, 10/30/24 (a)	700,000	687,022
1.34%, 12/06/24 (a)(b)	150,000	143,969
3.20%, 02/05/25 (a)	350,000	341,446
4.25%, 04/30/25 (a)	300,000	299,379
4.20%, 10/29/25 (a)	500,000	494,170
2.64%, 03/03/26 (a)(b)	300,000	284,502
3.75%, 07/28/26 (a)	250,000	240,795
3.75%, 03/09/27 (a)	300,000	288,369
3.65%, 05/11/27 (a)	250,000	238,910
1.88%, 11/02/27 (a)(b)	300,000	264,189
4.93%, 05/10/28 (a)(b)	400,000	395,700
Citibank NA
3.65%, 01/23/24 (a)	500,000	499,525
Citigroup, Inc.
3.88%, 10/25/23	200,000	200,822
3.75%, 06/16/24	100,000	99,958
4.00%, 08/05/24	300,000	299,016
0.78%, 10/30/24 (a)(b)	500,000	479,580
3.88%, 03/26/25	200,000	197,772
3.35%, 04/24/25 (a)(b)	700,000	686,147
3.30%, 04/27/25	350,000	341,747
0.98%, 05/01/25 (a)(b)	500,000	470,960
4.14%, 05/24/25 (a)(b)	200,000	198,744
4.40%, 06/10/25	600,000	598,092
5.50%, 09/13/25	400,000	410,596
3.70%, 01/12/26	500,000	488,635
2.01%, 01/25/26 (a)(b)	500,000	470,125
4.60%, 03/09/26	350,000	349,709
3.29%, 03/17/26 (a)(b)	500,000	482,600
3.11%, 04/08/26 (a)(b)	750,000	720,277
3.40%, 05/01/26	500,000	483,130
3.20%, 10/21/26 (a)	700,000	667,016
4.30%, 11/20/26	250,000	247,010
1.12%, 01/28/27 (a)(b)	650,000	573,846
1.46%, 06/09/27 (a)(b)	750,000	661,927
3.89%, 01/10/28 (a)(b)	600,000	575,628
3.07%, 02/24/28 (a)(b)	500,000	463,495
4.66%, 05/24/28 (a)(b)	350,000	345,866
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	236,965
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	198,126
2.85%, 07/27/26 (a)	250,000	236,980
Comerica Bank
2.50%, 07/23/24	250,000	242,748
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	234,740
3.38%, 05/21/25	250,000	245,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 08/04/25	250,000	246,090
3.75%, 07/21/26	500,000	477,265
Credit Suisse AG
0.50%, 02/02/24	250,000	235,695
3.63%, 09/09/24	650,000	634,679
3.70%, 02/21/25	250,000	241,995
2.95%, 04/09/25	300,000	284,724
1.25%, 08/07/26	500,000	431,710
5.00%, 07/09/27	250,000	242,895
Credit Suisse Group AG
3.75%, 03/26/25	500,000	478,825
4.55%, 04/17/26	600,000	575,826
Deutsche Bank AG
0.96%, 11/08/23	300,000	288,195
0.90%, 05/28/24	300,000	282,066
3.70%, 05/30/24	300,000	296,030
2.22%, 09/18/24 (a)(b)	450,000	433,899
1.45%, 04/01/25 (a)(b)	200,000	186,686
4.16%, 05/13/25	150,000	148,379
3.96%, 11/26/25 (a)(b)	600,000	575,382
4.10%, 01/13/26	200,000	195,664
1.69%, 03/19/26	200,000	180,356
2.13%, 11/24/26 (a)(b)	500,000	441,595
2.31%, 11/16/27 (a)(b)	500,000	426,050
2.55%, 01/07/28 (a)(b)	200,000	170,530
Discover Bank
2.45%, 09/12/24 (a)	250,000	240,570
3.45%, 07/27/26 (a)	250,000	236,988
Discover Financial Services
3.95%, 11/06/24 (a)	100,000	99,012
3.75%, 03/04/25 (a)	100,000	97,720
4.50%, 01/30/26 (a)	250,000	246,285
4.10%, 02/09/27 (a)	150,000	144,552
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	250,392
3.65%, 01/25/24 (a)	300,000	298,299
2.38%, 01/28/25 (a)	250,000	239,160
2.55%, 05/05/27 (a)	175,000	161,338
1.71%, 11/01/27 (a)(b)	200,000	179,428
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	249,697
3.85%, 03/15/26 (a)	200,000	194,892
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	47,426
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	98,255
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	250,000	238,980
HSBC Holdings PLC
4.25%, 03/14/24	450,000	448,659
1.16%, 11/22/24 (a)(b)	300,000	286,626
3.80%, 03/11/25 (a)(b)	600,000	588,900
0.98%, 05/24/25 (a)(b)	400,000	373,268
4.25%, 08/18/25	350,000	344,284
2.63%, 11/07/25 (a)(b)	600,000	569,814
4.18%, 12/09/25 (a)(b)	200,000	196,116
4.30%, 03/08/26	400,000	395,540
3.00%, 03/10/26 (a)(b)	400,000	379,072
1.65%, 04/18/26 (a)(b)	425,000	387,502
3.90%, 05/25/26	600,000	583,974
2.10%, 06/04/26 (a)(b)	550,000	505,543
4.29%, 09/12/26 (a)(b)	600,000	583,356
4.38%, 11/23/26	300,000	293,670
1.59%, 05/24/27 (a)(b)	400,000	348,816
2.25%, 11/22/27 (a)(b)	500,000	441,220

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.04%, 03/13/28 (a)(b)	600,000	564,918
4.76%, 06/09/28 (a)(b)	550,000	530,541
5.21%, 08/11/28 (a)(b)	450,000	439,429
HSBC USA, Inc.
3.75%, 05/24/24	250,000	248,530
3.50%, 06/23/24	100,000	98,727
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	340,074
ING Groep N.V.
4.10%, 10/02/23	200,000	199,970
3.55%, 04/09/24	250,000	247,268
3.87%, 03/28/26 (a)(b)	300,000	292,548
3.95%, 03/29/27	400,000	384,612
1.73%, 04/01/27 (a)(b)	400,000	355,160
4.02%, 03/28/28 (a)(b)	300,000	284,652
JPMorgan Chase & Co.
3.88%, 02/01/24	250,000	251,000
3.63%, 05/13/24	450,000	448,996
3.88%, 09/10/24	600,000	597,732
0.65%, 09/16/24 (a)(b)	300,000	288,447
4.02%, 12/05/24 (a)(b)	500,000	497,630
3.13%, 01/23/25 (a)	550,000	541,805
0.56%, 02/16/25 (a)(b)	250,000	236,335
3.22%, 03/01/25 (a)(b)	550,000	539,781
0.82%, 06/01/25 (a)(b)	550,000	515,394
0.97%, 06/23/25 (a)(b)	300,000	281,220
3.90%, 07/15/25 (a)	600,000	597,600
7.75%, 07/15/25	100,000	109,262
0.77%, 08/09/25 (a)(b)	250,000	232,950
2.30%, 10/15/25 (a)(b)	550,000	525,244
1.56%, 12/10/25 (a)(b)	250,000	233,320
2.60%, 02/24/26 (a)(b)	350,000	332,682
2.01%, 03/13/26 (a)(b)	550,000	514,800
3.30%, 04/01/26 (a)	700,000	677,586
2.08%, 04/22/26 (a)(b)	850,000	795,668
4.08%, 04/26/26 (a)(b)	500,000	494,405
3.20%, 06/15/26 (a)	350,000	336,962
2.95%, 10/01/26 (a)	800,000	761,056
1.05%, 11/19/26 (a)(b)	650,000	578,298
4.13%, 12/15/26	550,000	544,120
3.96%, 01/29/27 (a)(b)	500,000	486,880
1.04%, 02/04/27 (a)(b)	500,000	440,565
1.58%, 04/22/27 (a)(b)	950,000	849,024
1.47%, 09/22/27 (a)(b)	650,000	570,459
3.78%, 02/01/28 (a)(b)	650,000	624,052
2.95%, 02/24/28 (a)(b)	400,000	370,396
4.32%, 04/26/28 (a)(b)	500,000	488,825
3.54%, 05/01/28 (a)(b)	600,000	565,506
2.18%, 06/01/28 (a)(b)	350,000	310,985
4.85%, 07/25/28 (a)(b)	750,000	749,415
KeyBank NA
3.30%, 06/01/25	250,000	243,768
KeyCorp
4.15%, 10/29/25	250,000	247,830
2.25%, 04/06/27	250,000	225,023
Lloyds Banking Group PLC
3.90%, 03/12/24	200,000	199,138
4.50%, 11/04/24	200,000	198,994
4.45%, 05/08/25	450,000	446,584
3.87%, 07/09/25 (a)(b)	500,000	490,635
4.58%, 12/10/25	250,000	245,405
2.44%, 02/05/26 (a)(b)	400,000	376,488
4.65%, 03/24/26	400,000	391,388
3.75%, 01/11/27	200,000	190,898
1.63%, 05/11/27 (a)(b)	250,000	221,290
3.75%, 03/18/28 (a)(b)	250,000	236,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	243,053
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/24	350,000	346,629
2.80%, 07/18/24	200,000	194,676
0.85%, 09/15/24 (a)(b)	400,000	385,856
2.19%, 02/25/25	550,000	521,301
3.78%, 03/02/25	250,000	247,335
1.41%, 07/17/25	400,000	367,268
0.95%, 07/19/25 (a)(b)	500,000	466,715
0.96%, 10/11/25 (a)(b)	250,000	231,430
3.85%, 03/01/26	650,000	635,921
2.76%, 09/13/26	200,000	186,618
3.68%, 02/22/27	250,000	241,313
1.54%, 07/20/27 (a)(b)	550,000	485,661
3.29%, 07/25/27	200,000	188,540
1.64%, 10/13/27 (a)(b)	250,000	220,163
2.34%, 01/19/28 (a)(b)	350,000	314,842
4.08%, 04/19/28 (a)(b)	200,000	193,462
Mizuho Financial Group, Inc.
0.85%, 09/08/24 (a)(b)	175,000	168,488
3.92%, 09/11/24 (a)(b)	200,000	198,532
2.84%, 07/16/25 (a)(b)	200,000	192,698
2.56%, 09/13/25 (a)(b)	200,000	190,904
2.65%, 05/22/26 (a)(b)	200,000	188,192
2.23%, 05/25/26 (a)(b)	250,000	232,148
1.23%, 05/22/27 (a)(b)	400,000	349,004
1.55%, 07/09/27 (a)(b)	400,000	351,456
Morgan Stanley
3.88%, 04/29/24	750,000	748,800
3.70%, 10/23/24	650,000	646,314
0.79%, 01/22/25 (a)(b)	500,000	474,150
0.79%, 05/30/25 (a)(b)	750,000	701,452
2.72%, 07/22/25 (a)(b)	500,000	483,650
4.00%, 07/23/25	500,000	497,605
0.86%, 10/21/25 (a)(b)	250,000	231,280
1.16%, 10/21/25 (a)(b)	500,000	464,660
5.00%, 11/24/25	500,000	508,075
3.88%, 01/27/26	750,000	740,175
2.63%, 02/18/26 (a)(b)	200,000	190,476
2.19%, 04/28/26 (a)(b)	750,000	704,790
4.68%, 07/17/26 (a)(b)	400,000	400,572
3.13%, 07/27/26	750,000	714,892
6.25%, 08/09/26	250,000	265,952
4.35%, 09/08/26	500,000	494,395
0.99%, 12/10/26 (a)(b)	650,000	575,991
3.63%, 01/20/27	750,000	729,540
3.95%, 04/23/27	500,000	484,845
1.59%, 05/04/27 (a)(b)	700,000	624,498
1.51%, 07/20/27 (a)(b)	750,000	664,762
2.48%, 01/21/28 (a)(b)	550,000	500,126
4.21%, 04/20/28 (a)(b)	600,000	584,844
3.59%, 07/22/28 (a)(b)	500,000	472,445
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	376,256
3.91%, 06/09/27	275,000	271,084
National Bank of Canada
0.75%, 08/06/24	250,000	233,438
3.75%, 06/09/25 (a)(b)	250,000	246,565
Natwest Group PLC
5.13%, 05/28/24	250,000	250,482
4.27%, 03/22/25 (a)(b)	400,000	395,432
4.80%, 04/05/26	400,000	397,900
1.64%, 06/14/27 (a)(b)	400,000	349,976
3.07%, 05/22/28 (a)(b)	200,000	180,934
3.75%, 11/01/29 (a)(b)	200,000	190,088

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern Trust Corp.
3.95%, 10/30/25	200,000	199,376
4.00%, 05/10/27 (a)	200,000	199,446
PNC Bank NA
2.50%, 08/27/24 (a)	250,000	243,375
2.95%, 02/23/25 (a)	250,000	243,395
3.88%, 04/10/25 (a)	250,000	247,503
3.25%, 06/01/25 (a)	250,000	244,998
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	190,712
Royal Bank of Canada
3.70%, 10/05/23	325,000	325,003
0.50%, 10/26/23	750,000	723,525
0.43%, 01/19/24	250,000	238,845
2.55%, 07/16/24	250,000	243,363
0.75%, 10/07/24	200,000	186,580
2.25%, 11/01/24	200,000	192,542
1.60%, 01/21/25	250,000	236,165
3.38%, 04/14/25	350,000	343,934
1.15%, 06/10/25	300,000	276,624
0.88%, 01/20/26	500,000	448,525
4.65%, 01/27/26	250,000	251,970
1.20%, 04/27/26	200,000	179,852
1.15%, 07/14/26	250,000	223,125
1.40%, 11/02/26	250,000	222,740
2.05%, 01/21/27	150,000	136,962
3.63%, 05/04/27	250,000	241,313
4.24%, 08/03/27	250,000	246,700
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	100,000	98,234
3.45%, 06/02/25 (a)	300,000	286,977
4.50%, 07/17/25 (a)	250,000	248,112
3.24%, 10/05/26 (a)(d)	200,000	186,578
4.40%, 07/13/27 (a)	250,000	240,958
2.49%, 01/06/28 (a)(b)	250,000	217,538
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	199,134
1.09%, 03/15/25 (a)(b)	200,000	187,360
1.53%, 08/21/26 (a)(b)	200,000	178,776
1.67%, 06/14/27 (a)(b)	250,000	216,813
2.47%, 01/11/28 (a)(b)	250,000	219,435
Santander UK PLC
4.00%, 03/13/24	200,000	199,890
2.88%, 06/18/24	200,000	196,092
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	96,001
State Street Corp.
3.70%, 11/20/23	350,000	350,710
3.78%, 12/03/24 (a)(b)	100,000	99,781
3.30%, 12/16/24	200,000	198,384
3.55%, 08/18/25	400,000	396,692
2.35%, 11/01/25 (a)(b)	450,000	434,655
2.90%, 03/30/26 (a)(b)	150,000	144,537
2.20%, 02/07/28 (a)(b)	200,000	183,462
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	249,460
3.40%, 07/11/24	250,000	246,088
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	200,000	200,004
0.51%, 01/12/24	200,000	190,580
2.70%, 07/16/24	400,000	388,204
2.45%, 09/27/24	200,000	191,878
2.35%, 01/15/25	200,000	190,732
1.47%, 07/08/25	500,000	460,370
0.95%, 01/12/26	250,000	222,618
3.78%, 03/09/26	400,000	391,184
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 07/14/26	600,000	559,284
1.40%, 09/17/26	500,000	441,315
3.01%, 10/19/26	200,000	188,478
3.45%, 01/11/27	200,000	190,784
2.17%, 01/14/27	200,000	180,804
3.36%, 07/12/27	400,000	378,244
SVB Financial Group
3.50%, 01/29/25	100,000	97,506
1.80%, 10/28/26 (a)	150,000	133,269
4.35%, 04/29/28 (a)(b)	100,000	96,652
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	250,302
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	249,717
5.63%, 08/23/27 (a)	250,000	248,120
Synchrony Financial
4.38%, 03/19/24 (a)	275,000	274,043
4.25%, 08/15/24 (a)	400,000	395,440
4.50%, 07/23/25 (a)	250,000	244,525
The Bank of New York Mellon Corp.
0.35%, 12/07/23 (a)	250,000	240,163
3.65%, 02/04/24 (a)	150,000	150,038
3.25%, 09/11/24 (a)	100,000	99,328
2.10%, 10/24/24	400,000	387,700
0.85%, 10/25/24 (a)	250,000	234,680
3.00%, 02/24/25 (a)	200,000	196,276
1.60%, 04/24/25 (a)	200,000	188,392
3.95%, 11/18/25 (a)	250,000	249,997
0.75%, 01/28/26 (a)	250,000	225,870
2.80%, 05/04/26 (a)	200,000	193,132
2.45%, 08/17/26 (a)	300,000	282,627
2.05%, 01/26/27 (a)	250,000	230,088
3.25%, 05/16/27 (a)	200,000	193,866
3.44%, 02/07/28 (a)(b)	250,000	240,140
3.99%, 06/13/28 (a)(b)	150,000	146,964
The Bank of Nova Scotia
0.40%, 09/15/23	250,000	241,153
0.55%, 09/15/23	200,000	193,284
3.40%, 02/11/24	250,000	248,073
2.44%, 03/11/24	200,000	195,544
0.70%, 04/15/24	300,000	284,598
1.45%, 01/10/25	250,000	234,995
2.20%, 02/03/25	200,000	190,714
3.45%, 04/11/25	250,000	244,638
1.30%, 06/11/25	200,000	184,990
4.50%, 12/16/25	250,000	249,430
1.05%, 03/02/26	400,000	358,972
1.35%, 06/24/26	250,000	224,510
2.70%, 08/03/26	400,000	377,044
1.30%, 09/15/26 (a)	250,000	222,030
1.95%, 02/02/27	175,000	157,621
2.95%, 03/11/27	200,000	188,154
The Goldman Sachs Group, Inc.
3.63%, 02/20/24 (a)	350,000	347,833
4.00%, 03/03/24	700,000	699,734
3.00%, 03/15/24	500,000	491,855
3.85%, 07/08/24 (a)	500,000	498,260
0.66%, 09/10/24 (a)(b)	450,000	431,505
0.93%, 10/21/24 (a)(b)	450,000	431,064
3.50%, 01/23/25 (a)	625,000	613,200
1.76%, 01/24/25 (a)(b)	500,000	480,560
3.50%, 04/01/25 (a)	850,000	831,580
3.75%, 05/22/25 (a)	500,000	491,520
3.27%, 09/29/25 (a)(b)	550,000	535,876
4.25%, 10/21/25	500,000	494,425
0.86%, 02/12/26 (a)(b)	250,000	227,513

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/25/26 (a)	300,000	293,970
3.50%, 11/16/26 (a)	700,000	672,427
1.09%, 12/09/26 (a)(b)	550,000	488,136
5.95%, 01/15/27	150,000	156,783
3.85%, 01/26/27 (a)	750,000	727,185
1.43%, 03/09/27 (a)(b)	750,000	667,665
1.54%, 09/10/27 (a)(b)	750,000	658,890
1.95%, 10/21/27 (a)(b)	1,000,000	888,400
2.64%, 02/24/28 (a)(b)	600,000	544,668
3.62%, 03/15/28 (a)(b)	750,000	709,822
3.69%, 06/05/28 (a)(b)	575,000	544,180
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	249,137
4.55%, 05/17/28 (a)(b)	250,000	248,517
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	200,000	199,444
3.90%, 04/29/24 (a)	200,000	200,124
2.20%, 11/01/24 (a)	150,000	145,293
2.60%, 07/23/26 (a)	250,000	236,603
1.15%, 08/13/26 (a)	200,000	179,496
The Toronto-Dominion Bank
0.45%, 09/11/23	400,000	386,356
3.25%, 03/11/24	150,000	148,361
2.65%, 06/12/24	300,000	293,019
0.70%, 09/10/24	200,000	187,200
1.45%, 01/10/25	100,000	94,523
3.77%, 06/06/25	400,000	395,424
1.15%, 06/12/25	250,000	230,753
0.75%, 09/11/25	400,000	361,512
0.75%, 01/06/26	250,000	223,508
1.20%, 06/03/26	350,000	313,260
1.25%, 09/10/26	400,000	355,644
1.95%, 01/12/27	200,000	181,324
2.80%, 03/10/27	250,000	234,535
4.11%, 06/08/27	350,000	346,573
3.63%, 09/15/31 (a)(b)	400,000	380,512
Truist Bank
3.20%, 04/01/24 (a)	200,000	198,084
2.15%, 12/06/24 (a)	250,000	239,983
1.50%, 03/10/25 (a)	500,000	469,215
3.63%, 09/16/25 (a)	300,000	293,895
3.30%, 05/15/26 (a)	200,000	192,332
3.80%, 10/30/26 (a)	250,000	244,390
2.64%, 09/17/29 (a)(b)	250,000	237,215
Truist Financial Corp.
3.75%, 12/06/23 (a)	250,000	250,415
2.50%, 08/01/24 (a)	200,000	194,776
2.85%, 10/26/24 (a)	150,000	147,422
4.00%, 05/01/25 (a)	250,000	249,447
1.20%, 08/05/25 (a)	250,000	229,918
1.27%, 03/02/27 (a)(b)	400,000	359,876
1.13%, 08/03/27 (a)	250,000	214,735
4.12%, 06/06/28 (a)(b)	200,000	196,486
US Bancorp
3.70%, 01/30/24 (a)	200,000	200,304
3.38%, 02/05/24 (a)	250,000	248,885
2.40%, 07/30/24 (a)	350,000	341,614
3.60%, 09/11/24 (a)	300,000	298,815
1.45%, 05/12/25 (a)	400,000	375,204
3.95%, 11/17/25 (a)	250,000	250,327
3.10%, 04/27/26 (a)	300,000	289,041
2.38%, 07/22/26 (a)	400,000	377,344
2.22%, 01/27/28 (a)(b)	200,000	182,998
4.55%, 07/22/28 (a)(b)	400,000	401,956
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
US Bank NA/Cincinnati OH
2.05%, 01/21/25 (a)	250,000	239,733
2.80%, 01/27/25 (a)	250,000	243,898
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	89,863
Wells Fargo & Co.
4.48%, 01/16/24	100,000	100,592
3.75%, 01/24/24 (a)	750,000	748,200
3.30%, 09/09/24	600,000	592,992
3.00%, 02/19/25	650,000	632,827
0.81%, 05/19/25 (a)(b)	250,000	234,728
3.55%, 09/29/25	600,000	589,566
2.41%, 10/30/25 (a)(b)	700,000	669,032
2.16%, 02/11/26 (a)(b)	650,000	611,052
3.00%, 04/22/26	900,000	856,584
3.91%, 04/25/26 (a)(b)	650,000	636,974
2.19%, 04/30/26 (a)(b)	800,000	748,952
4.10%, 06/03/26	500,000	491,340
4.54%, 08/15/26 (a)(b)	200,000	198,652
3.00%, 10/23/26	600,000	566,580
3.20%, 06/17/27 (a)(b)	650,000	612,644
4.30%, 07/22/27	500,000	491,560
3.53%, 03/24/28 (a)(b)	750,000	708,375
3.58%, 05/22/28 (a)(b)	700,000	660,870
2.39%, 06/02/28 (a)(b)	700,000	626,906
4.81%, 07/25/28 (a)(b)	500,000	497,755
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	177,608
Westpac Banking Corp.
3.30%, 02/26/24	150,000	149,445
1.02%, 11/18/24	300,000	283,143
2.35%, 02/19/25	200,000	192,486
3.74%, 08/26/25	150,000	148,643
2.85%, 05/13/26	400,000	382,528
1.15%, 06/03/26	250,000	224,468
2.70%, 08/19/26	300,000	284,070
3.35%, 03/08/27	250,000	241,460
2.89%, 02/04/30 (a)(b)	400,000	376,256
4.32%, 11/23/31 (a)(b)	400,000	380,940
		180,726,620
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	100,090
3.50%, 08/01/25	200,000	196,544
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	150,129
3.70%, 10/15/24	200,000	198,702
3.00%, 04/02/25 (a)	200,000	194,934
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	97,178
BlackRock, Inc.
3.50%, 03/18/24	250,000	249,330
3.20%, 03/15/27	100,000	98,198
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	99,202
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	299,055
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	146,781
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	196,410
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	96,916

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	200,000	197,950
3.75%, 12/01/25 (a)	400,000	396,348
Invesco Finance PLC
4.00%, 01/30/24	100,000	99,630
3.75%, 01/15/26	150,000	146,541
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	200,000	198,722
Lazard Group LLC
3.75%, 02/13/25	100,000	98,503
3.63%, 03/01/27 (a)	150,000	142,194
Legg Mason, Inc.
4.75%, 03/15/26	150,000	151,852
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	147,811
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	381,416
1.85%, 07/16/25	400,000	368,408
1.65%, 07/14/26	400,000	352,968
2.33%, 01/22/27	200,000	178,320
5.39%, 07/06/27	200,000	201,502
Stifel Financial Corp.
4.25%, 07/18/24	200,000	199,452
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	100,000	99,826
0.75%, 03/18/24 (a)(e)	300,000	287,241
3.75%, 04/01/24 (a)(e)	50,000	49,968
3.00%, 03/10/25 (a)(e)	50,000	48,960
4.20%, 03/24/25 (a)(e)	100,000	100,495
3.63%, 04/01/25 (a)(e)	50,000	49,456
3.85%, 05/21/25 (a)(e)	150,000	150,279
3.45%, 02/13/26 (a)(e)	50,000	49,390
0.90%, 03/11/26 (a)(e)	250,000	225,080
1.15%, 05/13/26 (a)(e)	200,000	180,542
3.20%, 03/02/27 (a)(e)	100,000	96,891
2.45%, 03/03/27 (a)(e)	300,000	280,056
3.30%, 04/01/27 (a)(e)	150,000	145,666
		7,148,936
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23 (a)	250,000	248,782
1.15%, 10/29/23	450,000	430,771
4.88%, 01/16/24 (a)	150,000	149,352
3.15%, 02/15/24 (a)	300,000	290,913
2.88%, 08/14/24 (a)	150,000	143,663
1.65%, 10/29/24 (a)	700,000	648,431
1.75%, 10/29/24 (a)	250,000	231,877
3.50%, 01/15/25 (a)	150,000	144,311
6.50%, 07/15/25 (a)	350,000	359,019
4.45%, 10/01/25 (a)	150,000	145,866
1.75%, 01/30/26 (a)	250,000	220,787
4.45%, 04/03/26 (a)	150,000	145,409
2.45%, 10/29/26 (a)	850,000	749,394
Air Lease Corp.
3.00%, 09/15/23 (a)	100,000	98,730
4.25%, 02/01/24 (a)	150,000	149,338
0.70%, 02/15/24 (a)	150,000	141,654
0.80%, 08/18/24 (a)	100,000	92,495
4.25%, 09/15/24 (a)	100,000	98,902
2.30%, 02/01/25 (a)	200,000	187,714
3.25%, 03/01/25 (a)	200,000	191,848
3.38%, 07/01/25 (a)	225,000	213,970
2.88%, 01/15/26 (a)	400,000	369,088
3.75%, 06/01/26 (a)	150,000	142,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 08/15/26 (a)	350,000	305,970
2.20%, 01/15/27 (a)	200,000	175,810
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	149,400
4.13%, 05/01/24 (a)	150,000	146,611
4.25%, 06/15/26 (a)	150,000	138,470
Ares Capital Corp.
4.20%, 06/10/24 (a)	200,000	198,306
4.25%, 03/01/25 (a)	100,000	97,409
3.25%, 07/15/25 (a)	300,000	281,547
3.88%, 01/15/26 (a)	250,000	235,867
2.15%, 07/15/26 (a)	250,000	217,262
2.88%, 06/15/27 (a)	100,000	87,627
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	89,067
2.55%, 10/13/26 (a)	100,000	85,055
Barings BDC, Inc.
3.30%, 11/23/26 (a)(d)	100,000	86,399
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,642
Blackstone Private Credit Fund
1.75%, 09/15/24	100,000	92,137
2.35%, 11/22/24	150,000	139,430
2.70%, 01/15/25 (a)	125,000	116,031
4.70%, 03/24/25	200,000	193,628
2.63%, 12/15/26 (a)	300,000	254,361
3.25%, 03/15/27 (a)	200,000	171,786
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	200,000	187,684
2.75%, 09/16/26 (a)	200,000	177,240
2.13%, 02/15/27 (a)	100,000	83,025
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	99,289
1.65%, 10/12/24	200,000	184,642
4.13%, 02/01/25 (a)	50,000	48,442
3.40%, 01/15/26 (a)	250,000	227,720
2.63%, 01/15/27 (a)	150,000	127,259
GATX Corp.
4.35%, 02/15/24 (a)	100,000	100,075
3.25%, 09/15/26 (a)	100,000	94,747
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	49,012
2.88%, 01/15/26 (a)	150,000	139,413
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	97,440
2.50%, 08/24/26 (a)	100,000	86,972
2.05%, 02/15/27 (a)	100,000	83,496
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	84,171
3.38%, 01/20/27 (a)	100,000	85,888
Main Street Capital Corp.
5.20%, 05/01/24	50,000	50,242
3.00%, 07/14/26 (a)	150,000	130,917
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	92,180
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	48,245
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	150,276
4.00%, 03/30/25 (a)	50,000	48,527
3.75%, 07/22/25 (a)	250,000	235,527
4.25%, 01/15/26 (a)	100,000	94,346
3.40%, 07/15/26 (a)	250,000	223,822

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	150,000	130,628
4.70%, 02/08/27 (a)	150,000	136,491
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	63,341
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	135,032
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	75,000	72,811
2.50%, 08/01/26 (a)	100,000	87,657
		12,603,730
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	150,000	149,751
3.25%, 12/04/24	200,000	195,954
		345,705
Insurance 0.7%
Aetna, Inc.
3.50%, 11/15/24 (a)	200,000	197,502
Aflac, Inc.
3.63%, 11/15/24	250,000	249,055
1.13%, 03/15/26 (a)	100,000	90,475
2.88%, 10/15/26 (a)	100,000	96,171
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	146,004
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	97,678
American International Group, Inc.
4.13%, 02/15/24	200,000	200,556
2.50%, 06/30/25 (a)	250,000	238,440
3.90%, 04/01/26 (a)	500,000	491,580
Anthem, Inc.
3.50%, 08/15/24 (a)	150,000	148,406
3.35%, 12/01/24 (a)	200,000	196,840
2.38%, 01/15/25 (a)	300,000	288,264
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	186,524
Aon Global Ltd.
4.00%, 11/27/23 (a)	100,000	100,089
Aon PLC
3.50%, 06/14/24 (a)	200,000	198,212
3.88%, 12/15/25 (a)	200,000	197,908
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	147,711
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	99,935
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	74,747
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	98,000	99,609
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	700,000	685,440
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)(c)	175,000	165,798
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	200,000	198,904
Chubb INA Holdings, Inc.
3.35%, 05/15/24	100,000	99,459
3.15%, 03/15/25	250,000	246,662
3.35%, 05/03/26 (a)	400,000	391,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	99,717
4.50%, 03/01/26 (a)	150,000	150,606
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	201,032
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(d)	250,000	241,097
3.65%, 04/05/27 (a)(d)	300,000	282,396
Elevance Health, Inc.
1.50%, 03/15/26 (a)	200,000	182,580
Humana, Inc.
3.85%, 10/01/24 (a)	100,000	99,545
4.50%, 04/01/25 (a)	150,000	151,099
1.35%, 02/03/27 (a)	150,000	131,177
3.95%, 03/15/27 (a)	150,000	145,991
Jackson Financial, Inc.
1.13%, 11/22/23 (d)	150,000	144,165
5.17%, 06/08/27 (a)	100,000	99,292
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	99,399
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	97,027
Loews Corp.
3.75%, 04/01/26 (a)	150,000	148,124
Manulife Financial Corp.
4.15%, 03/04/26	250,000	247,935
4.06%, 02/24/32 (a)(b)	200,000	186,082
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	250,000	249,782
3.50%, 06/03/24 (a)	100,000	99,398
3.50%, 03/10/25 (a)	150,000	147,911
3.75%, 03/14/26 (a)	200,000	198,376
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	96,152
MetLife, Inc.
4.37%, 09/15/23	300,000	301,641
3.60%, 04/10/24	150,000	150,079
3.00%, 03/01/25	150,000	147,167
3.60%, 11/13/25 (a)	100,000	98,995
Old Republic International Corp.
4.88%, 10/01/24 (a)	100,000	100,946
3.88%, 08/26/26 (a)	150,000	145,221
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	97,940
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,706
5.20%, 03/15/44 (a)(b)	200,000	194,536
5.38%, 05/15/45 (a)(b)	250,000	246,062
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	140,010
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	100,513
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	98,019
The Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,537
3.28%, 12/15/26 (a)	100,000	97,316
The Progressive Corp.
2.45%, 01/15/27	150,000	141,756
2.50%, 03/15/27 (a)	100,000	94,178
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	148,022

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UnitedHealth Group, Inc.
3.50%, 02/15/24	297,000	296,495
2.38%, 08/15/24	100,000	97,662
3.75%, 07/15/25	500,000	498,910
3.70%, 12/15/25	200,000	199,014
1.25%, 01/15/26	250,000	229,292
3.10%, 03/15/26	400,000	391,256
3.45%, 01/15/27	100,000	98,230
3.70%, 05/15/27 (a)	200,000	197,580
Unum Group
4.00%, 03/15/24	70,000	70,488
Voya Financial, Inc.
3.65%, 06/15/26	100,000	96,907
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	197,546
4.65%, 06/15/27 (a)	200,000	196,328
		13,930,792
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	147,613
4.30%, 01/15/26 (a)	150,000	149,053
3.95%, 01/15/27 (a)	100,000	97,890
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	98,855
3.45%, 06/01/25 (a)	200,000	197,006
3.50%, 11/15/25 (a)	200,000	195,828
3.35%, 05/15/27 (a)	100,000	95,266
Boston Properties LP
3.80%, 02/01/24 (a)	150,000	149,014
3.20%, 01/15/25 (a)	200,000	195,184
3.65%, 02/01/26 (a)	300,000	291,810
2.75%, 10/01/26 (a)	250,000	232,487
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	100,000	97,837
3.85%, 02/01/25 (a)	100,000	97,548
4.13%, 06/15/26 (a)	200,000	193,726
3.90%, 03/15/27 (a)	100,000	94,763
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	89,636
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	141,422
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	191,072
Duke Realty LP
3.25%, 06/30/26 (a)	100,000	95,828
EPR Properties
4.50%, 04/01/25 (a)	100,000	96,579
4.75%, 12/15/26 (a)	100,000	93,607
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	97,545
2.85%, 11/01/26 (a)	200,000	190,058
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	99,265
3.50%, 04/01/25 (a)	150,000	147,287
3.38%, 04/15/26 (a)	150,000	144,114
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	74,678
1.25%, 02/15/26 (a)	200,000	180,002
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	150,000	143,267
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	97,799
4.00%, 06/01/25 (a)	100,000	98,916
3.25%, 07/15/26 (a)	200,000	192,104
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	98,794
4.00%, 06/15/25 (a)	100,000	97,458
4.50%, 02/01/26 (a)	100,000	97,923
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	97,792
Kimco Realty Corp.
2.70%, 03/01/24 (a)	200,000	196,104
3.30%, 02/01/25 (a)	200,000	195,410
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	95,323
LifeStorage LP
3.50%, 07/01/26 (a)	200,000	192,536
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	100,203
3.75%, 06/15/24 (a)	100,000	99,244
4.00%, 11/15/25 (a)	150,000	147,395
3.60%, 06/01/27 (a)	150,000	143,837
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	99,169
4.00%, 11/15/25 (a)	200,000	196,466
Office Properties Income Trust
4.25%, 05/15/24 (a)	100,000	95,251
4.50%, 02/01/25 (a)	250,000	234,607
2.65%, 06/15/26 (a)	100,000	80,575
2.40%, 02/01/27 (a)	100,000	75,972
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	100,000	99,155
5.25%, 01/15/26 (a)	200,000	198,672
4.50%, 04/01/27 (a)	200,000	191,646
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	97,322
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	100,000	99,991
Prologis LP
2.13%, 04/15/27 (a)	100,000	92,193
Public Storage
0.88%, 02/15/26 (a)	150,000	135,297
1.50%, 11/09/26 (a)	100,000	90,822
Realty Income Corp.
4.60%, 02/06/24 (a)	100,000	100,735
3.88%, 04/15/25 (a)	250,000	248,227
4.63%, 11/01/25 (a)	250,000	252,920
4.88%, 06/01/26 (a)	150,000	152,632
4.13%, 10/15/26 (a)	150,000	148,567
3.00%, 01/15/27 (a)	150,000	141,585
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	143,796
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	145,569
Simon Property Group LP
3.75%, 02/01/24 (a)	100,000	99,638
2.00%, 09/13/24 (a)	300,000	288,882
3.38%, 10/01/24 (a)	200,000	197,852
3.50%, 09/01/25 (a)	350,000	345,390
3.30%, 01/15/26 (a)	100,000	97,067
3.25%, 11/30/26 (a)	150,000	144,251
1.38%, 01/15/27 (a)	150,000	132,473

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	48,149
4.25%, 02/01/26 (a)	100,000	98,082
4.70%, 06/01/27 (a)	100,000	96,754
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	98,045
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	92,912
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	142,253
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	98,679
3.75%, 05/01/24 (a)	100,000	98,969
2.65%, 01/15/25 (a)	100,000	95,785
3.50%, 02/01/25 (a)	100,000	97,617
4.13%, 01/15/26 (a)	150,000	147,344
3.25%, 10/15/26 (a)	150,000	141,735
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	95,773
2.15%, 06/01/26 (a)	100,000	88,143
Welltower, Inc.
4.50%, 01/15/24 (a)	100,000	100,293
3.63%, 03/15/24 (a)	200,000	198,384
4.00%, 06/01/25 (a)	300,000	296,661
4.25%, 04/01/26 (a)	200,000	198,340
2.70%, 02/15/27 (a)	100,000	92,870
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	247,705
		13,070,293
		227,826,076

Industrial 12.5%
Basic Industry 0.4%
Air Products & Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	99,604
1.50%, 10/15/25 (a)	200,000	186,444
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	149,020
ArcelorMittal S.A.
4.55%, 03/11/26	100,000	98,220
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	200,392
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	204,132
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,516
5.90%, 07/05/24	400,000	403,336
6.05%, 03/15/25	400,000	401,248
1.40%, 08/05/26 (a)	150,000	126,330
6.17%, 07/15/27 (a)	400,000	400,704
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	200,368
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	350,000	350,952
4.49%, 11/15/25 (a)	400,000	403,444
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	197,066
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	192,504
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	94,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	99,244
5.50%, 01/17/27	200,000	202,246
FMC Corp.
4.10%, 02/01/24 (a)	100,000	99,673
3.20%, 10/01/26 (a)	150,000	142,280
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	201,418
Kinross Gold Corp.
5.95%, 03/15/24 (a)	150,000	152,650
Linde, Inc.
2.65%, 02/05/25 (a)	200,000	194,768
3.20%, 01/30/26 (a)	100,000	98,150
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	226,287
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	255,425
Nucor Corp.
2.00%, 06/01/25 (a)	200,000	188,510
4.30%, 05/23/27 (a)	200,000	199,000
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	97,146
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	99,201
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	97,136
1.20%, 03/15/26 (a)	200,000	179,554
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	91,457
Southern Copper Corp.
3.88%, 04/23/25	150,000	147,009
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	145,200
2.40%, 06/15/25 (a)	100,000	94,804
The Mosaic Co.
4.25%, 11/15/23 (a)	200,000	200,304
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	98,533
3.45%, 08/01/25 (a)	150,000	147,039
3.95%, 01/15/26 (a)	100,000	99,001
3.45%, 06/01/27 (a)	300,000	287,376
Vale Overseas Ltd.
6.25%, 08/10/26	200,000	209,834
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	193,416
Westlake Corp.
0.88%, 08/15/24 (a)	150,000	141,785
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	97,421
3.75%, 03/15/25 (a)	100,000	98,441
4.65%, 03/15/26 (a)	200,000	201,494
		8,591,166
Capital Goods 1.3%
3M Co.
3.25%, 02/14/24 (a)	350,000	347,805
2.00%, 02/14/25 (a)	100,000	95,385
2.65%, 04/15/25 (a)	350,000	339,447
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	97,337
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	95,464

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	200,000	196,528
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	99,100
Avery Dennison Corp.
0.85%, 08/15/24 (a)	100,000	93,711
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	189,664
1.57%, 01/15/26 (a)	350,000	312,637
1.65%, 01/15/27 (a)	100,000	86,191
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	96,701
3.50%, 12/01/24 (a)	100,000	98,488
Carrier Global Corp.
2.24%, 02/15/25 (a)	100,000	95,099
2.49%, 02/15/27 (a)	300,000	276,186
Caterpillar Financial Services Corp.
0.45%, 09/14/23	200,000	193,650
3.75%, 11/24/23	100,000	100,263
3.65%, 12/07/23	100,000	100,116
0.95%, 01/10/24	300,000	289,773
0.45%, 05/17/24	300,000	284,223
2.85%, 05/17/24	100,000	98,695
3.30%, 06/09/24	100,000	99,431
2.15%, 11/08/24	200,000	193,372
3.25%, 12/01/24	100,000	99,025
3.40%, 05/13/25	400,000	394,860
1.45%, 05/15/25	200,000	188,312
0.80%, 11/13/25	400,000	362,620
0.90%, 03/02/26	350,000	317,898
1.15%, 09/14/26	150,000	134,531
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	99,721
CNH Industrial Capital LLC
4.20%, 01/15/24	50,000	49,909
1.88%, 01/15/26 (a)	200,000	181,952
1.45%, 07/15/26 (a)	150,000	133,508
Deere & Co.
2.75%, 04/15/25 (a)	250,000	243,450
Dover Corp.
3.15%, 11/15/25 (a)	100,000	96,911
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	178,410
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	239,755
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	300,000	299,373
General Dynamics Corp.
3.25%, 04/01/25 (a)	325,000	320,261
1.15%, 06/01/26 (a)	150,000	135,341
2.13%, 08/15/26 (a)	100,000	93,950
3.50%, 04/01/27 (a)	200,000	195,764
Honeywell International, Inc.
3.35%, 12/01/23	50,000	49,960
2.30%, 08/15/24 (a)	150,000	146,417
1.35%, 06/01/25 (a)	300,000	281,763
2.50%, 11/01/26 (a)	400,000	379,932
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	97,215
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	149,793
2.65%, 11/15/26 (a)	200,000	192,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
John Deere Capital Corp.
0.40%, 10/10/23	150,000	144,909
3.65%, 10/12/23	100,000	100,059
3.45%, 01/10/24	200,000	199,482
0.45%, 01/17/24	200,000	191,506
2.60%, 03/07/24	150,000	147,705
0.45%, 06/07/24	100,000	94,888
2.65%, 06/24/24	100,000	98,405
2.05%, 01/09/25	100,000	96,195
3.45%, 03/13/25	400,000	398,256
0.70%, 01/15/26	300,000	271,296
1.05%, 06/17/26	250,000	226,937
2.25%, 09/14/26	200,000	189,544
1.30%, 10/13/26	150,000	135,624
1.70%, 01/11/27	200,000	183,172
1.75%, 03/09/27	400,000	365,360
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	99,006
3.90%, 02/14/26 (a)	200,000	197,738
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	300,000	295,050
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	150,000	148,458
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	182,234
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	248,097
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	149,759
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	500,000	487,355
3.20%, 02/01/27 (a)	100,000	96,192
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	350,000	330,886
Owens Corning
3.40%, 08/15/26 (a)	150,000	143,097
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	243,902
3.30%, 11/21/24 (a)	50,000	49,176
3.25%, 03/01/27 (a)	200,000	191,964
Precision Castparts Corp.
3.25%, 06/15/25 (a)	250,000	247,017
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	150,000	149,942
3.20%, 03/15/24 (a)	150,000	148,649
3.95%, 08/16/25 (a)	350,000	350,017
2.65%, 11/01/26 (a)	200,000	189,168
3.50%, 03/15/27 (a)	300,000	291,147
3.13%, 05/04/27 (a)	150,000	143,316
Republic Services, Inc.
2.50%, 08/15/24 (a)	200,000	194,168
3.20%, 03/15/25 (a)	100,000	97,893
0.88%, 11/15/25 (a)	250,000	225,093
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	97,438
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	100,000	99,618
2.35%, 09/15/24 (a)	100,000	96,586
1.00%, 09/15/25 (a)	250,000	226,547
3.80%, 12/15/26 (a)	150,000	147,003
Snap-on, Inc.
3.25%, 03/01/27 (a)	150,000	146,736
Sonoco Products Co.
1.80%, 02/01/25 (a)	100,000	94,325

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	200,000	195,748
4.00%, 03/15/60 (a)(b)	200,000	183,556
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	150,000	141,740
1.60%, 04/01/26 (a)	100,000	89,896
Textron, Inc.
4.30%, 03/01/24 (a)	150,000	150,186
4.00%, 03/15/26 (a)	100,000	98,118
3.65%, 03/15/27 (a)	100,000	95,548
The Boeing Co.
1.95%, 02/01/24	100,000	96,779
1.43%, 02/04/24 (a)	550,000	527,631
2.80%, 03/01/24 (a)	200,000	195,602
4.88%, 05/01/25 (a)	900,000	903,402
2.75%, 02/01/26 (a)	350,000	328,153
2.20%, 02/04/26 (a)	1,300,000	1,191,086
3.10%, 05/01/26 (a)	150,000	141,891
2.25%, 06/15/26 (a)	200,000	182,202
2.70%, 02/01/27 (a)	200,000	181,428
5.04%, 05/01/27 (a)	450,000	448,834
The Timken Co.
3.88%, 09/01/24 (a)	150,000	148,280
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	98,654
3.50%, 03/21/26 (a)	100,000	96,649
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	131,283
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	100,399
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	98,557
0.75%, 11/15/25 (a)	200,000	181,108
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	200,000	199,260
3.20%, 06/15/25 (a)	100,000	95,616
3.45%, 11/15/26 (a)	200,000	189,158
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	95,126
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	95,691
		24,274,501
Communications 1.3%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	200,000	195,264
American Tower Corp.
0.60%, 01/15/24	250,000	237,893
5.00%, 02/15/24	100,000	101,043
3.38%, 05/15/24 (a)	100,000	98,800
2.95%, 01/15/25 (a)	100,000	96,220
2.40%, 03/15/25 (a)	500,000	474,170
4.40%, 02/15/26 (a)	150,000	148,821
1.60%, 04/15/26 (a)	100,000	89,691
1.45%, 09/15/26 (a)	250,000	219,853
3.38%, 10/15/26 (a)	250,000	236,355
2.75%, 01/15/27 (a)	200,000	183,288
3.13%, 01/15/27 (a)	100,000	93,276
3.65%, 03/15/27 (a)	200,000	190,280
AT&T, Inc.
0.90%, 03/25/24 (a)	400,000	382,776
3.88%, 01/15/26 (a)	200,000	198,468
1.70%, 03/25/26 (a)	600,000	549,546
2.95%, 07/15/26 (a)	150,000	142,763
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/15/27 (a)	200,000	195,392
4.25%, 03/01/27 (a)	200,000	198,338
2.30%, 06/01/27 (a)	600,000	546,240
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	200,326
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	249,970
4.91%, 07/23/25 (a)	1,050,000	1,048,005
Comcast Corp.
3.70%, 04/15/24 (a)	450,000	449,280
3.38%, 02/15/25 (a)	150,000	148,032
3.38%, 08/15/25 (a)	350,000	344,424
3.95%, 10/15/25 (a)	750,000	748,800
3.15%, 03/01/26 (a)	400,000	389,120
2.35%, 01/15/27 (a)	550,000	512,385
3.30%, 02/01/27 (a)	200,000	193,196
3.30%, 04/01/27 (a)	150,000	144,909
Crown Castle International Corp.
3.20%, 09/01/24 (a)	100,000	98,433
1.35%, 07/15/25 (a)	200,000	183,526
4.45%, 02/15/26 (a)	250,000	248,925
3.70%, 06/15/26 (a)	200,000	193,764
1.05%, 07/15/26 (a)	300,000	263,151
2.90%, 03/15/27 (a)	200,000	185,270
Discovery Communications LLC
3.80%, 03/13/24 (a)	200,000	197,946
3.90%, 11/15/24 (a)	200,000	196,038
3.45%, 03/15/25 (a)	50,000	48,418
4.90%, 03/11/26 (a)	200,000	199,992
Fox Corp.
4.03%, 01/25/24 (a)	300,000	299,163
3.05%, 04/07/25 (a)	150,000	145,167
Grupo Televisa S.A.B.
4.63%, 01/30/26 (a)	200,000	200,248
Magallanes, Inc.
3.43%, 03/15/24 (d)	300,000	293,319
3.64%, 03/15/25 (d)	400,000	386,536
3.76%, 03/15/27 (a)(d)	1,000,000	934,470
Meta Platforms, Inc.
3.50%, 08/15/27 (a)(d)	550,000	533,010
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	198,106
3.60%, 04/15/26 (a)	350,000	342,478
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	250,000	250,148
2.95%, 03/15/25 (a)(d)	300,000	290,565
3.63%, 12/15/25 (a)	150,000	145,344
3.20%, 03/15/27 (a)(d)	300,000	285,741
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	300,000	295,764
3.70%, 04/14/27 (a)	200,000	192,634
Telefonica Emisiones S.A.
4.10%, 03/08/27	400,000	388,424
The Bell Telephone Co of Canada
0.75%, 03/17/24	100,000	95,120
The Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	336,297
3.70%, 09/15/24 (a)	100,000	99,654
3.35%, 03/24/25	575,000	567,076
1.75%, 01/13/26	500,000	465,850
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	675,000	659,671
1.50%, 02/15/26 (a)	250,000	225,433

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 02/15/26 (a)	400,000	367,664
2.63%, 04/15/26 (a)	300,000	278,391
3.75%, 04/15/27 (a)	900,000	863,604
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	195,696
3.00%, 02/13/26	350,000	339,115
1.85%, 07/30/26	300,000	276,561
Verizon Communications, Inc.
0.75%, 03/22/24	250,000	238,665
3.50%, 11/01/24 (a)	100,000	99,106
3.38%, 02/15/25	300,000	296,112
0.85%, 11/20/25 (a)	350,000	315,654
1.45%, 03/20/26 (a)	300,000	273,714
2.63%, 08/15/26	450,000	424,476
4.13%, 03/16/27	800,000	795,336
3.00%, 03/22/27 (a)	200,000	189,622
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	266,000	268,091
2.90%, 01/15/27 (a)	200,000	185,854
Vodafone Group PLC
3.75%, 01/16/24	100,000	100,099
4.13%, 05/30/25	250,000	249,208
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	193,338
WPP Finance 2010
3.75%, 09/19/24	100,000	98,517
		24,501,428
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	600,000	591,678
Amazon.com, Inc.
0.45%, 05/12/24	650,000	616,908
2.80%, 08/22/24 (a)	350,000	345,786
3.80%, 12/05/24 (a)	250,000	251,370
3.00%, 04/13/25	400,000	393,892
0.80%, 06/03/25 (a)	200,000	185,060
5.20%, 12/03/25 (a)	250,000	260,210
1.00%, 05/12/26 (a)	550,000	498,470
3.30%, 04/13/27 (a)	600,000	586,434
1.20%, 06/03/27 (a)	250,000	222,540
3.15%, 08/22/27 (a)	700,000	676,578
American Honda Finance Corp.
0.65%, 09/08/23	150,000	145,614
3.63%, 10/10/23	100,000	99,850
3.55%, 01/12/24	150,000	149,547
2.90%, 02/16/24	250,000	246,847
2.40%, 06/27/24	200,000	195,156
0.55%, 07/12/24	100,000	94,235
0.75%, 08/09/24	250,000	235,787
2.15%, 09/10/24	200,000	193,490
1.50%, 01/13/25	250,000	236,685
1.20%, 07/08/25	250,000	231,795
1.00%, 09/10/25	250,000	228,738
1.30%, 09/09/26	200,000	180,304
2.35%, 01/08/27	150,000	139,121
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	97,742
4.50%, 10/01/25 (a)	150,000	149,354
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	98,408
3.63%, 04/15/25 (a)	100,000	98,484
3.75%, 06/01/27 (a)	200,000	195,106
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	101,237
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	295,557
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	49,168
2.65%, 07/01/27 (a)	200,000	182,180
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	201,566
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	250,000	247,487
3.00%, 05/18/27 (a)	250,000	243,175
1.38%, 06/20/27 (a)	250,000	224,670
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	275,394
D.R. Horton, Inc.
2.50%, 10/15/24 (a)	100,000	96,213
2.60%, 10/15/25 (a)	50,000	47,089
1.30%, 10/15/26 (a)	200,000	173,066
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	193,364
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	99,680
3.88%, 04/15/27 (a)	200,000	196,704
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	198,104
eBay, Inc.
3.45%, 08/01/24 (a)	200,000	197,886
1.90%, 03/11/25 (a)	200,000	189,006
1.40%, 05/10/26 (a)	200,000	180,770
3.60%, 06/05/27 (a)	150,000	145,038
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	200,546
4.63%, 08/01/27 (a)	150,000	146,343
General Motors Co.
4.88%, 10/02/23	200,000	201,016
5.40%, 10/02/23	200,000	202,056
4.00%, 04/01/25	200,000	197,166
6.13%, 10/01/25 (a)	500,000	515,165
General Motors Financial Co., Inc.
5.10%, 01/17/24 (a)	400,000	403,676
3.95%, 04/13/24 (a)	350,000	347,452
3.50%, 11/07/24 (a)	200,000	196,040
4.00%, 01/15/25 (a)	200,000	197,488
2.90%, 02/26/25 (a)	400,000	382,964
4.35%, 04/09/25 (a)	250,000	247,192
2.75%, 06/20/25 (a)	250,000	236,530
4.30%, 07/13/25 (a)	400,000	394,616
1.25%, 01/08/26 (a)	350,000	309,018
5.25%, 03/01/26 (a)	350,000	352,275
1.50%, 06/10/26 (a)	350,000	307,573
4.00%, 10/06/26 (a)	200,000	192,560
4.35%, 01/17/27 (a)	150,000	144,849
2.35%, 02/26/27 (a)	250,000	222,040
5.00%, 04/09/27 (a)	300,000	295,920
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	100,051
3.35%, 09/01/24 (a)	200,000	190,738
5.25%, 06/01/25 (a)	200,000	197,718
5.38%, 04/15/26 (a)	200,000	197,064
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	145,004
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	198,612
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	250,000	233,745

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hyatt Hotels Corp.
1.30%, 10/01/23 (a)	150,000	145,397
1.80%, 10/01/24 (a)	200,000	190,262
5.63%, 04/23/25 (a)	100,000	101,145
4.85%, 03/15/26 (a)	100,000	100,799
JD.com, Inc.
3.88%, 04/29/26	200,000	195,318
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	96,248
Lennar Corp.
4.88%, 12/15/23 (a)	150,000	150,917
4.50%, 04/30/24 (a)	150,000	150,294
4.75%, 05/30/25 (a)	200,000	201,620
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	100,081
3.13%, 09/15/24 (a)	200,000	197,054
4.00%, 04/15/25 (a)	175,000	175,014
2.50%, 04/15/26 (a)	400,000	380,732
3.35%, 04/01/27 (a)	200,000	192,822
3.10%, 05/03/27 (a)	300,000	285,543
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	99,337
4.15%, 10/01/25 (a)	250,000	249,457
Marriott International, Inc.
4.15%, 12/01/23 (a)	100,000	100,201
3.60%, 04/15/24 (a)	250,000	247,702
5.75%, 05/01/25 (a)	100,000	103,205
3.13%, 06/15/26 (a)	200,000	190,328
McDonald's Corp.
3.25%, 06/10/24	100,000	99,196
3.38%, 05/26/25 (a)	150,000	147,456
3.30%, 07/01/25 (a)	200,000	196,418
1.45%, 09/01/25 (a)	150,000	139,610
3.70%, 01/30/26 (a)	500,000	495,485
3.50%, 03/01/27 (a)	200,000	195,952
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	145,314
2.38%, 11/01/26 (a)	250,000	237,360
2.75%, 03/27/27 (a)	250,000	239,342
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	146,285
PACCAR Financial Corp.
0.35%, 02/02/24	100,000	95,380
2.15%, 08/15/24	100,000	96,929
1.80%, 02/06/25	200,000	190,846
2.00%, 02/04/27	200,000	185,086
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	151,971
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	149,367
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	150,000	148,844
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	201,416
0.88%, 04/15/26 (a)	150,000	132,812
Starbucks Corp.
3.85%, 10/01/23 (a)	100,000	100,003
3.80%, 08/15/25 (a)	300,000	298,269
2.45%, 06/15/26 (a)	150,000	142,239
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	100,068
Target Corp.
3.50%, 07/01/24	200,000	199,768
2.25%, 04/15/25 (a)	400,000	384,548
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/15/26	250,000	239,940
1.95%, 01/15/27 (a)	250,000	232,650
The Home Depot, Inc.
3.75%, 02/15/24 (a)	200,000	200,446
3.35%, 09/15/25 (a)	300,000	297,084
3.00%, 04/01/26 (a)	400,000	389,176
2.13%, 09/15/26 (a)	300,000	281,355
2.50%, 04/15/27 (a)	200,000	188,954
The TJX Cos., Inc.
2.25%, 09/15/26 (a)	300,000	282,819
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	99,300
4.88%, 03/15/27 (a)	150,000	144,599
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	381,696
2.36%, 07/02/24	100,000	97,654
1.34%, 03/25/26 (a)	300,000	274,848
Toyota Motor Credit Corp.
3.45%, 09/20/23	350,000	349,265
2.25%, 10/18/23	100,000	98,557
0.45%, 01/11/24	200,000	191,560
2.50%, 03/22/24	200,000	196,484
2.90%, 04/17/24	100,000	98,775
0.63%, 09/13/24	200,000	187,932
2.00%, 10/07/24	200,000	192,972
1.45%, 01/13/25	300,000	283,695
1.80%, 02/13/25	300,000	285,441
3.00%, 04/01/25	350,000	342,356
3.40%, 04/14/25	150,000	148,236
3.95%, 06/30/25	250,000	249,812
0.80%, 10/16/25	350,000	318,545
0.80%, 01/09/26	100,000	90,496
1.13%, 06/18/26	200,000	180,976
3.20%, 01/11/27	200,000	193,688
1.90%, 01/13/27	50,000	45,976
3.05%, 03/22/27	400,000	384,028
VF Corp.
2.40%, 04/23/25 (a)	150,000	143,262
2.80%, 04/23/27 (a)	200,000	187,224
VICI Properties LP
4.38%, 05/15/25	200,000	195,786
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	397,824
3.45%, 06/01/26 (a)	250,000	242,570
Walmart, Inc.
3.30%, 04/22/24 (a)	350,000	348,684
2.85%, 07/08/24 (a)	200,000	197,314
2.65%, 12/15/24 (a)	200,000	196,506
3.55%, 06/26/25 (a)	300,000	300,120
3.05%, 07/08/26 (a)	200,000	197,758
1.05%, 09/17/26 (a)	100,000	90,688
		35,858,451
Consumer Non-Cyclical 3.0%
Abbott Laboratories
3.40%, 11/30/23 (a)	250,000	249,500
2.95%, 03/15/25 (a)	245,000	241,048
3.75%, 11/30/26 (a)	500,000	501,385
AbbVie, Inc.
3.75%, 11/14/23 (a)	200,000	199,688
3.85%, 06/15/24 (a)	250,000	248,847
2.60%, 11/21/24 (a)	800,000	773,368
3.80%, 03/15/25 (a)	600,000	592,440
3.60%, 05/14/25 (a)	800,000	786,368

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 05/14/26 (a)	550,000	526,729
2.95%, 11/21/26 (a)	850,000	802,757
Altria Group, Inc.
4.00%, 01/31/24	200,000	200,130
3.80%, 02/14/24 (a)	100,000	99,505
2.35%, 05/06/25 (a)	200,000	190,374
4.40%, 02/14/26 (a)	200,000	199,214
2.63%, 09/16/26 (a)	150,000	140,225
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	148,032
3.25%, 03/01/25 (a)	97,000	94,766
Amgen, Inc.
3.63%, 05/22/24 (a)	250,000	248,997
1.90%, 02/21/25 (a)	100,000	95,275
3.13%, 05/01/25 (a)	200,000	196,098
2.60%, 08/19/26 (a)	300,000	284,160
2.20%, 02/21/27 (a)	400,000	367,872
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	800,000	787,056
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	250,000	238,165
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	400,000	379,288
1.20%, 05/28/26 (a)	250,000	225,883
AstraZeneca PLC
3.38%, 11/16/25	500,000	491,195
0.70%, 04/08/26 (a)	200,000	178,180
3.13%, 06/12/27 (a)	200,000	193,142
BAT Capital Corp.
3.22%, 08/15/24 (a)	450,000	439,618
2.79%, 09/06/24 (a)	150,000	145,464
3.22%, 09/06/26 (a)	300,000	279,996
4.70%, 04/02/27 (a)	200,000	194,826
3.56%, 08/15/27 (a)	700,000	643,643
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	267,357
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	198,644
Baxter International, Inc.
1.32%, 11/29/24	200,000	188,366
2.60%, 08/15/26 (a)	200,000	187,002
1.92%, 02/01/27 (a)	300,000	269,910
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	250,000	247,212
3.73%, 12/15/24 (a)	200,000	197,856
3.70%, 06/06/27 (a)	250,000	242,705
Biogen, Inc.
4.05%, 09/15/25 (a)	400,000	398,612
Boston Scientific Corp.
3.45%, 03/01/24 (a)	88,000	87,344
1.90%, 06/01/25 (a)	200,000	188,478
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	400,000	386,756
2.90%, 07/26/24 (a)	700,000	690,270
3.88%, 08/15/25 (a)	80,000	79,461
0.75%, 11/13/25 (a)	200,000	182,104
3.20%, 06/15/26 (a)	500,000	489,260
Brunswick Corp.
0.85%, 08/18/24 (a)	150,000	139,623
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	139,319
3.25%, 08/15/26 (a)	250,000	240,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	148,865
3.30%, 03/19/25 (a)	100,000	97,809
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	250,000	245,960
3.75%, 09/15/25 (a)	150,000	148,769
3.41%, 06/15/27 (a)	250,000	241,000
Cigna Corp.
3.50%, 06/15/24 (a)	97,000	96,176
3.25%, 04/15/25 (a)	100,000	97,628
4.13%, 11/15/25 (a)	500,000	497,045
4.50%, 02/25/26 (a)	300,000	301,380
1.25%, 03/15/26 (a)	250,000	225,295
3.40%, 03/01/27 (a)	350,000	334,729
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	146,013
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	145,421
1.55%, 10/01/25 (a)	100,000	91,158
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	200,000	199,986
4.60%, 11/01/25 (a)	300,000	299,856
Constellation Brands, Inc.
3.60%, 05/09/24	100,000	99,263
4.75%, 11/15/24	150,000	152,034
4.40%, 11/15/25 (a)	150,000	150,420
3.50%, 05/09/27 (a)	200,000	191,464
4.35%, 05/09/27 (a)	200,000	198,748
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	99,098
2.63%, 08/15/24 (a)	100,000	97,688
4.10%, 03/25/25 (a)	300,000	300,681
3.88%, 07/20/25 (a)	700,000	695,205
2.88%, 06/01/26 (a)	500,000	477,920
3.00%, 08/15/26 (a)	200,000	191,940
3.63%, 04/01/27 (a)	175,000	170,419
1.30%, 08/21/27 (a)	400,000	346,520
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	300,000	288,585
Diageo Capital PLC
3.50%, 09/18/23 (a)	200,000	199,476
1.38%, 09/29/25 (a)	200,000	185,430
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	147,108
3.10%, 05/15/27 (a)	200,000	194,976
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	150,000	143,402
General Mills, Inc.
3.65%, 02/15/24 (a)	150,000	149,652
4.00%, 04/17/25 (a)	100,000	99,731
3.20%, 02/10/27 (a)	200,000	193,060
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	200,000	197,526
0.75%, 09/29/23 (a)	388,000	375,413
3.70%, 04/01/24 (a)	250,000	249,470
3.50%, 02/01/25 (a)	280,000	276,265
3.65%, 03/01/26 (a)	750,000	736,867
2.95%, 03/01/27 (a)	300,000	284,448
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	200,000	193,714
3.00%, 06/01/24 (a)	200,000	197,944
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	248,965

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25 (d)	250,000	241,077
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(d)	250,000	244,717
3.38%, 03/24/27 (a)(d)	500,000	470,480
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	97,453
3.55%, 11/19/26 (a)	200,000	190,860
HCA, Inc.
5.00%, 03/15/24	350,000	352,061
5.38%, 02/01/25	600,000	605,454
5.25%, 04/15/25	300,000	302,907
5.88%, 02/15/26 (a)	400,000	408,316
5.25%, 06/15/26 (a)	200,000	200,864
5.38%, 09/01/26 (a)	200,000	201,402
4.50%, 02/15/27 (a)	250,000	244,497
3.13%, 03/15/27 (a)(d)	250,000	230,105
Hormel Foods Corp.
0.65%, 06/03/24 (a)	250,000	237,510
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	98,046
0.55%, 09/01/25 (a)	200,000	183,350
2.45%, 03/01/26 (a)	500,000	480,910
2.95%, 03/03/27 (a)	250,000	243,225
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	144,741
Kellogg Co.
2.65%, 12/01/23	150,000	148,212
3.25%, 04/01/26	200,000	194,272
Keurig Dr Pepper, Inc.
3.13%, 12/15/23 (a)	100,000	99,083
0.75%, 03/15/24 (a)	200,000	190,220
4.42%, 05/25/25 (a)	184,000	184,730
3.40%, 11/15/25 (a)	200,000	195,608
3.43%, 06/15/27 (a)	150,000	143,544
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	147,371
2.75%, 02/15/26	100,000	96,727
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	473,285
3.88%, 05/15/27 (a)	300,000	289,983
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	55,000	54,944
3.25%, 09/01/24 (a)	250,000	245,767
2.30%, 12/01/24 (a)	100,000	96,060
3.60%, 02/01/25 (a)	150,000	147,888
1.55%, 06/01/26 (a)	150,000	135,339
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	147,680
0.90%, 02/15/26 (a)	200,000	178,518
McKesson Corp.
3.80%, 03/15/24 (a)	150,000	149,883
0.90%, 12/03/25 (a)	200,000	180,016
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	200,768
Merck & Co., Inc.
2.90%, 03/07/24 (a)	100,000	99,048
2.75%, 02/10/25 (a)	600,000	586,992
0.75%, 02/24/26 (a)	250,000	226,235
1.70%, 06/10/27 (a)	300,000	272,673
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	400,000	375,124
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	93,666
2.63%, 03/17/27 (a)	200,000	186,800
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	149,928
Novartis Capital Corp.
3.40%, 05/06/24	400,000	398,068
1.75%, 02/14/25 (a)	300,000	287,400
3.00%, 11/20/25 (a)	350,000	343,087
2.00%, 02/14/27 (a)	250,000	232,398
3.10%, 05/17/27 (a)	200,000	194,454
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	136,287
PepsiCo, Inc.
0.40%, 10/07/23	200,000	193,314
3.60%, 03/01/24 (a)	350,000	350,353
2.25%, 03/19/25 (a)	200,000	192,932
2.75%, 04/30/25 (a)	150,000	146,424
3.50%, 07/17/25 (a)	200,000	199,114
2.85%, 02/24/26 (a)	200,000	194,924
2.38%, 10/06/26 (a)	200,000	189,916
2.63%, 03/19/27 (a)	100,000	95,034
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	150,000	144,131
0.85%, 09/15/24 (a)	200,000	186,506
Pfizer, Inc.
3.20%, 09/15/23 (a)	300,000	299,019
2.95%, 03/15/24 (a)	150,000	148,569
3.40%, 05/15/24	150,000	149,550
0.80%, 05/28/25 (a)	250,000	231,610
2.75%, 06/03/26	300,000	291,195
3.00%, 12/15/26	300,000	292,041
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	196,984
3.25%, 11/10/24	200,000	197,298
1.50%, 05/01/25 (a)	250,000	234,662
3.38%, 08/11/25 (a)	200,000	196,894
2.75%, 02/25/26 (a)	200,000	189,958
0.88%, 05/01/26 (a)	150,000	133,299
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	147,638
3.45%, 06/01/26 (a)	200,000	195,078
Reynolds American, Inc.
4.85%, 09/15/23	100,000	100,673
4.45%, 06/12/25 (a)	650,000	644,683
Royalty Pharma PLC
0.75%, 09/02/23	250,000	241,220
1.20%, 09/02/25 (a)	250,000	227,323
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	260,000	256,724
3.20%, 09/23/26 (a)	750,000	716,940
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	192,108
3.38%, 05/15/24 (a)	100,000	99,125
1.15%, 06/15/25 (a)	100,000	92,355
3.38%, 11/01/25 (a)	200,000	195,202
3.50%, 03/15/26 (a)	250,000	244,505
Sutter Health
1.32%, 08/15/25 (a)	150,000	138,183
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	197,432
3.30%, 07/15/26 (a)	300,000	290,634
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	200,576

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Coca-Cola Co.
1.75%, 09/06/24	300,000	291,063
3.38%, 03/25/27	250,000	247,142
1.45%, 06/01/27	300,000	271,494
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	145,866
The Hershey Co.
0.90%, 06/01/25 (a)	100,000	92,568
2.30%, 08/15/26 (a)	150,000	141,944
The JM Smucker Co.
3.50%, 03/15/25	200,000	197,454
The Kroger Co.
4.00%, 02/01/24 (a)	200,000	200,190
3.50%, 02/01/26 (a)	200,000	195,612
2.65%, 10/15/26 (a)	200,000	188,988
The Procter & Gamble Co.
0.55%, 10/29/25	150,000	136,382
2.70%, 02/02/26	300,000	293,796
1.00%, 04/23/26	250,000	229,065
2.45%, 11/03/26	100,000	95,870
1.90%, 02/01/27	250,000	234,223
2.80%, 03/25/27	150,000	144,464
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	200,000	193,596
1.22%, 10/18/24 (a)	700,000	662,459
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	99,976
3.95%, 08/15/24 (a)	300,000	299,784
4.00%, 03/01/26 (a)	250,000	247,412
3.55%, 06/02/27 (a)	300,000	288,087
Unilever Capital Corp.
0.38%, 09/14/23	50,000	48,388
3.25%, 03/07/24 (a)	150,000	149,165
2.60%, 05/05/24 (a)	200,000	196,344
0.63%, 08/12/24 (a)	100,000	94,391
3.38%, 03/22/25 (a)	200,000	197,390
3.10%, 07/30/25	200,000	196,180
2.00%, 07/28/26	150,000	140,259
2.90%, 05/05/27 (a)	200,000	191,348
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(d)	200,000	172,668
UPMC
1.80%, 04/15/26 (a)	150,000	139,038
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	500,000	470,140
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	136,892
2.30%, 06/22/27 (a)	150,000	129,120
Whirlpool Corp.
4.00%, 03/01/24	100,000	100,056
3.70%, 05/01/25	100,000	98,674
Wyeth LLC
6.45%, 02/01/24	100,000	103,687
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	300,000	293,346
3.05%, 01/15/26 (a)	200,000	191,574
Zoetis, Inc.
4.50%, 11/13/25 (a)	250,000	253,122
		56,348,023
Energy 1.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.23%, 12/15/23	150,000	145,197
2.06%, 12/15/26 (a)	150,000	136,727
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	100,958
4.45%, 07/15/27 (a)	150,000	144,320
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	199,608
3.41%, 02/11/26 (a)	100,000	98,173
3.12%, 05/04/26 (a)	300,000	290,622
3.02%, 01/16/27 (a)	200,000	191,690
3.59%, 04/14/27 (a)	200,000	195,192
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	99,057
3.90%, 02/01/25 (a)	200,000	197,128
2.05%, 07/15/25 (a)	150,000	139,989
3.85%, 06/01/27 (a)	250,000	238,932
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	200,000	205,374
4.25%, 04/15/27 (a)	200,000	197,172
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	308,889
5.88%, 03/31/25 (a)	400,000	408,392
5.13%, 06/30/27 (a)	300,000	299,793
Chevron Corp.
2.90%, 03/03/24 (a)	150,000	148,455
1.55%, 05/11/25 (a)	700,000	660,779
3.33%, 11/17/25 (a)	100,000	98,786
2.95%, 05/16/26 (a)	500,000	484,600
2.00%, 05/11/27 (a)	200,000	184,866
Chevron USA, Inc.
3.90%, 11/15/24 (a)	100,000	100,887
0.69%, 08/12/25 (a)	200,000	182,878
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	299,340
ConocoPhillips Co.
2.13%, 03/08/24 (a)	200,000	195,784
3.35%, 11/15/24 (a)	100,000	99,292
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	246,502
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(d)	150,000	149,256
3.90%, 05/15/27 (a)(d)	200,000	191,140
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	202,652
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	50,000	50,873
5.85%, 12/15/25 (a)	200,000	207,230
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	192,038
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	192,578
3.60%, 12/15/24 (a)	67,000	66,569
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	155,192
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	199,468
3.50%, 06/10/24 (a)	100,000	98,857
2.50%, 01/15/25 (a)	150,000	143,798
1.60%, 10/04/26 (a)	150,000	133,502
4.25%, 12/01/26 (a)	200,000	197,274
Energy Transfer LP
4.20%, 09/15/23 (a)	150,000	149,867
5.88%, 01/15/24 (a)	200,000	202,720
4.90%, 02/01/24 (a)	100,000	100,348
4.25%, 04/01/24 (a)	100,000	99,385
4.50%, 04/15/24 (a)	200,000	199,616

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 05/15/24 (a)	100,000	98,709
4.05%, 03/15/25 (a)	50,000	49,141
2.90%, 05/15/25 (a)	300,000	284,559
4.75%, 01/15/26 (a)	250,000	248,222
3.90%, 07/15/26 (a)	200,000	191,436
4.40%, 03/15/27 (a)	200,000	193,914
4.20%, 04/15/27 (a)	200,000	192,204
5.50%, 06/01/27 (a)	200,000	202,508
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	100,000	100,013
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	300,000	299,088
3.75%, 02/15/25 (a)	300,000	298,110
3.70%, 02/15/26 (a)	250,000	246,922
5.25%, 08/16/77 (a)(b)	150,000	131,364
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	98,428
4.15%, 01/15/26 (a)	200,000	200,340
EQT Corp.
6.13%, 02/01/25 (a)(f)	250,000	257,087
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	100,000	99,528
2.02%, 08/16/24 (a)	250,000	242,450
2.71%, 03/06/25 (a)	400,000	389,612
2.99%, 03/19/25 (a)	650,000	636,135
3.04%, 03/01/26 (a)	500,000	487,220
2.28%, 08/16/26 (a)	250,000	236,367
3.29%, 03/19/27 (a)	250,000	245,462
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	150,104
3.80%, 11/15/25 (a)	140,000	138,559
Hess Corp.
4.30%, 04/01/27 (a)	250,000	244,372
HF Sinclair Corp.
2.63%, 10/01/23 (d)	200,000	194,078
5.88%, 04/01/26 (a)(d)	150,000	151,022
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	100,000	99,569
4.15%, 02/01/24 (a)	100,000	100,076
4.30%, 05/01/24 (a)	200,000	200,816
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	400,000	398,928
1.75%, 11/15/26 (a)	150,000	134,153
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	202,760
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	194,612
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	100,000	99,113
4.70%, 05/01/25 (a)	300,000	302,097
5.13%, 12/15/26 (a)	200,000	205,618
MPLX LP
4.88%, 12/01/24 (a)	200,000	201,530
4.00%, 02/15/25 (a)	50,000	49,353
4.88%, 06/01/25 (a)	250,000	251,445
1.75%, 03/01/26 (a)	400,000	362,192
4.13%, 03/01/27 (a)	300,000	290,679
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	100,679
5.50%, 01/15/26 (a)	100,000	101,196
ONEOK Partners LP
5.00%, 09/15/23 (a)	100,000	100,528
4.90%, 03/15/25 (a)	100,000	100,183
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	154,233
2.75%, 09/01/24 (a)	100,000	96,908
5.85%, 01/15/26 (a)	275,000	282,609
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	200,000	203,402
Phillips 66
0.90%, 02/15/24 (a)	50,000	47,843
3.85%, 04/09/25 (a)	250,000	247,932
1.30%, 02/15/26 (a)	100,000	90,536
Phillips 66 Partners LP
2.45%, 12/15/24 (a)(d)	100,000	95,220
3.55%, 10/01/26 (a)	150,000	144,225
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	134,103
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	100,000	99,430
3.60%, 11/01/24 (a)	250,000	244,557
4.65%, 10/15/25 (a)	250,000	247,657
4.50%, 12/15/26 (a)	200,000	194,988
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	500,000	507,665
5.63%, 03/01/25 (a)	500,000	509,575
5.88%, 06/30/26 (a)	175,000	180,178
5.00%, 03/15/27 (a)	400,000	399,100
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	233,920
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	249,932
Shell International Finance BV
0.38%, 09/15/23	250,000	241,660
3.50%, 11/13/23 (a)	250,000	249,717
2.00%, 11/07/24 (a)	300,000	290,832
3.25%, 05/11/25	700,000	689,500
2.88%, 05/10/26	500,000	482,630
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	201,092
3.50%, 03/15/25 (a)	150,000	146,771
3.38%, 10/15/26 (a)	150,000	143,033
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	200,064
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	99,773
3.90%, 05/25/27 (a)	200,000	194,322
The Williams Cos., Inc.
4.50%, 11/15/23 (a)	150,000	150,492
4.30%, 03/04/24 (a)	200,000	200,092
4.55%, 06/24/24 (a)	200,000	200,580
3.90%, 01/15/25 (a)	200,000	197,634
4.00%, 09/15/25 (a)	200,000	197,434
3.75%, 06/15/27 (a)	400,000	386,356
TotalEnergies Capital International S.A.
3.70%, 01/15/24	150,000	150,132
3.75%, 04/10/24	150,000	150,350
2.43%, 01/10/25 (a)	300,000	290,601
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	200,000	199,432
1.00%, 10/12/24 (a)	300,000	279,813
4.88%, 01/15/26 (a)	100,000	100,989
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	273,322

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valero Energy Corp.
2.85%, 04/15/25 (a)	86,000	83,312
3.40%, 09/15/26 (a)	200,000	195,144
		29,393,316
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	197,354
Quanta Services, Inc.
0.95%, 10/01/24 (a)	200,000	186,994
Yale University
0.87%, 04/15/25 (a)	150,000	139,593
		523,941
Technology 2.6%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	95,959
3.25%, 02/01/25 (a)	100,000	99,042
2.15%, 02/01/27 (a)	200,000	187,334
Alphabet, Inc.
3.38%, 02/25/24	200,000	199,644
0.45%, 08/15/25 (a)	250,000	228,525
2.00%, 08/15/26 (a)	450,000	424,422
Altera Corp.
4.10%, 11/15/23	150,000	150,767
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	342,440
Apple Inc.
3.00%, 02/09/24 (a)	300,000	297,675
3.45%, 05/06/24	625,000	624,319
2.85%, 05/11/24 (a)	300,000	296,475
1.80%, 09/11/24 (a)	100,000	96,721
2.75%, 01/13/25 (a)	200,000	196,216
2.50%, 02/09/25	250,000	243,640
1.13%, 05/11/25 (a)	650,000	607,425
3.20%, 05/13/25	500,000	493,780
0.55%, 08/20/25 (a)	350,000	319,480
0.70%, 02/08/26 (a)	300,000	271,131
3.25%, 02/23/26 (a)	750,000	738,645
2.45%, 08/04/26 (a)	600,000	571,002
2.05%, 09/11/26 (a)	600,000	561,246
3.35%, 02/09/27 (a)	400,000	393,740
3.20%, 05/11/27 (a)	500,000	487,785
3.00%, 06/20/27 (a)	250,000	242,922
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	200,572
3.30%, 04/01/27 (a)	200,000	195,800
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	100,000	97,762
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	247,690
Avnet, Inc.
4.63%, 04/15/26 (a)	150,000	148,616
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	199,498
4.38%, 05/14/24 (a)	250,000	250,205
3.08%, 04/07/25 (a)	250,000	240,635
1.72%, 04/09/26 (a)	200,000	181,656
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	200,000	198,576
3.13%, 01/15/25 (a)	200,000	195,434
3.88%, 01/15/27 (a)	675,000	649,478
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	148,425
3.15%, 11/15/25 (a)	300,000	289,458
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	193,592
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	100,683
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	102,369
4.13%, 05/01/25 (a)	150,000	147,963
2.67%, 12/01/26 (a)	250,000	224,910
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	176,660
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	50,000	49,355
3.63%, 03/04/24	150,000	150,180
2.95%, 02/28/26	100,000	97,928
2.50%, 09/20/26 (a)	400,000	384,216
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	196,426
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	249,132
5.85%, 07/15/25 (a)	250,000	258,905
6.02%, 06/15/26 (a)	1,050,000	1,091,296
4.90%, 10/01/26 (a)	300,000	301,377
DXC Technology Co.
1.80%, 09/15/26 (a)	200,000	176,448
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	96,673
2.60%, 12/15/25 (a)	100,000	93,949
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	192,724
1.25%, 07/15/25 (a)	150,000	137,387
1.00%, 09/15/25 (a)	150,000	135,362
1.45%, 05/15/26 (a)	200,000	178,916
2.90%, 11/18/26 (a)	150,000	140,126
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	187,636
Fidelity National Information Services, Inc.
0.60%, 03/01/24	200,000	189,714
1.15%, 03/01/26 (a)	350,000	310,523
Fiserv, Inc.
3.80%, 10/01/23 (a)	100,000	99,828
2.75%, 07/01/24 (a)	450,000	438,966
3.85%, 06/01/25 (a)	250,000	246,295
3.20%, 07/01/26 (a)	500,000	476,075
2.25%, 06/01/27 (a)	250,000	224,932
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	149,174
3.75%, 02/01/26 (a)	200,000	190,774
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	132,740
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	150,000	135,920
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	93,572
2.65%, 02/15/25 (a)	250,000	238,182
1.20%, 03/01/26 (a)	200,000	176,560
4.80%, 04/01/26 (a)	250,000	248,255
2.15%, 01/15/27 (a)	175,000	155,412
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (a)	300,000	301,284
1.45%, 04/01/24 (a)	200,000	192,212

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 10/15/25 (a)	600,000	609,564
1.75%, 04/01/26 (a)	150,000	137,553
HP, Inc.
2.20%, 06/17/25 (a)	350,000	330,347
1.45%, 06/17/26 (a)	250,000	223,142
Intel Corp.
2.88%, 05/11/24 (a)	350,000	345,520
3.40%, 03/25/25 (a)	400,000	395,260
3.70%, 07/29/25 (a)	550,000	547,574
2.60%, 05/19/26 (a)	250,000	239,540
3.75%, 03/25/27 (a)	250,000	246,965
3.75%, 08/05/27 (a)	250,000	245,610
International Business Machines Corp.
3.63%, 02/12/24	400,000	399,104
3.00%, 05/15/24	650,000	641,810
3.45%, 02/19/26	400,000	392,272
3.30%, 05/15/26	800,000	775,904
2.20%, 02/09/27 (a)	200,000	184,326
1.70%, 05/15/27 (a)	300,000	269,601
4.15%, 07/27/27 (a)	200,000	198,804
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	138,221
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	134,013
4.25%, 05/15/27 (a)	200,000	193,744
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	179,358
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	100,642
4.60%, 04/06/27 (a)	200,000	200,890
KLA Corp.
4.65%, 11/01/24 (a)	300,000	304,656
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(d)	200,000	165,918
Lam Research Corp.
3.80%, 03/15/25 (a)	200,000	199,172
3.75%, 03/15/26 (a)	100,000	99,697
Leidos, Inc.
3.63%, 05/15/25 (a)	200,000	195,460
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,035
Mastercard, Inc.
3.38%, 04/01/24	350,000	349,076
2.00%, 03/03/25 (a)	100,000	95,981
3.30%, 03/26/27 (a)	250,000	244,942
Microchip Technology, Inc.
2.67%, 09/01/23	250,000	246,442
0.97%, 02/15/24	350,000	333,203
4.25%, 09/01/25 (a)	200,000	198,782
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	100,285
4.19%, 02/15/27 (a)	200,000	194,916
Microsoft Corp.
3.63%, 12/15/23 (a)	250,000	250,620
2.88%, 02/06/24 (a)	500,000	495,090
2.70%, 02/12/25 (a)	500,000	491,760
3.13%, 11/03/25 (a)	600,000	590,424
2.40%, 08/08/26 (a)	1,000,000	955,750
3.30%, 02/06/27 (a)	1,000,000	983,860
Moody's Corp.
4.88%, 02/15/24 (a)	150,000	151,650
3.75%, 03/24/25 (a)	200,000	198,162
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	99,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	233,655
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	237,055
3.20%, 09/16/26 (a)	300,000	295,521
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)	250,000	251,325
5.35%, 03/01/26 (a)	200,000	203,852
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	95,021
3.88%, 06/18/26 (a)	200,000	193,576
4.40%, 06/01/27 (a)	50,000	48,705
Oracle Corp.
2.40%, 09/15/23 (a)	550,000	540,672
3.40%, 07/08/24 (a)	450,000	443,709
2.95%, 11/15/24 (a)	300,000	291,771
2.50%, 04/01/25 (a)	800,000	759,552
2.95%, 05/15/25 (a)	650,000	623,525
1.65%, 03/25/26 (a)	700,000	631,589
2.65%, 07/15/26 (a)	750,000	691,987
2.80%, 04/01/27 (a)	400,000	366,508
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	250,000	243,460
1.65%, 06/01/25 (a)	200,000	188,438
2.65%, 10/01/26 (a)	300,000	284,850
3.90%, 06/01/27 (a)	250,000	247,095
Qorvo, Inc.
1.75%, 12/15/24 (a)(d)	150,000	140,316
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	200,000	197,056
3.45%, 05/20/25 (a)	300,000	296,910
3.25%, 05/20/27 (a)	500,000	488,190
S&P Global, Inc.
2.45%, 03/01/27 (a)(d)	300,000	280,008
salesforce.com, Inc.
0.63%, 07/15/24 (a)	250,000	236,710
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	150,000	133,667
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	150,000	139,358
1.75%, 08/09/26 (a)	200,000	175,212
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	212,315
1.13%, 09/15/26 (a)	250,000	227,125
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	144,035
1.35%, 03/15/26 (a)	150,000	132,879
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	200,730
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	316,676
3.88%, 04/22/27 (a)	200,000	196,762
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	99,289
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	152,378
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	197,938
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	979,330
1.90%, 04/15/27 (a)	200,000	184,668

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VMware, Inc.
1.00%, 08/15/24 (a)	300,000	281,382
4.50%, 05/15/25 (a)	150,000	149,996
1.40%, 08/15/26 (a)	400,000	353,028
4.65%, 05/15/27 (a)	200,000	198,504
3.90%, 08/21/27 (a)	250,000	238,797
Western Digital Corp.
4.75%, 02/15/26 (a)	500,000	482,295
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	238,832
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	148,577
		48,738,613
Transportation 0.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	98,643
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	100,000	100,005
3.40%, 09/01/24 (a)	100,000	99,631
3.00%, 04/01/25 (a)	150,000	147,543
7.00%, 12/15/25	100,000	109,208
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	98,161
2.75%, 03/01/26 (a)	150,000	143,802
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	350,000	329,119
2.90%, 02/01/25 (a)	200,000	194,594
1.75%, 12/02/26 (a)	200,000	181,446
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	57,627	54,909
CSX Corp.
3.40%, 08/01/24 (a)	150,000	148,587
3.35%, 11/01/25 (a)	250,000	244,900
3.25%, 06/01/27 (a)	250,000	240,850
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 10/25/25	100,000	96,409
FedEx Corp.
3.25%, 04/01/26 (a)	200,000	195,026
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	150,000	127,035
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	196,776
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	100,000	100,135
3.65%, 08/01/25 (a)	200,000	197,764
2.90%, 06/15/26 (a)	150,000	143,457
Ryder System, Inc.
3.88%, 12/01/23 (a)	100,000	99,712
3.65%, 03/18/24 (a)	100,000	99,144
4.63%, 06/01/25 (a)	250,000	250,213
3.35%, 09/01/25 (a)	75,000	72,312
1.75%, 09/01/26 (a)	100,000	90,093
2.85%, 03/01/27 (a)	200,000	184,816
Southwest Airlines Co.
5.25%, 05/04/25 (a)	500,000	513,190
5.13%, 06/15/27 (a)	500,000	510,715
Union Pacific Corp.
3.65%, 02/15/24 (a)	100,000	99,775
3.15%, 03/01/24 (a)	100,000	99,110
3.75%, 03/15/24 (a)	250,000	250,347
3.25%, 01/15/25 (a)	100,000	98,892
2.75%, 03/01/26 (a)	200,000	192,170
2.15%, 02/05/27 (a)	200,000	186,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 10/11/25	27,852	26,891
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	60,311	57,073
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	92,331	86,034
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	95,304	88,687
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	159,200	150,829
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	250,000	242,640
2.80%, 11/15/24 (a)	75,000	73,670
3.90%, 04/01/25 (a)	200,000	200,420
		6,920,799
		235,150,238

Utility 1.4%
Electric 1.3%
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	143,972
Alabama Power Co.
3.55%, 12/01/23	150,000	149,587
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	96,437
3.65%, 02/15/26 (a)	250,000	243,662
American Electric Power Co., Inc.
2.03%, 03/15/24	200,000	193,800
1.00%, 11/01/25 (a)	250,000	224,512
3.88%, 02/15/62 (a)(b)	150,000	128,219
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	243,275
3.20%, 04/15/25 (a)	100,000	97,013
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	150,000	140,673
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	200,000	200,106
3.50%, 02/01/25 (a)	100,000	99,169
4.05%, 04/15/25 (a)	250,000	250,417
Black Hills Corp.
4.25%, 11/30/23 (a)	250,000	250,505
1.04%, 08/23/24 (a)	100,000	93,557
3.15%, 01/15/27 (a)	100,000	94,543
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	96,763
1.45%, 06/01/26 (a)	150,000	135,350
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	200,000	192,162
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,108
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	142,493
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	192,074
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	242,765
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	146,028
3.30%, 03/15/25 (a)	100,000	97,822
3.90%, 10/01/25 (a)	150,000	148,259
1.45%, 04/15/26 (a)	200,000	182,032
5.75%, 10/01/54 (a)(b)	122,000	117,341

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	99,862
DTE Energy Co.
2.53%, 10/01/24	100,000	96,382
4.22%, 11/01/24 (g)	250,000	249,160
1.05%, 06/01/25 (a)	200,000	183,352
2.85%, 10/01/26 (a)	200,000	188,042
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	192,558
Duke Energy Corp.
3.75%, 04/15/24 (a)	200,000	199,314
0.90%, 09/15/25 (a)	150,000	136,260
2.65%, 09/01/26 (a)	400,000	374,300
3.25%, 01/15/82 (a)(b)	100,000	80,956
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	193,430
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	100,324
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	98,632
Edison International
3.55%, 11/15/24 (a)	100,000	97,888
4.95%, 04/15/25 (a)	150,000	150,354
5.75%, 06/15/27 (a)	150,000	152,124
Emera US Finance LP
3.55%, 06/15/26 (a)	250,000	239,337
Enel Americas S.A.
4.00%, 10/25/26 (a)	150,000	147,554
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,578
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	99,851
3.50%, 04/01/26 (a)	200,000	196,252
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	224,740
2.95%, 09/01/26 (a)	200,000	188,364
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	242,000	234,043
0.95%, 10/01/24 (a)	250,000	235,307
5.40%, 11/01/24	100,000	102,966
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	141,644
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	241,130
Eversource Energy
2.90%, 10/01/24 (a)	200,000	194,826
0.80%, 08/15/25 (a)	200,000	181,296
2.90%, 03/01/27 (a)	200,000	187,818
4.60%, 07/01/27 (a)	200,000	200,594
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	248,092
3.40%, 04/15/26 (a)	200,000	194,012
2.75%, 03/15/27 (a)(d)	150,000	140,453
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	244,710
3.13%, 12/01/25 (a)	200,000	197,240
Fortis, Inc.
3.06%, 10/04/26 (a)	250,000	234,227
Georgia Power Co.
3.25%, 03/30/27 (a)	150,000	141,867
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	250,000	245,427
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	49,115
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	98,613
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	99,568
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	150,000	149,427
2.95%, 02/07/24 (a)	150,000	148,438
0.35%, 02/08/24	150,000	143,042
2.85%, 01/27/25 (a)	100,000	97,470
1.88%, 02/07/25	150,000	143,037
3.25%, 11/01/25 (a)	200,000	195,366
1.00%, 06/15/26 (a)	200,000	179,288
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 (a)	350,000	344,036
4.45%, 06/20/25	250,000	251,420
1.88%, 01/15/27 (a)	250,000	224,400
3.55%, 05/01/27 (a)	350,000	337,032
4.63%, 07/15/27 (a)	250,000	251,435
3.80%, 03/15/82 (a)(b)	100,000	84,223
NSTAR Electric Co.
3.20%, 05/15/27 (a)	200,000	193,002
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	98,115
2.95%, 04/01/25 (a)	100,000	97,364
0.55%, 10/01/25 (a)	100,000	89,989
Pacific Gas & Electric Co.
1.70%, 11/15/23 (a)	200,000	193,368
3.25%, 02/16/24 (a)	200,000	195,734
3.40%, 08/15/24 (a)	200,000	193,088
3.50%, 06/15/25 (a)	150,000	142,526
3.45%, 07/01/25	400,000	381,332
3.15%, 01/01/26	500,000	462,595
2.95%, 03/01/26 (a)	200,000	182,068
5.45%, 06/15/27 (a)	150,000	147,474
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	325,000	296,777
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	99,602
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	189,978
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	150,000	149,310
0.95%, 03/15/26 (a)	100,000	90,180
2.25%, 09/15/26 (a)	200,000	187,034
Public Service Enterprise Group, Inc.
0.84%, 11/08/23 (a)	150,000	144,264
2.88%, 06/15/24 (a)	200,000	195,536
0.80%, 08/15/25 (a)	250,000	226,287
Puget Energy, Inc.
3.65%, 05/15/25 (a)	200,000	194,094
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	150,000	149,844
2.50%, 05/15/26 (a)	150,000	141,654
Southern California Edison Co.
3.50%, 10/01/23 (a)	150,000	149,311
1.10%, 04/01/24 (a)	150,000	142,856
3.70%, 08/01/25 (a)	250,000	246,482
1.20%, 02/01/26 (a)	100,000	90,376
4.70%, 06/01/27 (a)	150,000	150,295
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	99,397
0.90%, 01/15/26 (a)	100,000	89,452

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	136,091
2.75%, 10/01/26 (a)	100,000	93,370
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	98,978
The AES Corp.
1.38%, 01/15/26 (a)	300,000	267,096
The Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	193,188
The Southern Co.
0.60%, 02/26/24 (a)	150,000	142,436
4.48%, 08/01/24	200,000	200,588
3.25%, 07/01/26 (a)	500,000	478,300
4.00%, 01/15/51 (a)(b)	250,000	232,815
3.75%, 09/15/51 (a)(b)	250,000	217,587
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	150,000	145,880
Virginia Electric & Power Co.
3.45%, 02/15/24 (a)	50,000	49,737
3.10%, 05/15/25 (a)	100,000	97,590
3.15%, 01/15/26 (a)	200,000	194,224
2.95%, 11/15/26 (a)	150,000	143,577
3.50%, 03/15/27 (a)	200,000	194,614
3.75%, 05/15/27 (a)	150,000	147,374
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	241,575
0.80%, 03/15/24 (a)	200,000	190,662
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	300,000	289,164
3.35%, 12/01/26 (a)	150,000	144,347
1.75%, 03/15/27 (a)	100,000	89,667
		23,785,064
Natural Gas 0.1%
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	318,598
3.49%, 05/15/27 (a)	225,000	215,579
ONE Gas, Inc.
1.10%, 03/11/24 (a)	200,000	192,526
Sempra Energy
3.30%, 04/01/25 (a)	200,000	194,846
3.25%, 06/15/27 (a)	200,000	189,508
4.13%, 04/01/52 (a)(b)	200,000	169,394
Southern California Gas Co.
3.15%, 09/15/24 (a)	125,000	123,436
2.60%, 06/15/26 (a)	150,000	141,810
2.95%, 04/15/27 (a)	200,000	190,882
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	98,422
3.25%, 06/15/26 (a)	100,000	95,517
		1,930,518
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	147,999
		25,863,581
Total Corporates (Cost $520,657,633)		488,839,895

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 64.7% OF NET ASSETS
Bonds
7.50%, 11/15/24	600,000	651,305
7.63%, 02/15/25	800,000	877,031
6.88%, 08/15/25	1,000,000	1,093,594
6.00%, 02/15/26	1,500,000	1,622,168
6.75%, 08/15/26	1,000,000	1,123,320
6.50%, 11/15/26	1,000,000	1,120,078
6.63%, 02/15/27	700,000	791,820
6.38%, 08/15/27	1,000,000	1,135,117
Notes
2.88%, 09/30/23	4,600,000	4,572,328
0.13%, 10/15/23	13,400,000	12,912,680
0.38%, 10/31/23	13,900,000	13,416,758
1.63%, 10/31/23	5,600,000	5,484,828
2.88%, 10/31/23	6,350,000	6,309,072
0.25%, 11/15/23	10,900,000	10,494,018
2.75%, 11/15/23	14,150,000	14,033,373
0.50%, 11/30/23	13,500,000	13,016,689
2.13%, 11/30/23	6,600,000	6,494,039
2.88%, 11/30/23	5,900,000	5,858,861
0.13%, 12/15/23	9,976,000	9,561,567
0.75%, 12/31/23	13,300,000	12,831,902
2.25%, 12/31/23	5,900,000	5,806,199
2.63%, 12/31/23	6,800,000	6,729,477
0.13%, 01/15/24	10,546,000	10,076,373
0.88%, 01/31/24	12,000,000	11,567,813
2.25%, 01/31/24	6,000,000	5,899,805
2.50%, 01/31/24	6,750,000	6,659,561
0.13%, 02/15/24	13,600,000	12,960,109
2.75%, 02/15/24	11,000,000	10,888,281
1.50%, 02/29/24	11,500,000	11,172,295
2.13%, 02/29/24	5,700,000	5,589,340
2.38%, 02/29/24	5,200,000	5,117,734
0.25%, 03/15/24	12,900,000	12,279,691
2.13%, 03/31/24	9,750,000	9,551,572
2.25%, 03/31/24	11,500,000	11,282,354
0.38%, 04/15/24	9,500,000	9,037,432
2.00%, 04/30/24	5,800,000	5,665,082
2.25%, 04/30/24	7,650,000	7,500,885
2.50%, 04/30/24	11,500,000	11,318,740
0.25%, 05/15/24	11,000,000	10,417,559
2.50%, 05/15/24	13,600,000	13,385,375
2.00%, 05/31/24	9,550,000	9,315,540
2.50%, 05/31/24	10,500,000	10,327,529
0.25%, 06/15/24	12,000,000	11,334,844
1.75%, 06/30/24	7,700,000	7,467,195
2.00%, 06/30/24	5,685,000	5,539,322
3.00%, 06/30/24	11,000,000	10,905,684
0.38%, 07/15/24	10,400,000	9,824,344
1.75%, 07/31/24	7,800,000	7,555,336
2.13%, 07/31/24	5,200,000	5,072,844
3.00%, 07/31/24	10,900,000	10,805,902
0.38%, 08/15/24	11,800,000	11,116,660
2.38%, 08/15/24	14,000,000	13,715,898
1.25%, 08/31/24	6,900,000	6,608,771
1.88%, 08/31/24	6,600,000	6,401,484
3.25%, 08/31/24	10,000,000	9,958,008
0.38%, 09/15/24	14,000,000	13,152,344
1.50%, 09/30/24	7,500,000	7,206,738
2.13%, 09/30/24	4,810,000	4,684,113
0.63%, 10/15/24	12,500,000	11,779,297
1.50%, 10/31/24	6,350,000	6,094,264
2.25%, 10/31/24	4,600,000	4,484,641
0.75%, 11/15/24	12,400,000	11,686,031
2.25%, 11/15/24	13,000,000	12,668,906
1.50%, 11/30/24	6,850,000	6,560,748

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 11/30/24	5,100,000	4,952,180
1.00%, 12/15/24	11,500,000	10,877,832
1.75%, 12/31/24	6,600,000	6,348,375
2.25%, 12/31/24	5,000,000	4,864,063
1.13%, 01/15/25	11,050,000	10,460,811
1.38%, 01/31/25	5,250,000	4,996,318
2.50%, 01/31/25	5,600,000	5,473,563
1.50%, 02/15/25	10,000,000	9,534,766
2.00%, 02/15/25	12,400,000	11,972,781
1.13%, 02/28/25	6,700,000	6,326,527
2.75%, 02/28/25	4,600,000	4,519,859
1.75%, 03/15/25	10,800,000	10,350,281
0.50%, 03/31/25	7,488,600	6,942,459
2.63%, 03/31/25	2,000,000	1,958,516
2.63%, 04/15/25	9,200,000	9,002,344
0.38%, 04/30/25	7,900,000	7,278,801
2.88%, 04/30/25	4,200,000	4,134,047
2.13%, 05/15/25	8,300,000	8,010,148
2.75%, 05/15/25	8,000,000	7,847,188
0.25%, 05/31/25	6,050,000	5,540,004
2.88%, 05/31/25	2,400,000	2,361,281
2.88%, 06/15/25	7,400,000	7,278,305
0.25%, 06/30/25	8,900,000	8,133,418
2.75%, 06/30/25	1,400,000	1,372,711
3.00%, 07/15/25	8,800,000	8,683,469
0.25%, 07/31/25	8,800,000	8,016,250
2.88%, 07/31/25	4,705,000	4,626,890
2.00%, 08/15/25	11,500,000	11,022,031
3.13%, 08/15/25	10,000,000	9,900,391
0.25%, 08/31/25	10,600,000	9,627,781
2.75%, 08/31/25	3,750,000	3,672,070
0.25%, 09/30/25	11,400,000	10,332,586
3.00%, 09/30/25	4,400,000	4,338,469
0.25%, 10/31/25	11,865,000	10,722,530
3.00%, 10/31/25	4,400,000	4,337,609
2.25%, 11/15/25	11,400,000	10,973,836
0.38%, 11/30/25	11,341,600	10,264,148
2.88%, 11/30/25	4,800,000	4,711,500
0.38%, 12/31/25	12,130,000	10,951,116
2.63%, 12/31/25	4,100,000	3,992,695
0.38%, 01/31/26	13,240,600	11,922,747
2.63%, 01/31/26	5,973,000	5,813,176
1.63%, 02/15/26	11,900,000	11,182,746
0.50%, 02/28/26	13,300,000	12,003,250
2.50%, 02/28/26	5,800,000	5,617,164
0.75%, 03/31/26	12,350,000	11,224,992
2.25%, 03/31/26	5,200,000	4,992,203
0.75%, 04/30/26	12,100,000	10,978,859
2.38%, 04/30/26	4,300,000	4,146,477
1.63%, 05/15/26	11,500,000	10,779,004
0.75%, 05/31/26	12,900,000	11,679,539
2.13%, 05/31/26	5,600,000	5,342,531
0.88%, 06/30/26	11,100,000	10,079,320
1.88%, 06/30/26	5,050,000	4,772,250
0.63%, 07/31/26	12,800,000	11,487,500
1.88%, 07/31/26	5,650,000	5,333,070
1.50%, 08/15/26	11,900,000	11,051,195
0.75%, 08/31/26	14,200,000	12,783,883
1.38%, 08/31/26	5,200,000	4,805,938
0.88%, 09/30/26	12,700,000	11,473,656
1.63%, 09/30/26	4,700,000	4,384,219
1.13%, 10/31/26	12,600,000	11,482,242
1.63%, 10/31/26	5,400,000	5,027,695
2.00%, 11/15/26	12,000,000	11,332,500
1.25%, 11/30/26	13,200,000	12,079,547
1.63%, 11/30/26	4,800,000	4,468,125
1.25%, 12/31/26	13,100,000	11,972,172
1.75%, 12/31/26	5,500,000	5,141,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 01/31/27	16,800,000	15,504,563
2.25%, 02/15/27	10,600,000	10,096,914
1.13%, 02/28/27	2,900,000	2,630,957
1.88%, 02/28/27	12,200,000	11,443,219
0.63%, 03/31/27	5,200,000	4,598,750
2.50%, 03/31/27	11,000,000	10,593,086
0.50%, 04/30/27	7,450,000	6,534,465
2.75%, 04/30/27	10,300,000	10,026,406
2.38%, 05/15/27	12,750,000	12,193,682
0.50%, 05/31/27	7,250,000	6,345,732
2.63%, 05/31/27	10,900,000	10,557,672
0.50%, 06/30/27	8,700,000	7,599,586
3.25%, 06/30/27	10,000,000	9,952,344
0.38%, 07/31/27	10,600,000	9,192,602
2.75%, 07/31/27	10,550,000	10,266,881
2.25%, 08/15/27	10,000,000	9,498,828
0.50%, 08/31/27	9,000,000	7,830,703
3.13%, 08/31/27	10,800,000	10,705,078
Total Treasuries (Cost $1,278,747,731)		1,216,211,296

GOVERNMENT RELATED 8.8% OF NET ASSETS

Agency 4.6%
Foreign 1.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
3.13%, 11/07/23	550,000	547,201
1.50%, 02/12/25	200,000	190,200
0.38%, 09/17/25	500,000	453,420
0.50%, 02/02/26	500,000	450,110
		1,640,931
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	250,000	246,580
3.00%, 05/25/27	650,000	635,629
		882,209
Germany 0.8%
FMS Wertmanagement
2.75%, 01/30/24 (h)	250,000	247,168
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/23 (h)	1,000,000	963,450
2.63%, 02/28/24 (h)	950,000	937,270
0.25%, 03/08/24 (h)	1,100,000	1,046,672
1.63%, 05/10/24 (h)	350,000	338,940
1.38%, 08/05/24 (h)	850,000	815,804
0.50%, 09/20/24 (h)	350,000	329,098
2.50%, 11/20/24 (h)	1,850,000	1,808,819
1.25%, 01/31/25 (h)	750,000	709,672
0.38%, 07/18/25 (h)	2,250,000	2,053,597
0.63%, 01/22/26 (h)	1,600,000	1,451,312
1.00%, 10/01/26 (h)	1,000,000	904,660
3.00%, 05/20/27 (h)	1,150,000	1,126,873
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (h)	200,000	198,944
2.00%, 01/13/25 (h)	250,000	241,218
0.50%, 05/27/25 (h)	500,000	460,035
2.38%, 06/10/25 (h)	450,000	435,299
0.88%, 03/30/26 (h)	500,000	454,805
1.75%, 07/27/26 (h)	400,000	373,988
		14,897,624

Schwab Taxable Bond Funds  |  Annual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan 0.3%
Japan Bank for International Cooperation
3.25%, 07/20/23	500,000	497,950
0.38%, 09/15/23	500,000	483,100
3.38%, 10/31/23	450,000	448,105
2.50%, 05/23/24	450,000	440,550
3.00%, 05/29/24	200,000	197,344
1.75%, 10/17/24	200,000	191,936
2.13%, 02/10/25	200,000	192,142
2.50%, 05/28/25	1,000,000	965,160
0.63%, 07/15/25	250,000	228,318
2.75%, 01/21/26	250,000	240,610
2.38%, 04/20/26	500,000	474,100
1.88%, 07/21/26	350,000	324,173
2.25%, 11/04/26	500,000	468,780
2.88%, 06/01/27	400,000	383,708
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,772
2.75%, 04/27/27	200,000	190,660
		5,913,408
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	193,000	190,300
3.70%, 03/01/24	200,000	200,096
3.25%, 11/10/24	100,000	99,131
2.88%, 04/06/25 (a)	300,000	292,680
1.75%, 01/22/26 (a)	250,000	232,125
3.00%, 04/06/27 (a)	200,000	191,578
		1,205,910
Republic of Korea 0.3%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	194,922
0.63%, 06/29/24	200,000	188,782
2.88%, 01/21/25	200,000	194,870
0.75%, 09/21/25	500,000	453,065
3.25%, 11/10/25	500,000	488,130
0.63%, 02/09/26	200,000	179,184
2.63%, 05/26/26	400,000	381,892
1.13%, 12/29/26	200,000	177,864
1.63%, 01/18/27	250,000	226,777
2.38%, 04/21/27	200,000	186,834
The Korea Development Bank
3.75%, 01/22/24	900,000	899,163
0.40%, 03/09/24	200,000	189,902
0.40%, 06/19/24	500,000	470,230
2.00%, 02/24/25 (c)	250,000	238,215
3.38%, 09/16/25	250,000	245,240
0.80%, 07/19/26	200,000	177,862
1.38%, 04/25/27	400,000	356,440
		5,249,372
Sweden 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	300,000	289,113
0.50%, 11/10/23	250,000	240,998
1.75%, 12/12/23	300,000	292,965
0.38%, 03/11/24	300,000	285,486
0.38%, 07/30/24	300,000	282,054
0.63%, 10/07/24	300,000	281,802
0.63%, 05/14/25	225,000	207,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 08/26/25	350,000	318,370
2.25%, 03/22/27	250,000	235,865
		2,434,002
		32,223,456
U.S. 2.9%
Fannie Mae
1.75%, 07/02/24	500,000	484,795
1.63%, 01/07/25	1,500,000	1,437,270
0.63%, 04/22/25	2,500,000	2,315,925
0.50%, 06/17/25	1,500,000	1,379,640
Federal Farm Credit Banks Funding Corp.
0.20%, 10/02/23	1,500,000	1,445,880
0.29%, 10/12/23	1,000,000	964,970
0.25%, 02/26/24	400,000	381,584
0.30%, 03/18/24	1,000,000	950,260
0.88%, 11/18/24	1,000,000	943,510
1.13%, 01/06/25	1,000,000	947,090
1.75%, 02/14/25	2,000,000	1,917,200
2.51%, 04/01/25	1,000,000	973,910
Federal Home Loan Bank
0.50%, 11/09/23	1,000,000	965,210
2.50%, 02/13/24	1,800,000	1,774,944
2.13%, 02/28/24	1,500,000	1,470,735
3.00%, 07/08/24	1,000,000	991,563
1.50%, 08/15/24	200,000	192,728
1.00%, 12/20/24	1,000,000	944,290
0.50%, 04/14/25	3,000,000	2,774,460
0.50%, 06/13/25	500,000	459,340
0.38%, 09/04/25	2,000,000	1,824,660
1.25%, 12/21/26	3,000,000	2,742,330
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	5,000,000	4,812,250
0.25%, 11/06/23	1,000,000	962,500
0.25%, 12/04/23	3,000,000	2,878,530
0.38%, 09/23/25	2,000,000	1,820,840
Federal National Mortgage Association
2.88%, 09/12/23	800,000	795,072
0.25%, 11/27/23	3,000,000	2,884,200
1.63%, 10/15/24	2,700,000	2,596,536
0.38%, 08/25/25	2,000,000	1,824,140
0.50%, 11/07/25	3,000,000	2,730,750
Freddie Mac
1.50%, 02/12/25	2,700,000	2,575,773
0.38%, 07/21/25	1,000,000	914,700
		53,077,585
		85,301,041

Local Authority 0.6%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.05%, 07/07/24	300,000	321,948
Province of Alberta
3.35%, 11/01/23	323,000	322,099
2.95%, 01/23/24	450,000	445,568
1.88%, 11/13/24	550,000	529,820
1.00%, 05/20/25	600,000	558,522
Province of British Columbia
1.75%, 09/27/24	350,000	337,152
2.25%, 06/02/26	300,000	284,436
0.90%, 07/20/26	650,000	585,682

Schwab Taxable Bond Funds  |  Annual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Manitoba
2.60%, 04/16/24	250,000	245,980
3.05%, 05/14/24	200,000	197,980
2.13%, 06/22/26	100,000	94,003
Province of Ontario
3.40%, 10/17/23	550,000	548,724
3.05%, 01/29/24	550,000	545,391
3.20%, 05/16/24	200,000	198,444
0.63%, 01/21/26	1,000,000	900,250
1.05%, 04/14/26	500,000	454,290
2.50%, 04/27/26	250,000	239,050
2.30%, 06/15/26	400,000	379,048
3.10%, 05/19/27	500,000	486,195
1.05%, 05/21/27	500,000	442,355
Province of Quebec
7.13%, 02/09/24	100,000	104,636
2.50%, 04/09/24	250,000	245,598
2.88%, 10/16/24	650,000	640,217
1.50%, 02/11/25	450,000	427,941
0.60%, 07/23/25	750,000	687,060
2.50%, 04/20/26	500,000	478,615
Province of Saskatchewan Canada
3.25%, 06/08/27	225,000	220,815
		10,921,819
U.S. 0.0%
Illinois
4.95%, 06/01/23	34,091	34,258
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	293,696
State Board of Administration Finance Corp.
1.26%, 07/01/25	350,000	324,666
University of California
0.88%, 05/15/25 (a)	250,000	231,000
		883,620
		11,805,439

Sovereign 0.6%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	700,000	669,207
2.88%, 04/28/25 (c)	750,000	736,597
0.75%, 05/19/26	850,000	767,975
		2,173,779
Chile 0.0%
Chile Government International Bond
3.13%, 01/21/26	250,000	239,630
2.75%, 01/31/27 (a)	400,000	371,136
		610,766
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	210,000	213,274
5.38%, 03/25/24	400,000	402,044
		615,318
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	950,000	971,289
0.88%, 05/06/24	250,000	234,553
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 10/17/24	550,000	523,435
1.25%, 02/17/26	750,000	656,880
		2,386,157
Mexico 0.1%
Mexico Government International Bond
3.60%, 01/30/25	350,000	350,000
3.90%, 04/27/25 (a)	200,000	200,234
4.13%, 01/21/26	500,000	500,565
4.15%, 03/28/27	700,000	696,591
		1,747,390
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	199,900
3.75%, 03/16/25 (a)	200,000	198,220
7.13%, 01/29/26	350,000	382,386
		780,506
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	377,083
2.39%, 01/23/26 (a)	300,000	281,181
		658,264
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	350,000	352,247
10.63%, 03/16/25	500,000	584,295
5.50%, 03/30/26	300,000	317,910
3.23%, 03/29/27 (c)	200,000	196,590
		1,451,042
Poland 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	600,000	600,144
3.25%, 04/06/26 (c)	300,000	295,722
		895,866
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	200,562
2.00%, 06/19/24	200,000	194,038
		394,600
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24 (c)	200,000	202,890
		11,916,578

Supranational* 3.0%
African Development Bank
3.00%, 09/20/23	600,000	596,304
0.88%, 03/23/26	500,000	454,505
0.88%, 07/22/26	750,000	676,395
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (d)	500,000	459,515
Asian Development Bank
0.25%, 10/06/23	1,000,000	964,670
2.63%, 01/30/24	600,000	592,464
0.38%, 06/11/24	1,000,000	945,950
0.63%, 10/08/24	500,000	470,790

Schwab Taxable Bond Funds  |  Annual Report
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Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 10/18/24	900,000	862,803
2.00%, 01/22/25	450,000	433,899
0.63%, 04/29/25	1,250,000	1,157,212
0.38%, 09/03/25	1,000,000	909,060
0.50%, 02/04/26	1,000,000	901,730
1.00%, 04/14/26	1,250,000	1,142,125
2.00%, 04/24/26	500,000	473,605
1.75%, 08/14/26	250,000	233,565
1.50%, 01/20/27	750,000	690,038
Corp. Andina de Fomento
3.75%, 11/23/23	150,000	149,489
1.25%, 10/26/24	250,000	235,468
1.63%, 09/23/25	400,000	370,780
Council of Europe Development Bank
0.25%, 10/20/23	400,000	385,152
2.50%, 02/27/24	400,000	393,992
1.38%, 02/27/25	150,000	142,125
0.88%, 09/22/26	250,000	224,628
European Bank for Reconstruction & Development
1.63%, 09/27/24	150,000	144,333
1.50%, 02/13/25	150,000	142,728
0.50%, 05/19/25	600,000	552,432
0.50%, 11/25/25	300,000	271,866
0.50%, 01/28/26	850,000	766,020
European Investment Bank
2.88%, 08/15/23	1,200,000	1,191,936
0.25%, 09/15/23	650,000	628,245
3.13%, 12/14/23	750,000	746,077
3.25%, 01/29/24	1,400,000	1,394,428
2.63%, 03/15/24	700,000	690,459
2.25%, 06/24/24	1,000,000	977,690
2.50%, 10/15/24	200,000	195,906
1.88%, 02/10/25	950,000	912,712
1.63%, 03/14/25	1,150,000	1,096,364
0.63%, 07/25/25	750,000	689,603
0.38%, 12/15/25	1,000,000	901,470
0.38%, 03/26/26	1,500,000	1,342,275
1.38%, 03/15/27	750,000	685,088
2.38%, 05/24/27	750,000	715,807
Inter-American Development Bank
3.00%, 10/04/23	700,000	695,786
0.25%, 11/15/23	650,000	624,930
2.63%, 01/16/24	1,100,000	1,086,250
3.00%, 02/21/24	600,000	595,230
0.50%, 09/23/24	250,000	235,010
2.13%, 01/15/25	900,000	870,480
1.75%, 03/14/25	400,000	382,236
0.88%, 04/03/25	150,000	139,980
0.63%, 07/15/25	1,100,000	1,011,109
0.88%, 04/20/26	1,250,000	1,136,537
2.00%, 06/02/26	750,000	709,200
2.00%, 07/23/26	400,000	377,744
1.50%, 01/13/27	850,000	783,164
2.38%, 07/07/27	600,000	570,690
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	243,623
International Bank for Reconstruction & Development
3.00%, 09/27/23	750,000	745,207
0.25%, 11/24/23	750,000	720,450
2.50%, 03/19/24	1,050,000	1,033,536
1.50%, 08/28/24	550,000	528,677
2.50%, 11/25/24	1,200,000	1,173,660
1.63%, 01/15/25	800,000	765,088
2.13%, 03/03/25	100,000	96,599
0.75%, 03/11/25	950,000	885,637
0.63%, 04/22/25	2,000,000	1,853,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.38%, 07/28/25	1,250,000	1,140,162
2.50%, 07/29/25	1,000,000	969,860
0.50%, 10/28/25	1,500,000	1,363,095
0.88%, 07/15/26	500,000	452,070
1.88%, 10/27/26	500,000	467,800
3.13%, 06/15/27	900,000	886,968
International Finance Corp.
1.38%, 10/16/24	450,000	430,457
0.38%, 07/16/25	450,000	411,093
2.13%, 04/07/26	250,000	237,918
0.75%, 10/08/26	600,000	536,964
Nordic Investment Bank
2.25%, 05/21/24	400,000	391,384
2.63%, 04/04/25	300,000	293,136
0.38%, 09/11/25	400,000	363,376
0.50%, 01/21/26	250,000	225,560
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	750,000	723,142
2.25%, 05/16/24	700,000	683,767
0.50%, 10/30/24	650,000	608,400
0.50%, 05/28/25	500,000	457,920
0.50%, 01/27/26	850,000	760,809
		56,580,267
Total Government Related (Cost $175,307,575)		165,603,325

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (i)	6,679,390	6,679,390
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (i)(j)	1,415,873	1,415,873
		8,095,263
Total Short-Term Investments (Cost $8,095,263)		8,095,263
Total Investments in Securities (Cost $1,982,808,202)		1,878,749,779

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,375,133.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,190,489 or 0.4% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.

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Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2022 (continued)

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2022:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/22	FACE AMOUNT AT 8/31/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
TD Ameritrade Holding Corp.
3.63%, 04/01/25	$109,256	$—	($108,518)	$2,628	($3,257)	($109)	$—	—	$232
The Charles Schwab Corp.
2.65%, 01/25/23	77,335	101,980	(177,703)	391	(1,603)	(400)	—	—	1,047
3.55%, 02/01/24	107,332	—	—	—	(5,061)	(2,445)	99,826	100,000	3,550
0.75%, 03/18/24	352,383	—	(47,956)	(2,333)	(13,955)	(898)	287,241	300,000	2,511
3.75%, 04/01/24	—	79,216	(25,053)	(966)	(1,993)	(1,236)	49,968	50,000	1,807
3.00%, 03/10/25	53,594	—	—	—	(3,470)	(1,164)	48,960	50,000	1,500
4.20%, 03/24/25	111,511	—	—	—	(9,701)	(1,315)	100,495	100,000	4,200
3.63%, 04/01/25	—	108,418	(50,489)	(3,042)	(3,649)	(1,782)	49,456	50,000	2,744
3.85%, 05/21/25	165,626	—	—	—	(11,077)	(4,270)	150,279	150,000	5,775
3.45%, 02/13/26	55,197	—	—	—	(4,649)	(1,158)	49,390	50,000	1,725
0.90%, 03/11/26	249,300	—	—	—	(24,691)	471	225,080	250,000	2,250
1.15%, 05/13/26	201,410	—	—	—	(20,794)	(74)	180,542	200,000	2,300
3.20%, 03/02/27	—	97,942	—	—	(1,180)	129	96,891	100,000	1,049
2.45%, 03/03/27	—	283,738	—	—	(4,634)	952	280,056	300,000	2,212
3.30%, 04/01/27	—	148,710	—	—	(3,105)	61	145,666	150,000	1,224
Total	$1,482,944	$820,004	($409,719)	($3,322)	($112,819)	($13,238)	$1,763,850		$34,126

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$488,839,895	$—	$488,839,895
Treasuries [1]	—	1,216,211,296	—	1,216,211,296
Government Related[1]	—	165,603,325	—	165,603,325
Short-Term Investments[1]	8,095,263	—	—	8,095,263
Total	$8,095,263	$1,870,654,516	$—	$1,878,749,779

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2022
Assets
Investments in securities, at value - affiliated (cost $1,860,579)		$1,763,850
Investments in securities, at value - unaffiliated (cost $1,980,947,623) including securities on loan of $1,375,133		1,876,985,929
Cash		588,163
Receivables:
Investments sold		60,953,371
Interest		8,810,550
Fund shares sold		1,298,972
Dividends		7,663
Income from securities on loan	+	1,651
Total assets		1,950,410,149
Liabilities
Collateral held for securities on loan		1,415,873
Payables:
Investments bought		65,646,554
Fund shares redeemed		1,310,584
Distributions to shareholders		949,463
Investment adviser fees	+	97,361
Total liabilities		69,419,835
Net assets		$1,880,990,314
Net Assets by Source
Capital received from investors		$2,014,463,544
Total distributable loss	+	(133,473,230)
Net assets		$1,880,990,314

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,880,990,314		197,021,549		$9.55

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Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2021 through August 31, 2022
Investment Income
Interest received from securities - unaffiliated		$23,712,031
Dividends received from securities - unaffiliated		22,069
Interest received from securities - affiliated		20,888
Securities on loan, net	+	4,937
Total investment income		23,759,925
Expenses
Investment adviser fees		1,257,494
Proxy fees[1]	+	72,429
Total expenses	–	1,329,923
Net investment income		22,430,002
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(3,322)
Net realized losses on sales of securities - unaffiliated	+	(27,841,746)
Net realized losses		(27,845,068)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(112,819)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(122,913,714)
Net change in unrealized appreciation (depreciation)	+	(123,026,533)
Net realized and unrealized losses		(150,871,601)
Decrease in net assets resulting from operations		($128,441,599)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

Schwab Taxable Bond Funds  |  Annual Report
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Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/21-8/31/22		9/1/20-8/31/21
Net investment income		$22,430,002	$19,843,457
Net realized gains (losses)		(27,845,068)	6,359,594
Net change in unrealized appreciation (depreciation)	+	(123,026,533)	(21,018,850)
Increase (decrease) in net assets resulting from operations		($128,441,599)	$5,184,201
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($29,083,571)	($25,220,242)

TRANSACTIONS IN FUND SHARES
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		97,602,779	$965,900,940	140,140,927	$1,447,080,406
Shares reinvested		1,835,806	18,212,156	1,626,515	16,794,730
Shares redeemed	+	(119,025,853)	(1,173,346,028)	(88,234,966)	(910,429,318)
Net transactions in fund shares		(19,587,268)	($189,232,932)	53,532,476	$553,445,818
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		216,608,817	$2,227,748,416	163,076,341	$1,694,338,639
Total increase (decrease)	+	(19,587,268)	(346,758,102)	53,532,476	533,409,777
End of period		197,021,549	$1,880,990,314	216,608,817	$2,227,748,416

Schwab Taxable Bond Funds  |  Annual Report
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Schwab Taxable Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the funds comply with Rule 18f-4 under the 1940 act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2022, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of August 31, 2022, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

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Financial Notes (continued)

3. Risk Factors (continued):
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible

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Financial Notes (continued)

3. Risk Factors (continued):
to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Portfolio Turnover Risk (Schwab U.S. Aggregate Bond Index Fund only). A fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	—%	5.6%	—%
Schwab MarketTrack Balanced Portfolio	—%	4.3%	0.3%
Schwab MarketTrack Conservative Portfolio	—%	3.1%	0.1%
Schwab MarketTrack Growth Portfolio	—%	3.0%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.1%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	1.4%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	0.5%	—%
Schwab Target 2010 Fund	0.1%	0.3%	0.3%
Schwab Target 2015 Fund	0.2%	0.3%	0.3%
Schwab Target 2020 Fund	1.0%	2.1%	1.9%
Schwab Target 2025 Fund	0.7%	2.1%	1.9%
Schwab Target 2030 Fund	0.4%	2.6%	2.3%
Schwab Target 2035 Fund	—%	1.0%	0.9%
Schwab Target 2040 Fund	—%	1.5%	1.1%
Schwab Target 2045 Fund	—%	0.2%	0.2%
Schwab Target 2050 Fund	—%	0.1%	0.1%
Schwab Target 2055 Fund	—%	0.0%*	0.1%
Schwab Target 2060 Fund	—%	0.0%*	0.0%*
Schwab Target 2065 Fund	—%	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on

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Financial Notes (continued)

6. Borrowing from Banks (continued):
September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Treasury Inflation Protected Securities Index Fund	$—	—
Schwab U.S. Aggregate Bond Index Fund	4,493,832*	36*
Schwab Short-Term Bond Index Fund	—	—

*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2022, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,610,857,645	$—	$1,610,857,645
Schwab U.S. Aggregate Bond Index Fund	2,714,750,219	243,543,396	2,958,293,615
Schwab Short-Term Bond Index Fund	1,017,062,106	209,693,395	1,226,755,501
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,052,191,762	$—	$1,052,191,762
Schwab U.S. Aggregate Bond Index Fund	2,875,063,965	402,267,205	3,277,331,170
Schwab Short-Term Bond Index Fund	1,124,236,873	280,815,353	1,405,052,226
*	Includes securities guaranteed by U.S. Government Agencies.

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Schwab Taxable Bond Funds
Financial Notes (continued)

9. Federal Income Taxes:
As of August 31, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$3,025,502,287	$-	($276,930,972)	($276,930,972)
Schwab U.S. Aggregate Bond Index Fund	5,005,989,944	348,521	(504,774,796)	(504,426,275)
Schwab Short-Term Bond Index Fund	1,990,776,487	78,694	(112,105,402)	(112,026,708)
As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Treasury Inflation Protected Securities Index Fund	$109,262,132	$21,184,284	($276,930,972)	$—	($146,484,556)
Schwab U.S. Aggregate Bond Index Fund	2,068,730	—	(504,426,275)	(86,452,926)	(588,810,471)
Schwab Short-Term Bond Index Fund	951,139	—	(112,026,708)	(21,448,198)	(132,523,767)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences. The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and sales on TIPS.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2022, the Schwab U.S. Aggregate Bond Index Fund had capital loss carryforwards of $86,452,926. The Schwab Treasury Inflation Protected Securities Index Fund and Schwab Short-Term Bond Index Fund had no capital loss carryforwards.
For tax purposes, net realized capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2022, the Schwab Short-Term Bond Index Fund had capital losses deferred of $21,448,198.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Treasury Inflation Protected Securities Index Fund	$155,458,497	$3,460,987	$42,448,667	$1,027,968
Schwab U.S. Aggregate Bond Index Fund	110,844,252	—	107,400,469	5,441,247
Schwab Short-Term Bond Index Fund	22,648,972	6,434,599	21,736,122	3,484,120
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and TIPS, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.

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Schwab Taxable Bond Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of August 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2022, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Taxable Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years or periods in the period ended August 31, 2019 were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

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Schwab Taxable Bond Funds
Other Federal Tax Information (unaudited)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2022:
Schwab Treasury Inflation Protected Securities Index Fund	$3,460,987
Schwab U.S. Aggregate Bond Index Fund	—
Schwab Short-Term Bond Index Fund	6,434,599
For the fiscal year ended August 31, 2022, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the internal Revenue code:

Schwab Treasury Inflation Protected Securities Index Fund	99.86%
Schwab U.S. Aggregate Bond Index Fund	99.51%
Schwab Short-Term Bond Index Fund	99.91%

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Schwab Taxable Bond Funds
Shareholder Vote Results  (unaudited)

A Special Meeting of Shareholders of Schwab Investments (the “Trust”) was held on June 1, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	423,830,446.945	41,037,210.315
Richard A. Wurster	449,247,822.632	15,619,834.628
Michael J. Beer	449,188,616.594	15,679,040.666
Robert W. Burns	449,093,044.919	15,774,612.341
Nancy F. Heller	450,193,833.945	14,673,823.315
David L. Mahoney	419,552,571.056	45,315,086.204
Jane P. Moncreiff	450,325,483.733	14,542,173.527
Kiran M. Patel	448,721,580.221	16,146,077.039
Kimberly S. Patmore	449,526,424.435	15,341,232.825
J. Derek Penn	449,384,537.556	15,483,119.704

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Schwab Taxable Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including

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modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar mutual funds tracking fixed income indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or

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other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Taxable Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	105	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	105	Director (2008 – present), The Charles Schwab Corporation

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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	President (Oct. 2021 – present) and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles Schwab Corporation; President, Director (Oct. 2021 – present), Executive Vice President – Schwab Asset Management Solutions (July 2019 – Oct. 2021) and Senior Vice President – Advisory (May 2016 – July 2019), Charles Schwab & Co., Inc.; President (Nov. 2021 – present), Schwab Holdings, Inc.; Director (Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

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Schwab Taxable Bond Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Wurster are Interested Trustees. Each of Mr. Bettinger and Mr. Wurster is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Taxable Bond Funds
Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index  An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

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Schwab Taxable Bond Funds
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Taxable Bond Funds  |  Annual Report

Notes

Notes

Schwab Taxable Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13655-25
00278040

Annual Report  |  August 31, 2022
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

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Three ways investors can include bond funds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 12 Months Ended August 31, 2022
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	-8.48%
Bloomberg Municipal 3-15 Year Blend Index	-7.14%
Fund Category: Morningstar Muni National Intermediate*	-8.27%
Performance Details	pages 8-10

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	-7.97%
Bloomberg California Municipal 3-15 Year Blend Index	-7.02%
S&P California AMT-Free Municipal Bond Index	-8.05%
Fund Category: Morningstar Muni California Intermediate*	-6.96%
Performance Details	pages 11-13

Schwab Opportunistic Municipal Bond Fund (Ticker Symbol: SWHYX)	-11.10%
Bloomberg Municipal Bond Index	-8.63%
Bloomberg High Yield Municipal Index	-10.06%
Fund Category: Morningstar Muni National Long*	-11.29%
Performance Details	pages 14-16
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
The fiscal year ended August 31, 2022, may have felt like a roller coaster ride for investors. Despite escalating inflationary pressures and the lingering economic impact of the COVID-19 pandemic, the U.S. economy continued to grow in late 2021. However, the economy slowed in 2022 due to rising energy and commodity prices, global supply-chain disruptions, and the increasing likelihood the U.S. Federal Reserve (Fed) would raise short-term interest rates. These concerns were heightened by Russia’s invasion of Ukraine in February, which triggered a humanitarian crisis, heightened geopolitical instability, and exacerbated energy, food, and commodity price inflation. Bond yields rose sharply in concert with inflation and interest rates as the Fed raised the federal funds rate four times—in March, May, June, and July—in its most aggressive series of rate hikes in decades. Bond prices, which typically move in the opposite direction of yields, broadly lost ground, with longer-duration and lower-credit-quality issues suffering the steepest losses. The broad U.S. bond market, as measured by the Bloomberg US Aggregate Bond Index, returned -11.5% for the reporting period and the Bloomberg Municipal Bond Index returned -8.6% over the same period.
Market declines and volatility can unsettle confidence even in well-established investment plans and can cause investors to impulsively react to market movements. At such times, it is helpful to remember that, in the longer-term, this can often make investing outcomes worse. While dips occur periodically, the market’s historical trend remains upward, with declines often brief and eventually coming to an end. In fact, the Schwab Center for Financial Research found that going back to the late 1960s, the average bull market lasted about six years while the average bear market lasted about 15 months.1 In addition, missing out on early gains after the market has hit bottom can lead to lower returns over time as market rebounds tend to be front-loaded. At Schwab Asset Management, we believe investors are best served by maintaining a long-term investment plan and a portfolio with exposure to a mix of asset classes based on their risk tolerance and goals. The Schwab Municipal Bond Funds can provide tax-exempt income and help to manage overall portfolio volatility. The funds offer active management by an experienced investment team that uses extensive credit research in maintaining a mix of securities that seek to maximize current income while maintaining each fund’s credit standards.
Thank you for investing with Schwab Asset Management. For more information about the Schwab Municipal Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ In fact, the Schwab Center for Financial Research found that going back to the late 1960s, the average bull market lasted about six years while the average bear market lasted about 15 months.1”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
[1]	Schwab Center for Financial Research. (2022, September 13). Stock Market Volatility: Inflation Strikes Again.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
The Investment Environment

For the 12-month reporting period ended August 31, 2022, most U.S. fixed-income markets experienced heightened volatility, materially higher interest rates, and negative performance results during the reporting period. Over the first four months of the period, U.S. stocks held their ground, with several key market indices repeatedly exceeding previous record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of rising interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices to over $100 per barrel for the first time since 2014 and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher. As the Fed became increasingly aggressive in its rate hikes, demand for bonds continued to wane and yields continued their upward trend. For the reporting period, the Bloomberg Municipal 3-15 Year Blend Index returned -7.14% and the Bloomberg California Municipal 3-15 Year Blend Index returned -7.02%, while the Bloomberg Municipal Bond Index returned -8.63%. For comparison to taxable bonds, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -11.52%.
The U.S. economy continued its recovery from the impact of the COVID-19 pandemic in the third and fourth quarters of 2021. Gross domestic product (GDP) rose at an annualized rate of 2.3% and 6.9% for the third and fourth quarters of 2021, respectively. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, a tight labor market, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.6% for the first quarter of 2022, followed by a decrease at an annualized rate of -0.6% for the second quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period near pre-pandemic levels. Inflation remained stubbornly high due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Monetary policies around the world varied. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, and 0.75% in late July in an effort to achieve a return to price
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
The Investment Environment (continued)

stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. The Fed also set expectations for further rate hikes by the end of 2022. In addition, the Fed ended its bond-buying program, which it had begun to scale back in November 2021, in early March 2022. In June, the Fed began to reduce the $9 trillion in assets it holds on its balance sheet vowing to be even more aggressive than during its last round of quantitative tightening in 2017 through 2019.
As of the beginning of the reporting period, the municipal (muni) bond market had recovered to exceed pre-pandemic levels, following plummeting demand in March 2020. Over the first four months of the reporting period, returns remained relatively stable over a narrow range and muni bond fund flows were positive, but as yields began to spike in early 2022 in anticipation of rising interest rates, demand for muni bonds fell sharply and muni bond fund flows turned negative. In late February 2022, Russia’s invasion of Ukraine drove investors back to the safety of bonds, and yields retreated. Yields soon regained their upward momentum as inflation continued to rise and the Fed implemented interest rate hikes. A mid-May rally in the muni market drove yields even higher but was short-lived, and yields remained volatile through the end of the reporting period.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
California State Investment Environment

California generated record revenues in the fiscal year ended June 30, 2022, significantly outperforming budget projections for the second consecutive year.
California estimates it generated $233 billion of revenues in fiscal 2022, an amount roughly 27% higher than fiscal 2021 and 30% higher than the original budget approved in June 2021. Revenue performance was driven by the strength of the stock market and associated capital gains, robust corporate profits, and continued spending by consumers. Personal and corporate taxes, two of the state’s largest revenue sources, totaled $183 billion, an increase of 25% over fiscal 2021. The strong revenue performance enabled the state to address many of its social, environmental, and infrastructure needs and priorities, while funding higher mandated spending on schools and community colleges, increasing budgetary reserves, and refunding $8 billion to low- and moderate-income taxpayers. The state estimates it ended the fiscal year with a record $51 billion in reserves, equal to 21% of spending.
The state enacted a $234 billion budget for fiscal 2023. The budget boosts spending for schools and community colleges, supports enrollment growth at the state’s universities, expands healthcare and other social services, invests in climate resiliency projects, and refunds $9.5 billion to low- and moderate-income taxpayers. Much of the increase in spending over the prior year budget is one-time or temporary in nature to maintain balanced budgets over the long-term. The budget anticipates the state will end the fiscal year with $42 billion in reserves, or 18% of spending.
In additional to state-generated revenues, California receives a significant amount of federal aid, most of which is not reflected in the state’s operating budget. California has received over $250 billion in federal COVID-19 relief aid since the start of the pandemic to reimburse the state for COVID-19 response expenditures and to support various state programs, such as unemployment insurance, Medi-Cal, and homeless housing.
The federal COVID-19 relief aid helped the state’s economy quickly rebound from the depths of the recession in the first half of 2020 and propped up consumer spending as jobs recovered. The state’s job recovery lagged the national average during the pandemic but was comparable to pre-pandemic levels by mid-2022. The state’s July 2022 unemployment rate of 3.9% was higher than the national average of 3.5% but well below its peak of 16.1% in May 2020. Job growth has been widespread in 2022, as reflected in an improvement in local unemployment rates. The unemployment rate in Los Angeles County, the state’s most populous county, declined to 5.0% in July 2022 from 9.6% the prior year.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Service, and AA by Fitch Ratings. S&P Global Ratings carries a positive outlook, while Moody’s Investor Services and Fitch Ratings maintain stable outlooks on their ratings.

Management views may have changed since the report date.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
Fund Management

Jason D. Diefenthaler, Head of Tax-Exempt Strategies for Schwab Asset Management, is responsible for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs). Previously, Mr. Diefenthaler led the portfolio management team for the Wasmer Schroder Municipal Bond Strategies and was responsible for day-to-day co-management of tax-exempt portfolio management at Wasmer Schroeder & Company, LLC (Schwab Asset Management became the investment adviser for the Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and the management of the Wasmer Schroeder High Yield Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond Fund. Mr. Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst for taxable and tax-exempt strategies before becoming a portfolio manager.

Kenneth Salinger, CFA, Head of Municipal Bond Funds for Schwab Asset Management, is responsible for the day-to-day management of the funds. Previously, Mr. Salinger served as Co-Head for the Schwab Municipal Bond Funds. Prior to joining Schwab in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state-specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds. Previous to Eaton Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and Thomas Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr. Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

James Cortez, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Cortez joined the firm in 2006 as a director on Schwab Asset Management’s municipal research team, responsible for conducting credit research for municipal fixed-income funds and money market funds with a focus on healthcare and higher education credits. Prior to joining Schwab, Mr. Cortez was an associate director in Standard & Poor’s healthcare group.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Tax-Free Bond Fund as of August 31, 2022

The Schwab Tax-Free Bond Fund (the fund) seeks high current income that is exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser). The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in munis the interest from which is exempt from federal income tax, including the federal alternative minimum tax. For more information on the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Most U.S. fixed-income markets, including the muni bond market, experienced heightened volatility, materially higher interest rates, and negative performance results for the 12-month reporting period ended August 31, 2022. Over the final four months of 2021, U.S. stocks held their ground, with several key equity indices repeatedly exceeding record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined as inflation accelerated, the likelihood of rising interest rates increased, and, in February 2022, Russia invaded Ukraine, driving oil prices to over $100 per barrel and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed began shifting its stance as rising inflation, initially thought to be “transitory,” showed no signs of slowing and the job market remained tight. In mid-March, the Fed raised the federal funds rate by 0.25%, followed by three—in early May, mid-June, and late July—increasingly aggressive rate increases by the end of the reporting period in an effort to return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. As interest rates rose, demand for bonds continued to wane and yields continued their upward trend. Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, hit a reporting-period high of 3.49% in mid-June, and ended the period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period.
Over the final four months of 2021, as investors continued to seek yield in the ongoing and extraordinarily low interest rate environment, muni demand remained robust, and new issuers took advantage of that demand to increase issuance. But in early 2022, demand from both retail and institutional investors began to wane amid a backdrop of growing inflation concerns and rising interest rates. From mid-May through the end of the reporting period, demand grew volatile as value indicators fluctuated.
Performance. The fund returned -8.48% for the 12-month period ended August 31, 2022, compared with the Bloomberg Municipal 3-15 Year Blend Index (the comparative index), which returned -7.14%.
Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. The fund’s duration, a measure of interest rate sensitivity, was generally short in relation to the fund’s comparative index but slightly long in relation to the fund’s peers. The fund’s duration trended higher toward the end of the reporting period. The fund increased its holdings of intermediate- to longer-maturity bonds, as relative value metrics were less favorable for shorter maturities over much of the reporting period. However, the longer duration detracted from performance as interest rates rose in 2022.
The fund increased its exposure to lower-rated investment-grade securities, which generally performed better than other categories early in the reporting period, aligning the fund more closely to its peers. However, many of these lower-rated securities were also lower-coupon securities and as interest rates rose over the reporting period, many of these securities experienced the sharpest price declines. As bond prices moved lower, the fund’s portfolio managers focused on tax loss harvesting. The fund’s portfolio managers continue to monitor credit developments to assess risk and opportunity.

Management views and portfolio holdings may have changed since the report date.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2022

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[1]	6.2 Yrs
Weighted Average Duration[1]	5.8 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
[1]	See Glossary for definitions of maturity and duration.
[2]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2012 – August 31, 2022)1,2

Average Annual Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	-8.48%	0.78%	1.67%
Bloomberg Municipal 3-15 Year Blend Index	-7.14%	1.33%	2.16%
Fund Category: Morningstar Muni National Intermediate [3]	-8.27%	0.99%	1.72%
Fund Expense Ratios[4]: Net 0.38%; Gross 0.41%

Yields
30-Day SEC Yield[1,2]	2.65%
30-Day SEC Yield-No Waiver[1,5]	2.60%
Taxable Equivalent Yield[6]	4.48%
12-Month Distribution Yield[1,2]	2.01%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[4]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.22%. For more information, see financial note 5 or refer to the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
10
Schwab Municipal Bond Funds  |  Annual Report

Schwab California Tax-Free Bond Fund as of August 31, 2022

The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser) from California issuers. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in munis the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax. For more information on the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Most U.S. fixed-income markets, including the muni bond market, experienced heightened volatility, materially higher interest rates, and negative performance results for the 12-month reporting period ended August 31, 2022. Over the final four months of 2021, U.S. stocks held their ground, with several key equity indices repeatedly exceeding record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined as inflation accelerated, the likelihood of rising interest rates increased, and, in February 2022, Russia invaded Ukraine, driving oil prices to over $100 per barrel and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed began shifting its stance as rising inflation, initially thought to be “transitory,” showed no signs of slowing and the job market remained tight. In mid-March, the Fed raised the federal funds rate by 0.25%, followed by three—in early May, mid-June, and late July—increasingly aggressive rate increases by the end of the reporting period in an effort to return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. As interest rates rose, demand for bonds continued to wane and yields continued their upward trend. Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period.
Over the final four months of 2021, as investors continued to seek yield in the ongoing and extraordinarily low interest rate environment, muni demand remained robust, and new issuers took advantage of that demand to increase issuance. But in early 2022, demand from both retail and institutional investors began to wane amid a backdrop of growing inflation concerns and rising interest rates. From mid-May through the end of the reporting period, demand grew volatile as value indicators fluctuated.
Performance. The fund returned -7.97% for the 12-month period ended August 31, 2022, compared with the Bloomberg California Municipal 3-15 Year Blend Index (the comparative index), which returned -7.02%.
Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. The fund’s duration, a measure of interest rate sensitivity, was generally short in relation to the fund’s comparative index but slightly long in relation to the fund’s peers. The fund’s duration trended higher toward the end of the reporting period. The fund increased its holdings of intermediate- to longer-maturity bonds, as relative value metrics were less favorable for shorter maturities over much of the reporting period. However, the longer duration detracted from performance as interest rates rose in 2022.
The fund increased its exposure to lower-rated investment-grade securities, which generally performed better than other categories early in the reporting period, aligning the fund more closely to its peers. However, many of these lower-rated securities were also lower-coupon securities and as interest rates rose over the reporting period, many of these securities experienced the sharpest price declines. As bond prices moved lower, the fund’s portfolio managers focused on tax loss harvesting. The fund’s portfolio managers continue to monitor credit developments to assess risk and opportunity.

Management views and portfolio holdings may have changed since the report date.
11
Schwab Municipal Bond Funds  |  Annual Report

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2022

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[1]	6.0 Yrs
Weighted Average Duration[1]	5.5 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
[1]	See Glossary for definitions of maturity and duration.
[2]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of August 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2012 – August 31, 2022)1,2

Average Annual Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	-7.97%	0.70%	1.76%
Bloomberg California Municipal 3-15 Year Blend Index [3]	-7.02%	1.17%	N/A [4]
S&P California AMT-Free Municipal Bond Index	-8.05%	1.14%	2.34%
Fund Category: Morningstar Muni California Intermediate [5]	-6.96%	0.71%	1.64%
Fund Expense Ratios[6]: Net 0.38%; Gross 0.41%

Yields
30-Day SEC Yield[1,2]	2.45%
30-Day SEC Yield-No Waiver[1,7]	2.39%
Taxable Equivalent Yield[8]	5.33%
12-Month Distribution Yield[1,2]	1.89%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
[4]	Information not available to the fund.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[6]	As stated in the prospectus. Effective July 1, 2022, the management fee was reduced to 0.22%. For more information, see financial note 5 or refer to the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[7]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[8]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
13
Schwab Municipal Bond Funds  |  Annual Report

Schwab Opportunistic Municipal Bond Fund as of August 31, 2022

The Schwab Opportunistic Municipal Bond Fund (the fund) seeks to generate interest income that is not subject to federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities (munis) that pay interest not subject to regular federal income tax. Some of these investments in munis may pay interest that is not exempt from the federal alternative minimum tax. For more information on the fund’s investment objective and principal investment strategies, please see the fund’s prospectus.
Market Highlights. Most U.S. fixed-income markets, including the muni bond market, experienced heightened volatility, materially higher interest rates, and negative performance results for the 12-month reporting period ended August 31, 2022. Over the final four months of 2021, U.S. stocks held their ground, with several key equity indices repeatedly exceeding record highs through early January 2022. As stocks maintained their strength, demand for bonds trended downward, and yields rose as prices fell. (Bond yields and bond prices typically move in opposite directions.) However, beginning in early 2022, equity markets declined as inflation accelerated, the likelihood of rising interest rates increased, and, in February 2022, Russia invaded Ukraine, driving oil prices to over $100 per barrel and roiled stock markets around the world. Concern that the U.S. Federal Reserve (Fed) would raise short-term interest rates more aggressively than previously anticipated drove a bond sell-off and pushed yields sharply higher.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the Fed began shifting its stance as rising inflation, initially thought to be “transitory,” showed no signs of slowing and the job market remained tight. In mid-March, the Fed raised the federal funds rate by 0.25%, followed by three—in early May, mid-June, and late July—increasingly aggressive rate increases by the end of the reporting period in an effort to return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. As interest rates rose, demand for bonds continued to wane and yields continued their upward trend. Yields on U.S. Treasuries climbed during the reporting period in response to the Fed’s monetary policy actions. The yield on the 10-year U.S. Treasury began the reporting period at 1.30%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 3.15%. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.04% to 2.96% over the reporting period.
Over the final four months of 2021, as investors continued to seek yield in the ongoing and extraordinarily low interest rate environment, muni demand remained robust, and new issuers took advantage of that demand to increase issuance. But in early 2022, demand from both retail and institutional investors began to wane amid a backdrop of growing inflation concerns and rising interest rates. From mid-May through the end of the reporting period, demand grew volatile as value indicators fluctuated.
Performance. The fund returned -11.10% for the 12-month period ended August 31, 2022, compared with the Bloomberg Municipal Bond Index (the comparative index), which returned -8.63%.
Positioning and Strategies. The fund’s duration, a measure of interest rate sensitivity, was generally short in relation to the fund’s comparative index but slightly long in relation to the fund’s peers. The fund’s duration trended higher toward the end of the reporting period. The fund increased its holdings of intermediate- to longer-maturity bonds, as relative value metrics were less favorable for shorter maturities over much of the reporting period. However, the longer duration detracted from performance as interest rates rose in 2022. Additionally, fund performance was impacted by a decline in value of securities that are in default as the payment stream in 2022 was lower than anticipated. As bond prices moved lower, the fund’s portfolio managers focused on tax loss harvesting. The fund’s portfolio managers continue to monitor credit developments to assess risk and opportunity.

Management views and portfolio holdings may have changed since the report date.
14
Schwab Municipal Bond Funds  |  Annual Report

Schwab Opportunistic Municipal Bond Fund
Performance and Fund Facts as of August 31, 2022

Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[1]	9.3 Yrs
Weighted Average Duration[1]	8.0 Yrs
By Credit Quality2

Portfolio holdings may have changed since the report date.
[1]	See Glossary for definitions of maturity and duration.
[2]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
15
Schwab Municipal Bond Funds  |  Annual Report

Schwab Opportunistic Municipal Bond Fund
Performance and Fund Facts as of August 31, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (March 31, 2014 – August 31, 2022)1,2,3

Average Annual Returns1,2,3
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Opportunistic Municipal Bond Fund (3/31/14)[4]	-11.10%	0.31%	3.10%
Bloomberg Municipal Bond Index	-8.63%	1.28%	2.44%
Bloomberg High Yield Municipal Index	-10.06%	3.50%	4.51%
Fund Category: Morningstar Muni National Long [5]	-11.29%	0.90%	N/A
Fund Expense Ratios[6]: Net 0.50%; Gross 0.62%

Yields
30-Day SEC Yield[1,2]	3.93%
30-Day SEC Yield-No Waiver[1,7]	3.85%
Taxable Equivalent Yield[8]	6.64%
12-Month Distribution Yield[1,2]	3.00%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
[4]	Inception date is that of the predecessor fund.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[7]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[8]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
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Schwab Municipal Bond Funds  |  Annual Report

Schwab Municipal Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2022 and held through August 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/22	EXPENSES PAID DURING PERIOD 3/1/22-8/31/22 [2]
Schwab Tax-Free Bond Fund
Actual Return	0.45%	$1,000.00	$ 949.20	$2.21
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.94	$2.29
Schwab California Tax-Free Bond Fund
Actual Return	0.45%	$1,000.00	$ 951.20	$2.21
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.94	$2.29
Schwab Opportunistic Municipal Bond Fund
Actual Return	0.50%	$1,000.00	$ 909.00	$2.41
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio. Effective July 1, 2022, the annual operating expense ratio of Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund was reduced to 0.38%. If the fund expense change had been in place throughout the most recent fiscal half-year the expenses paid during the period under the actual return and hypothetical 5% return example would have been $1.87 and $1.94 for both Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (see financial note 5 for additional information).
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
17
Schwab Municipal Bond Funds  |  Annual Report

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$12.22	$12.13	$12.12	$11.52	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.21	0.26	0.28	0.27
Net realized and unrealized gains (losses)	(1.24)	0.16	0.04 [2]	0.60	(0.30)
Total from investment operations	(1.02)	0.37	0.30	0.88	(0.03)
Less distributions:
Distributions from net investment income	(0.22)	(0.21)	(0.26)	(0.28)	(0.27)
Distributions from net realized gains	(0.05)	(0.07)	(0.03)	—	—
Total distributions	(0.27)	(0.28)	(0.29)	(0.28)	(0.27)
Net asset value at end of period	$10.93	$12.22	$12.13	$12.12	$11.52
Total return	(8.48%)	3.03%	2.52%	7.77%	(0.22%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.48% [3,4]	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.53% [4]	0.55%	0.55%	0.56%	0.57%
Net investment income (loss)	1.88%	1.72%	2.14%	2.41%	2.35%
Portfolio turnover rate	87%	53%	99%	129%	82%
Net assets, end of period (x 1,000)	$542,993	$801,234	$757,844	$751,353	$650,020

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[3]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022 is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
18
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS
ALABAMA 2.0%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)(b)	4,000,000	4,061,522
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (b)	2,000,000	2,017,077
Commodity Supply RB Series 2021B1	4.00%	06/01/31 (b)	1,780,000	1,779,138
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	216,281
RB Series 2017	5.00%	05/01/27	250,000	275,462
RB Series 2017	5.00%	05/01/42 (b)	2,150,000	2,298,806
				10,648,286
ARIZONA 1.0%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C	1.03%	01/01/46 (a)(b)(c)	910,000	910,000
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,006,118
Arizona IDA
RB Series 2021A	4.00%	11/01/29	1,000,000	1,035,697
RB Series 2021A	4.00%	11/01/30	500,000	516,541
RB Series 2021A	4.00%	11/01/31	1,270,000	1,298,885
Tucson
Refunding COP Series 2014	4.00%	07/01/23	700,000	709,079
				5,476,320
ARKANSAS 1.3%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (b)	1,755,000	1,689,348
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (b)	1,200,000	1,157,963
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (b)	945,000	835,101
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	737,831
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	562,598
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (b)	115,000	114,639
19
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (b)	1,455,000	1,439,621
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (b)	345,000	345,198
				6,882,299
CALIFORNIA 7.5%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (b)(d)	1,500,000	757,432
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	2.12%	04/01/56 (b)(e)	5,000,000	4,917,804
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (b)(f)	2,625,000	2,610,046
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	458,406
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	616,896
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,037,104
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,102,775
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (b)	1,500,000	1,509,128
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (b)	1,065,000	1,074,501
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,664,943
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	60,000
Lynwood USD
GO Bonds Series E	0.00%	08/01/42 (b)(d)	1,380,000	555,481
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,388,992
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (b)	585,000	620,746
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,405,849
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	791,012
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (b)	460,000	526,695
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (d)	1,250,000	945,775
GO Bonds Series 2010C	0.00%	07/01/32 (d)	1,500,000	1,086,798
GO Bonds Series 2010C	0.00%	07/01/33 (d)	1,000,000	691,887
GO Bonds Series 2010C	0.00%	07/01/35 (d)	1,300,000	818,319
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (b)	2,875,000	3,022,532
RB 2nd Series 2022A	5.00%	05/01/30	2,500,000	2,752,798
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (b)	2,685,000	2,809,914
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	605,000
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	384,326
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,106,533
20
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	308,642
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	314,749
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	535,790
				40,480,873
COLORADO 1.5%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (b)	420,000	473,158
Water & Wastewater RB Series 2019	5.00%	12/01/35 (b)	500,000	561,573
Colorado Health Facilities Auth
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (b)(g)	1,250,000	1,382,915
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	325,128
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	542,555
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (b)	800,000	789,501
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (b)(f)	1,750,000	1,758,114
Airport System RB Series 2022A	4.13%	11/15/53 (b)	500,000	462,922
Airport System RB Series 2022A	5.50%	11/15/53 (b)	1,500,000	1,624,959
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (b)(d)	380,000	278,360
				8,199,185
CONNECTICUT 1.1%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (b)	650,000	674,884
GO Bonds Series 2020C	4.00%	06/01/34 (b)	1,000,000	1,026,792
GO Bonds Series 2020C	4.00%	06/01/35 (b)	250,000	253,697
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	903,875
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/31	525,000	592,290
RB (Sacred Heart Univ) Series L	5.00%	07/01/32	1,000,000	1,129,598
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/36 (a)(b)	1,000,000	1,101,399
				5,682,535
DISTRICT OF COLUMBIA 0.5%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (b)(f)	3,000,000	2,953,591
FLORIDA 4.2%
Broward Cnty SD
COP Series 2022B	5.00%	07/01/36 (b)	2,000,000	2,236,515
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	468,366
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	803,906
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	725,552
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	500,000	468,739
21
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,101,324
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (b)	910,000	976,004
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (b)	1,000,000	924,880
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	150,733
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	415,015
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	258,845
Miami-Dade Cnty
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,146,744
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,746,729
Toll System RB Series 2014A	5.00%	07/01/24	625,000	648,563
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (g)	800,000	805,135
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (b)	2,000,000	1,692,823
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	485,000
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	359,123
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (b)	1,495,000	1,589,678
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (b)(d)	1,550,000	893,162
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (b)(d)	800,000	436,926
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (b)(d)	855,000	441,322
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (b)(d)	1,000,000	486,767
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (b)(d)	1,200,000	317,789
				22,579,640
GEORGIA 2.2%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (b)	4,640,000	5,032,332
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	2.24%	08/01/48 (b)(e)	5,000,000	4,977,857
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	5.00%	06/15/33 (b)	1,700,000	1,927,556
				11,937,745
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (b)	750,000	772,660
Harbor System RB Series 2020A	4.00%	07/01/35 (b)	500,000	509,713
				1,282,373
22
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IDAHO 0.6%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (a)	450,000	493,910
GO Bonds Series 2019A	5.00%	09/15/27 (a)	400,000	447,883
GO Bonds Series 2019A	5.00%	09/15/28 (a)	425,000	484,017
GO Bonds Series 2019A	5.00%	09/15/29 (a)(b)	400,000	458,187
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(b)	1,000,000	1,136,366
				3,020,363
ILLINOIS 8.8%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	1,705,000	1,795,253
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	2,038,480
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,563,469
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (b)	400,000	415,222
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	1,842,205
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,135,000	1,192,902
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (b)	400,000	428,254
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (b)	1,000,000	1,064,899
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,087,008
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,104,443
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,840,000	4,872,607
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/29	2,100,000	2,380,283
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (b)	1,000,000	1,061,434
GO Bonds Series 2020	5.38%	05/01/23	500,000	507,865
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,036,583
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,582,050
GO Bonds Series 2021A	5.00%	03/01/46 (b)	750,000	778,905
GO Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,590,609
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,579,001
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (b)	500,000	540,595
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (b)	150,000	161,243
RB (NorthShore Univ Health System) Series 2020B	1.00%	08/15/49 (a)(b)(c)	7,465,000	7,465,000
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (b)(f)	1,150,000	1,188,763
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (b)	900,000	948,253
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (b)	960,000	997,793
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,378,334
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	744,684
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (b)	400,000	426,102
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,414,083
23
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (a)	400,000	442,672
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (a)	450,000	502,259
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(b)	500,000	555,127
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(b)	1,050,000	1,023,507
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(b)	600,000	572,412
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (a)	250,000	268,700
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (a)	325,000	353,652
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (a)	325,000	357,857
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (a)	300,000	333,540
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (a)	325,000	363,981
				47,960,029
INDIANA 0.3%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (b)	500,000	572,875
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/37 (b)	1,140,000	1,296,768
				1,869,643
IOWA 1.0%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (b)(f)	5,000,000	5,225,731
KANSAS 1.2%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	273,678
GO Bonds Series 2017	5.00%	09/01/27	450,000	502,404
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (b)	375,000	392,954
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (b)	400,000	418,174
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (b)	440,000	458,689
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (b)	445,000	461,994
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (b)	150,000	154,643
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	273,379
GO Bonds Series 2018A	5.00%	09/01/27	800,000	891,173
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,855,454
				6,682,542
KENTUCKY 0.8%
Kentucky
COP 2015	4.00%	06/15/24	400,000	409,509
COP 2015	5.00%	06/15/25	400,000	425,349
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (b)(f)	1,450,000	1,462,987
Gas Supply RB Series 2022A1	4.00%	08/01/52 (b)(f)	2,000,000	1,984,780
				4,282,625
24
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
LOUISIANA 0.8%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	539,595
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (b)	2,000,000	2,012,409
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (b)	1,600,000	1,502,802
				4,054,806
MAINE 1.3%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (b)	550,000	610,642
Educational Facilities RB Series 2021A	4.00%	07/01/46 (b)	750,000	715,456
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	884,599
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (b)	1,000,000	979,271
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/32 (b)	560,000	613,842
General Airport Refunding RB Series 2019	5.00%	01/01/33 (b)	695,000	758,492
General Airport Refunding RB Series 2019	5.00%	01/01/34 (b)	620,000	673,595
South Portland ME
GO Bonds Series 2022A	5.00%	10/01/34 (b)	775,000	897,838
GO Bonds Series 2022A	5.00%	10/01/35 (b)	625,000	721,897
				6,855,632
MARYLAND 1.6%
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (b)	600,000	547,929
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,019,640
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	984,000
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,135,768
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,430,074
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	330,243
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	580,026
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	708,016
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,570,152
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	572,964
				8,878,812
MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	564,466
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (b)	1,120,000	1,233,139
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (b)	500,000	547,263
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,965,698
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (b)	240,000	259,228
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	950,000	1,008,771
25
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (b)	1,065,000	1,143,830
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (b)	1,065,000	1,120,516
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (b)	680,000	678,761
S/F Housing RB Series 203	4.50%	12/01/48 (b)	1,180,000	1,203,152
Massachusetts Transportation Fund
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	2,000,000	2,192,145
				12,916,969
MICHIGAN 2.1%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	634,013
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,261,803
Great Lakes Water Auth
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (b)(h)	4,500,000	4,912,918
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,681,569
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,123,058
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	715,000	718,589
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	574,130
Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	651,396
				11,557,476
MINNESOTA 1.0%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	325,113
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (b)	330,000	339,618
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (b)	265,000	271,294
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (b)	250,000	253,256
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (b)	300,000	297,988
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (b)	220,000	209,497
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (a)	375,000	395,909
Refunding COP Series 2019C	5.00%	02/01/26 (a)	400,000	431,015
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2022B	5.00%	01/01/31 (h)	1,000,000	1,102,149
Sub Airport RB Series 2022B	5.00%	01/01/32 (h)	1,000,000	1,103,200
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (b)	400,000	436,591
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (b)	250,000	271,826
				5,437,456
MISSISSIPPI 0.4%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,070,966
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	644,557
26
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (b)(g)	345,000	350,302
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (b)	150,000	151,941
				2,217,766
MISSOURI 3.1%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(b)	5,000,000	5,709,997
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(b)	2,440,000	2,932,292
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	330,696
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	859,991
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,093,526
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,145,127
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (b)	2,490,000	2,735,916
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (b)	735,000	740,483
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (b)	1,455,000	1,476,675
				17,024,703
MONTANA 0.7%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (b)	1,030,000	1,037,700
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	2.12%	11/15/35 (b)(e)	2,950,000	2,953,189
				3,990,889
NEBRASKA 1.6%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,397,472
Municipal Energy Agency of Nebraska
Power System Refunding RB Series 2022A	5.00%	04/01/29	1,000,000	1,128,188
Power System Refunding RB Series 2022A	5.00%	04/01/31	1,600,000	1,835,104
Power System Refunding RB Series 2022A	5.00%	04/01/32	1,990,000	2,294,538
				8,655,302
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	630,686
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	654,166
				1,284,852
NEW JERSEY 3.6%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	206,785
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	316,541
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	273,966
27
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey
GO Bonds Series 2020A	4.00%	06/01/30	10,150,000	10,833,191
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (b)	3,500,000	3,747,842
Transportation System RB Series 2019AA	5.00%	06/15/31 (b)	1,250,000	1,353,191
Transportation System RB Series 2019BB	5.00%	06/15/44 (b)	2,900,000	3,005,761
				19,737,277
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (b)	1,175,000	1,185,357
NEW YORK 10.5%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (g)	250,000	268,138
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	750,000	815,047
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (b)	500,000	486,938
RB (Hofstra Univ) Series 2021A	4.00%	07/01/38 (b)	515,000	491,355
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (b)	575,000	545,006
Long Island Power Auth
Electric System RB Series 2020A	5.00%	09/01/37 (b)	2,000,000	2,216,719
Electric System RB Series 2021B	1.50%	09/01/51 (b)(f)	2,915,000	2,673,049
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (b)(f)	2,845,000	3,127,149
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	1,200,000	1,181,671
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	500,000	516,621
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	258,586
New York City
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (g)	315,000	319,203
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	815,861
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (b)	2,000,000	2,223,724
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (b)	1,000,000	1,109,074
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	2,000,000	2,184,265
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (b)	1,450,000	1,576,936
Future Tax Secured Sub Bonds Fiscal 2019 Series B4	1.05%	08/01/42 (a)(b)(c)	600,000	600,000
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,267,819
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (b)	1,000,000	1,094,472
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (b)	1,000,000	1,004,155
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	2.02%	10/01/35 (a)(b)(i)(j)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,788,692
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (b)	1,475,000	1,534,163
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	1,000,000	922,122
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (b)	1,300,000	1,309,527
28
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (b)	6,600,000	7,057,803
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,077,114
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (b)	500,000	537,159
Special Facility RB (JFK Airport) Series 2020C	5.00%	12/01/33 (b)	2,500,000	2,688,688
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (b)	2,835,000	3,024,300
Consolidated Bonds 221st Series	4.00%	07/15/36 (b)	1,860,000	1,831,325
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (b)(g)	5,330,000	5,620,512
				56,917,193
NORTH CAROLINA 2.2%
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (b)	2,000,000	2,181,816
Airport System RB Series 2022A	5.50%	07/01/52 (b)	1,500,000	1,642,573
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	527,318
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,856,185
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (b)	1,000,000	1,058,663
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (b)	1,305,000	1,374,715
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (b)	1,255,000	1,318,294
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (b)	450,000	427,375
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (b)	1,000,000	1,037,640
North Carolina Turnpike Auth
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (b)(d)	700,000	256,389
				11,680,968
NORTH DAKOTA 0.2%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	413,439
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	485,942
Refunding Bonds Series 2019B	4.00%	05/01/27 (b)	125,000	130,655
				1,030,036
OHIO 1.7%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,153,149
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (b)	5,000,000	5,401,443
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,104,276
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	56,665
29
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	210,826
General Refunding RB Series 2021A	3.00%	12/01/40 (b)	475,000	377,732
General Refunding RB Series 2021A	4.00%	12/01/45 (b)	225,000	206,475
Ohio
Common Schools GO Bonds Series 2021A	5.00%	06/15/25	100,000	107,006
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (b)	700,000	763,031
				9,380,603
OKLAHOMA 0.6%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (b)	1,050,000	1,063,677
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (b)	29,000	29,735
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,024,171
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	1,250,000	1,324,915
				3,442,498
OREGON 3.1%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	257,589
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	151,406
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(b)(d)	300,000	191,721
GO Bonds Series 2019	0.00%	06/15/35 (a)(b)(d)	265,000	161,140
GO Bonds Series 2019	0.00%	06/15/36 (a)(b)(d)	420,000	242,908
GO Bonds Series 2019	0.00%	06/15/37 (a)(b)(d)	500,000	274,035
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (a)(d)	1,600,000	1,337,291
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(b)(d)	1,400,000	853,441
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (b)	880,000	832,745
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/27 (a)	205,000	218,747
GO Bonds Series 2021A	4.00%	06/15/29 (a)	150,000	162,962
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (b)(f)	3,000,000	2,988,399
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (b)(g)	330,000	336,453
GO Obligations Series 2016	5.00%	12/01/31 (b)(g)	375,000	382,333
GO Obligations Series 2016	5.00%	12/01/36 (b)(g)	1,155,000	1,177,587
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,346,444
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (b)	1,875,000	2,052,033
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(d)	340,000	361,720
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(d)	300,000	317,456
30
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(d)	300,000	316,255
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(d)	350,000	367,788
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(d)	520,000	544,631
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(d)	350,000	365,475
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(d)	410,000	427,308
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/40 (a)(b)(d)	640,000	293,534
				16,961,401
PENNSYLVANIA 2.6%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (a)(g)	510,000	550,307
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,729,845
Lancaster Cnty Hospital Auth
RB Series 2021	5.00%	11/01/51 (b)	1,000,000	1,041,900
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	771,932
RB Series 2022B	4.00%	05/01/35 (b)	600,000	590,363
Pennsylvania Economic Development Financing Auth
RB Series 2022A	5.00%	02/15/38 (b)	2,150,000	2,344,036
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (b)	2,000,000	2,228,210
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,043,497
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	794,499
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,086,608
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	552,939
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	336,257
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	278,006
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	326,761
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	345,584
				14,020,744
RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (b)	90,000	90,140
SOUTH CAROLINA 1.5%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	805,155
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,591,437
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	3,745,584
Refunding RB Series 2022A	5.00%	12/01/29	500,000	553,230
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (b)	1,750,000	1,688,095
				8,383,501
31
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH DAKOTA 0.4%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (b)	200,000	203,203
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (b)	325,000	330,206
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (b)	1,000,000	1,065,588
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (b)	500,000	540,958
				2,139,955
TENNESSEE 0.4%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	459,807
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	624,045
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	985,924
				2,069,776
TEXAS 14.0%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (a)	425,000	468,573
ULT Refunding RB Series 2020A	5.00%	02/01/28 (a)	325,000	364,565
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(b)	200,000	215,811
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (a)	310,000	326,853
ULT Refunding GO Series 2020	4.00%	08/15/25 (a)	150,000	156,206
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	553,353
Airport System RB Series 2022	5.00%	11/15/33 (b)	750,000	825,057
Airport System RB Series 2022	5.00%	11/15/37 (b)	2,000,000	2,148,966
Airport System RB Series 2022	5.25%	11/15/47 (b)	2,500,000	2,672,443
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	170,000	178,166
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	500,000	549,657
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,161,097
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)(g)	1,520,000	1,624,234
Sr Lien RB Series 2021B	5.00%	01/01/29	850,000	936,795
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	556,100
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	330,059
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	629,632
Utility System Jr. Lien RB Series 2022B	5.00%	07/15/52 (b)	3,000,000	3,201,331
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (b)	1,000,000	1,014,358
Refunding RB Series 2021	4.00%	08/15/33 (b)	1,000,000	1,003,497
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Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,310,015
Jt Refunding RB Series 2020A	4.00%	11/01/34 (b)	600,000	603,917
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(g)	270,000	268,225
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(b)(f)	1,730,000	1,698,894
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (a)	775,000	859,591
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (a)	425,000	480,505
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (a)	575,000	660,830
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	932,075
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	400,000	426,682
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(b)(f)	2,200,000	2,085,469
Godley ISD
ULT GO Refunding Bonds Series 2021	5.00%	02/15/30 (a)	240,000	274,958
Granger ISD
ULT GO Bonds Series 2022	5.00%	02/15/52 (a)(b)	10,000,000	10,770,161
Houston
Airport System Sub Lien Refunding RB Series 2020A	4.00%	07/01/47 (b)	1,810,000	1,664,574
Sub Lien Refunding RB Series 2018C	5.00%	07/01/26	3,630,000	3,873,879
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/37 (b)	365,000	415,451
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (b)	1,090,000	1,235,608
Waterworks & Sewer System RB Series 2022	5.00%	03/15/40 (b)	1,200,000	1,350,990
New Braunfels
Utility System Refunding RB Series 2022	5.00%	07/01/53 (b)	2,000,000	2,169,061
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/34 (b)	1,000,000	1,024,396
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/35 (b)	1,000,000	1,014,138
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (b)	1,000,000	1,008,062
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(b)	2,940,000	2,872,379
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (b)(f)	5,000,000	5,008,316
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	475,599
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (a)	620,000	697,815
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (a)	625,000	640,956
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (a)	1,000,000	1,074,075
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (b)	1,395,000	1,432,215
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (b)	990,000	1,013,686
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,332,922
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Schwab Municipal Bond Funds  |  Annual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (b)	690,000	700,423
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	503,899
Texas Water Dev Brd
RB Series 2016	4.00%	10/15/30 (b)	3,900,000	4,097,827
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	512,176
Van Alstyne ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	1,500,000	1,667,351
				76,073,873
UTAH 1.2%
Univ of Utah
RB Series 2022B	5.00%	08/01/47 (b)	5,000,000	5,516,564
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (b)	360,000	381,013
Student Building Fee RB Series 2018	5.00%	03/01/28 (b)	425,000	448,750
				6,346,327
VERMONT 0.9%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (b)	555,000	558,196
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (b)	2,865,000	2,885,780
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (b)	1,467,000	1,498,954
				4,942,930
VIRGINIA 0.9%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,347,917
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (b)	600,000	568,214
				4,916,131
WASHINGTON 3.2%
East Pierce Fire & Rescue
ULT GO Bonds Series 2022	5.00%	12/01/37 (b)	3,980,000	4,483,728
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22 (g)	30,000	30,193
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,725,000	1,736,720
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (g)	205,000	216,036
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	512,636
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(b)	1,000,000	1,110,992
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(b)	1,000,000	1,107,691
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(b)	1,250,000	1,382,101
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	552,848
Refunding RB 2019	5.00%	12/01/28	460,000	515,675
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Schwab Municipal Bond Funds  |  Annual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB 2019	5.00%	12/01/29 (b)	500,000	561,185
Refunding RB 2019	5.00%	12/01/30 (b)	625,000	696,307
Port of Seattle
Intermediate Lien Refunding RB Series 2022B	5.50%	08/01/47 (b)	1,000,000	1,102,562
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(b)	2,830,000	3,131,567
				17,140,241
WISCONSIN 2.4%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (d)	65,000	49,378
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (b)(d)	1,250,000	866,144
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (b)(d)	2,000,000	1,319,096
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (b)(d)	1,820,000	1,141,957
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (b)(d)	2,900,000	1,732,372
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (b)(d)	3,000,000	1,703,710
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	2.32%	08/15/54 (b)(e)	1,700,000	1,695,967
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (b)(g)	1,000,000	1,109,013
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (b)(g)	1,025,000	1,136,738
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,052,084
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,049,302
				12,855,761
WYOMING 0.4%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	464,911
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (b)	495,000	495,089
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/36 (b)	400,000	395,102
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (b)	1,000,000	773,253
				2,128,355
Total Municipal Securities (Cost $554,890,887)				539,481,510
Total Investments in Securities (Cost $554,890,887)				539,481,510

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(d)	Zero coupon bond.
(e)	Variable rate security; rate shown is effective rate at period end.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
35
Schwab Municipal Bond Funds  |  Annual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.7% of net assets.
(j)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$539,481,510	$—	$539,481,510
Total	$—	$539,481,510	$—	$539,481,510

[1]	As categorized in the Portfolio Holdings.
36
Schwab Municipal Bond Funds  |  Annual Report
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Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $554,890,887)		$539,481,510
Cash		7,682
Receivables:
Investments sold		5,785,753
Interest		5,541,386
Fund shares sold		163,690
Prepaid expenses	+	32,228
Total assets		551,012,249
Liabilities
Payables:
Investments bought - delayed delivery		7,135,375
Distributions to shareholders		429,607
Fund shares redeemed		164,429
Investment adviser fees		83,009
Shareholder service fees		74,593
Accrued expenses	+	132,173
Total liabilities		8,019,186
Net assets		$542,993,063
Net Assets by Source
Capital received from investors		$574,781,470
Total distributable loss	+	(31,788,407)
Net assets		$542,993,063

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$542,993,063		49,683,547		$10.93

37
Schwab Municipal Bond Funds  |  Annual Report
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Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2021 through August 31, 2022
Investment Income
Interest received from securities - unaffiliated		$16,486,462
Expenses
Investment adviser and administrator fees		1,872,515
Shareholder service fees		1,613,061
Portfolio accounting fees		68,554
Registration fees		46,011
Professional fees		43,219
Shareholder reports		28,059
Proxy fees[1]		20,033
Independent trustees’ fees		13,484
Custodian fees		11,116
Transfer agent fees		2,253
Other expenses	+	10,554
Total expenses		3,728,859
Expense reduction	–	388,151
Net expenses	–	3,340,708
Net investment income		13,145,754
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(16,420,637)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(59,174,175)
Net realized and unrealized losses		(75,594,812)
Decrease in net assets resulting from operations		($62,449,058)

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
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Schwab Municipal Bond Funds  |  Annual Report
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Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/21-8/31/22		9/1/20-8/31/21
Net investment income		$13,145,754	$13,655,028
Net realized gains (losses)		(16,420,637)	5,327,481
Net change in unrealized appreciation (depreciation)	+	(59,174,175)	4,317,351
Increase (decrease) in net assets resulting from operations		($62,449,058)	$23,299,860
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,116,194)	($17,872,764)

TRANSACTIONS IN FUND SHARES
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,892,302	$272,856,307	16,057,282	$195,525,698
Shares reinvested		809,394	9,374,441	848,917	10,335,421
Shares redeemed	+	(40,607,080)	(461,906,122)	(13,794,704)	(167,898,476)
Net transactions in fund shares		(15,905,384)	($179,675,374)	3,111,495	$37,962,643
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,588,931	$801,233,689	62,477,436	$757,843,950
Total increase (decrease)	+	(15,905,384)	(258,240,626)	3,111,495	43,389,739
End of period		49,683,547	$542,993,063	65,588,931	$801,233,689
39
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18
Per-Share Data
Net asset value at beginning of period	$12.24	$12.26	$12.23	$11.69	$11.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.20	0.24	0.29	0.28
Net realized and unrealized gains (losses)	(1.17)	0.07	0.07	0.54	(0.27)
Total from investment operations	(0.96)	0.27	0.31	0.83	0.01
Less distributions:
Distributions from net investment income	(0.21)	(0.20)	(0.24)	(0.29)	(0.28)
Distributions from net realized gains	(0.06)	(0.09)	(0.04)	—	—
Total distributions	(0.27)	(0.29)	(0.28)	(0.29)	(0.28)
Net asset value at end of period	$11.01	$12.24	$12.26	$12.23	$11.69
Total return	(7.97%)	2.25%	2.54%	7.19%	0.14%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.48% [2,3]	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.56% [3]	0.58%	0.58%	0.60%	0.60%
Net investment income (loss)	1.78%	1.64%	1.97%	2.42%	2.42%
Portfolio turnover rate	67%	43%	78%	75%	59%
Net assets, end of period (x 1,000)	$419,849	$504,491	$488,458	$487,502	$395,147

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022 is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
40
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS
CALIFORNIA 97.9%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	110,000	117,165
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,639,079
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,508,012
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	345,000
Refunding RB Series 2015	5.00%	09/02/23	575,000	589,856
Refunding RB Series 2015	5.00%	09/02/25	690,000	740,656
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	692,621
Bay Area Toll Auth
Toll Bridge RB Series 2006C1 (SIFMA Municipal Swap Index + 0.90%)	2.57%	04/01/45 (a)(c)	5,000,000	5,002,810
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,947,497
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (b)	555,000	497,868
GO Bonds Series 2017	0.00%	08/01/34 (a)(b)	7,705,000	4,859,184
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,865,398
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,503,310
GO Bonds Series CQ	4.00%	12/01/47 (a)	2,555,000	2,573,761
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,056,412
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,414,277
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,181,338
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,097,757
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	190,000	189,213
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,518,777
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	310,838
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	339,788
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,438,836
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	218,327
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	184,758
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	240,642
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	200,000	216,126
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	163,292
41
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Community Choice Finance Auth
Clean Energy RB Series 2021A	4.00%	10/01/52 (a)(d)	4,000,000	4,077,009
RB Series 2021B1	4.00%	02/01/52 (a)(e)	5,715,000	5,769,028
California Community Choice Financing Auth
RB Series 2022A1	4.00%	05/01/53 (a)(e)	5,000,000	5,089,098
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,309,657
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	900,000	927,361
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)(f)	3,000,000	3,074,751
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (e)	175,000	178,684
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,625,000	2,610,046
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	542,838
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	573,238
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,100,598
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,431,572
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	5,000,000	4,668,701
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	684,643
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,038,112
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (e)	275,000	276,234
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	210,295
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	843,682
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(d)	855,000	857,451
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	900,000	958,752
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,685,020
RB Series 2021B	4.00%	11/01/35 (a)	295,000	294,217
RB Series 2021B	4.00%	11/01/36 (a)	360,000	356,957
RB Series 2021B	4.00%	11/01/38 (a)	600,000	585,644
RB Series 2021B	4.00%	11/01/39 (a)	630,000	612,475
RB Series 2021B	4.00%	11/01/40 (a)	650,000	628,413
RB Series 2021B	4.00%	11/01/41 (a)	410,000	390,029
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(g)	4,130,000	4,176,830
Refunding RB (Los Angeles Cnty Museum of Art) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,638,995
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,375,000	2,242,917
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	432,570
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	475,758
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,093,418
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,079,204
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	269,565
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	355,528
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	376,358
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (e)	360,000	391,054
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	387,714
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,134,387
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,471,474
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,527,570
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	792,435
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	820,358
42
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	1,240,000	1,231,165
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	698,565
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,203,249
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,087,852
RB Series 2021	4.00%	10/01/46 (a)	2,000,000	1,859,150
Recovery Zone Facility RB (Chevron) Series 2010B	0.86%	11/01/35 (a)(h)	1,000,000	1,000,000
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	162,990
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	642,288
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,225,112
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	658,600
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	761,082
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	505,549
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	277,561
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	634,674
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	275,228
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	274,426
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/31	100,000	100,000
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/32 (a)	145,000	143,573
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	253,015
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	260,807
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/36 (a)	215,000	206,545
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	442,272
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	613,113
RB (Hoag Memorial Hospital Presbyterian) Series 2022B	0.87%	07/15/62 (a)(e)(h)	1,600,000	1,600,000
RB (Sharp Healthcare) Series 2017B	0.85%	08/01/52 (a)(e)(h)	280,000	280,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,052,492
Lease Refunding RB Series 2022A	5.00%	08/01/33 (a)	2,000,000	2,321,588
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	201,523
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	170,236
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	605,771
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	894,499
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,799,288
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,423,931
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(e)	750,000	841,488
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(e)	735,000	816,046
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	2,840,771
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(d)	1,715,000	1,831,584
RB (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	1,978,223
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,522,303
RB (Rady Children’s Hospital) Series 2008B	0.90%	08/15/47 (a)(e)(h)	1,930,000	1,930,000
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	847,842
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	737,608
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	338,109
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	263,608
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	998,903
43
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	282,459
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	433,263
RB Series 2021A	4.00%	06/01/29	1,000,000	1,076,490
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	519,814
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,292,551
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,196,003
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,624,332
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	142,362
Refunding RB Series 2020A	5.00%	07/01/30	150,000	172,748
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	166,042
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	226,828
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	281,347
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	663,397
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/28	150,000	157,857
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	70,000	74,123
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	602,930
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	396,349
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	475,000	498,396
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	260,329
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,030,225
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(g)	1,300,000	1,342,502
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	519,506
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	514,317
Ceres Water
Water System RB Series 2020	0.50%	06/01/50 (a)	1,375,000	1,369,854
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(b)	450,000	293,363
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	629,293
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	805,507
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	431,129
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	352,058
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	476,529
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	512,746
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	517,903
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/31 (b)	500,000	364,398
GO Bonds Series 2022C	0.00%	08/01/33 (a)(b)	650,000	429,396
GO Bonds Series 2022C	0.00%	08/01/36 (a)(b)	500,000	283,232
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,144,103
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	276,357
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	550,855
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	825,571
44
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	670,873
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	753,033
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/27	140,000	157,353
Water Refunding RB Series 2021B	5.00%	09/01/28	150,000	171,628
Water Refunding RB Series 2021B	5.00%	09/01/31	200,000	237,790
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(g)	415,000	425,296
GO Bonds Series 2018	5.00%	08/01/38 (a)(g)	500,000	512,405
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	402,353
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	497,022
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	524,201
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	538,877
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	510,435
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,000,000	4,399,332
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	242,510
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	263,536
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	279,659
East Bay Municipal Utility District
Water System RB Series 2022A	5.25%	06/01/52 (a)	1,315,000	1,512,598
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	506,750
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,323,665
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	450,000
Special Tax RB Series 2015	5.00%	09/01/23	775,000	792,190
Foothill Eastern Transportation Corridor Agency
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	1,889,203
Fort Bragg USD
GO Bonds Series B	5.50%	08/01/52 (a)	1,000,000	1,102,058
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(b)(g)	1,000,000	338,308
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	922,574
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,561,759
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(b)(g)	1,120,000	763,441
GO Bonds Series 2016A	0.00%	08/01/34 (a)(b)(g)	1,900,000	1,234,144
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,768,337
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	928,643
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	813,436
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	785,642
45
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,773,471
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	423,364
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	191,899
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	197,770
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,199,486
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,208,190
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,096,597
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	1,430,000	1,619,579
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	800,322
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	837,064
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,070,896
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,102,270
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,336,484
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	538,164
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(g)	685,000	709,251
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	162,609
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	215,964
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	134,517
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	214,790
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	768,705
Kern CCD
GO BAN 2020	0.00%	08/01/23 (b)	4,200,000	4,099,419
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,108,161
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,626,383
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,003,738
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	579,314
GO Refunding Bonds Series 2019	4.00%	08/01/28	375,000	403,059
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	656,606
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,420,695
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	890,228
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	449,602
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	338,680
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	348,502
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	988,935
46
Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	306,760
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,453,254
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,068,137
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F	5.00%	12/01/26	250,000	276,854
Lease RB Series 2021F	5.00%	12/01/27	250,000	282,542
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,455,719
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,183,302
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	735,000
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,003,883
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,792,497
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,543,413
Sr. RB Series 2020C	5.00%	05/15/27	1,290,000	1,400,966
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,363,662
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,191,769
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,516,450
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	910,707
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(g)	1,050,000	1,095,616
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	704,672
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	798,417
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(b)	3,890,000	1,482,124
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,374,885
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,342,209
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	813,622
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.75%	08/01/40 (a)	700,000	701,737
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (e)	3,000,000	3,105,489
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	102,691
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	155,892
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	157,338
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	211,779
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	212,994
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	150,619
47
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	299,015
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	157,124
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	661,356
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/23	700,000	716,853
GO Bonds Series 2015A	5.00%	08/01/24	600,000	628,047
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,673,845
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	554,260
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,175,386
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	280,979
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	559,776
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	735,481
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	388,642
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	801,838
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	628,727
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	240,897
Ontario Int’l Airport
RB Series 2021B	5.00%	05/15/33 (a)	545,000	594,301
RB Series 2021B	5.00%	05/15/34 (a)	500,000	541,398
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,382,858
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,361,537
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	845,286
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	509,741
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,826,262
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,466,428
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,600,716
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,810,206
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,131,342
Palm Springs USD
GO Refunding Bonds Series 2016	5.00%	08/01/26	5,400,000	5,909,776
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,715,580
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,171,156
Paradise USD
GO Bonds Series 2022B	5.00%	08/01/52 (a)	2,000,000	2,131,167
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	637,226
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	388,792
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	872,284
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	849,738
48
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,270,566
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	110,000	113,601
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27	4,895,000	5,356,464
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	579,770
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/22	200,000	200,000
Refunding RB Series 2021A	4.00%	09/01/24	300,000	308,626
Refunding RB Series 2021A	4.00%	09/01/26	400,000	418,332
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,017,605
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (g)	180,000	193,895
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,097,447
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(g)	710,000	725,564
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	6,455,000	6,145,880
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	816,981
Refunding RB Series 2020A	5.00%	01/01/24	500,000	516,270
Refunding RB Series 2020A	5.00%	01/01/25	545,000	574,753
Refunding RB Series 2020A	5.00%	01/01/26	825,000	886,662
Refunding RB Series 2020A	5.00%	01/01/28	810,000	900,524
Refunding RB Series 2020A	5.00%	01/01/29	855,000	962,115
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	205,740
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,024,482
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,044,837
Airport System Sr Refunding RB Series 2020	5.00%	07/01/34 (a)	1,550,000	1,727,292
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,492,764
Sacramento Regional Transit District
Refunding RB Series 2021A	4.00%	03/01/35 (a)	825,000	836,838
Refunding RB Series 2021A	4.00%	03/01/36 (a)	625,000	631,019
Refunding RB Series 2021A	4.00%	03/01/37 (a)	750,000	753,790
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,633,118
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	758,514
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	579,027
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	376,354
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,077,544
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,445,938
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,128,645
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,045,891
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	981,439
49
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B	1.43%	04/01/38 (a)(e)(h)	1,000,000	1,000,000
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	300,000
Refunding RB Series 2013A	5.00%	09/01/23	550,000	563,075
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	251,174
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,022,532
RB 2nd Series 2022A	5.00%	05/01/30	2,500,000	2,752,798
RB Series 2018G	5.00%	05/01/27	2,700,000	2,914,662
Refunding RB 2nd Series 2020A	5.00%	05/01/38 (a)	3,500,000	3,718,995
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,093,046
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	271,332
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	157,175
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	173,022
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	320,269
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	450,702
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,310,670
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,000,760
San Joaquin Hills Transportation Corridor Agy Toll
Toll Road Sr. Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,500,000	2,284,671
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,167,237
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,278,027
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020B	0.87%	06/01/49 (a)(e)(h)	450,000	450,000
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	211,354
RB Series 2020A	5.00%	05/01/36 (a)	500,000	551,503
RB Series 2020A	5.00%	05/01/37 (a)	250,000	275,054
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,000,000	986,077
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	176,548
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	183,381
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	172,776
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	334,713
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	629,848
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/35 (a)	100,000	107,817
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	946,678
RB Series 2019	4.00%	07/01/25	1,270,000	1,297,406
Refunding RB Series 2020	4.00%	07/01/26	300,000	308,422
Refunding RB Series 2020	5.00%	07/01/27	630,000	679,644
Refunding RB Series 2020	5.00%	07/01/30	645,000	715,544
50
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Bay USD
GO Bonds Series 2018A	5.00%	08/01/42 (a)	2,500,000	2,698,129
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,167,481
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	423,434
Water Refunding RB Series 2022B	3.00%	07/01/28	5,000,000	5,160,587
Southern California Public Power Auth
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,089,647
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	581,449
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	658,326
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	723,266
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	610,280
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	924,091
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	200,000	202,234
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	632,293
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	668,197
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	702,228
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	741,779
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,925,000	4,336,431
Univ of CA Medical Center
Pooled RB Series 2022P	5.00%	05/15/47 (a)	3,750,000	4,120,871
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,232,363
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	514,829
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,128,246
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	548,445
Electric RB Series 2022A	5.00%	05/01/32	500,000	549,676
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	341,354
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	489,323
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	647,037
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	688,376
				410,844,686
GUAM 0.8%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,195,403
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,256,938
				3,452,341
51
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	763,939
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	608,560
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	915,401
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	845,999
				3,133,899
Total Municipal Securities (Cost $430,789,478)				417,430,926
Total Investments in Securities (Cost $430,789,478)				417,430,926

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Refunded bond.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$417,430,926	$—	$417,430,926
Total	$—	$417,430,926	$—	$417,430,926

[1]	As categorized in the Portfolio Holdings.
52
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $430,789,478)		$417,430,926
Cash		14,898
Receivables:
Interest		4,406,247
Investments sold		1,889,207
Fund shares sold		97,006
Prepaid expenses	+	20,824
Total assets		423,859,108
Liabilities
Payables:
Investments bought - delayed delivery		3,090,811
Fund shares redeemed		390,031
Distributions to shareholders		294,111
Investment adviser fees		57,407
Shareholder service fees		56,565
Accrued expenses	+	120,777
Total liabilities		4,009,702
Net assets		$419,849,406
Net Assets by Source
Capital received from investors		$441,911,394
Total distributable loss	+	(22,061,988)
Net assets		$419,849,406

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$419,849,406		38,123,217		$11.01

53
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2021 through August 31, 2022
Investment Income
Interest received from securities - unaffiliated		$10,323,278
Expenses
Investment adviser and administrator fees		1,312,666
Shareholder service fees		1,031,422
Portfolio accounting fees		66,316
Professional fees		48,255
Registration fees		27,576
Proxy fees[1]		20,659
Shareholder reports		15,560
Independent trustees’ fees		12,585
Custodian fees		6,778
Transfer agent fees		1,609
Other expenses	+	7,765
Total expenses		2,551,191
Expense reduction	–	371,701
Net expenses	–	2,179,490
Net investment income		8,143,788
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(8,667,778)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(38,196,409)
Net realized and unrealized losses		(46,864,187)
Decrease in net assets resulting from operations		($38,720,399)

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
54
Schwab Municipal Bond Funds  |  Annual Report
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Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/21-8/31/22		9/1/20-8/31/21
Net investment income		$8,143,788	$8,186,781
Net realized gains (losses)		(8,667,778)	3,172,000
Net change in unrealized appreciation (depreciation)	+	(38,196,409)	(183,038)
Increase (decrease) in net assets resulting from operations		($38,720,399)	$11,175,743
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,507,043)	($11,896,900)

TRANSACTIONS IN FUND SHARES
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,257,320	$162,492,017	8,761,515	$107,272,240
Shares reinvested		581,738	6,790,680	628,988	7,693,244
Shares redeemed	+	(17,919,503)	(204,696,513)	(8,029,362)	(98,211,493)
Net transactions in fund shares		(3,080,445)	($35,413,816)	1,361,141	$16,753,991
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,203,662	$504,490,664	39,842,521	$488,457,830
Total increase (decrease)	+	(3,080,445)	(84,641,258)	1,361,141	16,032,834
End of period		38,123,217	$419,849,406	41,203,662	$504,490,664
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Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 8/31/22	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$10.64	$10.42	$11.25	$10.61	$10.63	$10.44
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.32	0.20	0.38	0.40	0.36
Net realized and unrealized gains (losses)	(1.43)	0.23	(0.83)	0.73	0.01	0.20
Total from investment operations	(1.16)	0.55	(0.63)	1.11	0.41	0.56
Less distributions:
Distributions from net investment income	(0.28)	(0.26)	(0.20)	(0.38)	(0.41)	(0.35)
Distributions from net realized gains	—	(0.07)	—	(0.09)	(0.02)	(0.02)
Total distributions	(0.28)	(0.33)	(0.20)	(0.47)	(0.43)	(0.37)
Redemption fees[3]	—	— [4]	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]
Net asset value at end of period	$9.20	$10.64	$10.42	$11.25	$10.61	$10.63
Total return	(11.10%)	5.36%	(5.56%) [6]	10.71%	3.93%	5.42%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50% [7]	0.58% [8]	0.73% [9,10]	0.75%	0.75%	0.92% [11]
Gross operating expenses	0.55% [7]	0.70%	0.90% [9]	0.78%	0.76%	0.88% [12]
Net investment income (loss)	2.63%	2.99%	3.81% [9]	3.48%	3.80%	3.30%
Portfolio turnover rate	126%	83%	36% [6]	27%	18%	11%
Net assets, end of period (x 1,000)	$48,588	$69,314	$66,290	$82,969	$77,029	$118,300

[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal Fund prior to the acquisition date of August 10, 2020 and Schwab Opportunistic Municipal Bond Fund subsequent to that date.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2021, redemption fees were eliminated.
[5]	Amount is less than $0.01 per share.
[6]	Not annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021 is a blended ratio.
[9]	Annualized.
[10]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020 is a blended ratio.
[11]	Includes predecessor adviser recoupment of previously waived fees.
[12]	Excludes predecessor adviser recoupment of previously waived fees.
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.6% OF NET ASSETS
ALABAMA 3.1%
Black Belt Energy Gas District
Gas Supply RB Series 2022D1	4.00%	07/01/52 (a)(b)	1,000,000	1,015,380
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (b)	500,000	503,919
				1,519,299
ALASKA 0.7%
Valdez
Terminal Refunding RB (Exxon) Series 1993C	1.00%	12/01/33 (b)(c)	320,000	320,000
ARIZONA 4.1%
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	516,541
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (b)	700,000	708,584
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (b)	800,000	759,834
				1,984,959
CALIFORNIA 0.6%
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/39 (b)(d)	600,000	288,050
COLORADO 3.0%
Colorado Health Facilities Auth
RB (Intermountain Healthcare) Series 2022A	5.00%	05/15/47 (b)	200,000	217,912
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (b)	500,000	462,922
Park Creek Metropolitan District
Sr LT RB Series 2019A	4.00%	12/01/34 (b)	745,000	775,980
				1,456,814
CONNECTICUT 1.1%
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (b)	500,000	529,740
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
DISTRICT OF COLUMBIA 1.8%
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/34 (b)	400,000	408,979
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/40 (b)	500,000	485,734
				894,713
FLORIDA 7.5%
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (b)	500,000	521,627
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (b)	750,000	693,660
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (b)	1,000,000	1,028,544
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (b)	500,000	520,870
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (b)	500,000	423,206
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	500,000	435,572
				3,623,479
GUAM 1.1%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (b)	500,000	511,286
IDAHO 1.2%
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(b)	515,000	585,229
ILLINOIS 3.7%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (b)	500,000	508,099
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/29	400,000	453,387
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	450,000	474,872
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(b)	400,000	361,828
				1,798,186
INDIANA 0.7%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (b)	300,000	343,725
LOUISIANA 3.9%
Louisiana Public Facilities Auth
RB Series 2020A	4.00%	04/01/50 (b)(e)	60,000	64,765
Revenue & Refunding Bonds (Ochsner Clinic) Series 2017	5.00%	05/15/42 (b)	500,000	514,893
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (b)	400,000	402,482
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (b)	500,000	555,771
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (b)	400,000	375,700
				1,913,611
MARYLAND 1.1%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (b)	500,000	534,225
MASSACHUSETTS 0.6%
Massachusetts Development Finance Agency
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (b)	300,000	314,303
MICHIGAN 2.2%
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (b)	500,000	540,110
Water System Sr. Lien RB Series 2022B	5.25%	07/01/47 (b)(f)	500,000	545,880
				1,085,990
MINNESOTA 9.2%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.36%	02/01/00 (g)	15,000	6,600
Pooled Housing Development RB Series 1993	4.71%	02/01/02 (g)	30,000	13,200
Pooled Housing Development RB Series 1993	4.91%	02/01/05 (g)	20,000	8,800
Pooled Housing Development RB Series 1993	4.95%	02/01/06 (g)	20,000	8,800
Pooled Housing Development RB Series 1993	5.03%	02/01/07 (g)	65,000	28,600
Pooled Housing Development RB Series 1993	5.05%	02/01/08 (g)	10,000	4,400
Pooled Housing Development RB Series 1993	5.23%	02/01/17 (g)	450,000	198,000
Pooled Housing Development RB Series 1993	5.58%	02/01/25 (b)(g)	9,500,000	4,180,000
				4,448,400
MISSISSIPPI 1.8%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007A	1.00%	12/01/30 (b)(c)	870,000	870,000
MISSOURI 1.0%
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (b)	425,000	469,257
NEW JERSEY 5.8%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/34 (b)	1,000,000	1,026,564
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (b)	1,000,000	1,018,279
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (b)	750,000	785,112
				2,829,955
NEW YORK 14.2%
Long Island Power Auth
Electric System RB Series 2021B	1.50%	09/01/51 (b)(h)	535,000	490,594
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	500,000	492,363
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	500,000	520,253
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (b)	450,000	491,036
New York City
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (b)	250,000	282,994
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (b)	500,000	529,626
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (b)	500,000	470,514
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	559,411
New York State Dormitory Auth
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (b)	500,000	520,055
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (b)	500,000	499,419
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (b)	400,000	427,746
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (b)	500,000	537,159
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (b)	500,000	438,541
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	600,000	643,563
				6,903,274
NORTH CAROLINA 1.6%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (b)	250,000	229,799
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (b)	500,000	547,524
				777,323
OKLAHOMA 2.6%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (b)	500,000	471,706
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	750,000	794,949
				1,266,655
OREGON 1.4%
Beaverton SD #48J
GO Bonds Series 2022A	0.00%	06/15/48 (a)(b)(d)	500,000	144,435
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oregon Facilities Auth
RB (Legacy Health) Series 2022A	5.00%	06/01/52 (b)	500,000	525,433
				669,868
PENNSYLVANIA 5.5%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (b)	500,000	539,060
Pennsylvania Economic Development Financing Auth
RB Series 2022A	5.00%	02/15/47 (b)	750,000	793,241
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (b)	250,000	262,133
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (b)	500,000	557,053
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (b)	500,000	534,281
				2,685,768
SOUTH CAROLINA 1.1%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (b)	500,000	511,995
SOUTH DAKOTA 1.1%
Tea Area SD #41-5
GO Bonds Series 2022A	5.00%	08/01/47 (b)	500,000	540,958
TENNESSEE 1.1%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (b)	500,000	510,704
TEXAS 8.7%
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/28 (a)	300,000	315,715
Austin
Airport System RB Series 2022	5.00%	11/15/52 (b)	500,000	521,355
Bullard ISD
ULT GO Bonds Series 2022	5.00%	02/15/47 (a)(b)	350,000	384,760
Dallas-Fort Worth International Airport
Refunding RB Series 2021B	4.00%	11/01/45 (b)	750,000	717,301
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/42 (b)	400,000	447,175
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (b)	500,000	492,701
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (b)	500,000	531,969
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (b)	800,000	825,103
				4,236,079
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
UTAH 0.4%
Vineyard Redevelopment Agency
Tax Increment Refunding RB Series 2021	4.00%	05/01/39 (b)	175,000	176,579
VIRGINIA 1.0%
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (b)	535,000	506,658
WASHINGTON 1.8%
East Pierce Fire & Rescue
ULT GO Bonds Series 2022	5.00%	12/01/38 (b)	800,000	898,929
WISCONSIN 3.1%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (b)	1,075,000	1,071,251
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (b)	500,000	456,165
				1,527,416
WYOMING 0.8%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (b)	500,000	386,626
Total Municipal Securities (Cost $50,748,123)				47,920,053
Total Investments in Securities (Cost $50,748,123)				47,920,053

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(d)	Zero coupon bond.
(e)	Refunded bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least annually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(h)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.

BAN —	Bond anticipation note
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
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Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2022 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$47,920,053	$—	$47,920,053
Total	$—	$47,920,053	$—	$47,920,053

[1]	As categorized in the Portfolio Holdings.
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Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of August 31, 2022
Assets
Investments in securities, at value - unaffiliated (cost $50,748,123)		$47,920,053
Cash		81,631
Receivables:
Investments sold		868,900
Interest		500,424
Fund shares sold		10,335
Prepaid expenses	+	14,129
Total assets		49,395,472
Liabilities
Payables:
Investments bought - delayed delivery		545,565
Fund shares redeemed		109,919
Distributions to shareholders		68,879
Investment adviser fees		13,699
Accrued expenses	+	69,180
Total liabilities		807,242
Net assets		$48,588,230
Net Assets by Source
Capital received from investors		$54,697,015
Total distributable loss	+	(6,108,785)
Net assets		$48,588,230

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$48,588,230		5,280,242		$9.20

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Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2021 through August 31, 2022
Investment Income
Interest received from securities - unaffiliated		$1,948,091
Expenses
Investment adviser and administrator fees		248,512
Professional fees		28,055
Registration fees		27,332
Shareholder reports		14,081
Independent trustees’ fees		11,171
Proxy fees[1]		2,843
Portfolio accounting fees		1,642
Transfer agent fees		1,561
Custodian fees		927
Other expenses	+	4,429
Total expenses		340,553
Expense reduction	–	27,001
Net expenses	–	313,552
Net investment income		1,634,539
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(2,561,194)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(6,054,888)
Net realized and unrealized losses		(8,616,082)
Decrease in net assets resulting from operations		($6,981,543)

[1]	Proxy fees are non-routine expenses (see financial note 5 for additional information).
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Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/21-8/31/22		9/1/20-8/31/21
Net investment income		$1,634,539	$1,874,865
Net realized gains (losses)		(2,561,194)	363,437
Net change in unrealized appreciation (depreciation)	+	(6,054,888)	807,354
Increase (decrease) in net assets resulting from operations		($6,981,543)	$3,045,656
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,675,306)	($1,939,895)

TRANSACTIONS IN FUND SHARES
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,399,370	$34,667,631	3,154,653	$33,506,685
Shares reinvested		83,181	830,520	77,942	823,990
Shares redeemed	+	(4,719,224)	(47,566,667)	(3,074,591)	(32,413,338)
Net transactions in fund shares		(1,236,673)	($12,068,516)	158,004	$1,917,337
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-8/31/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,516,915	$69,313,595	6,358,911	$66,290,497
Total increase (decrease)	+	(1,236,673)	(20,725,365)	158,004	3,023,098
End of period		5,280,242	$48,588,230	6,516,915	$69,313,595
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Schwab Municipal Bond Funds  |  Annual Report
See financial notes

Schwab Municipal Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Effective August 19, 2022, the funds comply with Rule 18f-4 under the 1940 act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income. The funds make distributions from net realized capital gains, if any, in December. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.
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Financial Notes (continued)

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity to the purchaser. At August 31, 2022, as a percentage of the total assets, 14% of the Schwab Tax-Free Bond Fund investments in securities had credit and/or liquidity enhancements, with no single entity providing greater than 10%. Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in these types of securities.

4. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
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Financial Notes (continued)

4. Risk Factors (continued):
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The funds may also invest in derivative instruments, principally futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.22% of each fund’s average daily net assets.
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Prior to July 1, 2022, the advisory and administrative service fee of the fund was as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
For the period ended August 31, 2022, the aggregate advisory fees paid to the investment adviser by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.27%
Schwab California Tax-Free Bond Fund	0.29%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%, effective July 1, 2022. Prior to July 1, 2022, the shareholder servicing fee was up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and effective July 1, 2022, a fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Prior to July 1, 2022, a fund would pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.38% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund. Prior to July 1, 2022, the expense limitation for each of Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund was 0.49% excluding interest, taxes and certain non-routine expenses.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains ( losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Tax-Free Bond Fund	$—	$6,700,304	$0
Schwab California Tax-Free Bond Fund	—	2,200,147	0
Schwab Opportunistic Municipal Bond Fund	—	—	—

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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Redemption Fees:
Prior to July 1, 2021, the Schwab Opportunistic Municipal Bond Fund charged a 1.00% redemption fee on shares sold or exchanged within 60 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee for the prior fiscal period ended August 31, 2021 was $0.

8. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2022, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$607,662,273	$798,367,439
Schwab California Tax-Free Bond Fund	306,464,337	341,534,332
Schwab Opportunistic Municipal Bond Fund	78,415,253	89,044,741
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Financial Notes (continued)

10. Federal Income Taxes:
As of August 31, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$554,881,950	$4,212,955	($19,613,395)	($15,400,440)
Schwab California Tax-Free Bond Fund	430,810,718	1,932,861	(15,312,653)	(13,379,792)
Schwab Opportunistic Municipal Bond Fund	50,748,123	149,562	(2,977,632)	(2,828,070)
As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Tax-Free Bond Fund	$470,619	($15,400,440)	($16,428,979)	($31,358,800)
Schwab California Tax-Free Bond Fund	290,425	(13,379,792)	(8,678,510)	(21,767,877)
Schwab Opportunistic Municipal Bond Fund	377,182	(2,828,070)	(3,589,018)	(6,039,906)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences. The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the differing treatment of amortization of bond discounts and premiums. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these appreciation or depreciation differences, as applicable.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$—
Schwab California Tax-Free Bond Fund	8,678,510
Schwab Opportunistic Municipal Bond Fund	3,589,018
For tax purposes, net realized capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2022, the Schwab Tax-Free Bond Fund had capital losses deferred of $16,428,979.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Tax-Free Bond Fund	$13,141,181	$966,096	$2,008,917	$13,651,332	$—	$4,221,432
Schwab California Tax-Free Bond Fund	8,142,264	968,705	1,396,074	8,184,103	14,234	3,698,563
Schwab Opportunistic Municipal Bond Fund	1,670,528	4,778	—	1,545,297	48,978	345,620
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
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Financial Notes (continued)

10. Federal Income Taxes (continued):
Permanent book and tax basis differences, which are mainly due to differing treatments of bond discounts and premiums, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2022, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2022, the related statements of operations for the year then ended, the related statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended except for Schwab Opportunistic Municipal Bond Fund, the financial highlights for the years ended August 31, 2022 and August 31, 2021, and for the period from March 1, 2020 through August 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended August 31, 2019 were audited by other auditors, whose report, dated October 17, 2019, expressed an unqualified opinion on such financial highlights, except for Schwab Opportunistic Municipal Bond Fund. For Schwab Opportunistic Municipal Bond Fund, the financial highlights for each of the three years in the period ended February 29, 2020 were audited by other auditors, whose report, dated April 29, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2022
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

Under section 852(b)(5) of the Internal Revenue Code, the funds designate the following percentage of the distributions paid from net investment income as exempt interest dividends for the fiscal year ended August 31, 2022.

Schwab Tax-Free Bond Fund	100.00%
Schwab California Tax-Free Bond Fund	100.00%
Schwab Opportunistic Municipal Bond Fund	99.90%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2022:
Schwab Tax-Free Bond Fund	$2,008,917
Schwab California Tax-Free Bond Fund	1,396,074
Schwab Opportunistic Municipal Bond Fund	—
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Shareholder Vote Results  (unaudited)

A Special Meeting of Shareholders of Schwab Investments (the “Trust”) was held on June 1, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	423,830,446.945	41,037,210.315
Richard A. Wurster	449,247,822.632	15,619,834.628
Michael J. Beer	449,188,616.594	15,679,040.666
Robert W. Burns	449,093,044.919	15,774,612.341
Nancy F. Heller	450,193,833.945	14,673,823.315
David L. Mahoney	419,552,571.056	45,315,086.204
Jane P. Moncreiff	450,325,483.733	14,542,173.527
Kiran M. Patel	448,721,580.221	16,146,077.039
Kimberly S. Patmore	449,526,424.435	15,341,232.825
J. Derek Penn	449,384,537.556	15,483,119.704
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including

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modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to keep each
Fund’s expense cap for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and

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(ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	105	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	105	Director (2008 – present), The Charles Schwab Corporation
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	President (Oct. 2021 – present) and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles Schwab Corporation; President, Director (Oct. 2021 – present), Executive Vice President – Schwab Asset Management Solutions (July 2019 – Oct. 2021) and Senior Vice President – Advisory (May 2016 – July 2019), Charles Schwab & Co., Inc.; President (Nov. 2021 – present), Schwab Holdings, Inc.; Director (Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Wurster are Interested Trustees. Each of Mr. Bettinger and Mr. Wurster is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg California Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg High Yield Municipal Index  An index that measures the performance of the non-investment grade and non-rated tax exempt bond market. Included in the index are securities from all 50 U.S. states and four other qualifying regions (Washington DC, Puerto Rico, Guam, and the Virgin Islands) that have par value of at least $3 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes state and local general obligation bonds and revenue bonds. Both high yield (Ba1/BB+/BB+ or below) and non-rated securities are eligible to be included in the index. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Municipal Bond Index  An index that measures the performance of U.S. tax exempt bonds that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

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Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

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taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Notes

Notes

Notes

Schwab Municipal Bond Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13656-25
00278041

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. Six series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2022/2023 and 2021/2022, based on their respective 2022/2023 and 2021/2022 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022
$264,750	$264,750	$0	$0	$24,800	$24,800	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2022/2023: $5,163,701	2021/2022: $3,622,031

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments—Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 17, 2022